SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT (No. 2-67004)
  UNDER THE SECURITIES ACT OF 1933 [X]
 Pre-Effective Amendment No.
 Post-Effective Amendment No. 38            [X]
and
REGISTRATION STATEMENT (No. 811-3010)
 UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]
 Amendment No. 38  [X]
Fidelity Advisor Series VII
(Exact Name of Registrant as Specified in Charter)
82 Devonshire St., Boston, Massachusetts 02109
(Address Of Principal Executive Offices)  (Zip Code)
Registrant's Telephone Number:  617-570-7000
Arthur S. Loring, Secretary
82 Devonshire Street
Boston, Massachusetts 02109
(Name and Address of Agent for Service)
It is proposed that this filing will become effective
 (  ) immediately upon filing pursuant to paragraph (b).
 (X) on (October 31, 1997) pursuant to paragraph (b).
 (  ) 60 days after filing pursuant to paragraph (a)(1).
 ( ) on (             ) pursuant to paragraph (a)(1) of Rule 485.
 (  ) 75 days after filing pursuant to paragraph (a)(2).
 (  ) on (            ) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
 ( ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

FIDELITY ADVISOR FOCUS FUNDS CLASS A, CLASS T, CLASS B, AND CLASS C
PROSPECTUS
CROSS REFERENCE SHEET
FORM N-1A

ITEM NUMBER   PROSPECTUS SECTION


1            ..............................   COVER PAGE

2     A      ..............................   EXPENSES

      B,C    ..............................   CONTENTS; WHO MAY WANT TO INVEST

3     A      ..............................   FINANCIAL HIGHLIGHTS

      B      ..............................   *

      C      ..............................   PERFORMANCE

      D      ..............................   PERFORMANCE; COVER PAGE

4     A      I.............................   CHARTER

             II...........................    INVESTMENT PRINCIPLES AND RISKS

      B      ..............................   INVESTMENT PRINCIPLES AND RISKS

      C      ..............................   WHO MAY WANT TO INVEST; INVESTMENT PRINCIPLES
                                              AND RISKS

5     A      ..............................   CHARTER

      B      I.............................   COVER PAGE; CHARTER

             II...........................    CHARTER; BREAKDOWN OF EXPENSES

             III..........................    EXPENSES; BREAKDOWN OF EXPENSES

      C      ..............................   CHARTER

      D      ..............................   CHARTER; BREAKDOWN OF EXPENSES

      E      ..............................   BREAKDOWN OF EXPENSES

      F      ..............................   EXPENSES

      G      I............................    CHARTER

             II............................   *

      5A     ..............................   PERFORMANCE

6     A      I.............................   CHARTER

             II...........................    HOW TO BUY SHARES; HOW TO SELL SHARES; INVESTOR
                                              SERVICES; TRANSACTION DETAILS; EXCHANGE
                                              RESTRICTIONS; SALES CHARGE REDUCTIONS AND WAIVERS

             III..........................    CHARTER

      B      .............................    CHARTER

      C      ..............................   TRANSACTION DETAILS; EXCHANGE RESTRICTIONS

      D      ..............................   WHO MAY WANT TO INVEST

      E      ..............................   COVER PAGE; HOW TO BUY SHARES; HOW TO SELL
                                              SHARES; INVESTOR SERVICES; EXCHANGE RESTRICTIONS;
                                              SALES CHARGE REDUCTIONS AND WAIVERS

      F, G   ..............................   DIVIDENDS, CAPITAL GAINS, AND TAXES

      H      ..............................   WHO MAY WANT TO INVEST

7     A      ..............................   CHARTER; COVER PAGE

      B      ..............................   HOW TO BUY SHARES; TRANSACTION DETAILS

      C      ..............................   SALES CHARGE REDUCTIONS AND WAIVERS

      D      ..............................   HOW TO BUY SHARES

      E      ..............................   TRANSACTION DETAILS; BREAKDOWN OF EXPENSES

      F      ..............................   BREAKDOWN OF EXPENSES

8            ..............................   HOW TO SELL SHARES; INVESTOR SERVICES; TRANSACTION
                                              DETAILS; EXCHANGE RESTRICTIONS

9            ..............................   *


*   Not Applicable

FIDELITY ADVISOR
FOCUS FUNDS
CLASS A, CLASS T, CLASS B,

AND CLASS C
Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how each fund invests and the services available to shareholders.
   To learn more about each fund and its investments, you can obtain a copy of the funds' most recent financial report and portfolio listing, or a copy of the Statement of Additional Information (SAI) dated October 31, 1997. The SAI has been filed with the Securities and Exchange Commission (SEC) and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document, contact Fidelity Distributors Corporation (FDC), 82 Devonshire Street, Boston, MA 02109, or your investment professional.
LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE
NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION,
NOR HAS THE SECURITIES AND EXCHANGE
COMMISSION PASSED UPON THE ACCURACY OR
ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.
   AFOC-PRO-1097

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS
OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION.
SHARES ARE NOT INSURED BY THE FDIC, FEDERAL
RESERVE BOARD OR ANY OTHER AGENCY, AND ARE
SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS
OF PRINCIPAL AMOUNT INVESTED.
Each fund seeks to increase the value of your investment over the long-term by investing mainly in equity securities of companies within a particular market sector.
FIDELITY ADVISOR CONSUMER INDUSTRIES FUND
FIDELITY ADVISOR CYCLICAL INDUSTRIES FUND
FIDELITY ADVISOR FINANCIAL SERVICES FUND
FIDELITY ADVISOR HEALTH CARE FUND
FIDELITY ADVISOR NATURAL RESOURCES FUND
FIDELITY ADVISOR TECHNOLOGY FUND
FIDELITY ADVISOR UTILITIES GROWTH FUND
PROSPECTUS
OCTOBER 31, 1997(FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET, BOSTON,
MA 02109


CONTENTS



KEY FACTS                                WHO MAY WANT TO INVEST

                                         EXPENSES EACH CLASS'S SALES CHARGE (LOAD) AND ITS YEARLY
                                         OPERATING EXPENSES.

                                         FINANCIAL HIGHLIGHTS A SUMMARY OF EACH FUND'S FINANCIAL DATA.

                                         PERFORMANCE HOW EACH FUND HAS DONE OVER TIME.

THE FUNDS IN DETAIL                      CHARTER HOW EACH FUND IS ORGANIZED.

                                         INVESTMENT PRINCIPLES AND RISKS EACH FUND'S OVERALL APPROACH
                                         TO INVESTING.

                                         BREAKDOWN OF EXPENSES HOW OPERATING COSTS ARE CALCULATED
                                         AND WHAT THEY INCLUDE.

YOUR ACCOUNT                             TYPES OF ACCOUNTS DIFFERENT WAYS TO SET UP YOUR ACCOUNT,
                                         INCLUDING TAX-SHELTERED RETIREMENT PLANS.

                                         HOW TO BUY SHARES OPENING AN ACCOUNT AND MAKING ADDITIONAL
                                         INVESTMENTS.

                                         HOW TO SELL SHARES TAKING MONEY OUT AND CLOSING YOUR ACCOUNT.

                                         INVESTOR SERVICES SERVICES TO HELP YOU MANAGE YOUR ACCOUNT.

SHAREHOLDER AND ACCOUNT POLICIES         DIVIDENDS, CAPITAL GAINS, AND TAXES

                                         TRANSACTION DETAILS SHARE PRICE CALCULATIONS AND THE TIMING OF
                                         PURCHASES AND REDEMPTIONS.

                                         EXCHANGE RESTRICTIONS

                                         SALES CHARGE REDUCTIONS AND WAIVERS


KEY FACTS


WHO MAY WANT TO INVEST
Class A, Class T, Class B, and Class C shares are offered to investors who engage an investment professional for investment advice.
The funds may be appropriate for investors who want to pursue growth aggressively by concentrating their investment on domestic and foreign securities within a market sector. The funds are designed for those who are interested in actively monitoring the progress, and can accept the risks, of industry-focused investing. Because the funds are narrowly focused, changes in a particular industry, regulatory changes, or legislation can have a substantial impact on a fund's share price.
Consumer Industries, Cyclical Industries, Health Care, Natural Resources, Technology, and Utilities Growth may invest a greater portion of their assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single issuer could cause greater fluctuations in share value than would occur in a more diversified fund.
The value of each fund's investments varies from day to day, generally reflecting changes in market conditions and other company, political, and economic news. In the short term, stock prices can fluctuate dramatically in response to these factors. The securities of small, less well-known companies may be more volatile than those of larger companies. Over time, however, stocks have shown greater growth potential than other types of securities. Investments in foreign securities may involve risks in addition to those of U.S. investments, including increased political and economic risk, as well as exposure to currency fluctuations.
Each fund is not in itself a balanced investment plan. You should consider your investment objective and tolerance for risk when making an investment decision. When you sell your fund shares, they may be worth more or less than what you paid for them.
Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio. Class A and Class T shares have a front-end sales charge and pay a 12b-1 fee. Class A and Class T shares may be subject to a contingent deferred sales charge (CDSC). Class B and Class C shares do not have a front-end sales charge, but do have a CDSC, and pay a 12b-1 fee. Institutional Class shares have no sales charge and do not pay a 12b-1
fee, but are available only to certain types of investors.        See
"Sales Charge Reductions and Waivers," page        , for Institutional
Class eligibility information.        You may obtain more information
about Institutional Class shares, which are not offered through this prospectus, by calling 1-800-843-3001 or from your investment professional.
The performance of one class of shares of a fund may be different from the performance of another class of shares of the same fund because of
different sales charges and class expenses.        Contact your
investment professional to discuss which class is appropriate for you. In determining which class of shares is appropriate for you, you should consider, among other factors, the amount you plan to invest, the length of time you intend to hold your shares, your eligibility for a sales charge waiver or reduction, and the package of services provided to you by your investment professional and the overall costs of those services.
In general, Class A shares have higher costs than Class T shares over a short holding period because Class A shares have a higher front-end sales charge, and Class A shares have lower costs than Class T shares over a longer holding period because Class A shares have lower 12b-1 fees. If you are planning to invest a significant amount either at one time or through a regular investment program, you should consider the reduced front-end sales charges available on Class A and Class T shares. If you are eligible for a front-end sales charge waiver on a purchase of both Class A and Class T shares, Class A shares generally will have lower costs than Class T shares because Class A shares have lower 12b-1 fees. However, you should evaluate the overall costs of purchasing Class A shares or Class T shares in the context of the package of services provided to you by your investment professional.
See "Transaction Details," page        , and "Sales Charge Reductions
and Waivers," page        , for sales charge reduction and waiver
information.
If you prefer not to pay a front-end sales charge, you should consider Class B or Class C shares. While Class B and Class C shares are subject to higher ongoing costs than Class A or Class T shares, in general because of their higher 12b-1 fees, Class B and Class C shares are sold with a CDSC instead of a front-end sales charge so your
entire purchase amount is immediately invested.        In general,
Class B shares have higher costs than Class C shares over a short holding period because Class B shares have a higher CDSC that declines over six years, and Class B shares have lower costs than Class C shares over a longer period because Class B shares convert to Class A
shares after seven years.        Please note that purchase amounts of
more than $250,000 will not be accepted for Class B shares, that purchase amounts of more than $1,000,000 will not be accepted for Class C shares, and that Class A or Class T shares may have lower costs for investments that qualify for a front-end sales charge
reduction or waiver.        If you sell your Class B shares within six
years, you will normally pay a CDSC that varies depending on how long
you have held your shares.        If you sell your Class C shares
within one year, you will normally pay a 1.00% CDSC.        See
"Transaction Details," page        , for CDSC schedules and related
information.        Class B shares will automatically convert to Class
A shares after a holding period of seven years.        Class C shares
do not convert to another class of shares.        See "Transaction
Details," page        , for conversion information.
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you may pay when you buy or sell shares of a fund. In addition, you may be charged an annual account maintenance fee if your account balance falls below $2,500. Lower front-end sales charges may be available with purchases of
$50,000 or more. See "Transaction Details," page        , for an
explanation of how and when these charges apply.
A CDSC is imposed on Class B shares only if you redeem Class B shares within six years of purchase. A CDSC is imposed on Class C shares only if you redeem Class C shares within one year of purchase. See
"Transaction Details," page        , for information about the CDSC.
                        CLASS A   CLASS T   CLASS B    CLASS C

MAXIMUM SALES           5.75%     3.50%     NONE       NONE
CHARGE ON
PURCHASES (AS A %
OF OFFERING PRICE)

MAXIMUM CDSC (AS        NONE[A]   NONE[A]   5.00%[B]   1.00%[C]
A % OF THE LESSER OF
ORIGINAL PURCHASE
PRICE OR REDEMPTION
PROCEEDS)

SALES CHARGE ON         NONE      NONE      NONE       NONE
REINVESTED
DISTRIBUTIONS

REDEMPTION FEE          1.00%     1.00%     1.00%      1.00%
(SHORT-TERM TRADING
FEE) ON SHARES HELD
LESS THAN 60 DAYS
(AS A % OF AMOUNT
REDEEMED)

ANNUAL ACCOUNT          $12.00    $12.00    $12.00     $12.00
MAINTENANCE FEE
(FOR ACCOUNTS UNDER
$2,500)

[A] A CDSC OF 0.25% IS ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A AND CLASS T SHARES ON WHICH A FINDER'S FEE WAS PAID. SEE "TRANSACTION
DETAILS," PAG   E .
[B] DECLINES OVER 6 YEARS FROM 5.00% TO 0%.
[C] ON CLASS C SHARES REDEEMED WITHIN 1 YEAR OF PURCHASE.
ANNUAL OPERATING EXPENSES are paid out of each fund's assets. Each fund pays a management fee to Fidelity Management & Research Company
(FMR). Each fund also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder statements and financial reports.
12b-1 fees for Class A, Class T, Class B, and Class C include a distribution fee and, for Class B and Class C, a shareholder service fee. Distribution fees are paid by each class of each fund to FDC for services and expenses in connection with the distribution of the applicable class's shares. Shareholder service fees are paid by Class
B and Class C of the funds to FDC for services and expenses in connection with providing personal service to and/or maintenance of Class B and Class C shareholder accounts. Long-term shareholders may pay more than the economic equivalent of the maximum sales charges permitted by the National Association of Securities Dealers, Inc., due to 12b-1 fees.
Each class's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see "Breakdown
of Expenses" on page        ).
The following figures are based on estimated or historical expenses, adjusted to reflect current fees, of each class of each fund and are calculated as a percentage of average net assets of the applicable class of each fund.
             OPERATING          CLASS A   CLASS T   CLASS B     CLASS C
             EXPENSES

CONSUME      MANAGEMENT          0.60%     0.60%     0.60%       0.60%
R            FEE
INDUSTRIE
S

             12B-1 FEE           0.25%     0.50%     1.00%       1.00%
             (INCLUDING
             0.25%
             SHAREHOLDER
             SERVICE FEE FOR
             CLASS B AND
             CLASS C SHARES)

             OTHER EXPENSES      0.90%     0.90%     0.90%[A]    0.90%[A]
             (AFTER
             REIMBURSEMENT)

             TOTAL               1.75%     2.00%     2.50%       2.50%
             OPERATING
             EXPENSES

CYCLICAL     MANAGEMENT          0.60%     0.60%     0.60%       0.60%
INDUSTRIE    FEE
S

             12B-1 FEE           0.25%     0.50%     1.00%       1.00%
             (INCLUDING
             0.25%
             SHAREHOLDER
             SERVICE FEE FOR
             CLASS B AND
             CLASS C SHARES)

             OTHER EXPENSES      0.90%     0.90%     0.90%[A]    0.90%[A]
             (AFTER
             REIMBURSEMENT)

             TOTAL               1.75%     2.00%     2.50%       2.50%
             OPERATING
             EXPENSES

FINANCIAL    MANAGEMENT          0.60%     0.60%     0.60%       0.60%
SERVICES     FEE

             12B-1 FEE           0.25%     0.50%     1.00%       1.00%
             (INCLUDING
             0.25%
             SHAREHOLDER
             SERVICE FEE FOR
             CLASS B AND
             CLASS C SHARES)

             OTHER EXPENSES      0.90%     0.84%     0.90%[A]    0.90%[A]
             (AFTER
             REIMBURSEMENT
             FOR CLASS A,
             CLASS B, AND
             CLASS C)

             TOTAL               1.75%     1.94%     2.50%       2.50%
             OPERATING
             EXPENSES

HEALTH       MANAGEMENT          0.60%     0.60%     0.60%       0.60%
CARE         FEE

             12B-1 FEE           0.25%     0.50%     1.00%       1.00%
             (INCLUDING
             0.25%
             SHAREHOLDER
             SERVICE FEE FOR
             CLASS B, AND
             CLASS C SHARES)

             OTHER EXPENSES      0.90%     0.87%     0.90%[A]    0.90%[A]
             (AFTER
             REIMBURSEMENT
             FOR CLASS A,
             CLASS B, AND
             CLASS C)

             TOTAL               1.75%     1.97%     2.50%       2.50%
             OPERATING
             EXPENSES

NATURAL      MANAGEMENT          0.60%     0.60%     0.60%       0.60%
RESOURCE     FEE
S

             12B-1 FEE           0.25%     0.50%     1.00%       1.00%
             (INCLUDING
             0.25%
             SHAREHOLDER
             SERVICE FEE FOR
             CLASS B, AND
             CLASS C SHARES)

             OTHER EXPENSES      0.86%     0.37%     0.44%       0.90%[A]
             (AFTER
             REIMBURSEMENT
             FOR CLASS A AND
             CLASS C)

             TOTAL               1.71%     1.47%     2.04%       2.50%
             OPERATING
             EXPENSES

TECHNOLOG    MANAGEMENT          0.60%     0.60%     0.60%       0.60%
Y            FEE

             12B-1 FEE           0.25%     0.50%     1.00%       1.00%
             (INCLUDING
             0.25%
             SHAREHOLDER
             SERVICE FEE FOR
             CLASS B AND
             CLASS C SHARES)

             OTHER EXPENSES      0.90%     0.82%     0.90%[A]    0.90%[A]
             (AFTER
             REIMBURSEMENT
             FOR CLASS A,
             CLASS B, AND
             CLASS C)

             TOTAL               1.75%     1.92%     2.50%       2.50%
             OPERATING
             EXPENSES

UTILITIES    MANAGEMENT          0.60%     0.60%     0.60%       0.60%
GROWTH       FEE

             12B-1 FEE           0.25%     0.50%     1.00%       1.00%
             (INCLUDING
             0.25%
             SHAREHOLDER
             SERVICE FEE FOR
             CLASS B AND
             CLASS C SHARES)

             OTHER EXPENSES      0.90%     0.90%     0.90%[A]    0.90%[A]
             (AFTER
             REIMBURSEMENT)

             TOTAL               1.75%     2.00%     2.50%       2.50%
             OPERATING
             EXPENSES

[A] BASED ON ESTIMATED EXPENSES FOR THE FIRST YEAR.
       A portion of the brokerage commissions that a fund pays is used to reduce that fund's expenses. In addition, each fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to
reduce custodian and transfer agent expenses.    Including these
reductions, the total Class A, Class T, and Class B operating expenses presented in the preceding table would have been:
       EXPENSE TABLE EXAMPLE:    You would pay the following amount in
total expenses on a $1,000 investment, assuming a 5% annual return and either (1) full redemption or (2) no redemption, at the end of each time period. Total expenses shown below include your shareholder transaction expenses, such as the maximum front-end sales charge or CDSC, as applicable, and a class's annual operating expenses.
                      CLASS A   CLASS T   CLASS B

CONSUMER               1.73%     1.97%    N   /A
INDUSTRIES

CYCLICAL INDUSTRIES   1.73%     1.97%     N/   A

FINANCIAL SERVICES    1.73%     1.91%        N/A

HEALTH CARE            1.74%     1.96%       N/A

NATURAL RESOURCES     1.68%     1.44%     2.02%

TECHNOLOGY             1.70%     1.87%       N/A

            FULL REDEMPTION                     NO REDEMPTION




                       CLASS A         CLASS T         CLASS B            CLASS C           CLASS B         CLASS C

CONSUME    1 YEAR       $ 74            $ 55            $ 75[A]            $ 35[A]           $ 25            $ 25
R
INDUSTRIE
S

           3 YEARS      $ 109           $ 96            $ 108[A]           $ 78              $ 78            $ 78

           5 YEARS      $ 147           $ 139           $ 153[A]           $ 133             $ 133           $ 133

           10 YEARS[B]  $ 252           $ 260           $ 257              $ 284             $ 257           $ 284

CYCLICAL    1 YEAR      $ 74            $ 55            $ 75[A]            $ 35[A]           $ 25            $ 25
INDUSTRIE
S

            3 YEARS     $ 109           $ 96            $ 108[A]           $ 78              $ 78            $ 78

            5 YEARS     $ 147           $ 139           $ 153[A]           $ 133             $ 133           $ 133

            10 YEARS[B] $ 252           $ 260           $ 257              $ 284             $ 257           $ 284

FINANCIAL   1 YEAR      $ 74            $ 54            $ 75[A]            $ 35[A]           $ 25            $ 25
SERVICES

            3 YEARS     $ 109           $ 94            $ 108[A]           $ 78              $ 78            $ 78

            5 YEARS     $ 147           $ 136           $ 153[A]           $ 133             $ 133           $ 133

            10 YEARS[B] $ 252           $ 254           $ 257              $ 284             $ 257           $ 284

HEALTH      1 YEAR      $ 74               $ 54         $ 75[A]            $ 35[A]           $ 25            $ 25
CARE
            3 YEARS     $ 109           $ 95            $ 108[A]           $ 78              $ 78            $ 78

            5 YEARS     $ 147           $ 138           $ 153[A]           $ 133             $ 133           $ 133

            10 YEARS[B] $ 252           $ 257           $ 257              $ 284             $ 257           $ 284

   NATURAL  1 YEAR      $ 74            $ 49            $ 71[A]            $ 35[A]           $ 21            $ 25
   RESOURCE
   S

               3 YEARS  $ 108           $ 80            $ 94[A]            $ 78              $ 64            $ 78

               5 YEARS  $ 145           $ 112           $ 130[A]           $ 133             $ 110           $ 133

               10
            YEARS[B]    $ 248           $ 205           $ 225              $ 284             $ 225           $ 284

TECHNOLOG   1 YEAR      $ 74            $ 54            $ 75[A]            $ 35[A]           $ 25            $ 25
Y

            3 YEARS     $ 109           $ 93            $ 108[A]           $ 78              $ 78            $ 78

            5 YEARS     $ 147           $ 135           $ 153[A]           $ 133             $ 133           $ 133

            10 YEARS[B] $ 252           $ 251           $ 257              $ 284             $ 257           $ 284

UTILITIES   1 YEAR      $ 74            $ 55            $ 75[A]            $ 35[A]           $ 25            $ 25
GROWTH

            3 YEARS     $ 109           $ 96            $ 108[A]           $ 78              $ 78            $ 78

            5 YEARS     $ 147           $ 139           $ 153[A]           $ 133             $ 133           $ 133

            10 YEARS[B] $ 252           $ 260           $ 257              $ 284             $ 257           $ 284


[A] REFLECTS DEDUCTION OF APPLICABLE CDSC.
[B] REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER
SEVEN YEARS.
THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO SUGGEST ACTUAL OR EXPECTED EXPENSES OR RETURNS, ALL OF WHICH MAY VARY. FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of each fund to the extent that total operating expenses, as a percentage of their respective average net assets, exceed the following rates:



                      CLASS A   EFFECTIVE         CLASS T   EFFECTIVE         CLASS B   EFFECTIVE         CLASS C
EFFECTIVE
                                DATE                        DATE                        DATE                        DATE


CONSUMER INDUSTRIES    1.75%    9/1/96             2.00%    9/1/96             2.50%    3/1/97             2.50%    11/1/97


CYCLICAL INDUSTRIES    1.75%    9/1/96             2.00%    9/1/96             2.50%    3/1/97             2.50%    11/1/97


FINANCIAL SERVICES     1.75%    9/1/96             2.00%    9/1/96             2.50%    3/1/97             2.50%    11/1/97


HEALTH CARE            1.75%    9/1/96             2.00%    9/1/96             2.50%    3/1/97             2.50%    11/1/97


NATURAL RESOURCES      1.75%    8/30/96            2.00%    8/30/96            2.50%    8/30/96            2.50%    11/1/97


TECHNOLOGY             1.75%    9/1/96             2.00%    9/1/96             2.50%    3/1/97             2.50%    11/1/97


UTILITIES GROWTH       1.75%    9/1/96             2.00%    9/1/96             2.50%    3/1/97             2.50%    11/1/97



If these agreements were not in effect, other expenses and total operating expenses, as a percentage of average net assets, would have been the following amounts:

      OTHER EXPENSES                                             TOTAL OPERATING EXPENSES






             CLASS A      CLASS T    CLASS B         CLASS C[A]  CLASS A     CLASS T     CLASS B        CLASS C[A]

   CONSUMER  6.66%        2.71%      1.71%[A]        2.31%       7.51%       3.81%       3.31%[A]       3.91%
   INDUSTRIES

   CYCLICAL
INDUSTRIES   15.09%      5.27%        1.82%[A]       2.38%      15.94%       6.37%       3.42%[A]       3.98%

   FINANCIAL
SERVICES     1.89%       *            1.26%[A]       1.36%       2.74%       *           2.86%[A]       2.96%

   HEALTH
CARE         2.08%       *            0.98%[A]       1.59%       2.93%       *           2.58%[A]       3.19%

   NATURAL
RESOURCES    1.21%       *           *               0.98%       2.06%       *           *              2.58%

   TECHNOLOGY 1.70%      *            1.03%[A]       1.39%       2.55%       *           2.63%[A]       2.99%

   UTILITIES
GROWTH        10.26%      2.56%       1.28%[A]       1.51%       11.11%      3.66%       2.88%[A]       3.11%


[A] BASED ON ESTIMATED EXPENSES FOR THE FIRST YEAR.
* TOTAL OPERATING EXPENSES WERE LESS THAN THE VOLUNTARY EXPENSE CAPS IN EFFECT DURING THE FISCAL YEAR ENDED 1997.
Expenses eligible for reimbursement do not include interest, taxes, brokerage commissions, and extraordinary expenses.
FINANCIAL HIGHLIGHTS
The financial highlights tables for each fund contain annual
information which has been audited by    Coopers & Lybrand L.L.P.    ,
independent accountants. The funds' financial highlights, financial statements, and reports of the auditor are included in the funds' Annual Report, and are incorporated by reference into (are legally a part of) the funds' SAI. Contact FDC or your investment professional for a free copy of the Annual Report or the SAI. Class C of each fund
is expected to commence operations on or about November    3    ,
1997.
CONSUMER INDUSTRIES - CLASS A
1.                       YEAR ENDED
                         JULY 31

2.SELECTED PER-SHARE     1997
DATA AND RATIOS

3.NET ASSET VALUE,       $ 10.00
BEGINNING OF PERIOD

4.INCOME FROM
INVESTMENT
OPERATIONS

5. NET INVESTMENT         (.05)
INCOME (LOSS)

6. NET REALIZED           3.60
AND UNREALIZED GAIN
(LOSS)

7. TOTAL FROM             3.55
INVESTMENT
OPERATIONS

8.LESS DISTRIBUTIONS

9. FROM NET               (.07)
REALIZED GAIN

10.REDEMPTION FEES        --
ADDED TO PAID IN
CAPITAL

11.NET ASSET VALUE,      $ 13.48
END OF PERIOD

12.TOTAL RETURN,          35.68%

13.NET ASSETS, END       $ 944
OF PERIOD (000
OMITTED)

14.RATIO OF               1.75%,
EXPENSES TO AVERAGE
NET ASSETS

15.RATIO OF               1.73%,
EXPENSES TO AVERAGE
NET ASSETS AFTER
EXPENSE REDUCTIONS

16.RATIO OF NET           (.50)%
INVESTMENT INCOME
(LOSS) TO AVERAGE NET
ASSETS

17.PORTFOLIO              203%
TURNOVER

18.AVERAGE               $ .0307
COMMISSION RATE

CONSUMER INDUSTRIES - CLASS T
19.                      YEAR ENDED
                         JULY 31

20.SELECTED              1997
PER-SHARE DATA AND
RATIOS

21.NET ASSET VALUE,      $ 10.00
BEGINNING OF PERIOD

22.INCOME FROM
INVESTMENT
OPERATIONS

23. NET INVESTMENT        (.09)
INCOME (LOSS)

24. NET REALIZED          3.60
AND UNREALIZED GAIN
(LOSS)

25. TOTAL FROM            3.51
INVESTMENT
OPERATIONS

26.LESS DISTRIBUTIONS

27. FROM NET              (.06)
REALIZED GAIN

28.REDEMPTION FEES        --
ADDED TO PAID IN
CAPITAL

29.NET ASSET VALUE,      $ 13.45
END OF PERIOD

30.TOTAL RETURN,          35.25%

31.NET ASSETS, END       $ 7,314
OF PERIOD (000
OMITTED)

32.RATIO OF               2.00%,
EXPENSES TO AVERAGE
NET ASSETS

33.RATIO OF               1.97%,
EXPENSES TO AVERAGE
NET ASSETS AFTER
EXPENSE REDUCTIONS

34.RATIO OF NET           (.83)%
INVESTMENT INCOME
(LOSS) TO AVERAGE NET
ASSETS

35.PORTFOLIO              203%
TURNOVER

36.AVERAGE               $ .0307
COMMISSION RATE

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A AND CLASS T SHARES) TO JULY 31, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
I THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
CONSUMER INDUSTRIES - CLASS B
37.                      YEAR ENDED
                          JULY 31

38.SELECTED              1997
PER-SHARE DATA AND
RATIOS

39.NET ASSET VALUE,      $ 11.46
BEGINNING OF PERIOD

40.INCOME FROM
INVESTMENT
OPERATIONS

41. NET INVESTMENT        (.08)
INCOME (LOSS)

42. NET REALIZED          2.04
AND UNREALIZED GAIN
(LOSS)

43. TOTAL FROM            1.96
INVESTMENT
OPERATIONS

44.REDEMPTION FEES        --
ADDED TO PAID IN
CAPITAL

45.NET ASSET VALUE,      $ 13.42
END OF PERIOD

46.TOTAL RETURN,          17.10%

47.NET ASSETS, END       $ 596
OF PERIOD (000
OMITTED)

48.RATIO OF               2.50%,
EXPENSES TO AVERAGE
NET ASSETS

49.RATIO OF               2.46%,
EXPENSES TO AVERAGE
NET ASSETS AFTER
EXPENSE REDUCTIONS

50.RATIO OF NET           (1.60)%
INVESTMENT INCOME
(LOSS) TO AVERAGE NET
ASSETS

51.PORTFOLIO              203%
TURNOVER

52.AVERAGE               $ .0307
COMMISSION RATE

A  ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO JULY 31, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
CYCLICAL INDUSTRIES - CLASS A

53.                                                                    YEAR ENDED
                                                                        JULY 31

54.SELECTED PER-SHARE DATA AND RATIOS                                  1997

55.NET ASSET VALUE, BEGINNING OF PERIOD                                $ 10.00

56.INCOME FROM INVESTMENT OPERATIONS

57. NET INVESTMENT INCOME (LOSS)                                        (.01)

58. NET REALIZED AND UNREALIZED GAIN (LOSS)                             3.89

59. TOTAL FROM INVESTMENT OPERATIONS                                    3.88

60.LESS DISTRIBUTIONS

61. FROM NET INVESTMENT INCOME                                          (.01)

62. FROM NET REALIZED GAIN                                              (.08)

63. TOTAL DISTRIBUTIONS                                                 (.09)

64.REDEMPTION FEES ADDED TO PAID IN CAPITAL                             .01

65.NET ASSET VALUE, END OF PERIOD                                      $ 13.80

66.TOTAL RETURN,                                                        39.11%

67.NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 365

68.RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.75%,

69.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.73%,

70.RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (.09)%

71.PORTFOLIO TURNOVER                                                   155%

72.AVERAGE COMMISSION RATE                                             $ .0210


CYCLICAL INDUSTRIES - CLASS T

73.                                                                    YEAR ENDED
                                                                       JULY 31

74.SELECTED PER-SHARE DATA AND RATIOS                                  1997

75.NET ASSET VALUE, BEGINNING OF PERIOD                                $ 10.00

76.INCOME FROM INVESTMENT OPERATIONS

77. NET INVESTMENT INCOME (LOSS)                                        (.04)

78. NET REALIZED AND UNREALIZED GAIN (LOSS)                             3.89

79. TOTAL FROM INVESTMENT OPERATIONS                                    3.85

80.LESS DISTRIBUTIONS

81. FROM NET INVESTMENT INCOME                                          (.01)

82. FROM NET REALIZED GAIN                                              (.08)

83. TOTAL DISTRIBUTIONS                                                 (.09)

84.REDEMPTION FEES ADDED TO PAID IN CAPITAL                             .01

85.NET ASSET VALUE, END OF PERIOD                                      $ 13.77

86.TOTAL RETURN,                                                        38.81%

87.NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 1,920

88.RATIO OF EXPENSES TO AVERAGE NET ASSETS                              2.00%,

89.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.97%,

90.RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (.37)%

91.PORTFOLIO TURNOVER                                                   155%


92.AVERAGE COMMISSION RATE    $ .0210

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A AND CLASS T SHARES) TO JULY 31, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
CYCLICAL INDUSTRIES - CLASS B

93.                                                                     YEAR ENDED
                                                                        JULY 31

94.SELECTED PER-SHARE DATA AND RATIOS                                   1997

95.NET ASSET VALUE, BEGINNING OF PERIOD                                 $ 11.56

96.INCOME FROM INVESTMENT OPERATIONS

97. NET INVESTMENT INCOME (LOSS)                                         (.06)

98. NET REALIZED AND UNREALIZED GAIN (LOSS)                              2.25

99. TOTAL FROM INVESTMENT OPERATIONS                                     2.19

100.REDEMPTION FEES ADDED TO PAID IN CAPITAL                             --

101.NET ASSET VALUE, END OF PERIOD                                      $ 13.75

102.TOTAL RETURN,                                                        18.94%

103.NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 252

104.RATIO OF EXPENSES TO AVERAGE NET ASSETS                              2.50%,

105.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     2.45%,

106.RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS          (1.11)%

107.PORTFOLIO TURNOVER                                                   155%

108.AVERAGE COMMISSION RATE                                             $ .0210


A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO JULY 31, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL SERVICES - CLASS A
109.                     YEAR ENDED
                          JULY 31

110.SELECTED             1997
PER-SHARE DATA AND
RATIOS

111.NET ASSET            $ 10.00
VALUE, BEGINNING OF
PERIOD

112.INCOME FROM
INVESTMENT
OPERATIONS

113. NET                  .06
INVESTMENT INCOME

114. NET REALIZED         5.06
AND UNREALIZED GAIN
(LOSS)

115. TOTAL FROM           5.12
INVESTMENT
OPERATIONS

116.LESS
DISTRIBUTIONS

117. FROM NET             (.01)
INVESTMENT INCOME

118. FROM NET             (.01)
REALIZED GAIN

119. TOTAL                (.02)
DISTRIBUTIONS

120.REDEMPTION            .01
FEES ADDED TO PAID IN
CAPITAL

121.NET ASSET            $ 15.11
VALUE, END OF PERIOD

122.TOTAL RETURN,         51.35%

123.NET ASSETS,          $ 6,275
END OF PERIOD (000
OMITTED)

124.RATIO OF              1.75%,
EXPENSES TO AVERAGE
NET ASSETS

125.RATIO OF              1.73%,
EXPENSES TO AVERAGE
NET ASSETS AFTER
EXPENSE REDUCTIONS

126.RATIO OF NET          .55%
INVESTMENT INCOME
TO AVERAGE NET
ASSETS

127.PORTFOLIO             26%
TURNOVER

128.AVERAGE              $ .0348
COMMISSION RATE

FINANCIAL SERVICES - CLASS T
129.                     YEAR ENDED
                         JULY 31

130.SELECTED             1997
PER-SHARE DATA AND
RATIOS

131.NET ASSET            $ 10.00
VALUE, BEGINNING OF
PERIOD

132.INCOME FROM
INVESTMENT
OPERATIONS

133. NET                  .04
INVESTMENT INCOME

134. NET REALIZED         5.04
AND UNREALIZED GAIN
(LOSS)

135. TOTAL FROM           5.08
INVESTMENT
OPERATIONS

136.LESS
DISTRIBUTIONS

137. FROM NET             (.01)
INVESTMENT INCOME

138. FROM NET             (.01)
REALIZED GAIN

139. TOTAL                (.02)
DISTRIBUTIONS

140.REDEMPTION            .01
FEES ADDED TO PAID IN
CAPITAL

141.NET ASSET            $ 15.07
VALUE, END OF PERIOD

142.TOTAL RETURN,         50.95%

143.NET ASSETS,          $ 52,003
END OF PERIOD (000
OMITTED)

144.RATIO OF              1.94%
EXPENSES TO AVERAGE
NET ASSETS

145.RATIO OF              1.91%,
EXPENSES TO AVERAGE
NET ASSETS AFTER
EXPENSE REDUCTIONS

146.RATIO OF NET          .37%
INVESTMENT INCOME
TO AVERAGE NET
ASSETS

147.PORTFOLIO             26%
TURNOVER

148.AVERAGE              $ .0348
COMMISSION RATE

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A AND CLASS T SHARES) TO JULY 31, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL SERVICES - CLASS B
149.                    YEAR ENDED
                        JULY 31

150.SELECTED            1997
PER-SHARE DATA AND
RATIOS

151.NET ASSET           $ 12.56
VALUE, BEGINNING OF
PERIOD

152.INCOME FROM
INVESTMENT
OPERATIONS

153. NET                 (.02)
INVESTMENT INCOME
(LOSS)

154. NET REALIZED        2.50
AND UNREALIZED GAIN
(LOSS)

155. TOTAL FROM          2.48
INVESTMENT
OPERATIONS

156.REDEMPTION           --
FEES ADDED TO PAID
IN CAPITAL

157.NET ASSET           $ 15.04
VALUE, END OF PERIOD

158.TOTAL                19.75%
RETURN,

159.NET ASSETS,         $ 7,737
END OF PERIOD (000
OMITTED)

160.RATIO OF             2.50%,
EXPENSES TO
AVERAGE NET ASSETS

161.RATIO OF             2.49%,
EXPENSES TO
AVERAGE NET ASSETS
AFTER EXPENSE
REDUCTIONS

162.RATIO OF NET         (.37)%
INVESTMENT INCOME
(LOSS) TO AVERAGE
NET ASSETS

163.PORTFOLIO            26%
TURNOVER

164.AVERAGE             $ .0348
COMMISSION RATE

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO JULY 31, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
HEALTH CARE - CLASS A
165.                    YEAR ENDED
                        JULY 31

166.SELECTED            1997
PER-SHARE DATA AND
RATIOS

167.NET ASSET           $ 10.00
VALUE, BEGINNING OF
PERIOD

168.INCOME FROM
INVESTMENT
OPERATIONS

169. NET                 (.02)
INVESTMENT INCOME
(LOSS)

170. NET REALIZED        4.12
AND UNREALIZED GAIN
(LOSS)

171. TOTAL FROM          4.10
INVESTMENT
OPERATIONS

172.REDEMPTION           --
FEES ADDED TO PAID
IN CAPITAL

173.NET ASSET           $ 14.10
VALUE, END OF PERIOD

174.TOTAL                41.00%
RETURN,

175.NET ASSETS,         $ 5,488
END OF PERIOD (000
OMITTED)

176.RATIO OF             1.75%,
EXPENSES TO
AVERAGE NET ASSETS

177.RATIO OF             1.74%,
EXPENSES TO
AVERAGE NET ASSETS
AFTER EXPENSE
REDUCTIONS

178.RATIO OF NET         (.18)%
INVESTMENT INCOME
TO AVERAGE NET
ASSETS

179.PORTFOLIO            67%
TURNOVER

180.AVERAGE             $ .0383
COMMISSION RATE

HEALTH CARE - CLASS T
181.                    YEAR ENDED
                        JULY 31

182.SELECTED            1997
PER-SHARE DATA AND
RATIOS

183.NET ASSET           $ 10.00
VALUE, BEGINNING OF
PERIOD

184.INCOME FROM
INVESTMENT
OPERATIONS

185. NET                 (.04)
INVESTMENT INCOME
(LOSS)

186. NET REALIZED        4.09
AND UNREALIZED GAIN
(LOSS)

187. TOTAL FROM          4.05
INVESTMENT
OPERATIONS

188.REDEMPTION           --
FEE ADDED TO PAID IN
CAPITAL

189.NET ASSET           $ 14.05
VALUE, END OF PERIOD

190.TOTAL                40.50%
RETURN,

191.NET ASSETS,         $ 50,868
END OF PERIOD (000
OMITTED)

192.RATIO OF             1.97%
EXPENSES TO
AVERAGE NET ASSETS

193.RATIO OF             1.96%,
EXPENSES TO
AVERAGE NET ASSETS
AFTER EXPENSE
REDUCTIONS

194.RATIO OF NET         (.39)%
INVESTMENT INCOME
TO AVERAGE NET
ASSETS

195.PORTFOLIO            67%
TURNOVER

196.AVERAGE             $ .0383
COMMISSION RATE

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A AND CLASS T SHARES) TO JULY 31, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
HEALTH CARE - CLASS B
197.                    YEAR ENDED
                        JULY 31

198.SELECTED            1997
PER-SHARE DATA AND
RATIOS

199.NET ASSET           $ 11.88
VALUE, BEGINNING OF
PERIOD

200.INCOME FROM
INVESTMENT
OPERATIONS

201. NET                 (.05)
INVESTMENT INCOME
(LOSS)

202. NET REALIZED        2.18
AND UNREALIZED GAIN
(LOSS)

203. TOTAL FROM          2.13
INVESTMENT
OPERATIONS

204.REDEMPTION           --
FEES ADDED TO PAID
IN CAPITAL

205.NET ASSET           $ 14.01
VALUE, END OF PERIOD

206.TOTAL                17.93%
RETURN,

207.NET ASSETS,         $ 6,159
END OF PERIOD (000
OMITTED)

208.RATIO OF             2.50%,
EXPENSES TO
AVERAGE NET ASSETS

209.RATIO OF             2.49%,
EXPENSES TO
AVERAGE NET ASSETS
AFTER EXPENSE
REDUCTIONS

210.RATIO OF NET         (.99)%
INVESTMENT INCOME
TO AVERAGE NET
ASSETS

211.PORTFOLIO            67%
TURNOVER

212.AVERAGE             $ .0383
COMMISSION RATE

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO JULY 31, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NATURAL RESOURCES    -     CLASS A

213.                                                                                     YEAR ENDED
                                                                                         OCTOBER 31

214.SELECTED PER-SHARE DATA AND RATIOS                                  1997             1996

215.NET ASSET VALUE, BEGINNING OF PERIOD                                $ 25.11          $ 23.65

216.INCOME FROM INVESTMENT OPERATIONS

217. NET INVESTMENT INCOME (LOSS)                                        (.05)               .00

218. NET REALIZED AND UNREALIZED GAIN (LOSS)                             2.81             1.46

219. TOTAL FROM INVESTMENT OPERATIONS                                    2.76             1.46

220.LESS DISTRIBUTIONS

221. FROM NET INVESTMENT INCOME                                          (.10)            --

222. IN EXCESS OF NET INVESTMENT INCOME                                  (.04)            --

223. FROM NET REALIZED GAIN                                              (1.57)           --

224. TOTAL DISTRIBUTIONS                                                 (1.71)           --

225.REDEMPTION FEES ADDED TO PAID IN CAPITAL                             --               --

226.NET ASSET VALUE, END OF PERIOD                                      $ 26.16          $ 25.11

227.TOTAL RETURN,                                                        11.45%           6.17%

228.NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 6,372          $ 1,609

229.RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.71%,           1.66%,

230.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.68%,           1.58%,

231.RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                 (.28)%           (.01)%

232.PORTFOLIO TURNOVER                                                   116%             137%

233.AVERAGE COMMISSION RATE                                             $ .0286          $ .0337


NATURAL RESOURCES    -     CLASS T



234.        YEARS ENDED OCTOBER 31

235.SELECTED PER-SHARE DATA AND RATIOS
1997J      1996      1995       1994         1993         1992         1991         1990         1989         1988

236.NET ASSET VALUE, BEGINNING OF PERIOD
$ 25.12    $ 19.25   $ 17.56    $ 17.59      $ 13.88      $ 14.11      $ 12.30      $ 12.60      $ 11.47      $ 10.00

237.INCOME FROM INVESTMENT OPERATIONS

238. NET INVESTMENT INCOME (LOSS)
(.02)      .00      (.05)        (.11)        .22          (.10)        (.15)        (.10)        .10          (.05)

239. NET REALIZED AND UNREALIZED GAIN (LOSS)
2.83       6.56     2.00         .76          4.91         .79          2.45         .93          1.96         1.52

240. TOTAL FROM INVESTMENT OPERATIONS
2.81       6.56     1.95         .65          5.13         .69          2.30         .83          2.06         1.47

241.LESS DISTRIBUTIONS

242. FROM NET INVESTMENT INCOME
(.01)      --       --           --           --           --           --           (.08)        --           --

243. IN EXCESS OF NET INVESTMENT INCOME
(.01)      --       --           --           --           --           --           --           --           --

244. FROM NET REALIZED GAIN
(1.57)     (.69)    (.26)        (.68)        (1.42)       (.92)        (.49)        (1.05)       (.93)        --

245. TOTAL DISTRIBUTIONS
(1.59)     (.69)    (.26)        (.68)        (1.42)       (.92)        (.49)        (1.13)       (.93)        --

246.REDEMPTION FEES ADDED TO PAID IN CAPITAL
   --         --       --           --           --           --           --           --           --           --

247.NET ASSET VALUE, END OF PERIOD
$ 26.34    $ 25.12   $ 19.25    $ 17.56      $ 17.59      $ 13.88      $ 14.11      $ 12.30      $ 12.60      $ 11.47

248.TOTAL RETURN,
11.62%     35.01%   11.40%       3.97%        41.05%       5.97%        19.50%       6.37%        19.63%       14.70%

249.NET ASSETS, END OF PERIOD (000 OMITTED)
$ 618,083  $ 602,915 $ 272,979  $ 199,361    $ 40,309     $ 7,087      $ 5,940      $ 4,615      $ 2,049      $ 916

250.RATIO OF EXPENSES TO AVERAGE NET ASSETS
1.47%      1.59%    1.86%        2.10%        2.63%        3.27%        3.35%        3.34%        3.23%        2.85%

251.RATIO OF EXPENSES TO AVERAGE NET ASSETS
1.44%,     1.56%    1.84%        2.07%        2.62%        3.27%        3.35%        3.34%        3.23%        2.85%
AFTER EXPENSE REDUCTIONS

252.RATIO OF NET INVESTMENT INCOME TO        AVERAGE NET
(.12)%     .00%     (.30)%       (.67)%       (1.18)%      (1.22)%      (1.28)%      (1.13)%      .83%         (.64)%
ASSETS

253.PORTFOLIO TURNOVER
116%       137%     161%         125%         208%         248%         256%         229%         249%         220%

254.AVERAGE COMMISSION        RATE          $ .0286      $ .0337


AANNUALIZED
   BTHE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   CTOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
   DLIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION.
   ENET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
   FEFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME (LOSS) PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX
DIFFERENCES.
   GFMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
   HFMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.
   IFOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
   JNINE MONTHS ENDED JULY 31, 1997.
   KFOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
   LAS OF OCTOBER 1, 1991, THE FUND DISCONTINUED THE USE OF EQUALIZATION ACCOUNTING.
   MNET INVESTMENT PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.17 PER SHARE.
   NDECEMBER 29, 1987 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31,
1988.
NATURAL    RESOURCES -     CLASS B


255.                                                                                     YEARS ENDED OCTOBER 31


256.SELECTED PER-SHARE DATA AND RATIOS                                  1997             1996
1995

257.NET ASSET VALUE, BEGINNING OF PERIOD                                $ 24.88          $ 19.23                  $ 18.87


258.INCOME FROM INVESTMENT OPERATIONS


259. NET INVESTMENT INCOME    (LOSS)                                     (.12)            (.15)                    (.03)


260. NET REALIZED AND UNREALIZED GAIN (LOSS)                             2.80             6.49                     .39


261. TOTAL FROM INVESTMENT OPERATIONS                                    2.68             6.34                     .36


262.LESS DISTRIBUTIONS


263. FROM NET REALIZED GAIN                                              (1.57)           (.69)                    --


   264.REDEMPTION FEES ADDED TO PAID IN CAPITAL                          --               --                       --


265.NET ASSET VALUE, END OF PERIOD                                      $ 25.99          $ 24.88                  $ 19.23


266.TOTAL RETURN   ,                                                     11.19%           33.87%                   1.91%


267.NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 59,044         $ 36,106                 $ 2,508


268.RATIO OF EXPENSES TO AVERAGE NET ASSETS                              2.04%            2.28%
2.23%   ,

269.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     2.02%   ,        2.24%
2.21%   ,

270.RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                 (.67)%           (.68)%
(.67)%

271.PORTFOLIO TURNOVER                                                   116%             137%
161%

272.AVERAGE COMMISSION        RATE                                      $ .0286          $ .0337



A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1995.
I    NINE     MONTHS ENDED JULY 31, 1997
TECHNOLOGY    -     CLASS A
273.                    YEAR ENDED
                        JULY 31

274.SELECTED            1997
PER-SHARE DATA AND
RATIOS

275.NET ASSET           $ 10.00
VALUE, BEGINNING OF
PERIOD

276.INCOME FROM
INVESTMENT
OPERATIONS

277. NET                 (.10)
INVESTMENT INCOME
(LOSS)

278. NET REALIZED        6.13
AND UNREALIZED GAIN
(LOSS)

279. TOTAL FROM          6.03
INVESTMENT
OPERATIONS

280.LESS
DISTRIBUTIONS

281. FROM NET            (.08)
REALIZED GAIN

282.REDEMPTION           .01
FEES ADDED TO PAID
IN CAPITAL

283.NET ASSET           $ 15.96
VALUE, END OF PERIOD

284.TOTAL                60.62%
RETURN,

285.NET ASSETS,         $ 7,313
END OF PERIOD (000
OMITTED)

286.RATIO OF             1.75%   A,
EXPENSES TO
AVERAGE NET ASSETS

287.RATIO OF             1.70%   A,
EXPENSES TO
AVERAGE NET ASSETS
AFTER EXPENSE
REDUCTIONS

288.RATIO OF NET         (.79)%   A
INVESTMENT INCOME
TO AVERAGE NET
ASSETS

289.PORTFOLIO            517%   A
TURNOVER

290.AVERAGE             $ .0415
COMMISSION RATE

TECHNOLOGY    -     CLASS T
291.                      YEAR ENDED
                          JULY 31

292.SELECTED              1997
PER-SHARE DATA AND
RATIOS

293.NET ASSET             $ 10.00
VALUE, BEGINNING OF
PERIOD

294.INCOME FROM
INVESTMENT
OPERATIONS

295. NET                   (.11)
INVESTMENT INCOME
(LOSS)

296. NET REALIZED          6.09
AND UNREALIZED GAIN
(LOSS)

297. TOTAL FROM            5.98
INVESTMENT
OPERATIONS

298.LESS
DISTRIBUTIONS

299. FROM NET              (.08)
REALIZED GAIN

300.REDEMPTION             .01
FEES ADDED TO PAID
IN CAPITAL

301.NET ASSET             $ 15.91
VALUE, END OF PERIOD

302.TOTAL                  60.12%
RETURN   ,

303.NET ASSETS,           $ 57,624
END OF PERIOD (000
OMITTED)

304.RATIO OF               1.92%   A
EXPENSES TO
AVERAGE NET ASSETS

305.RATIO OF               1.87%   A,
EXPENSES TO
AVERAGE NET ASSETS
AFTER EXPENSE
REDUCTIONS

306.RATIO OF NET           (.93)%   A
INVESTMENT INCOME
TO AVERAGE NET
ASSETS

307.PORTFOLIO              517%   A
TURNOVER

308.AVERAGE               $ .0415
COMMISSION RATE

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF    CLASS A
AND CLASS     T SHARES) TO JULY 31, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
TECHNOLOGY    -     CLASS B
309.                         YEAR ENDED
                             JULY 31

310.SELECTED                 1997
PER-SHARE DATA AND
RATIOS

311.NET ASSET                $ 12.88
VALUE, BEGINNING OF
PERIOD

312.INCOME FROM
INVESTMENT
OPERATIONS

313. NET                      (.08)
INVESTMENT INCOME
   (LOSS)

314. NET REALIZED             3.08
AND UNREALIZED GAIN
(LOSS)

315. TOTAL FROM               3.00
INVESTMENT
OPERATIONS

316.   REDEMPTION                --
   FEES ADDED TO PAID
   IN CAPITAL

317.NET ASSET                $ 15.88
VALUE, END OF PERIOD

318.TOTAL                     23.29%
RETURN   ,

319.NET ASSETS,              $ 5,105
END OF PERIOD (000
OMITTED)

320.RATIO OF                  2.50%   ,
EXPENSES TO
AVERAGE NET ASSETS

321.RATIO OF                  2.45%   ,
EXPENSES TO
AVERAGE NET ASSETS
AFTER EXPENSE
REDUCTIONS

322.RATIO OF NET              (1.41)%
INVESTMENT INCOME
TO AVERAGE NET
ASSETS

323.PORTFOLIO                 517%
TURNOVER

324.AVERAGE                  $ .0415
COMMISSION RATE

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF    CLASS     B
SHARES) TO JULY 31, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
UTILITIES GROWTH - CLASS A
325.                    YEAR ENDED
                        JULY 31

326.SELECTED            1997
PER-SHARE DATA AND
RATIOS

327.NET ASSET           $ 10.00
VALUE, BEGINNING OF
PERIOD

328.INCOME FROM
INVESTMENT
OPERATIONS

329. NET                 .12
INVESTMENT INCOME

330. NET REALIZED        3.09
AND UNREALIZED GAIN
(LOSS)

331. TOTAL FROM          3.21
INVESTMENT
OPERATIONS

332.LESS
DISTRIBUTIONS

333. FROM NET            (.03)
INVESTMENT INCOME

334. FROM NET            (.11)
REALIZED GAIN

335. TOTAL               (.14)
DISTRIBUTIONS

336.REDEMPTION           --
FEES ADDED TO PAID
IN CAPITAL

337.NET ASSET           $ 13.07
VALUE, END OF PERIOD

338.TOTAL                32.36%
RETURN,

339.NET ASSETS,         $ 531
END OF PERIOD (000
OMITTED)

340.RATIO OF             1.75%,
EXPENSES TO
AVERAGE NET ASSETS

341.RATIO OF NET         1.09%
INVESTMENT INCOME
TO AVERAGE NET
ASSETS

342.PORTFOLIO            13%
TURNOVER

343.AVERAGE             $ .0162
COMMISSION RATE

UTILITIES GROWTH - CLASS T
344.                    YEAR ENDED
                        JULY 31

345.SELECTED            1997
PER-SHARE DATA AND
RATIOS

346.NET ASSET           $ 10.00
VALUE, BEGINNING OF
PERIOD

347.INCOME FROM
INVESTMENT
OPERATIONS

348. NET                 .08
INVESTMENT INCOME

349. NET REALIZED        3.09
AND UNREALIZED GAIN
(LOSS)

350. TOTAL FROM          3.17
INVESTMENT
OPERATIONS

351.LESS
DISTRIBUTIONS

352. FROM NET            (.03)
INVESTMENT INCOME

353. FROM NET            (.11)
REALIZED GAIN

354. TOTAL               (.14)
DISTRIBUTIONS

355.REDEMPTION           --
FEE ADDED TO PAID IN
CAPITAL

356.NET ASSET           $ 13.03
VALUE, END OF PERIOD

357.TOTAL                31.96%
RETURN,

358.NET ASSETS,         $ 7,085
END OF PERIOD (000
OMITTED)

359.RATIO OF             2.00%,
EXPENSES TO
AVERAGE NET ASSETS

360.RATIO OF NET         .79%
INVESTMENT INCOME
TO AVERAGE NET
ASSETS

361.PORTFOLIO            13%
TURNOVER

362.AVERAGE             $ .0162
COMMISSION RATE

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A AND CLASS T SHARES) TO JULY 31, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
UTILITIES GROWTH - CLASS B
363.                    YEAR ENDED
                        JULY 31

364.SELECTED            1997
PER-SHARE DATA AND
RATIOS

365.NET ASSET           $ 11.76
VALUE, BEGINNING OF
PERIOD

366.INCOME FROM
INVESTMENT
OPERATIONS

367. NET                 .02
INVESTMENT INCOME

368. NET REALIZED        1.23
AND UNREALIZED GAIN
(LOSS)

369. TOTAL FROM          1.25
INVESTMENT
OPERATIONS

370.REDEMPTION           --
FEES ADDED TO PAID
IN CAPITAL

371.NET ASSET           $ 13.01
VALUE, END OF PERIOD

372.TOTAL                10.63%
RETURN,

373.NET ASSETS,         $ 2,039
END OF PERIOD (000
OMITTED)

374.RATIO OF             2.50%,
EXPENSES TO
AVERAGE NET ASSETS

375.RATIO OF NET         .32%
INVESTMENT INCOME
TO AVERAGE NET
ASSETS

376.PORTFOLIO            13%
TURNOVER

377.AVERAGE             $ .0162
COMMISSION RATE

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO JULY 31, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
PERFORMANCE
Mutual fund performance is commonly measured as TOTAL RETURN. The total returns that follow for Class A, Class T, Class B, and Class C of each fund are based on historical fund results and do not reflect the effect of taxes.
Each fund's fiscal year runs from August 1 through July 31. The tables below show the performance of each class of each fund over past fiscal
years. The charts    beginning     on page  present calendar year
performance for each class of Natural Resources compared to different measures.
CLASS A
      AVERAGE ANNUAL TOTAL RETURN [A]   CUMULATIVE TOTAL RETURN [A]



                     PAST 1 YEAR     PAST 5 YEARS    LIFE OF FUND(DAGGER)   PAST 1 YEAR     PAST 5 YEARS     LIFE OF
FUND(DAGGER)

CONSUMER                N/A             N/A             N/A                    N/A             N/A              35.68%

INDUSTRIES

   -     CLASS A


CONSUMER                N/A             N/A             N/A                    N/A             N/A              27.88%

INDUSTRIES

   -     CLASS A

(LOAD

ADJ.)[B]


CYCLICAL                N/A             N/A             N/A                    N/A             N/A              39.11%

INDUSTRIES

   -     CLASS A


CYCLICAL                N/A             N/A             N/A                    N/A             N/A              31.11%

INDUSTRIES

   -     CLASS A

(LOAD

ADJ.)[B]


FINANCIAL               N/A             N/A             N/A                    N/A             N/A              51.35%

SERVICES    -

       CLASS A


FINANCIAL               N/A             N/A             N/A                    N/A             N/A              42.65%

SERVICES    -

       CLASS A

(LOAD

ADJ.)[B]


HEALTH                  N/A             N/A             N/A                    N/A             N/A              41.00%

CARE    -

       CLASS A


HEALTH                  N/A             N/A             N/A                    N/A             N/A              32.89%

CARE    -

       CLASS A

(LOAD

ADJ.)[B]


NATURAL                 24.38%          19.07%          17.08%                 24.38%          139.33%          354.17%

RESOURCES

   -     CLASS A


NATURAL                 17.23%          17.67%          16.36%                 17.23%          125.57%          328.05%

RESOURCES

   -     CLASS A

(LOAD

ADJ.)[B]


TECHNOLOGY              N/A             N/A             N/A                    N/A             N/A              60.62%

   -     CLASS A


TECHNOLOGY              N/A             N/A             N/A                    N/A             N/A              51.38%

   -     CLASS A

(LOAD

ADJ.)[B]


UTILITIES               N/A             N/A             N/A                    N/A             N/A              32.36%

GROWTH    -

       CLASS A


UTILITIES               N/A             N/A             N/A                    N/A             N/A              24.75%

GROWTH    -

       CLASS A

(LOAD

ADJ.)[B]



CLASS T
      AVERAGE ANNUAL TOTAL RETURN [A]   CUMULATIVE TOTAL RETURN [A]



                     PAST 1 YEAR     PAST 5 YEARS    LIFE OF FUND(DAGGER)   PAST 1 YEAR     PAST 5 YEARS     LIFE OF
FUND(DAGGER)

CONSUMER                N/A             N/A             N/A                    N/A             N/A              35.25%

INDUSTRIES

   -     CLASS T


CONSUMER                N/A             N/A             N/A                    N/A             N/A              30.52%

INDUSTRIES

   -     CLASS T

(LOAD

ADJ.)[B]


CYCLICAL                N/A             N/A             N/A                    N/A             N/A              38.81%

INDUSTRIES

   -     CLASS T


CYCLICAL                N/A             N/A             N/A                    N/A             N/A              33.95%

INDUSTRIES

   -     CLASS T

(LOAD

ADJ.)[B]


FINANCIAL               N/A             N/A             N/A                    N/A             N/A              50.95%

SERVICES    -

       CLASS T


FINANCIAL               N/A             N/A             N/A                    N/A             N/A              45.67%

SERVICES    -

       CLASS T

(LOAD

ADJ.)[B]


HEALTH                  N/A             N/A             N/A                    N/A             N/A              40.50%

CARE    -

       CLASS T


HEALTH                  N/A             N/A             N/A                    N/A             N/A              35.58%

CARE    -

       CLASS T

(LOAD

ADJ.)[B]


NATURAL                 24.62%          19.12%          17.10%                 24.62%          139.79%          355.04%

RESOURCES

   -     CLASS T


NATURAL                 20.26%          18.27%          16.67%                 20.26%          131.40%          339.12%

RESOURCES

   -     CLASS T

(LOAD

ADJ.)[B]


TECHNOLOGY              N/A             N/A             N/A                    N/A             N/A              60.12%

   -     CLASS T


TECHNOLOGY              N/A             N/A             N/A                    N/A             N/A              54.51%

   -     CLASS T

(LOAD

ADJ.)[B]


UTILITIES               N/A             N/A             N/A                    N/A             N/A              31.96%

GROWTH    -

       CLASS T


UTILITIES               N/A             N/A             N/A                    N/A             N/A              27.34%

GROWTH    -

       CLASS T

(LOAD

ADJ.)[B]



CLASS B
      AVERAGE ANNUAL TOTAL RETURN [A]   CUMULATIVE TOTAL RETURN [A]



                     PAST 1 YEAR     PAST 5 YEARS    LIFE OF FUND(DAGGER)   PAST 1 YEAR     PAST 5 YEARS     LIFE OF
FUND(DAGGER)

CONSUMER                N/A             N/A             N/A                    N/A             N/A              34.95%

INDUSTRIES

   -     CLASS B


CONSUMER                N/A             N/A             N/A                    N/A             N/A              29.95%

INDUSTRIES

   -     CLASS B

(LOAD

ADJ.)[   C    ]


CYCLICAL                N/A             N/A             N/A                    N/A             N/A              38.61%

INDUSTRIES

   -     CLASS B


CYCLICAL                N/A             N/A             N/A                    N/A             N/A              33.61%

INDUSTRIES

   -     CLASS B

(LOAD

ADJ.)[   C    ]


FINANCIAL               N/A             N/A             N/A                    N/A             N/A              50.65%

SERVICES    -

       CLASS B


FINANCIAL               N/A             N/A             N/A                    N/A             N/A              45.65%

SERVICES    -

       CLASS B

(LOAD

ADJ.)[   C    ]


HEALTH                  N/A             N/A             N/A                    N/A             N/A              40.10%

CARE    -

       CLASS B


HEALTH                  N/A             N/A             N/A                    N/A             N/A              35.10%

CARE    -

       CLASS B

(LOAD

ADJ.)[   C    ]


NATURAL                 23.94%          18.80%          16.94%                 23.94%          136.59%          348.96%

RESOURCES

   -     CLASS B


NATURAL                 18.94%          18.59%          16.94%                 18.94%          134.59%          348.96%

RESOURCES

   -     CLASS B

(LOAD

ADJ.)[   C    ]


TECHNOLOGY              N/A             N/A             N/A                    N/A             N/A              59.81%

   -     CLASS B


TECHNOLOGY              N/A             N/A             N/A                    N/A             N/A              54.81%

   -     CLASS B

(LOAD

ADJ.)[   C    ]


UTILITIES               N/A             N/A             N/A                    N/A             N/A              31.75%

GROWTH    -

       CLASS B


UTILITIES               N/A             N/A             N/A                    N/A             N/A              26.75%

GROWTH    -

       CLASS B

(LOAD

ADJ.)[   C    ]



CLASS C
      AVERAGE ANNUAL TOTAL RETURN [A]   CUMULATIVE TOTAL RETURN [A]



                     PAST 1 YEAR     PAST 5 YEARS    LIFE OF FUND(DAGGER)   PAST 1 YEAR     PAST 5 YEARS     LIFE OF
FUND(DAGGER)

CONSUMER                N/A             N/A             N/A                    N/A             N/A              34.95%

INDUSTRIES

   -     CLASS C


CONSUMER                N/A             N/A             N/A                    N/A             N/A              33.95%

INDUSTRIES

   -     CLASS C

(LOAD

ADJ.)[   C    ]


CYCLICAL                N/A             N/A             N/A                    N/A             N/A              38.61%

INDUSTRIES

   -     CLASS C


CYCLICAL                N/A             N/A             N/A                    N/A             N/A              37.61%

INDUSTRIES

   -     CLASS C

(LOAD

ADJ.)[   C    ]


FINANCIAL               N/A             N/A             N/A                    N/A             N/A              50.65%

SERVICES    -

       CLASS C


FINANCIAL               N/A             N/A             N/A                    N/A             N/A              49.65%

SERVICES    -

       CLASS C

(LOAD

ADJ.)[   C    ]


HEALTH                  N/A             N/A             N/A                    N/A             N/A              40.10%

CARE    -

       CLASS C


HEALTH                  N/A             N/A             N/A                    N/A             N/A              39.10%

CARE    -

       CLASS C

(LOAD

ADJ.)[   C    ]


NATURAL                 23.94%          18.80%          16.94%                 23.94%          136.59%          348.96%

RESOURCES

   -     CLASS C


NATURAL                 22.94%          18.80%          16.94%                 22.94%          136.59%          348.96%

RESOURCES

   -     CLASS C

(LOAD

ADJ.)[   C    ]


TECHNOLOGY              N/A             N/A             N/A                    N/A             N/A              59.81%

   -     CLASS C


TECHNOLOGY              N/A             N/A             N/A                    N/A             N/A              58.81%

   -     CLASS C

(LOAD

ADJ.)[   C    ]


UTILITIES               N/A             N/A             N/A                    N/A             N/A              31.75%

GROWTH    -

       CLASS C


UTILITIES               N/A             N/A             N/A                    N/A             N/A              30.75%

GROWTH    -

       CLASS C

(LOAD

ADJ.)[   C    ]



YEAR-BY-YEAR TOTAL RETURNS

CAL          1988     1989     1990     1991     1992     1993     1994     1995     1996
END
AR
YEA
RS[
   D    ],
[F]

N            16.10%   33.14%   -5.28%   14.47%   13.33%   37.94%   -2.28%   28.67%   30.37%
AT
UR
AL
RE
SO
UR
CE
S
   -
       CL
AS
S
A

S            16.61%   31.69%   -3.10%   30.47%   7.62%    10.08%   1.32%    37.58%   22.96%
&
P
5
0
0

C            4.42%    4.65%    6.11%    3.06%    2.90%    2.75%    2.67%    2.54%    3.32%
ON
SU
M
ER
PR
IC
E
IN
DE
X



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: 16.1
ROW: 3, COL: 1, VALUE: 33.14
ROW: 4, COL: 1, VALUE: -5.28
ROW: 5, COL: 1, VALUE: 14.47
ROW: 6, COL: 1, VALUE: 13.33
ROW: 7, COL: 1, VALUE: 37.94
ROW: 8, COL: 1, VALUE: -2.28
ROW: 9, COL: 1, VALUE: 28.67
ROW: 10, COL: 1, VALUE: 30.37
(LARGE SOLID BOX) NATURAL RESOURCES    -     CLASS A
YEAR-BY-YEAR TOTAL RETURNS

CAL                         1988     1989     1990            1991     1992     1993     1994    1995     1996
END
AR
YEA
R
TOTA
L
RETU
RNS[
   D    ]

NATURAL                     16.10%   33.14%   -5.28%          14.47%   13.33%   37.94%   2.28%   28.67%   30.52%
RESOURCES    -
       CLASS T

S                           16.61%   31.69%      -    3.10%   30.47%   7.62%    10.08%   1.32%   37.58%   22.96%
&
P
5
0
0

C                           4.42%    4.65%    6.11%           3.06%    2.90%    2.75%    2.67%   2.54%    3.32%
ON
SU
M
ER
PR
IC
E
IN
DE
X



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: 16.1
ROW: 3, COL: 1, VALUE: 33.14
ROW: 4, COL: 1, VALUE: -5.28
ROW: 5, COL: 1, VALUE: 14.47
ROW: 6, COL: 1, VALUE: 13.33
ROW: 7, COL: 1, VALUE: 37.94
ROW: 8, COL: 1, VALUE: 2.28
ROW: 9, COL: 1, VALUE: 28.67
ROW: 10, COL: 1, VALUE: 30.52
(LARGE SOLID BOX) NATURAL RESOURCES    -     CLASS T
YEAR-BY-YEAR TOTAL RETURNS

CAL                         1988     1989     1990     1991     1992     1993     1994     1995     1996
END
AR
YEA
R
TOTA
L
RETU
RNS   [
   E],[
   F]

NATURAL                     16.10%   33.14%   -5.28%   14.47%   13.33%   37.94%   -2.28%   28.24%   29.63%
RESOURCES    -
       CLASS B

S                           16.61%   31.69%   -3.10%   30.47%   7.62%    10.08%   1.32%    37.58%   22.96%
&
P
5
0
0

C                           4.42%    4.65%    6.11%    3.06%    2.90%    2.75%    2.67%    2.54%    3.32%
ON
SU
M
ER
PR
IC
E
IN
DE
X



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: 16.1
ROW: 3, COL: 1, VALUE: 33.14
ROW: 4, COL: 1, VALUE: -5.28
ROW: 5, COL: 1, VALUE: 14.47
ROW: 6, COL: 1, VALUE: 13.33
ROW: 7, COL: 1, VALUE: 37.94
ROW: 8, COL: 1, VALUE: -2.28
ROW: 9, COL: 1, VALUE: 28.24
ROW: 10, COL: 1, VALUE: 29.63
(LARGE SOLID BOX) NATURAL RESOURCES    -     CLASS B
YEAR-BY-YEAR TOTAL RETURNS



CAL    1988         1989     1990     1991     1992     1993            1994           1995            1996
END
AR
YEA
R
TOTA
L
RETU
RNS[
E],[
F]

NATURAL    16.10%   33.14%   -5.28%   14.47%   13.33%   37.94%          -2.28          28.24%          29.63%
RESOURCES    -
       CLASS C

S          16.61%   31.69%   -3.10%   30.47%   7.62%    10.08%          1.32%          37.58%          22.96%
&
P
5
0
0

C          4.42%    4.65%    6.11%    3.06%    2.90%    2.75%           2.67%          2.54%           3.32%
ON
SU
M
ER
PR
IC
E
IN
DE
X



   (dagger) FOR NATURAL RESOURCES, LIFE OF FUND FIGURES ARE FROM COMMENCEMENT OF OPERATIONS (DECEMBER 29, 1987) THROUGH THE PERIOD ENDED JULY 31, 1997. FOR EACH FUND (EXCEPT NATURAL RESOURCES), LIFE OF FUND FIGURES ARE FROM COMMENCEMENT OF OPERATIONS (SEPTEMBER 3, 1996) THROUGH THE PERIOD ENDED JULY 31, 1997.
   [A] INITIAL OFFERING OF CLASS A TOOK PLACE ON SEPTEMBER 3, 1996. FOR NATURAL RESOURCES, CLASS A RETURNS PRIOR TO SEPTEMBER 3, 1996 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.50% (0.65% PRIOR TO JANUARY 1, 1996). IF CLASS A'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO SEPTEMBER 3, 1996 WOULD HAVE BEEN HIGHER.
    INITIAL OFFERING OF CLASS B OF EACH FUND (EXCEPT NATURAL RESOURCES) TOOK PLACE ON MARCH 3, 1997. CLASS B RETURNS PRIOR TO MARCH 3, 1997 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.50%. IF CLASS B'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO MARCH 3, 1997 WOULD HAVE BEEN LOWER.
    INITIAL OFFERING OF CLASS B OF NATURAL RESOURCES TOOK PLACE ON JULY 3, 1995. CLASS B RETURNS PRIOR TO JULY 3, 1995 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.65%. IF CLASS B'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO JULY 3, 1995 WOULD HAVE BEEN
LOWER.
    CLASS C OF EACH FUND IS EXPECTED TO COMMENCE OPERATIONS ON OR ABOUT NOVEMBER 3, 1997.
    CLASS C RETURNS FOR EACH FUND (EXCEPT NATURAL RESOURCES) FROM JULY 31, 1997 THROUGH MARCH 3, 1997 ARE THOSE OF CLASS B WHICH REFLECT A 12B-1 FEE OF 1.00%. CLASS C RETURNS PRIOR TO MARCH 3, 1997 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.50%. IF CLASS C'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO MARCH 3, 1997 WOULD HAVE BEEN LOWER.
    CLASS C RETURNS FOR NATURAL RESOURCES FROM JULY 31, 1997 THROUGH JULY 3, 1995 ARE THOSE OF CLASS B WHICH REFLECT A 12B-1 FEE OF 1.00%. CLASS C RETURNS PRIOR TO JULY 3, 1995 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.65%. IF CLASS C'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO JULY 3, 1995 WOULD HAVE BEEN
LOWER.
   [B] LOAD ADJUSTED RETURNS FOR CLASS A SHARES INCLUDE THE EFFECT OF PAYING CLASS A'S 5.75% FRONT-END SALES CHARGE. LOAD ADJUSTED RETURNS FOR CLASS T SHARES INCLUDE THE EFFECT OF CLASS T'S MAXIMUM 3.50% FRONT-END SALES CHARGE.
   [C] LOAD ADJUSTED RETURNS FOR CLASS B AND CLASS C ARE CALCULATED PURSUANT TO THE CDSC INFORMATION FOUND ON PAGE .
   [D] RETURNS DO NOT INCLUDE THE EFFECT OF CLASS A'S OR CLASS T'S APPLICABLE FRONT-END SALES CHARGE.
   [E] RETURNS DO NOT INCLUDE THE EFFECT OF CLASS B'S OR CLASS C'S APPLICABLE CDSC.
   [F] INITIAL OFFERING OF CLASS A TOOK PLACE ON SEPTEMBER 3, 1996. CLASS A RETURNS PRIOR TO SEPTEMBER 3, 1996 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.50% (0.65% PRIOR TO JANUARY 1, 1996). IF CLASS A'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO SEPTEMBER 3, 1996 WOULD HAVE BEEN HIGHER. INITIAL OFFERING OF CLASS B TOOK PLACE ON JULY 3, 1995. CLASS B RETURNS PRIOR TO JULY 3, 1995 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.65%. IF CLASS B'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO JULY 3, 1995 WOULD HAVE BEEN LOWER. CLASS C OF NATURAL RESOURCES IS EXPECTED TO COMMENCE OPERATIONS ON OR ABOUT NOVEMBER 3, 1997. CLASS C RETURNS FROM DECEMBER 31, 1996 THROUGH JULY 3, 1995 ARE THOSE OF CLASS B WHICH
REFLECT A 12B-1 FEE OF 1.00%. CLASS C RETURNS PRIOR TO JUL    Y 3,
1995 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.65%. IF CLASS
C'S 12B-1 FEE HAD BEEN    REFLECTED, TOTAL RETURNS PRIOR TO JULY 3,
1995 WOULD HAVE BEEN LOWER.
The exclusion of any applicable sales charge from a performance calculation produces a higher return.
If FMR had not reimbursed certain class expenses during these periods, total returns would have been lower.
EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results. Average annual total returns covering periods of less than one year assume that performance will remain constant for the rest of the year. Average annual and cumulative total returns usually will include the effect of paying the maximum applicable sales charge.
STANDARD & POOR'S 500 INDEX (S&P 500(registered trademark)) is a widely recognized, unmanaged index of common stocks.
Unlike each class's returns, the total returns of the comparative index do not include the effect of any brokerage commissions, transaction fees, or other costs of investing.
THE CONSUMER PRICE INDEX is a widely recognized measure of inflation calculated by the U.S. Government.
Each class of each fund may quote its adjusted net asset value including all distributions paid. This value may be averaged over specified periods and may be used to calculate a class's moving average.
The funds' recent strategies, performance, and holdings are detailed twice a year in financial reports, which are sent to all shareholders. For current performance or a free annual report, please contact your
investment professional    or, if you are investing through a
broker-dealer or insurance representative, call 1-800-522-7297 or, if you are investing through a bank representative, call
1-800-843-3001    .
TOTAL RETURNS ARE BASED ON PAST RESULTS AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE.
   THE FUNDS IN DETAIL


CHARTER
EACH FUND IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. Financial Services is a diversified fund, and Consumer Industries, Cyclical Industries, Health Care, Natural Resources, Technology, and Utilities Growth are non-diversified funds, of Fidelity Advisor Series VII, an open-end management investment company organized as a Massachusetts business trust on March 21, 1980.
EACH FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced executives who meet periodically throughout the year to oversee the funds' activities, review contractual arrangements with companies that provide services to the funds, and review the funds' performance. The trustees serve as trustees for other Fidelity funds. The majority of trustees are not otherwise affiliated with Fidelity.
THE FUNDS MAY HOLD SPECIAL SHAREHOLDER MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The transfer agent will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based upon the dollar value of your investment.
Separate votes are taken by each class of shares, fund, or trust, if a matter affects just that class of shares, fund, or trust, respectively.
FMR AND ITS AFFILIATES
Fidelity Investments is one of the largest investment management organizations in the United States and has its principal business address at 82 Devonshire Street, Boston, Massachusetts 02109. It includes a number of different subsidiaries and divisions which provide a variety of financial services and products. The funds employ various Fidelity companies to perform activities required for their operation.
The funds are managed by FMR, which handles each fund's business
affairs and   ,     with the assistance of foreign affiliates   ,
chooses each fund's investments.
(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for each fund. (small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East), in Tokyo, Japan, serves as a sub-adviser for each fund.
As of September 30, 1997, FMR advised funds having approximately    33
    million shareholder accounts with a total value of more than
$   521     billion.
Douglas Chase is manager of Advisor Consumer Industries, which he has
managed since August 1997. He    also     manages other Fidelity
funds. Mr. Chase joined Fidelity as an equity analyst in 1993 after receiving his MBA from the University of Michigan.
Albert Ruback is manager of Advisor Cyclical Industries, which he has managed since September 1996. Previously, he managed other Fidelity funds. Mr. Ruback joined Fidelity as an analyst in 1991, after
receiving    his     MBA from Harvard Business School.
Louis Salemy is manager of Advisor Financial Services, which he has
managed since September 1996. He also manages    another     Fidelity
fund. Since joining Fidelity in 1992, Mr. Salemy has worked as an analyst and manager.
Beso Sikharulidze is manager of Advisor Health Care, which he has managed since June 1997. He also manages another Fidelity fund. Mr. Sikharulidze joined Fidelity as an analyst in 1992, after receiving his MBA from Harvard University.
Lawrence Rakers is manager of Advisor Natural Resources, which he has managed since January 1997. He also manages other Fidelity funds. Mr. Rakers joined Fidelity as an analyst in 1993. Previously, he was a project engineer for Loral Corporation from 1986 to 1993.
Adam Hetnarski is manager of Advisor Technology, which he has managed since September 1996. He also manages another Fidelity fund. Since joining Fidelity in 1991, Mr. Hetnarski has worked as an analyst and manager.
Nick Thakore is manager of Advisor Utilities Growth, which he has
managed since August 1997.    He also manages other Fidelity funds.
    Mr. Thakore joined Fidelity as an analyst in 1993, after earning his MBA from The Wharton School at the University of Pennsylvania. Fidelity investment personnel may invest in securities for their own accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
FDC distributes and markets Fidelity's funds and services.
Fidelity Investments Institutional Operations Company, Inc. (FIIOC) performs transfer agent servicing functions for each class of each fund.
FMR Corp. is the ultimate parent company of FMR, FMR U.K., and FMR Far East. Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
   As of September 30, 1997, approximately 28.56% of Cyclical Industries' total outstanding shares were held by an FMR affiliate.
FMR may use its broker-dealer affiliates and other firms that sell fund shares to carry out a fund's transactions, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.
   INVESTMENT PRINCIPLES AND RISKS
Each fund concentrates its investments in the securities of companies in a particular market sector. Under normal conditions, each fund will invest at least 80% of its assets in securities of companies principally engaged in the business activities of its named market sector. For this purpose, Natural Resources treats investments in precious metals and instruments whose value is linked to precious metals as investments in its named market sector. The funds will invest primarily in equity securities, although they may invest in other types of instruments as well.
The funds may involve significantly greater risks and therefore may experience greater volatility than a mutual fund that does not concentrate its investments. Because of the funds' narrow focus, each fund's performance is closely tied to and affected by industries within its market sector. Companies in an industry are often faced with the same obstacles, issues, or regulatory burdens, and their securities may react similarly and move in unison with these or other market conditions. Also, because the funds (except Financial Services) are non-diversified, they are further exposed to increased volatility. Non-diversified funds may have greater investments in a single issuer than diversified funds, so the performance of a single issuer can have a substantial impact on a fund's share price. Finally, the funds' strategies in seeking to achieve their investment objectives may lead to investments in smaller companies. Securities of smaller companies, especially those whose business involves emerging products or concepts, may be more volatile due to their limited product lines, markets, or financial resources, or their susceptibility to major setbacks or downturns.
The value of each fund's domestic and foreign investments varies in response to many factors. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Investments in foreign securities may involve risks in addition to those of U.S. investments, including increased political and economic risk, as well as exposure to currency fluctuations.
FMR may use various investment techniques to hedge a portion of the funds' risks, but there is no guarantee that these strategies will work as FMR intends. When you sell your shares, they may be worth more or less than what you paid for them.
FMR normally invests each fund's assets according to its investment strategy. Each fund also reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.
CONSUMER INDUSTRIES FUND seeks capital appreciation.
The fund invests primarily in companies engaged in the manufacture and distribution of goods to consumers both domestically and internationally. These companies may include, for example, companies that manufacture or sell durable goods such as homes, cars, boats, major appliances, and personal computers. The fund also may invest in companies that manufacture, wholesale, or retail non-durable goods such as food, beverages, tobacco, health care products, household and personal care products, apparel, and entertainment products (e.g. books, magazines, TV, cable, movies, music, gaming, sports). In addition, the fund may invest in companies that provide consumer products and services such as lodging, child care, convenience stores, and car rentals.
The success of consumer product manufacturers and retailers is closely tied to the performance of the overall economy, interest rates, competition, and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.
CYCLICAL INDUSTRIES FUND seeks capital appreciation.
The fund invests primarily in companies engaged in the research, development, manufacture, distribution, supply, or sale of materials, equipment, products or services related to cyclical industries. These may include the automotive, chemical, construction and housing, defense and aerospace, environmental services, industrial equipment and materials, paper and forest products, and transportation industries.
Many companies in these industries are significantly affected by general economic trends including employment, economic growth, and interest rates. Other factors that may affect these industries are changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition. At times, worldwide production of the materials used in cyclical industries has exceeded demand as a result of, for example, over-building or economic downturns. During these times, commodity price declines and unit volume reductions resulted in poor investment returns and losses. Furthermore, a company in the cyclical industries may be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
FINANCIAL SERVICES FUND seeks capital appreciation.
The fund invests primarily in companies that provide financial services to consumers and industry. Examples of companies in the financial services sector include commercial banks, savings and loan associations, brokerage companies, insurance companies, real estate and leasing companies, and companies that span across these segments. Under SEC regulations, the fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.
Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively impact the sector. Insurance companies may be subject to severe price competition. Legislation is currently being considered which would reduce the separation between commercial and investment banking businesses. If enacted, it could significantly impact the sector and the fund.
HEALTH CARE FUND seeks capital appreciation.
The fund invests primarily in companies engaged in the design,
manufacture, or sale of products or services used for   ,     or in
connection with   ,     health care or medicine. Companies in the
health care sector may include, for example, pharmaceutical companies, companies involved in research and development, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services.
Many of these companies are subject to government regulation and approval of their products and services, which could have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete.
NATURAL RESOURCES FUND seeks long-term growth of capital and protection of the purchasing power of shareholders' capital by investing primarily in securities of foreign and domestic companies that own or develop natural resources, or supply goods and services to such companies, or in physical commodities.
The fund invests primarily in companies that own or develop natural resources, or supply goods and services to such companies. These may include companies involved either directly or through subsidiaries in exploring, mining, refining, processing, transporting, fabricating, dealing in, or owning natural resources. Natural resources include
precious metals (e.g., gold, platinum   ,     and silver), ferrous and
nonferrous metals (e.g., iron, aluminum   ,     and copper), strategic
metals (e.g., uranium and titanium), hydrocarbons (e.g., coal,
oil   ,     and natural gases), chemicals, forest products, real
estate, food, textile and tobacco products, and other basic commodities. The fund may also invest in precious metals and instruments whose value is linked to precious metals.
TECHNOLOGY FUND seeks capital appreciation.
The fund invests primarily in companies which have, or will develop, products, processes, or services that will provide or will benefit significantly from technological advances and improvements. These companies may include, for example, companies that develop,
produce   ,     or distribute products or services in the computer,
semi-conductor, electronics, communications, health care, and biotechnology sectors.
Competitive pressures may have a significant effect on the financial condition of companies in the technology sector. For example, if technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles and aggressive pricing.
UTILITIES GROWTH FUND seeks capital appreciation.
The fund invests primarily in companies in the public utilities industry and companies deriving a majority of their revenues from their public utility operations. These may include, for example, companies that manufacture, produce, sell, or transmit gas or electric energy; water supply, waste disposal and sewerage, sanitary service companies; and companies involved in telephone, satellite, and other communication fields.
Public utility stocks have traditionally produced above-average dividend income, but the fund's investments are based on growth potential. The fund may not own more than 5% of the outstanding voting securities of more than one public utility company as defined by the Public Utility Holding Company Act of 1935. The public utilities industries may be subject to broad risks resulting from governmental regulation, financing difficulties, supply and demand of services or fuel, and special risks associated with natural resource conservation. SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of each fund's limitations and more detailed information about each fund's investments are contained in the funds' SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with a fund's investment objective and policies and that doing so will help a fund achieve its goal. Fund holdings and recent investment strategies are detailed in each fund's financial reports, which are sent to shareholders twice a year. For a free SAI or financial report, call your investment professional.
EQUITY SECURITIES may include common stocks, preferred stocks, convertible securities, and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.
RESTRICTIONS: With respect to 75% of total assets, Financial Services may not purchase more than 10% of the outstanding voting securities of a single issuer. This limitation does not apply to securities of other investment companies.
Utilities Growth may not own more than 5% of the outstanding voting securities of more than one public utility company as defined by the Public Utility Holding Company Act of 1935.
Financial Services may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.
DEBT SECURITIES. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable, or floating rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.
Debt securities have varying levels of sensitivity to changes in interest rates and varying degrees of credit quality. In general, bond prices rise when interest rates fall, and fall when interest rates rise. Longer-term bonds and zero coupon bonds are generally more sensitive to interest rate changes.
In addition, bond prices are also affected by the credit quality of the issuer. Investment-grade debt securities are medium- and high-quality securities. Some, however, may possess speculative characteristics, and may be more sensitive to economic changes and to changes in the financial condition of issuers.
RESTRICTIONS: Purchase of a debt security is consistent with a fund's debt quality policy if it is rated at or above the stated level by Moody's Investors Service (Moody's) or rated in the equivalent categories by Standard & Poor's (S&P), or is unrated but judged to be of equivalent quality by FMR.
Each fund currently intends to limit its investments in lower than Baa-quality debt securities to 5% of its assets.
OTHER INSTRUMENTS may include securities of closed-end investment companies and real estate-related investments.
EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. These include risks relating to political or economic conditions in foreign countries, fluctuations in foreign currencies, withholding or other taxes, operational risks, increased regulatory burdens, and the potentially less stringent investor protection and disclosure standards of foreign markets. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. All of these factors can make foreign investments, especially those in developing countries, more volatile than U.S. investments.
AMERICAN DEPOSITARY RECEIPTS AND EUROPEAN DEPOSITARY RECEIPTS (ADRS AND EDRS) are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national markets and currencies. REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.
ADJUSTING INVESTMENT EXPOSURE. A fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements, and purchasing indexed securities.
FMR can use these practices to adjust the risk and return characteristics of a fund's portfolio of investments. If FMR judges market conditions incorrectly or employs a strategy that does not correlate well with a fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.
ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities, and some other securities, may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to a fund.
RESTRICTIONS: Each fund may not purchase a security if, as a result, more than 10% of its assets would be invested in illiquid securities. CASH MANAGEMENT. A fund may invest in money market securities, in repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change. DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry. Economic, business, or political changes can affect all securities of a similar type. A fund that is not diversified may be more sensitive to changes in the market value of a single issuer or industry.
RESTRICTIONS: Each fund, except Financial Services, is considered non-diversified. Generally, to meet federal tax requirements at the close of each quarter, each fund (except Financial Services) does not invest more than 25% of its total assets in any issuer and, with respect to 50% of total assets, does not invest more than 5% of its total assets in any issuer. With respect to 75% of its total assets, Financial Services may not purchase a security if, as a result, more than 5% would be invested in the securities of any issuer. These limitations do not apply to U.S. Government securities or to securities of other investment companies.
Each fund normally invests at least 80% of its assets, but always invests at least 25% of its total assets, in securities of companies principally engaged in the business activities of the industries in the market sector identified for the fund. This limitation does not apply to U.S. Government securities.
BORROWING. Each fund may borrow from banks or from other funds advised by FMR, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.
RESTRICTIONS: Each fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets. LENDING securities to broker-dealers and institutions, including Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, is a means of earning income. This practice could result in a loss or a delay in recovering a fund's securities. A fund may also lend money to other funds advised by FMR.
RESTRICTIONS: Loans, in the aggregate, may not exceed 331/3% of a fund's total assets.
FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.
CONSUMER INDUSTRIES FUND invests primarily in companies engaged in the manufacture and distribution of goods to consumers both domestically and internationally.
CYCLICAL INDUSTRIES FUND invests primarily in companies engaged in the research, development, manufacture, distribution, supply or sale of materials, equipment, products or services related to cyclical industries.
FINANCIAL SERVICES FUND invests primarily in companies providing financial services to consumers and industry.
HEALTH CARE FUND invests primarily in companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine.
NATURAL RESOURCES FUND seeks long-term growth of capital and protection of the purchasing power of shareholders' capital by investing primarily in securities of foreign and domestic companies that own or develop natural resources, or supply goods and services to such companies, or in physical commodities.
TECHNOLOGY FUND invests primarily in companies which have, or will develop, products, processes or services that will provide or will benefit significantly from technological advances and improvements. UTILITIES GROWTH FUND invests primarily in companies in the public utilities industry and companies deriving a majority of their revenues from their public utility operations.
EACH FUND (except Natural Resources) seeks capital appreciation.
Each fund invests at least 25% of its total assets in securities of companies principally engaged in the business activities of the industries in the market sector identified for the fund.
With respect to 75% of its total assets, Financial Services may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer and may not purchase more than 10% of the outstanding voting securities of a single issuer. These limitations do not apply to U.S. Government securities or securities of other investment companies.
Each fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets.
Loans, in the aggregate, may not exceed 331/3% of each fund's total assets.
BREAKDOWN OF EXPENSES
Like all mutual funds, the funds pay fees related to their daily operations. Expenses paid out of each class's assets are reflected in that class's share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
Each fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to affiliates who provide assistance with these services. Each fund also pays OTHER EXPENSES,
which are explained on page        .
FMR may, from time to time, agree to reimburse a fund for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated at any time without notice, can decrease a fund's expenses and boost its performance.
MANAGEMENT FEE
The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, and multiplying the result by the fund's average net assets.
The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.
The following table states the management fee rate for each fund for the fiscal year ended July 1997.
                      GROUP           INDIVIDUAL   TOTAL MANAGEMENT
                      FEE RATE        FUND FEE     FEE    RATE
                                      RATE

CONSUMER INDUSTRIES       0.30%        0.30%           0.60%

CYCLICAL INDUSTRIES       0.30%        0.30%           0.60%

FINANCIAL SERVICES        0.30%        0.30%           0.60%

HEALTH CARE               0.30%        0.30%           0.60%

NATURAL RESOURCES         0.30%        0.30%[A]        0.60%    [A]

TECHNOLOGY                0.30%        0.30%           0.60%

UTILITIES GROWTH          0.30%        0.30%           0.60%

[A] EFFECTIVE SEPTEMBER 1, 1996, FMR VOLUNTARILY REDUCED NATURAL RESOURCES' INDIVIDUAL FUND FEE RATE FROM 0.45% TO 0.30%.
FMR HAS SUB-ADVISORY AGREEMENTS with FMR U.K. and FMR Far East. These sub-advisers provide FMR with investment research and advice on issuers based outside the United States. Under the sub-advisory agreements, FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of the costs of providing these services.
The sub-advisers may also provide investment management services. In return, FMR pays FMR U.K. and FMR Far East a fee equal to 50% of its management fee rate with respect to a fund's investments that the sub-adviser manages on a discretionary basis.
For the fiscal year ended July 1997, FMR, on behalf of each fund, paid FMR U.K. and FMR Far East fees equal to less than 0.01% of each fund's average net assets.
OTHER EXPENSES
While the management fee is a significant component of each fund's annual operating costs, the funds have other expenses as well.
FIIOC performs transfer agency, dividend disbursing and shareholder servicing functions for each class of each fund. Fidelity Service Company, Inc. (FSC) calculates the net asset value per share (NAV) and dividends for each class of each fund, and maintains the general accounting records and administers the securities lending program for each fund.
For the fiscal year ended July 1997, the annualized transfer agency and pricing and bookkeeping fees (as a percentage of average net assets) amounted to the following. These amounts are before expense reductions, if any.
      TRANSFER AGENCY FEES PAID BY               PRICING AND
                                                 BOOKKEEPING
                                                 FEES PAID BY


                      CLASS A         CLASS T         CLASS B         FUND

CONSUMER INDUSTRIES       0.37%           0.33%           0.48%           1.03%

CYCLICAL INDUSTRIES       0.58%           0.40%           0.43%           1.11%

FINANCIAL SERVICES        0.30%           0.28%           0.31%           0.21%

HEALTH CARE               0.36%           0.27%           0.35%           0.21%

NATURAL RESOURCES         0.31%           0.23%           0.27%           0.07%

TECHNOLOGY                0.33%           0.29%           0.38%           0.19%

UTILITIES GROWTH          0.46%           0.32%           0.30%           0.96%


Class A shares of each fund have adopted a DISTRIBUTION AND SERVICE PLAN. Under the plans, Class A of each fund is authorized to pay FDC a monthly distribution fee as compensation for its services and expenses in connection with the distribution of Class A shares. Class A of each fund may pay FDC a distribution fee at an annual rate of 0.75% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class A of each fund currently pays FDC a monthly distribution fee at an annual rate of 0.25% of its average net assets throughout the month. Class A distribution fee rates may be increased only when the Trustees believe that it is in the best interests of Class A shareholders to do so.
Class T shares of each fund have adopted a DISTRIBUTION AND SERVICE PLAN. Under the plans, Class T of each fund is authorized to pay FDC a monthly distribution fee as compensation for its services and expenses in connection with the distribution of Class T shares. Class T of Natural Resources may pay FDC a distribution fee at an annual rate of 0.65% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T of Consumer Industries, Cyclical Industries, Financial Services, Health Care, Technology, and Utilities Growth may pay FDC a distribution fee at an annual rate of 0.75% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T of each fund currently pays FDC a monthly distribution fee at an annual rate of 0.50% of its average net assets throughout the month. Class T distribution fee rates may be increased only when the Trustees believe that it is in the best interests of Class T shareholders to do so.
Up to the full amount of the Class A and Class T distribution fees may be reallowed to investment professionals, as compensation for their services in connection with the distribution of Class A and Class T shares and for providing support services to Class A and Class T shareholders, based upon the level of such services provided. These services may include, without limitation, answering investor inquiries regarding the funds; providing assistance to investors in changing dividend options, account designations, and addresses; performing subaccounting and maintaining Class A and Class T shareholder accounts; processing purchase and redemption transactions, including automatic investment and redemption of investor account balances; providing periodic statements showing an investor's account balance and integrating other transactions into such statements; and performing other administrative services in support of the shareholder.
Class B shares of each fund have adopted a DISTRIBUTION AND SERVICE PLAN. Under the plans, Class B of each fund is authorized to pay FDC a monthly distribution fee as compensation for its services and expenses in connection with the distribution of Class B shares. Class B of each fund may pay FDC a distribution fee at an annual rate of 0.75% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class B of each fund currently pays FDC a monthly distribution fee at an annual rate of 0.75% of its average net assets throughout the month.
In addition, pursuant to each Class B plan, Class B of each fund pays FDC a monthly service fee at an annual rate of 0.25% of Class B's average net assets throughout the month. The full amount of the Class B service fee is reallowed to investment professionals for providing personal service to and/or maintenance of Class B shareholder accounts.
Class C shares of each fund have adopted a DISTRIBUTION AND SERVICE PLAN. Under the plans, Class C of each fund is authorized to pay FDC a monthly distribution fee as compensation for its services and expenses in connection with the distribution of Class C shares. Class C of each fund may pay FDC a distribution fee at an annual rate of 0.75% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class C of each fund currently pays FDC a monthly distribution fee at an annual rate of 0.75% of its average net assets throughout the month. After the first year of investment, up to the full amount of the Class C distribution fee may be reallowed to investment professionals as compensation for their services in connection with the distribution of Class C shares.
In addition, pursuant to each Class C plan, Class C of each fund pays FDC a monthly service fee at an annual rate of 0.25% of Class C's average net assets throughout the month. After the first year of investment, the full amount of the Class C service fee is reallowed to investment professionals for providing personal service to and/or maintenance of Class C shareholder accounts.
The Class A, Class T, Class B, and Class C plans specifically recognize that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with the distribution of the applicable class's shares, including payments made to investment professionals that provide shareholder support services or engage in the sale of the applicable class's shares. Currently, the Board of Trustees of each fund has authorized such payments.
Each fund also pays other expenses, such as legal, audit, and custodian fees; in some instances, proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity. A broker-dealer may use a portion of the commissions paid by a fund to reduce that fund's custodian or transfer agent fees.
The    annualized     portfolio turnover rate f   or the fiscal year
ended July 1997 was 203% for Consumer Industries, 155% for Cyclical Industries, 26% for Financial Services, 67% for Health Care, 116% for Natural Resources, 517% for Technology, and 13% for Utilities Growth. These rates vary from year to year. High turnover rates increase transaction costs and may increase taxable capital gains. FMR considers these effects when evaluating the anticipated benefits of short-term investing.
   YOUR ACCOUNT


TYPES OF ACCOUNTS
When you invest through an investment professional, your investment professional, including a broker-dealer or financial institution, may charge you a transaction fee with respect to the purchase and sale of fund shares. Read your investment professional's program materials in conjunction with this prospectus for additional service features or fees that may apply. Certain features of the funds, such as minimum initial or subsequent investment amounts, may be modified.
The different ways to set up (register) your account with Fidelity are listed at right.
The account guidelines that follow may not apply to certain retirement accounts. If you are investing through a retirement account or if your employer offers the funds through a retirement program, you may be subject to additional fees. For more information, please refer to your program materials, contact your employer, or call your retirement benefits number or your investment professional directly, as appropriate.
If you have selected Fidelity Advisor funds as an investment option through an insurance company group pension program, please contact the provider directly.
WAYS TO SET UP YOUR ACCOUNT
INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS
Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).
RETIREMENT
TO SHELTER YOUR RETIREMENT SAVINGS FROM TAXES
 Retirement plans allow individuals to shelter investment income and capital gains from current taxes. In addition, contributions to these accounts may be tax deductible. Retirement accounts require special applications and typically have lower minimums.
(solid bullet) INDIVIDUAL RETIREMENT ACCOUNTS (IRAS) allow anyone of legal age and under 70 1/2 (checkmark)(solid club) with earned income to invest up to $2,000 per tax year. Individuals can also invest in a spouse's IRA if the spouse has earned income of less than $250.
(solid bullet) ROLLOVER IRAS retain special tax advantages for certain distributions from employer-sponsored retirement plans.
(solid bullet) 401(K) PLANS allow employees of corporations of all sizes to contribute a percentage of their wages on a tax-deferred basis. These accounts need to be established by the trustee of the plan.
(solid bullet) MONEY PURCHASE/PROFIT SHARING PLANS (KEOGH PLANS) are tax-deferred pension accounts designated for employees of unincorporated businesses or for persons who are self-employed.
(solid bullet) SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS) provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages as a Keogh, but with fewer administrative requirements.
(solid bullet) SIMPLE IRAS provide small business owners and those with self-employed income (and their eligible employees) with many of the advantages of a 401(k) plan, but with fewer administrative requirements.
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS
These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act
(UGMA) or the Uniform Transfers to Minors Act (UTMA). Contact your investment professional.
TRUST
FOR MONEY BEING INVESTED BY A TRUST
The trust must be established before an account can be opened. BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, OR
OTHER GROUPS
Contact your investment professional.
HOW TO BUY SHARES
   THE PRICE TO BUY ONE SHARE of Class A or Class T is the class's offering price or the class's net asset value per share (NAV), depending on whether you pay a front-end sales charge. If you pay a front-end sales charge, your price will be Class A's or Class T's offering price. When you buy Class A or Class T shares at the offering price, Fidelity deducts the appropriate sales charge and invests the rest in Class A or Class T shares of the fund. If you qualify for a front-end sales charge waiver, your price will be Class A's or Class T's NAV. See "Transaction Details," page , and "Sales Charge Reductions and Waivers," page , for explanations of how and when the sales charge and waivers apply.
   For Class B and Class C, the PRICE TO BUY ONE SHARE is the class's NAV. Class B and Class C shares are sold without a front-end sales charge, but may be subject to a CDSC upon redemption. See "Transaction Details," page , for information on how the CDSC is calculated.
   Your s    hares    will be     purchased at the next offering price
or NAV, as applicable, calculated after your order is received and
accepted.    Each class's     offering price and NAV   , as
applicable,     are normally calculated    each business day     at
4:00 p.m. Eastern time.
It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.
Fidelity must receive payment within three business days after an order for shares is placed; otherwise your purchase order may be canceled and you could be held liable for resulting fees and/or losses.
Share certificates are not available for Class A, Class T, Class B, or Class C shares.
IF YOU ARE NEW TO THE FIDELITY ADVISOR FUNDS, complete and sign an account application and mail it along with your check. If there is no account application accompanying this prospectus, call your investment
professional    or, if you are investing through a broker-dealer or
insurance representative, call 1-800-522-7297 or, if you are investing through a bank representative, call 1-800-843-3001.
If you are investing through a tax-sheltered retirement plan, such as an IRA, for the first time, you will need a special application. Contact your investment professional for more information and a retirement account application.
IF YOU ALREADY HAVE MONEY INVESTED IN A FIDELITY ADVISOR FUND, you
can:
(small solid bullet) Mail an account application with a check,
(small solid bullet) Place an order and wire money into your account, (small solid bullet) Open your account by exchanging from the same class of another Fidelity Advisor fund or from another Fidelity fund, or
(small solid bullet) Contact your investment professional.
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT        $2,500
For Fidelity Advisor IRA, Rollover IRA, SEP-IRA
and Keogh accounts $500
Through regular investment plans*  $1,000
TO ADD TO AN ACCOUNT $250
For Fidelity Advisor IRA, Rollover IRA, SEP-IRA and Keogh accounts
$100
Through regular investment plans* $100
MINIMUM BALANCE $1,000
For Fidelity Advisor IRA, Rollover IRA, SEP-IRA and Keogh accounts
None
*AN ACCOUNT MAY BE OPENED WITH A MINIMUM OF $1,000, PROVIDED THAT A REGULAR INVESTMENT PLAN IS ESTABLISHED AT THE TIME THE ACCOUNT IS OPENED. FOR MORE INFORMATION ABOUT REGULAR INVESTMENT PLANS, PLEASE
REFER TO "INVESTOR SERVICES," PAGE        .
Investment and account minimums are waived for purchases of Class T shares with distributions from a Fidelity Defined Trust account.
There is no minimum account balance or initial or subsequent investment minimum for certain retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such Fidelity retirement accounts. Refer to the program materials for details.
PURCHASE AMOUNTS OF MORE THAN $250,000 WILL NOT BE ACCEPTED FOR CLASS
B SHARES.
PURCHASE AMOUNTS OF MORE THAN $1 MILLION WILL NOT BE ACCEPTED FOR
CLASS C SHARES.
For further information on opening an account, please consult your investment professional or refer to the account application.
    TO OPEN AN ACCOUNT   TO ADD TO AN ACCOUNT



PH                                  (SMALL SOLID BULLET)    CONTACT YOUR         (SMALL SOLID BULLET)    CONTACT YOUR

ON                                     INVESTMENT                                   INVESTMENT

E                                      PROFESSIONAL OR,                             PROFESSIONAL

YO                                     IF YOU ARE                                   OR, IF YOU ARE

UR                                     INVESTING                                    INVESTING

INV                                 THROUGH A                                    THROUGH A

EST                                 BROKER-DEALER OR                             BROKER-DEALER

ME                                  INSURANCE                                    OR INSURANCE

NT                                  REPRESENTATIVE,                              REPRESENTATIVE,

PRO                                 CALL                                         CALL

FES                                 1-800-522-729                                1-800-522-72

SIO                                 7. IF YOU ARE                                97. IF YOU ARE

NAL                                 INVESTING                                    INVESTING

                                    THROUGH A BANK                               THROUGH A

                                    REPRESENTATIVE,                              BANK

                                    CALL                                         REPRESENTATIVE,

                                    1-800-843-300                                CALL

                                    1.                                           1-800-843-30

                                    (SMALL SOLID BULLET)    EXCHANGE FROM        01.

                                       THE SAME CLASS                            (SMALL SOLID BULLET)    EXCHANGE

                                       OF ANOTHER                                   FROM THE SAME

                                       FIDELITY ADVISOR                             CLASS OF

                                       FUND     OR FROM                             ANOTHER

                                    ANOTHER FIDELITY                                FIDELITY

                                    FUND ACCOUNT                                    ADVISOR FUND

                                    WITH THE SAME                                OR FROM

                                    REGISTRATION,                                ANOTHER

                                    INCLUDING NAME,                              FIDELITY FUND

                                    ADDRESS, AND                                 ACCOUNT WITH

                                    TAXPAYER ID                                  THE SAME

                                    NUMBER.                                      REGISTRATION,

                                                                                 INCLUDING

                                                                                 NAME,

                                                                                 ADDRESS, AND

                                                                                 TAXPAYER ID

                                                                                 NUMBER.


MAIL (MAIL_GRAPHIC)                 (SMALL SOLID BULLET) COMPLETE AND            (SMALL SOLID BULLET) MAKE YOUR

                                    SIGN THE                                     CHECK PAYABLE

                                    ACCOUNT                                      TO THE

                                    APPLICATION.                                 COMPLETE

                                    MAKE YOUR                                    NAME OF THE

                                    CHECK PAYABLE                                FUND OF YOUR

                                    TO THE COMPLETE                              CHOICE AND

                                    NAME OF THE                                  NOTE THE

                                    FUND OF YOUR                                 APPLICABLE

                                    CHOICE AND NOTE                              CLASS. INDICATE

                                    THE APPLICABLE                               YOUR FUND

                                    CLASS. MAIL TO                               ACCOUNT

                                    THE ADDRESS                                  NUMBER ON

                                    INDICATED ON THE                             YOUR CHECK

                                    APPLICATION.                                 AND MAIL TO

                                                                                 THE ADDRESS

                                                                                 PRINTED ON

                                                                                 YOUR ACCOUNT

                                                                                 STATEMENT.

                                                                                 (SMALL SOLID BULLET) EXCHANGE BY

                                                                                 MAIL: CALL YOUR

                                                                                 INVESTMENT

                                                                                 PROFESSIONAL FOR

                                                                                 INSTRUCTIONS.


IN PERSON (HAND_GRAPHIC)            (SMALL SOLID BULLET) BRING YOUR              (SMALL SOLID BULLET) BRING YOUR

                                    ACCOUNT                                      CHECK TO YOUR

                                    APPLICATION AND                              INVESTMENT

                                    CHECK TO YOUR                                PROFESSIONAL.

                                    INVESTMENT

                                    PROFESSIONAL.


WIRE (WIRE_GRAPHIC)                 (SMALL SOLID BULLET) NOT AVAILABLE           (SMALL SOLID BULLET)  WIRE TO:

                                                                                   BAN

                                                                                 KER'S TRUST CO.

                                                                                   ROU

                                                                                 TING #

                                                                                 021001033

                                                                                   FIDE

                                                                                 LITY DART

                                                                                 DEPOSITORY

                                                                                   ACC

                                                                                 OUNT #

                                                                                 00159759

                                                                                 FBO: (AC

                                                                                 COUNT NAME)

                                                                                   (AC

                                                                                 COUNT

                                                                                 NUMBER)

                                                                                 SPECIFY THE

                                                                                 COMPLETE

                                                                                 NAME OF THE

                                                                                 FUND OF YOUR

                                                                                 CHOICE, NOTE

                                                                                 THE APPLICABLE

                                                                                 CLASS, AND

                                                                                 INCLUDE YOUR

                                                                                 ACCOUNT

                                                                                 NUMBER AND

                                                                                 YOUR NAME.


AUTOMATICALLY (AUTOMATIC_GRAPHIC)   (SMALL SOLID BULLET) NOT AVAILABLE.          (SMALL SOLID BULLET) USE FIDELITY

                                                                                 ADVISOR

                                                                                 SYSTEMATIC

                                                                                 INVESTMENT

                                                                                 PROGRAM.

                                                                                 SIGN UP FOR

                                                                                 THIS SERVICE

                                                                                 WHEN

                                                                                 OPENING YOUR

                                                                                 ACCOUNT, OR

                                                                                 CALL YOUR

                                                                                 INVESTMENT

                                                                                 PROFESSIONAL

                                                                                 TO BEGIN THE

                                                                                 PROGRAM.



HOW TO SELL SHARES
You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares.
   The PRICE TO SELL ONE SHARE of each class is the class's NAV, minus the short-term trading fee, if applicable, and any applicable CDSC. If you sell shares of a fund after holding them less than 60 days, the fund will deduct a short-term trading fee equal to 1.00% of the value of those shares.
   Your shares will be sold at the next NAV, minus the short-term trading fee, if applicable, and any applicable CDSC, calculated after your order is received and accepted. Each class's NAV is normally calculated each business day at 4:00 p.m. Eastern time.
It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.
TO SELL SHARES IN A NON-RETIREMENT ACCOUNT, you may use any of the methods described on these two pages.
TO SELL SHARES IN A FIDELITY ADVISOR RETIREMENT ACCOUNT, your request must be made in writing, except for exchanges to shares of the same class of another Fidelity Advisor fund or shares of other Fidelity funds, which can be requested by phone or in writing.
IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES, leave at least $1,000 worth of shares in the account to keep it open (account minimum balances do not apply to retirement and Fidelity Defined Trust accounts).
TO SELL SHARES BY BANK WIRE, you will need to sign up for this service in advance.
CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:
(small solid bullet) You wish to redeem more than $100,000 worth of shares,
(small solid bullet) Your account registration has changed within the last 30 days,
(small solid bullet) The check is being mailed to a different address than the one on your account (record address),
(small solid bullet) The check is being made payable to someone other than the account owner,
(small solid bullet) The redemption proceeds are being transferred to a Fidelity Advisor account with a different registration,
(small solid bullet) You wish to set up the bank wire feature, or (small solid bullet) You wish to have redemption proceeds wired to a non-predesignated bank account.
You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. SELLING SHARES IN WRITING
Write a "letter of instruction" with:
(small solid bullet) Your name,
(small solid bullet) The fund's name,
(small solid bullet) The applicable class name,
(small solid bullet) Your fund account number,
(small solid bullet) The dollar amount or number of shares to be redeemed, signed certificates (if previously issued), and
(small solid bullet) Any other applicable requirements listed in the
table on page        .
Deliver your letter to your investment professional, or mail it to the following address:
Fidelity Investments
P.O. Box 770002
Cincinnati, OH        45277-0081
Unless otherwise instructed, Fidelity will send a check to the record address.
           ACCOUNT TYPE   SPECIAL REQUIREMENTS

IF YOU SELL YOUR SHARES    OF A FUND     AFTER HOLDING THEM LESS THAN
60 DAYS,    THE FUND WILL DEDUCT A SHORT-TERM TRADING FEE EQUAL TO
    1.00% OF THE VALUE OF THOSE SHARES.

PHONE                                            (SMALL SOLID BULLET) ALL ACCOUNT    (SMALL SOLID BULLET) MAXIMUM
YOUR                                             TYPES EXCEPT                        CHECK REQUEST:
INVESTMENT                                       RETIREMENT                          $100,000.
PROFESSIONAL                                     (SMALL SOLID BULLET) ALL ACCOUNT    (SMALL SOLID BULLET) YOU MAY
                                                 TYPES                               EXCHANGE TO
                                                                                     THE SAME CLASS
                                                                                     OF OTHER
                                                                                     FIDELITY ADVISOR
                                                                                     FUNDS OR TO
                                                                                     OTHER FIDELITY
                                                                                     FUNDS IF BOTH
                                                                                     ACCOUNTS ARE
                                                                                     REGISTERED WITH
                                                                                     THE SAME
                                                                                     NAME(S),
                                                                                     ADDRESS, AND
                                                                                     TAXPAYER ID
                                                                                     NUMBER.

MAIL OR IN PERSON (MAIL_GRAPHIC)(HAND_GRAPHIC)   INDIVIDUAL, JOINT                   (SMALL SOLID BULLET) THE LETTER OF
                                                 TENANT,                             INSTRUCTION
                                                 SOLE PROPRIETORSHI                  MUST BE
                                                 P, UGMA, UTMA                       SIGNED BY ALL
                                                                                     PERSONS
                                                                                     REQUIRED TO
                                                                                     SIGN FOR
                                                 RETIREMENT                          TRANSACTIONS,
                                                 ACCOUNT                             EXACTLY AS THEIR
                                                                                     NAMES APPEAR
                                                                                     ON THE ACCOUNT
                                                                                     AND SENT TO
                                                                                     YOUR
                                                                                     INVESTMENT
                                                                                     PROFESSIONAL.
                                                                                     (SMALL SOLID BULLET) THE ACCOUNT
                                                                                     OWNER SHOULD
                                                                                     COMPLETE A
                                                                                     RETIREMENT
                                                                                     DISTRIBUTION
                                                                                     FORM. CONTACT
                                                                                     YOUR
                                                                                     INVESTMENT
                                                                                     PROFESSIONAL
                                                                                     OR, IF YOU
                                                                                     PURCHASED
                                                                                     YOUR SHARES
                                                                                     THROUGH A
                                                                                     BROKER-DEALER
                                                                                     OR INSURANCE
                                                                                     REPRESENTATIVE,
                                                                                     CALL
                                                                                     1-800-522-72
                                                                                     97. IF YOU
                                                                                     PURCHASED
                                                                                     YOUR SHARES
                                                                                     THROUGH A
                                                                                     BANK
                                                                                     REPRESENTATIVE,
                                                                                     CALL
                                                                                     1-800-843-30
                                                                                     01.
                                                TRUST                               (SMALL SOLID BULLET) THE TRUSTEE
                                                                                     MUST SIGN THE
                                                                                     LETTER INDICATING
                                                                                     CAPACITY AS
                                                                                     TRUSTEE. IF THE
                                                                                     TRUSTEE'S NAME
                                                                                     IS NOT IN THE
                                                                                     ACCOUNT
                                                                                     REGISTRATION,
                                                                                     PROVIDE A COPY
                                                                                     OF THE TRUST
                                                                                     DOCUMENT
                                                                                     CERTIFIED WITHIN
                                                                                     THE LAST 60
                                                                                     DAYS.

                                                 BUSINESS OR                         (SMALL SOLID BULLET) AT LEAST ONE
                                                 ORGANIZATION                        PERSON
                                                                                     AUTHORIZED BY
                                                                                     CORPORATE
                                                                                     RESOLUTION TO
                                                                                     ACT ON THE
                                                                                     ACCOUNT MUST
                                                                                     SIGN THE LETTER   .

                                                 EXECUTOR,                           (SMALL SOLID BULLET) FOR
                                                 ADMINISTRATOR,                      INSTRUCTIONS,
                                                 CONSERVATOR/GU                      CONTACT YOUR
                                                 ARDIAN                              INVESTMENT
                                                                                     PROFESSIONAL
                                                                                     OR, IF YOU
                                                                                     PURCHASED
                                                                                     YOUR SHARES
                                                                                     THROUGH A
                                                                                     BROKER-DEALER
                                                                                     OR INSURANCE
                                                                                     REPRESENTATIVE
                                                                                     , CALL
                                                                                     1-800-522-7
                                                                                     297. IF YOU
                                                                                     PURCHASED
                                                                                     YOUR SHARES
                                                                                     THROUGH A
                                                                                     BANK
                                                                                     REPRESENTATIVE
                                                                                     , CALL
                                                                                     1-800-843-3
                                                                                     001.

WIRE (WIRE_GRAPHIC)                              ALL ACCOUNT TYPES                   (SMALL SOLID BULLET) YOU MUST SIGN
                                                 EXCEPT RETIREMENT                   UP FOR THE WIRE
                                                                                     FEATURE BEFORE
                                                                                     USING IT. TO
                                                                                     VERIFY THAT IT IS
                                                                                     IN PLACE,
                                                                                     CONTACT YOUR
                                                                                     INVESTMENT
                                                                                     PROFESSIONAL
                                                                                    OR, IF YOU
                                                                                     PURCHASED
                                                                                     YOUR SHARES
                                                                                     THROUGH A
                                                                                     BROKER-DEALER
                                                                                     OR INSURANCE
                                                                                     REPRESENTATIVE,
                                                                                     CALL
                                                                                     1-800-522-72
                                                                                     97. IF YOU
                                                                                     PURCHASED
                                                                                     YOUR SHARES
                                                                                     THROUGH A
                                                                                     BANK
                                                                                     REPRESENTATIVE,
                                                                                     CALL
                                                                                     1-800-843-30
                                                                                     01. MINIMUM
                                                                                     WIRE: $500
                                                                                     (SMALL SOLID BULLET) YOUR WIRE
                                                                                     REDEMPTION
                                                                                     REQUEST MUST
                                                                                    BE RECEIVED
                                                                                     AND ACCEPTED
                                                                                     BY    FIDELITY
                                                                                     BEFORE 4:00
                                                                                     P.M. EASTERN
                                                                                    TIME FOR
                                                                                     MONEY TO BE
                                                                                     WIRED ON THE
                                                                                     NEXT BUSINESS
                                                                                     DAY.


INVESTOR SERVICES
Fidelity Advisor funds provide a variety of services to help you manage your account.
INFORMATION SERVICES
STATEMENTS AND REPORTS that Fidelity sends to you include the following:
(small solid bullet) Confirmation statements after certain
transactions
(small solid bullet) Account statements (quarterly)
(small solid bullet) Financial reports (every six months)
To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in
a fund. Call your investment professional if        you need
additional copies of financial reports and prospectuses.
TRANSACTION SERVICES
EXCHANGE PRIVILEGE. You may sell your Class A or Class T shares and buy the same class of shares of other Fidelity Advisor funds or Daily Money Class shares of Treasury Fund, Prime Fund, and Tax-Exempt Fund by telephone or in writing. You may sell your Class B shares and buy Class B shares of other Fidelity Advisor funds or Advisor B Class shares of Treasury Fund by telephone or in writing. You may sell your Class C shares and buy Class C shares of other Fidelity Advisor
   f    unds or Advisor C Class shares of Treasury Fund by telephone or in writing. The shares you exchange will carry credit for any front-end sales charge you previously paid in connection with their purchase.
Note that exchanges    between     Focus Fund   s     are unlimited,
but exchanges    out of the Focus Funds to     other Advisor funds are
limited to four per calendar year   . Exchanges     may have tax
consequences for you. For details on policies and restrictions governing exchanges, including circumstances under which a shareholder's exchange privilege may be suspended or revoked, see
"Exchange Restrictions," page    .
FIDELITY ADVISOR SYSTEMATIC WITHDRAWAL PROGRAM lets you set up periodic redemptions from your Class A, Class T, Class B, or Class C account. Accounts with a value of $10,000 or more in Class A, Class T, Class B, or Class C shares are eligible for this program. Aggregate redemptions per 12-month period from your Class B or Class C account may not exceed 10% of the account value and are not subject to a CDSC. Because of Class A's and Class T's front-end sales charge, you may not want to set up a systematic withdrawal plan during a period when you are buying Class A or Class T shares on a regular basis.
One easy way to pursue your financial goals is to invest money regularly. Fidelity Advisor funds offer convenient services that let you transfer money into your fund account, or between fund accounts, automatically. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Certain restrictions apply for retirement accounts. Call your investment professional for more information.
   REGULAR INVESTMENT PLANS
FIDELITY ADVISOR SYSTEMATIC INVESTMENT PROGRAM
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO A FIDELITY ADVISOR FUND

MINIMUM  MINIMUM


INITIAL  ADDITIONAL          FREQUENCY                        SETTING UP OR
$1,000  $100          MONTHLY, BIMONTHLY, QUARTERLY,   CHANGING
                      OR SEMI-ANNUALLY                 (SMALL SOLID BULLET) FOR A NEW
                                                       ACCOUNT,
                                                       COMPLETE THE
                                                       APPROPRIATE
                                                       SECTION ON THE
                                                       APPLICATION.
                                                       (SMALL SOLID BULLET) FOR EXISTING
                                                       ACCOUNTS, CALL
                                                       YOUR INVESTMENT
                                                       PROFESSIONAL FOR
                                                       AN APPLICATION.
                                                       (SMALL SOLID BULLET) TO CHANGE THE
                                                       AMOUNT OR
                                                       FREQUENCY OF
                                                       YOUR
                                                       INVESTMENT,
                                                       CONTACT YOUR
                                                       INVESTMENT
                                                       PROFESSIONAL
                                                       DIRECTLY OR, IF
                                                       YOU PURCHASED
                                                       YOUR SHARES
                                                       THROUGH A
                                                       BROKER-DEALER OR
                                                       INSURANCE
                                                       REPRESENTATIVE,
                                                       CALL
                                                       1-800-522-72
                                                       97. IF YOU
                                                       PURCHASED YOUR
                                                       SHARES THROUGH
                                                       A BANK
                                                       REPRESENTATIVE,
                                                       CALL
                                                       1-800-843-30
                                                       01. CALL AT LEAST
                                                       10 BUSINESS
                                                       DAYS PRIOR TO
                                                       YOUR NEXT
                                                       SCHEDULED
                                                       INVESTMENT DATE
                                                       (20 BUSINESS
                                                       DAYS IF YOU
                                                       PURCHASED YOUR
                                                       SHARES THROUGH
                                                       A BANK).


TO DIRECT DISTRIBUTIONS FROM A FIDELITY DEFINED TRUST TO CLASS T OF A FIDELITY ADVISOR FUND
MINIMUM  MINIMUM

INITIAL  ADDITIONAL                   SETTING UP OR
NOT  NOT                       CHANGING
APPLICABLE  APPLICABLE         (SMALL SOLID BULLET) FOR A NEW OR
                               EXISTING
                               ACCOUNT, ASK
                               YOUR INVESTMENT
                               PROFESSIONAL FOR
                               THE APPROPRIATE
                               ENROLLMENT
                               FORM.
                               (SMALL SOLID BULLET) TO CHANGE THE
                               FUND TO WHICH
                               YOUR
                               DISTRIBUTIONS ARE
                               DIRECTED,
                               CONTACT YOUR
                               INVESTMENT
                               PROFESSIONAL FOR
                               INSTRUCTIONS.

FIDELITY ADVISOR SYSTEMATIC EXCHANGE PROGRAM
TO MOVE MONEY FROM A FIDELITY MONEY MARKET FUND OR A FIDELITY ADVISOR
FUND TO ANOTHER FIDELITY ADVISOR FUND
MINIMUM   FREQUENCY                    SETTING UP OR
$100      Monthly, quarterly,          CHANGING
          semi-annually, or annually   (small solid bullet) To establish,
                                       call your
                                       investment
                                       professional
                                       after both
                                       accounts are
                                       opened.
                                       (small solid bullet) To change the
                                       amount or
                                       frequency of
                                       your
                                       investment,
                                       contact your
                                       investment
                                       professional
                                       directly or, if
                                       you purchased
                                       your shares
                                       through a
                                       broker-dealer or
                                       insurance
                                       representative,
                                       call
                                       1-800-522-72
                                       97. If you
                                       purchased your
                                       shares through
                                       a bank
                                       representative,
                                       call
                                       1-800-843-30
                                       01.
                                       (small solid bullet) The account
                                       from which the
                                       exchanges are
                                       to be processed
                                       must have a
                                       minimum
                                       balance of
                                       $10,000. The
                                       account into
                                       which the
                                       exchange is
                                       being processed
                                       must have a
                                       minimum of
                                       $1,000.
                                       (small solid bullet) Both accounts
                                       must have the
                                       same
                                       registrations
                                       and taxpayer ID
                                       numbers.
                                       (small solid bullet) Call at least 2
                                       business days
                                       prior to your
                                       next scheduled
                                       exchange date.

   SHAREHOLDER AND ACCOUNT POLICIES


DIVIDENDS, CAPITAL GAINS, AND TAXES
Each fund distributes substantially all of its net income and capital gains to shareholders each year. Normally, dividends and capital gains are distributed in September and December.
DISTRIBUTION OPTIONS
When you open an account, specify on your account application how you want to receive your distributions. The funds offer four options:
1. REINVESTMENT OPTION. Your dividend and capital gain distributions will be automatically reinvested in additional shares of the same class of the fund. If you do not indicate a choice on your
application, you will be assigned this option.
2. INCOME-EARNED OPTION. Your capital gain distributions will be automatically reinvested in additional shares of the same class of the fund, but you will be sent a check for each dividend distribution.
3. CASH OPTION. You will be sent a check for your dividend and capital gain distributions.
4. DIRECTED DIVIDENDS(registered trademark) PROGRAM. Your dividend distributions will be automatically invested in the same class of shares of another identically registered Fidelity Advisor fund. You will be sent a check for your capital gain distributions or your capital gain distributions will be automatically reinvested in additional shares of the same class of the fund.
If you select distribution option 2, 3, or 4 and the U.S. Postal
Service cannot deliver your checks, or if your checks remain uncashed for six months, those checks will be reinvested in your account at the current NAV and your election may be converted to the Reinvestment
Option. To change your distribution option, call your investment professional directly or if you purchased your shares through a broker-dealer or insurance representative, call 1-800-522-7297. If you purchased your shares through a bank representative, call
1-800-843-3001.
For retirement accounts, all distributions are automatically reinvested. When you are over 59 years old, you can receive
distributions in cash.
Shares purchased through reinvestment of dividend and capital gain distributions are not subject to a sales charge. If you direct Class A or Class T distributions to a fund with a front-end sales charge, you will not pay a sales charge on those purchases.
When a fund deducts a distribution from its NAV, the reinvestment price is the applicable class's NAV at the close of business that day. Distribution checks will be mailed within seven days.
TAXES
As with any investment, you should consider how your investment in a fund will be taxed. If your account is not a tax-deferred retirement account, you should be aware of these tax implications.
TAXES ON DISTRIBUTIONS. Distributions are subject to federal income tax, and may also be subject to state or local taxes. If you live outside the United States, your distributions could also be taxed by the country in which you reside. Your distributions are taxable when they are paid, whether you take them in cash or reinvest them.
However, distributions declared in December and paid in January are taxable as if they were paid on December 31.
For federal tax purposes, each fund's income and short-term capital
gain   s     are    distributed as dividends and     taxed as
   ordinary income    ; capital gain distributions are taxed as
long-term capital gains.
Every January, Fidelity will send you and the IRS a statement showing
the tax    characterization of     distributions paid to you in the
previous year.
TAXES ON TRANSACTIONS. Your redemptions    -     including
exchanges    -     are subject to capital gains tax. A capital gain or
loss is the difference between the cost of your shares and the price you receive when you sell them.
Whenever you sell shares of a fund, Fidelity will send you a confirmation statement showing how many shares you sold and at what price.
You will also receive a consolidated transaction statement at least quarterly. However, it is up to you or your tax preparer to determine whether this sale resulted in a capital gain and, if so, the amount of tax to be paid. BE SURE TO KEEP YOUR REGULAR ACCOUNT STATEMENTS; the information they contain will be essential in calculating the amount of your capital gains.
"BUYING A DIVIDEND." If you buy shares when a class has realized but not yet distributed income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution.
CURRENCY CONSIDERATIONS. If a fund's dividends exceed its taxable income in any year, which is sometimes the result of currency-related losses, all or a portion of the fund's dividends may be treated as a return of capital to shareholders for tax purposes. To minimize the risk of a return of capital, each fund may adjust its dividends to take currency fluctuations into account, which may cause the dividends to vary. Any return of capital will reduce the cost basis of your shares, which will result in a higher reported capital gain or a lower reported capital loss when you sell your shares. The statement you receive in January will specify if any distributions included a return of capital.
EFFECT OF FOREIGN TAXES. Foreign governments may impose taxes on    a
    fund and its investments   ,     and these taxes generally will
reduce    a     fund's distributions. However,    if you meet certain
holding period requirements with respect to your fund shares,     an
offsetting tax credit may be available to you.    If you do not meet
such holding period requirements, you may still be entitled to a
deduction for certain foreign taxes. In either case, y    our tax
statement will show more taxable income or capital gains than were actually distributed by the fund, but will also show the amount of the available offsetting credit or deduction.
There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a fund may have to limit its investment activity in some types of instruments.
TRANSACTION DETAILS
THE FUNDS ARE OPEN FOR BUSINESS each day the New York Stock Exchange
(NYSE) is open. FSC normally calculates each class's NAV and offering
price   , as applicable, as     of the close of business of the NYSE,
normally 4:00 p.m. Eastern time.
A CLASS'S NAV is the value of a single share. The NAV of each class is computed by adding that class's pro rata share of the value of the applicable fund's investments, cash, and other assets, subtracting that class's pro rata share of the value of the applicable fund's liabilities, subtracting the liabilities allocated to that class, and dividing the result by the number of shares of that class that are outstanding.
Each fund's assets are valued primarily on the basis of market quotations. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. This method minimizes the effect of changes in a security's market value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board of Trustees believes accurately reflects fair value.
The OFFERING PRICE of Class A    or     Class T is its NAV divided by
the difference between one and the applicable    front-end     sales
charge percentage. Class A has a maximum    front-end     sales charge
of 5.75% of the offering price. Class T has a maximum    front-end
    sales charge of 3.50% of the offering price.
SALES CHARGES AND INVESTMENT PROFESSIONAL
CONCESSIONS    -     CLASS A
                            Sales Charge:                  Investment
                                                           Professional
                                                           Concession as %
                                                           of Offering Price

                            As a % of       As an
                            Offering        approximate
                            Price           % of Net
                                            Amount
                                            Invested

Up to $49,999                5.75%           6.10%          5.00%

$50,000 to $99,999           4.50%           4.71%          3.75%

$100,000 to $249,999         3.50%           3.63%          2.75%

$250,000 to $499,999         2.50%           2.56%          2.00%

$500,000 to $999,999         2.00%           2.04%          1.75%

$1,000,000 to $24,999,999    1.00%          1.01%           0.75%

$25,000,000 or more         None*           None*          *

SALES CHARGES AND INVESTMENT PROFESSIONAL
CONCESSIONS    -     CLASS T
                       Sales Charge:                  Investment
                                                      Professional
                                                      Concession as %
                                                      of Offering Price

                       As a % of       As an
                       Offering        approximate
                       Price           % of Net
                                       Amount
                                       Invested

Up to $49,999           3.50%           3.63%          3.00%

$50,000 to $99,999      3.00%           3.09%          2.50%

$100,000 to $249,999    2.50%           2.56%          2.00%

$250,000 to $499,999    1.50%           1.52%          1.25%

$500,000 to $999,999    1.00%           1.01%          0.75%

$1,000,000 or more     None*           None*          *

* SEE SECTION ENTITLED FINDER'S FEE.
FINDER'S FEE. On eligible purchases of (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver, (ii) Class A shares in amounts of $25 million or more, or (iii) Class T shares in amounts of $1 million or more, investment professionals will
be compensated with a fee at the rate of 0.25% of the    purchase
amou   nt    .
Any assets on which a finder's fee has been paid will bear a CDSC (Class A or Class T CDSC) if they do not remain in Class A or Class T shares of the Fidelity Advisor funds, or Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund, for a period of at least one uninterrupted year. The Class A or Class T CDSC will be
0.25% of the lesser of the cost of the    Class A or Class T
    shares   , as applicable,     at the initial date of purchase or
the value of the    Class A or Class T     shares   , as
applicable,     at redemption, not including any reinvested dividends
or capital gains. Class A    and     Class T    shares acquired
through distributions (dividends or capital gains) will not be subject to a Class A or Class T CDSC. In determining the applicability and rate of any Class A or Class T CDSC at redemption, Class A or Class T shares representing reinvested dividends and capital gains, if any, will be redeemed first, followed by those Class A or Class T shares that have been held for the longest period of time.
Shares held by an insurance company separate account will be aggregated at the client (e.g., the contract holder or plan sponsor) level, not at the separate account level. Upon request, anyone claiming eligibility for the 0.25% fee with respect to shares held by an insurance company separate account must provide FDC access to records detailing purchases at the client level.
With respect to employee benefit plans, the Class A or Class T CDSC does not apply to the following types of redemptions: (i) plan loans or distributions or (ii) exchanges to non-Advisor fund investment options. With respect to Individual Retirement Accounts, the Class A or Class T CDSC does not apply to redemptions made for disability, payment of death benefits, or required partial distributions starting at age 70. Your investment professional should advise Fidelity at the time your redemption order is placed if you qualify for a waiver of the Class A or Class T CDSC.
CONTINGENT DEFERRED SALES CHARGE. Class B shares may, upon redemption, be assessed a CDSC based on the following schedule:
From Date of Purchase   Contingent Deferred
                        Sales Charge

Less than 1 year                     5%

1 year to less than 2 years          4%

2 years to less than 3 years         3%

3 years to less than 4 years         3%

4 years to less than 5 years         2%

5 years to less than 6 years         1%

6 years to less than 7 years [A]     0%

[A] AFTER A HOLDING PERIOD OF SEVEN YEARS, CLASS B SHARES WILL CONVERT AUTOMATICALLY TO CLASS A SHARES OF THE SAME FIDELITY ADVISOR FUND. SEE "CONVERSION FEATURE" BELOW FOR MORE INFORMATION.
When exchanging Class B shares of one fund for Class B shares of another Fidelity Advisor fund or Advisor B Class shares of Treasury Fund, your Class B shares retain the CDSC schedule in effect when they were originally purchased.
At the time of sale, investment professionals with whom FDC has agreements receive as compensation from FDC a concession equal to 4.00% of your purchase of Class B shares.
Class C shares may, upon redemption within one year of purchase, be assessed a CDSC of 1.00%.
At the time of sale, investment professionals with whom FDC has agreements receive as compensation from FDC a concession equal to 1.00% of your purchase of Class C shares.
The CDSC for Class B and Class C shares will be calculated based on
the lesser of the cost of the    Class B or Class C     shares   , as
applicable,     at the initial date of purchase or the value of those
   Class B or Class C     shares   , as applicable,     at redemption,
not including any reinvested dividends or capital gains. Class B and Class C shares acquired through distributions (dividends or capital gains) will not be subject to a CDSC. In determining the applicability and rate of any CDSC at redemption, Class B or Class C shares representing reinvested dividends and capital gains, if any, will be
redeemed first, followed by those    Class B or Class C     shares
that have been held for the longest period of time.
CONVERSION FEATURE. After a holding period of seven years from the initial date of purchase, Class B shares and any capital appreciation associated with those shares, convert automatically to Class A shares of the same Fidelity Advisor fund. Conversion to Class A shares will be made at NAV. At the time of conversion, a portion of the Class B shares purchased through the reinvestment of dividends or capital gains (Dividend Shares) will also convert to Class A shares. The portion of Dividend Shares that will convert is determined by the ratio of your converting Class B non-Dividend Shares to your total Class B non-Dividend Shares.
For more information about the CDSC, including the conversion feature and the permitted circumstances for CDSC waivers, contact your investment professional.
REINSTATEMENT PRIVILEGE. If you have sold all or part of your Class A, Class T, Class B, or Class C shares of a fund, you may reinvest an amount equal to all or a portion of the redemption proceeds in the same class of the fund or any of the other Fidelity Advisor funds, at the NAV next determined after receipt and acceptance of your investment order, provided that such reinvestment is made within 90 days of redemption. Under these circumstances, the dollar amount of the CDSC, if any, you paid on Class A, Class T, Class B, or Class C shares will be reimbursed to you by reinvesting that amount in Class A, Class T, Class B, or Class C shares, as applicable. You must reinstate your shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to a fund and certain restrictions may apply. For purposes of the CDSC holding period schedule, the holding period of your Class A, Class T, Class B, or Class C shares will continue as if the shares had not been redeemed.
WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.
YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE. Fidelity may only be liable for losses resulting from unauthorized transactions if it does not follow reasonable procedures designed to verify the identity of the caller. Fidelity will request personalized security codes or other information, and may also record calls. You should verify the accuracy of the confirmation statements immediately after receipt. If you do not want the ability to redeem and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.
IF YOU ARE UNABLE TO REACH FIDELITY BY PHONE (for example, during periods of unusual market activity), consider placing your order by mail.
EACH FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES for a period of time. Each fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See
"Exchange Restrictions" on page        . Purchase orders may be
refused if, in FMR's opinion, they would disrupt management of a fund. WHEN YOU PLACE AN ORDER TO BUY SHARES, your shares will be purchased
at the next offering price    or NAV,     as applicable, calculated
after your order is received and accepted. Note the following:
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) Fidelity does not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) Each fund reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.
AUTOMATED PURCHASE ORDERS. Class A, Class T, Class B, and Class C shares can be purchased or sold through investment professionals utilizing an automated order placement and settlement system that guarantees payment for orders on a specified date.
CONFIRMED PURCHASES. Certain financial institutions that meet FDC's creditworthiness criteria may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by the next business day, the order will be canceled and the financial institution will be liable for any losses.
TO AVOID THE COLLECTION PERIOD associated with check purchases, consider buying shares by bank wire, U.S. Postal money order, U.S. Treasury check, Federal Reserve check, or automatic investment plans. WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at
the next NAV calculated after your order is received and accepted   ,
minus the short-term trading fee, if applicable, and any applicable
CDSC    . Note the following:
(small solid bullet) Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect a fund, it may take up to seven days to pay you. (small solid bullet) Each fund may hold payment on redemptions until it is reasonably satisfied that investments made by check have been collected, which can take up to seven business days.
(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
   A SHORT-TERM TRADING FEE of 1.00% will be deducted from the redemption amount if you sell your shares after holding them less than 60 days. This fee is paid to the fund rather than Fidelity, and is designed to offset the brokerage commissions, market impact, and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term shareholder trading.
   The short-term trading fee, if applicable, is charged on exchanges out of a fund. If you bought shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the short-term trading fee applies. The fee does not apply to shares that were acquired through reinvestment of distributions. Any applicable contingent deferred sales charge is calculated based on your original redemption amount.
FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500 (including any amount paid as a sales charge), subject to an annual maximum charge of $60.00 per shareholder. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. The fee will not be deducted from retirement accounts (except non-prototype retirement accounts), accounts using a systematic investment program, certain (Network Level I and III) accounts which are maintained through National Securities Clearing Corporation (NSCC), or if total assets in Fidelity mutual funds exceed $50,000. Eligibility for the $50,000 waiver is determined by aggregating Fidelity mutual fund accounts (excluding contractual plans) maintained (i) by FIIOC and (ii) through NSCC; provided those accounts are registered under the same primary social security number. IF YOUR NON-RETIREMENT ACCOUNT BALANCE FALLS BELOW $1,000, you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at
the NAV, minus    the short-term trading fee, if applicable, and
any applicable CDSC, on the day your account is closed.
FIDELITY MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
FDC will, at its expense, provide promotional incentives such as sales contests and luxury trips to investment professionals who support the sale of shares of the funds. In some instances, these incentives will be offered only to certain types of investment professionals, such as bank-affiliated or non-bank affiliated broker-dealers, or to investment professionals whose representatives provide services in connection with the sale or expected sale of significant amounts of shares.
EXCHANGE RESTRICTIONS
As a shareholder, you have the privilege of exchanging Class A, Class T, Class B, or Class C shares of a fund for the same class of shares of other Fidelity Advisor funds; Class A or Class T shares for Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund; Class B shares for Advisor B Class shares of Treasury Fund; and Class C shares for Advisor C Class shares of Treasury Fund. If you purchased your Class T shares through certain investment professionals that have signed an agreement with FDC, you also have the privilege of exchanging your Class T shares for shares of Fidelity Capital Appreciation Fund. However, you should note the following:
(small solid bullet) The fund or class you are exchanging into must be available for sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number.
(small solid bullet) Before exchanging into a fund or class, read its prospectus.
(small solid bullet) Exchanges may have tax consequences for you. (small solid bullet) Although there is no limit on the exchanges you may make between the Advisor Focus funds, the funds reserve the right to enact limitations in the future. Because excessive trading can hurt fund performance and shareholders, each fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of a fund into a Fidelity Advisor fund per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four exchange limit.
(small solid bullet) The exchange limit may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.
(small solid bullet) Each fund reserves the right to reject exchange purchases in excess of 1% of its net assets or $1 million, whichever is less. For purposes of this policy, accounts under common ownership will be aggregated.
(small solid bullet) Each fund reserves the right to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
(small solid bullet) Your exchanges may be restricted or refused if a fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a fund.
(small solid bullet) Any exchanges of Class A, Class T, Class B, or Class C shares are not subject to a CDSC.
Although the funds will attempt to give you prior notice whenever they are reasonably able to do so, they may impose these restrictions at any time. The funds reserve the right to terminate or modify these exchange privileges in the future.
OTHER FUNDS MAY HAVE DIFFERENT EXCHANGE RESTRICTIONS, and may impose
   trading     fees of up to 1.00% on exchanges. Check each fund's
prospectus for details.
SALES CHARGE REDUCTIONS AND WAIVERS
   If your purchase qualifies for one of the following reduction
plans, t    he front-end sales charge will be reduced for purchases of
Class A and Class T shares according to the Sales Charge schedule
shown on page        . Please refer to the funds' SAI for more details
about each plan or call your investment professional.
If you purchased your shares through a broker-dealer or insurance representative, call 1-800-522-7297. If you purchased your shares through a bank representative, call 1-800-843-3001.
Your purchases and existing balances of Class A, Class T, Class B, and Class C shares may be included in the following programs for purposes of qualifying for a Class A or Class T front-end sales charge reduction.
QUANTITY DISCOUNTS apply to purchases of Class A or Class T shares of a single Fidelity Advisor fund or to combined purchases of (i) Class A, Class T, Class B, and Class C shares of any Fidelity Advisor fund,
(ii) Advisor B Class shares and Advisor C Class shares of Treasury Fund, and (iii) Daily Money Class shares of Treasury Fund, Prime Fund, and Tax-Exempt Fund acquired by exchange from any Fidelity Advisor fund. The minimum investment eligible for a quantity discount is $50,000.
To qualify for a quantity discount, investing in a fund's Class A, Class T, Class B, and Class C shares for several accounts at the same time will be considered a single transaction (Combined Purchase), as long as shares are purchased through one investment professional and the total is at least $50,000.
RIGHTS OF ACCUMULATION let you determine your front-end sales charge on Class A and Class T shares by adding to your new purchase of Class A and Class T shares the value of all of the Fidelity Advisor fund Class A, Class T, Class B, and Class C shares held by you, your spouse, and your children under age 21. You can also add the value of Advisor B Class shares and Advisor C Class shares of Treasury Fund, and Daily Money Class shares of Treasury Fund, Prime Fund, and Tax-Exempt Fund acquired by exchange from any Fidelity Advisor fund.
A LETTER OF INTENT (Letter) lets you receive the same reduced front-end sales charge on purchases of Class A and Class T shares made during a 13-month period as if the total amount invested during the period had been invested in a single lump sum (see Quantity Discounts above). Purchases of Class B and Class C shares during the 13-month period will count toward the completion of your Letter. You must file your non-binding Letter with Fidelity within 90 days of the start of your purchases. Your initial investment must be at least 5% of the amount you plan to invest. Out of the initial investment, Class A or Class T shares equal to 5% of the dollar amount specified in your Letter will be registered in your name and held in escrow. You will earn income dividends and capital gain distributions on escrowed Class A and Class T shares. Reinvested income and capital gain distributions do not count toward the completion of your Letter. The escrow will be released when your purchase of the total amount has been completed. You are not obligated to complete your Letter, and in such a case, sufficient escrowed Class A or Class T shares will be redeemed to pay any applicable front-end sales charges.
       A FRONT-END SALES CHARGE WILL NOT APPLY TO THE FOLLOWING CLASS
A SHARES:
1. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans which, in the aggregate, have more than 200 eligible employees or a minimum of $1 million in plan assets invested in Fidelity Advisor funds;
2. Purchased by a trust institution or bank trust department (excluding employee benefit plan assets) that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing restrictions. Assets managed by third parties do not qualify for this waiver;
3. Purchased for use in a broker-dealer managed account program, provided the broker-dealer has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions. Employee benefit plan assets do not qualify for this waiver;
4. Purchased on a discretionary basis by a registered investment advisor which is not part of an organization primarily engaged in the brokerage business, that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions. Employee benefit plan assets do not qualify for this waiver; or
5. Purchased as part of an employee benefit plan having $25 million or more in plan assets.
For the purpose of load waiver (3), certain broker-dealers that otherwise meet the qualifications and asset minimums established by FDC are not required to sign a participation agreement.
A FRONT-END SALES CHARGE WILL NOT APPLY TO THE FOLLOWING CLASS T
SHARES:
1. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of investment professionals having agreements with FDC;
2. Purchased by a current or former trustee or officer of a Fidelity fund or a current or retired officer, director or regular employee of FMR Corp. or Fidelity International Limited or their direct or indirect subsidiaries (a Fidelity trustee or employee), the spouse of a Fidelity trustee or employee, a Fidelity trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity trustee or employee;
3. Purchased by a charitable organization (as defined for purposes of
Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;
4. Purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code);
5. Purchased for a Fidelity or Fidelity Advisor account with the proceeds of a distribution (i) from an employee benefit plan that qualified for waiver (11) below, or had a minimum of $3 million in plan assets invested in Fidelity funds; or (ii) from an insurance company separate account qualifying under (6) below, or used to fund annuity contracts purchased by employee benefit plans having in the aggregate at least $3 million in plan assets invested in Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account);
6. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans which, in the aggregate, have more than 200 eligible employees or a minimum of $1 million in plan assets invested in Fidelity Advisor funds;
7. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;
8. Purchased with redemption proceeds from other mutual fund complexes on which you have previously paid a front-end sales charge or CDSC;
9. Purchased by a trust institution or bank trust department (excluding assets described in (11) and (12) below) that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing restrictions. Assets managed by third parties do not qualify for this waiver;
10. Purchased for use in a broker-dealer managed account program, provided the broker-dealer has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions. Employee benefit plan assets do not qualify for this waiver;
11. Purchased as part of an employee benefit plan having more than (i) 200 eligible employees or a minimum of $1 million of plan assets invested in Fidelity Advisor funds; or (ii) 25 eligible employees or $250,000 of plan assets invested in Fidelity Advisor funds that subscribe to the Advisor Retirement Connection or similar FIIS-sponsored program;
12. Purchased as part of an employee benefit plan through an intermediary that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions;
13. Purchased on a discretionary basis by a registered investment advisor which is not part of an organization primarily engaged in the brokerage business, that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions. Employee benefit plan assets do not qualify for this waiver; or
14. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts.
Employee benefits plans that purchased Class T shares load waived prior to June 30, 1995 but do not meet the qualifications of waiver
(12) will be permitted to make additional purchases of Class T shares on a load waived basis.
You must notify FDC in advance if you qualify for a front-end sales charge waiver. Employee benefit plan investors must meet additional requirements specified in the funds' SAI.
If you are investing through    an insurance company separate account,
if your are investing through a trust department, if you are investing
through     an account managed by a broker-dealer,    or     if you
have authorized an investment adviser to make investment decisions for you, you may qualify to purchase Class A shares without a sales charge
(as described in    (1),     (2), (3)   ,     and (4)        on
pag   e )    , Class T shares without a sales charge (as described in
   (6),     (9), (10)   ,     and (13)    beginning on page     ), or
Institutional Class shares. Because Institutional Class shares have no sales charge, and do not pay a 12b-1 fee, Institutional Class shares are expected to have a higher total return than Class A, Class T,
Class B,    and     Class C shares. Contact your investment
professional to discuss if you qualify.
THE CDSC ON CLASS B AND CLASS C SHARES MAY BE WAIVED:
1. In cases of disability or death, provided that the shares are redeemed within one year following the death or the initial determination of disability;
2. In connection with a total or partial redemption related to certain distributions from retirement plans or accounts at age 701/2, which are permitted without penalty pursuant to the Internal Revenue Code; or
3. In connection with redemptions through the Fidelity Advisor Systematic Withdrawal Program.
Your investment professional should call Fidelity for more information.
No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related SAI, in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This Prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell or to buy shares of the funds to any person to whom it is unlawful to make such offer.
FIDELITY ADVISOR FOCUS FUNDS INSTITUTIONAL CLASS PROSPECTUS

CROSS REFERENCE SHEET
FORM N-1A

ITEM NUMBER   PROSPECTUS SECTION


1            ..............................    COVER PAGE

2     A      ..............................    EXPENSES

      B, C   ..............................    WHO MAY WANT TO INVEST

3     A      ..............................    FINANCIAL HIGHLIGHTS

      B      ..............................    *

      C      ..............................    PERFORMANCE

      D      ..............................    PERFORMANCE; COVER PAGE

4     A      I.............................    CHARTER

             II...........................     INVESTMENT PRINCIPLES AND RISKS

      B      ..............................    INVESTMENT PRINCIPLES AND RISKS

      C      ..............................    WHO MAY WANT TO INVEST; INVESTMENT PRINCIPLES
                                               AND RISKS

5     A      ..............................    CHARTER

      B      I.............................    COVER PAGE; CHARTER

             II...........................     CHARTER; BREAKDOWN OF EXPENSES

             III..........................     EXPENSES; BREAKDOWN OF EXPENSES

      C      ..............................    CHARTER

      D      ..............................    CHARTER; BREAKDOWN OF EXPENSES

      E      ..............................    CHARTER; BREAKDOWN OF EXPENSES

      F      ..............................    EXPENSES

      G      I.............................    CHARTER

             II.............................   *

5     A      ..............................    PERFORMANCE

6     A      I.............................    CHARTER

             II...........................     HOW TO BUY SHARES; HOW TO SELL SHARES; INVESTOR
                                               SERVICES; TRANSACTION DETAILS; EXCHANGE
                                               RESTRICTIONS

             III..........................     CHARTER

      B      .............................     CHARTER

      C      ..............................    TRANSACTION DETAILS; EXCHANGE RESTRICTIONS

      D      ..............................    WHO MAY WANT TO INVEST

      E      ..............................    COVER PAGE; HOW TO BUY SHARES; HOW TO SELL
                                               SHARES; INVESTOR SERVICES; EXCHANGE RESTRICTIONS

      F, G   ..............................    DIVIDENDS, CAPITAL GAINS, AND TAXES

      H      ..............................    WHO MAY WANT TO INVEST

7     A      ..............................    CHARTER; COVER PAGE

      B      ..............................    HOW TO BUY SHARES; TRANSACTION DETAILS

      C      ..............................    *

      D      ..............................    HOW TO BUY SHARES

      E      ..............................    TRANSACTION DETAILS; BREAKDOWN OF EXPENSES

      F      ..............................    BREAKDOWN OF EXPENSES

8            ..............................    HOW TO SELL SHARES; INVESTOR SERVICES; TRANSACTION
                                               DETAILS; EXCHANGE RESTRICTIONS

9            ..............................    *


*   Not Applicable
Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how each fund invests and the services available to shareholders.
FIDELITY ADVISOR
FOCUS FUNDS
INSTITUTIONAL CLASS
To learn more about each fund and its investments, you can obtain a copy of the funds' most recent financial report and portfolio listing, or a copy of the Statement of Additional Information (SAI) dated October 31, 1997. The SAI has been filed with the Securities and Exchange Commission (SEC) and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document, contact Fidelity Distributors Corporation (FDC), 82 Devonshire Street, Boston, MA 02109, or your investment professional.
LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE
NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION,
NOR HAS THE SECURITIES AND EXCHANGE
COMMISSION PASSED UPON THE ACCURACY OR
ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.
AFOCI-PRO-1097

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS
OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION.
SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE
BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL
AMOUNT INVESTED.
Each fund seeks to increase the value of your investment over the long-term by investing mainly in equity securities of companies within a particular market sector.
FIDELITY ADVISOR CONSUMER INDUSTRIES FUND
FIDELITY ADVISOR CYCLICAL INDUSTRIES FUND
FIDELITY ADVISOR FINANCIAL SERVICES FUND
FIDELITY ADVISOR HEALTH CARE FUND
FIDELITY ADVISOR NATURAL RESOURCES FUND
FIDELITY ADVISOR TECHNOLOGY FUND
FIDELITY ADVISOR UTILITIES GROWTH FUND
PROSPECTUS
OCTOBER 31, 1997(FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET, BOSTON,
MA 02109


CONTENTS



KEY FACTS                                WHO MAY WANT TO INVEST

                                         EXPENSES INSTITUTIONAL CLASS'S YEARLY OPERATING EXPENSES.

                                         FINANCIAL HIGHLIGHTS A SUMMARY OF EACH FUND'S FINANCIAL DATA.

                                         PERFORMANCE HOW EACH FUND HAS DONE OVER TIME.

THE FUNDS IN DETAIL                      CHARTER HOW EACH FUND IS ORGANIZED.

                                         INVESTMENT PRINCIPLES AND RISKS EACH FUND'S OVERALL APPROACH
                                         TO INVESTING.

                                         BREAKDOWN OF EXPENSES HOW OPERATING COSTS ARE CALCULATED
                                         AND WHAT THEY INCLUDE.

YOUR ACCOUNT                             TYPES OF ACCOUNTS DIFFERENT WAYS TO SET UP YOUR ACCOUNT,
                                         INCLUDING TAX-SHELTERED RETIREMENT PLANS.

                                         HOW TO BUY SHARES OPENING AN ACCOUNT AND MAKING ADDITIONAL
                                         INVESTMENTS.

                                         HOW TO SELL SHARES TAKING MONEY OUT AND CLOSING YOUR ACCOUNT.

                                         INVESTOR SERVICES SERVICES TO HELP YOU MANAGE YOUR ACCOUNT.

SHAREHOLDER AND ACCOUNT POLICIES         DIVIDENDS, CAPITAL GAINS, AND TAXES

                                         TRANSACTION DETAILS SHARE PRICE CALCULATIONS AND THE TIMING OF
                                         PURCHASES AND REDEMPTIONS.

                                         EXCHANGE RESTRICTIONS


   KEY FACTS


WHO MAY WANT TO INVEST
Institutional Class shares are offered to accounts managed (i) by a bank trust department and other trust institutions, (ii) by a broker-dealer, and (iii) by a registered investment advisor (RIA) on a discretionary basis (collectively, eligible intermediaries).
   Institutional Class shares are available through eligible intermediaries that have signed a participation agreement with FDC. The participation agreement specifies certain aggregate asset minimums and asset qualifications, trading guidelines, marketing restrictions, and program requirements. In addition, Institutional Class shares are available through certain eligible intermediaries that meet qualifications established by FDC but have not signed a participation agreement.
   Institutional Class shares are also offered to insurance company separate accounts used to fund annuity contracts for employee benefit plans which, in the aggregate, have more than 200 eligible employees or a minimum of $1 million in plan assets invested in Fidelity Advisor funds.
Investors (including employee benefit plans) and intermediaries (other than eligible intermediaries) that established Institutional Class accounts prior to June 30, 1995, may continue to purchase Institutional Class shares.
The funds may be appropriate for investors who want to pursue growth aggressively by concentrating their investment on domestic and foreign securities within a market sector. The funds are designed for those who are interested in actively monitoring the progress, and can accept the risks, of industry-focused investing. Because the funds are narrowly focused, changes in a particular industry, regulatory changes, or legislation can have a substantial impact on a fund's share price.
Consumer Industries, Cyclical Industries, Health Care, Natural Resources, Technology, and Utilities Growth may invest a greater portion of their assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single issuer could cause greater fluctuations in share value than would occur in a more diversified fund.
The value of each fund's investments varies from day to day, generally reflecting changes in market conditions and other company, political, and economic news. In the short term, stock prices can fluctuate dramatically in response to these factors. The securities of small, less well-known companies may be more volatile than those of larger companies. Over time, however, stocks have shown greater growth potential than other types of securities. Investments in foreign securities may involve risks in addition to those of U.S. investments, including increased political and economic risk, as well as exposure to currency fluctuations.
Each fund is not in itself a balanced investment plan. You should consider your investment objective and tolerance for risk when making an investment decision. When you sell your fund shares, they may be worth more or less than what you paid for them.
Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.
   Each fund offers Institutional Class shares, Class A shares, Class
T shares, Class B shares, and Class C shares.     Class A and Class T
shares have a front-end sales charge and pay a 12b-1 fee. Class A and Class T shares may be subject to a contingent deferred sales charge
(CDSC). Class B and Class C shares do not have a front-end sales charge, but do have a CDSC, and pay a 12b-1 fee. You may obtain more information about Class A, Class T, Class B, and Class C shares, which are not offered through this prospectus, by calling 1-800-843-3001 or from your investment professional.
The performance of one class of shares of a fund may be different from the performance of another class of shares of the same fund because of different sales charges and class expenses. For example, because Institutional Class shares have no sales charge and do not pay a 12b-1 fee, Institutional Class shares are expected to have a higher total
return than Class A, Class T, Class B,    and     Class C shares.
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you may pay when you buy or sell Institutional Class shares of a fund. In addition, you may be
charged an annual account maintenance fee if your acc   ount
balance falls below $2,500. See "Transaction Details," page , for an explanation of how and when these charges apply.
                                 INSTITUTIONAL CLASS

   S    ALES CHARGE ON           NONE
PURCHASES AND
REINVESTED
DISTRIBUTIONS

   D    EFERRED SALES            NONE
CHARGE    ON
   REDEMPTIONS

REDEMPTION FEE                   1.00%
   (SHORT-TERM TRADING
   FEE)     ON SHARES HELD
LESS THAN 60 DAYS
(AS A % OF AMOUNT
REDEEMED)

ANNUAL ACCOUNT                   $12.00
MAINTENANCE FEE
(FOR ACCOUNTS UNDER
$2,500)

ANNUAL OPE   RA    TING EXPENSES are paid out of each fund's assets.
Each fund pays a management fee to Fidelity Management & Research Company (FMR). Each fund also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder statements and financial reports.
Institutional Class's expenses are factored into its share price or
dividends and are not charged directly to shareholder accounts (s   ee
"B    reakdown of Expenses" on page ).
The following figures are based on historical expenses, adjusted to reflect current fees, of Institutional Class of each fund and are calculated as a percentage of average net assets of the Institutional Class of each fund.
EXPENSE TABLE EXAMPLE: You would pay the following    amount in total
    expenses on a $1,000 investment in Institutional Class shares
of a fund    , assuming a 5% annual return and full redemption at the
end of each time period   . Total expenses shown below include any
shareholder transaction expenses and Institutional Class's annual operating expenses.
      OPERATING EXPENSES         EXAMPLES

CONSUME      MANAGEMENT               0.60%       1 YEAR        $15
R            FEE
INDUSTRIE
S

             12B-1 FEE             NONE           3 YEARS       $47

             OTHER                    0.90%       5 YEARS       $82
             EXPENSES
                (AFTER
                REIMBURSEMEN
                T)

             TOTAL                    1.50%       10 YEARS      $179
             OPERATING
             EXPENSES

CYCLICAL     MANAGEMENT               0.60%       1 YEAR        $15
INDUSTRIE    FEE
S

             12B-1 FEE             NONE           3 YEARS       $47

             OTHER                    0.90%       5 YEARS       $82
             EXPENSES
                (AFTER
                REIMBURSEMEN
                T)

             TOTAL                    1.50%       10 YEARS      $179
             OPERATING
             EXPENSES

FINANCIAL    MANAGEMENT               0.60%       1 YEAR        $15
SERVICES     FEE

             12B-1 FEE             NONE           3 YEARS       $47

             OTHER                    0.90%       5 YEARS       $82
             EXPENSES
                (AFTER
                REIMBURSEMEN
                T)

             TOTAL                    1.50%       10 YEARS      $179
             OPERATING
             EXPENSES

HEALTH       MANAGEMENT               0.60%       1 YEAR        $15
CARE         FEE

             12B-1 FEE             NONE           3 YEARS       $47

             OTHER                    0.90%       5 YEARS       $82
             EXPENSES
                (AFTER
                REIMBURSEMEN
                T)

             TOTAL                    1.50%       10 YEARS      $179
             OPERATING
             EXPENSES

NATURAL      MANAGEMENT               0.60%       1 YEAR        $11
RESOURCE     FEE
S

             12B-1 FEE             NONE           3 YEARS       $34

             OTHER                    0.48%       5 YEARS       $60
             EXPENSES

             TOTAL                    1.08%       10 YEARS      $132
             OPERATING
             EXPENSES

TECHNOLO     MANAGEMENT               0.60%       1 YEAR        $15
GY           FEE

             12B-1 FEE             NONE           3 YEARS       $47

             OTHER                    0.90%       5 YEARS       $82
             EXPENSES
                (AFTER
                REIMBURSEMEN
                T)

             TOTAL                    1.50%       10 YEARS      $179
             OPERATING
             EXPENSES

UTILITIES    MANAGEMENT               0.60%       1 YEAR        $15
GROWTH       FEE

             12B-1 FEE             NONE           3 YEARS       $47

             OTHER                    0.90%       5 YEARS       $82
             EXPENSES
                (AFTER
                REIMBURSEMEN
                T)

             TOTAL                    1.50%       10 YEARS      $179
             OPERATING
             EXPENSES

THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO
SUGGEST ACTUAL OR EXPECTED    EXPENSES     OR RETURNS, ALL OF WHICH
MAY VARY.
A portion of the brokerage commissions that a fund pays is used to reduce that fund's expenses. In addition, each fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total Institutional Class operating expenses presented in the
   preceding     table would have been:
                   INSTITUTIONAL CLASS

CONSUMER               1.48%
INDUSTRIES

CYCLICAL               1.48%
INDUSTRIES

FINANCIAL              1.47%
SERVICES

HEALTH CARE            1.49%

NATURAL                1.06%
RESOURCES

TECHNOLOGY             1.44%

UTILITIES GROWTH       N/A

FMR has voluntarily agreed to reimburse the Institutional Class of each fund to the extent that total operating expenses, as a percentage of their average net assets, exceed the following rates:
                               EFFECTIVE
                               DATE

CONSUMER               1.50%   9/1/96
INDUSTRIES

CYCLICAL INDUSTRIES    1.50%   9/1/96

FINANCIAL              1.50%   9/1/96
SERVICES

HEALTH CARE            1.50%   9/1/96

NATURAL                1.50%   8/30/96
RESOURCES

TECHNOLOGY             1.50%   9/1/96

UTILITIES GROWTH       1.50%   9/1/96

If these agreements were not in effect, other expenses and total operating expenses of the Institutional Class of each fund, as a percentage of average net assets, would have been the following amounts:
                      OTHER          TOTAL
                      EXPENSES       EXPENSES

CONSUMER INDUSTRIES      4.81%          5.41%

CYCLICAL INDUSTRIES      2.56%          3.16%

FINANCIAL SERVICES       2.03%          2.63%

HEALTH CARE              1.78%          2.38%

NATURAL RESOURCES        *              *

TECHNOLOGY               2.61%          3.21%

UTILITIES GROWTH         3.80%          4.40%

   * TOTAL OPERATING EXPENSES WERE LESS THAN THE VOLUNTARY EXPENSE CAPS IN EFFECT DURING THE FISCAL YEAR ENDED 1997.
Expenses eligible for reimbursement do not include interest, taxes, brokerage commissions, and extraordinary expenses.
FINANCIAL HIGHLIGHTS
The financial highlights tables for each fund contain annual
information which has been audited by    Coopers & Lybrand L.L.P.,
independent accountants. The funds' financial highlights, financial statements, and reports of the auditor are included in the funds' Annual Report, and are incorporated by reference into (are legally a part of) the funds' SAI. Contact FDC or your investment professional for a free copy of the Annual Report or the SAI.
CONSUMER INDUSTRIES - INSTITUTIONAL CLASS
1.                              YEAR ENDED
                                JULY 31

2.SELECTED PER-SHARE            1997   E
DATA AND RATIOS   D

3.NET ASSET VALUE,              $ 10.00
BEGINNING OF PERIOD

4.INCOME FROM
INVESTMENT
OPERATIONS

5. NET INVESTMENT                (.01)
INCOME    (LOSS)

6. NET REALIZED                  3.59
AND UNREALIZED GAIN
(LOSS)

7. TOTAL FROM                    3.58
INVESTMENT
OPERATIONS

8.LESS DISTRIBUTIONS

9. FROM NET                      (.07)   I
REALIZED GAIN

   10.REDEMPTION FEES               --
   ADDED TO PAID IN
   CAPITAL

11.NET ASSET VALUE,             $ 13.51
END OF PERIOD

12.TOTAL RETURN   B,C            35.98%

13.NET ASSETS, END              $ 1,333
OF PERIOD (000
OMITTED)

14.RATIO OF                      1.50%   A,F
EXPENSES TO AVERAGE
NET ASSETS

15.RATIO OF                      1.48%   A,G
EXPENSES TO AVERAGE
NET ASSETS AFTER
EXPENSE REDUCTIONS

16.RATIO OF NET                  (.13)%   A
INVESTMENT INCOME
   (LOSS)     TO AVERAGE NET
ASSETS

17.PORTFOLIO                     203%   A
TURNOVER

18.AVERAGE                      $ .0307
COMMISSION RATE   H

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE    OF
INSTITUTIONAL CLASS SHARES) TO JULY 31, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
   I THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.

CYCLICAL INDUSTRIES - INSTITUTIONAL CLASS
19.                          YEAR ENDED
                             JULY 31

20.SELECTED                  1997
PER-SHARE DATA AND
RATIOS

21.NET ASSET VALUE,          $ 10.00
BEGINNING OF PERIOD

22.INCOME FROM
INVESTMENT
OPERATIONS

23. NET INVESTMENT            .03
INCOME

24. NET REALIZED              3.91
AND UNREALIZED GAIN
(LOSS)

25. TOTAL FROM                3.94
INVESTMENT
OPERATIONS

26.LESS DISTRIBUTIONS

27. FROM NET                  (.02)
INVESTMENT INCOME

28. FROM NET                  (.08)
REALIZED GAIN

29. TOTAL                     (.10)
DISTRIBUTIONS

   30.REDEMPTION FEES            --
   ADDED TO PAID IN
   CAPITAL

31.NET ASSET VALUE,          $ 13.84
END OF PERIOD

32.TOTAL RETURNB,C            39.64%

33.NET ASSETS, END           $ 1,756
OF PERIOD (000
OMITTED)

34.RATIO OF                   1.50%,
EXPENSES TO AVERAGE
NET ASSETS

35.RATIO OF                   1.48%,
EXPENSES TO AVERAGE
NET ASSETS AFTER
EXPENSE REDUCTIONS

36.RATIO OF NET               .25%
INVESTMENT INCOME
TO AVERAGE NET
ASSETS

37.PORTFOLIO                  155%
TURNOVER

38.AVERAGE                   $ .0210
COMMISSION RATE

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO JULY 31, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL SERVICES - INSTITUTIONAL CLASS
39.                     YEAR ENDED
                        JULY 31

40.SELECTED             1997E
PER-SHARE DATA AND
RATIOSD

41.NET ASSET VALUE,     $ 10.00
BEGINNING OF PERIOD

42.INCOME FROM
INVESTMENT
OPERATIONS

43. NET INVESTMENT       .10
INCOME

44. NET REALIZED         5.06
AND UNREALIZED GAIN
(LOSS)

45. TOTAL FROM           5.16
INVESTMENT
OPERATIONS

46.LESS DISTRIBUTIONS

47. FROM NET             (.02)
INVESTMENT INCOME

48. FROM NET             (.01)
REALIZED GAIN

49. TOTAL                (.03)
DISTRIBUTIONS

50.REDEMPTION FEES       .01
ADDED TO PAID IN
CAPITAL

51.NET ASSET VALUE,     $ 15.14
END OF PERIOD

52.TOTAL RETURNB,C       51.78%

53.NET ASSETS, END      $ 3,758
OF PERIOD (000
OMITTED)

54.RATIO OF              1.50%A,F
EXPENSES TO AVERAGE
NET ASSETS

55.RATIO OF              1.47%A,G
EXPENSES TO AVERAGE
NET ASSETS AFTER
EXPENSE REDUCTIONS

56.RATIO OF NET          .85%A
INVESTMENT INCOME
TO AVERAGE NET
ASSETS

57.PORTFOLIO             26%A
TURNOVER

58.AVERAGE              $ .0348
COMMISSION RATEH

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO JULY 31, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
HEALTH CARE - INSTITUTIONAL CLASS
59.                    YEAR ENDED
                       JULY 31

60.SELECTED            1997E
PER-SHARE DATA AND
RATIOSD

61.NET ASSET VALUE,    $ 10.00
BEGINNING OF PERIOD

62.INCOME FROM
INVESTMENT
OPERATIONS

63. NET INVESTMENT      .01
INCOME

64. NET REALIZED        4.11
AND UNREALIZED GAIN
(LOSS)

65. TOTAL FROM          4.12
INVESTMENT
OPERATIONS

66.REDEMPTION FEES      --
ADDED TO PAID IN
CAPITAL

67.NET ASSET VALUE,    $ 14.12
END OF PERIOD

68.TOTAL RETURNB,C      41.20%

69.NET ASSETS, END     $ 6,874
OF PERIOD (000
OMITTED)

70.RATIO OF             1.50%A,F
EXPENSES TO AVERAGE
NET ASSETS

71.RATIO OF             1.49%A,G
EXPENSES TO AVERAGE
NET ASSETS AFTER
EXPENSE REDUCTIONS

72.RATIO OF NET         .08%A
INVESTMENT INCOME
TO AVERAGE NET
ASSETS

73.PORTFOLIO            67%A
TURNOVER

74.AVERAGE             $ .0383
COMMISSION  RATEH

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO JULY 31, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NATURAL RESOURCES - INSTITUTIONAL CLASS
75.                                 YEARS ENDED OCTOBER 31

76.SELECTED             1997I       1996                     1995H
PER-SHARE DATA AND
RATIOSD

77.NET ASSET VALUE,     $ 25.17     $ 19.27                  $ 18.87
BEGINNING OF PERIOD

78.INCOME FROM
INVESTMENT
OPERATIONS

79. NET INVESTMENT       .04         .04                      (.01)
INCOME (LOSS)

80. NET REALIZED         2.85        6.55                     .41
AND UNREALIZED GAIN
(LOSS)

81. TOTAL FROM           2.89        6.59                     .40
INVESTMENT
OPERATIONS

82.LESS DISTRIBUTIONS

83. FROM NET             (.05)       --                       --
INVESTMENT INCOME

84. IN EXCESS OF NET     (.02)       --                       --
INVESTMENT INCOME

85. FROM NET             (1.57)      (.69)                    --
REALIZED GAIN

86. TOTAL                (1.64)      (.69)                    --
DISTRIBUTIONS

87.REDEMPTION FEES       --          --                       --
ADDED TO PAID IN
CAPITAL

88.NET ASSET VALUE,     $ 26.42     $ 25.17                  $ 19.27
END OF PERIOD

89.TOTAL RETURNB,C       11.95%      35.13%                   2.12%

90.NET ASSETS, END      $ 10,042    $ 9,860                  $ 718
OF PERIOD (000
OMITTED)

91.RATIO OF              1.08%A      1.44%                    1.68%A,E
EXPENSES TO AVERAGE
NET ASSETS

92.RATIO OF              1.06%A,F    1.39%F                   1.66%A,F
EXPENSES TO AVERAGE
NET ASSETS AFTER
EXPENSE REDUCTIONS

93.RATIO OF NET          .24%A       .17%                     (.13)%A
INVESTMENT INCOME
TO AVERAGE NET
ASSETS

94.PORTFOLIO             116%A       137%                     161%A
TURNOVER

95.AVERAGE              $ .0286      .0337
COMMISSION RATEG

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES. G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
I NINE MONTHS ENDED JULY 31, 1997
TECHNOLOGY - INSTITUTIONAL CLASS

96.                                                                     YEAR ENDED
                                                                        JULY 31

97.SELECTED PER-SHARE DATA AND RATIOS                                   1997

98.NET ASSET VALUE, BEGINNING OF PERIOD                                 $ 10.00

99.INCOME FROM INVESTMENT OPERATIONS

100. NET INVESTMENT INCOME (LOSS)                                        (.06)

101. NET REALIZED AND UNREALIZED GAIN (LOSS)                             6.12

102. TOTAL FROM INVESTMENT OPERATIONS                                    6.06

103.LESS DISTRIBUTIONS

104. FROM NET REALIZED GAIN                                              (.09)

105.REDEMPTION FEES ADDED TO PAID IN CAPITAL                             .01

106.NET ASSET VALUE, END OF PERIOD                                      $ 15.98

107.TOTAL RETURN,                                                        60.95%

108.NET ASSETS, END OF PERIOD (000 OMITTED)                             $ 3,598

109.RATIO OF EXPENSES TO AVERAGE NET ASSETS                              1.50%,

110.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     1.44%,

111.RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                 (.50)%

112.PORTFOLIO TURNOVER                                                   517%

113.AVERAGE COMMISSION RATE                                             $ .0415


A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO JULY 31, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
UTILITIES GROWTH - INSTITUTIONAL CLASS
114.                     YEAR ENDED
                         JULY 31

115.SELECTED             1997
PER-SHARE DATA AND
RATIOS

116.NET ASSET            $ 10.00
VALUE, BEGINNING OF
PERIOD

117.INCOME FROM
INVESTMENT
OPERATIONS

118. NET                  .14
INVESTMENT INCOME

119. NET REALIZED         3.10
AND UNREALIZED GAIN
(LOSS)

120. TOTAL FROM           3.24
INVESTMENT
OPERATIONS

121.LESS
DISTRIBUTIONS

122. FROM NET             (.04)
INVESTMENT INCOME

123. FROM NET             (.11)
REALIZED GAIN

124. TOTAL                (.15)
DISTRIBUTIONS

125.REDEMPTION            --
FEES ADDED TO PAID IN
CAPITAL

126.NET ASSET            $ 13.09
VALUE, END OF PERIOD

127.TOTAL RETURN,         32.68%

128.NET ASSETS,          $ 2,246
END OF PERIOD (000
OMITTED)

129.RATIO OF              1.50%,
EXPENSES TO AVERAGE
NET ASSETS

130.RATIO OF NET          1.29%
INVESTMENT INCOME
TO AVERAGE NET
ASSETS

131.PORTFOLIO             13%
TURNOVER

132.AVERAGE              $ .0162
COMMISSION RATE

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO JULY 31, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.

PERFORMANCE
Mutual fund performance is commonly measured as TOTAL RETURN. The total returns that follow are based on historical fund results and do not reflect the effect of taxes.
Each fund's fiscal year runs from August 1 through July 31. The tables below show the performance of the Institutional Class of each fund over past fiscal years. The chart below presents calendar year performance for the Institutional Class of Natural Resources compared to different measures.
 INSTITUTIONAL CLASS





      AVERAGE ANNUAL TOTAL RETURN   CUMULATIVE TOTAL RETURN


           PAST 1 YEAR      PAST 5 YEARS     LIFE OF FUND+    PAST 1 YEAR      PAST 5 YEARS      LIFE OF FUND+

C              N/A              N/A              N/A              N/A              N/A               35.98%
O
N
S
U
M
E
R
I
N
D
U
ST
RI
E
S

C              N/A              N/A              N/A              N/A              N/A               39.64%
Y
CL
IC
A
L
I
N
D
U
ST
RI
E
S

FI             N/A              N/A              N/A              N/A              N/A               51.78%
N
A
N
CI
A
L
S
E
R
V
IC
E
S

H              N/A              N/A              N/A              N/A              N/A               41.20%
E
A
LT
H
C
A
R
E

N              25.12%           19.23%           17.16%           25.12%           140.96%           357.25%
A
T
U
R
A
L
R
E
S
O
U
R
C
E
S
   *

T              N/A              N/A              N/A              N/A              N/A               60.95%
E
C
H
N
O
L
O
G
Y

U              N/A              N/A              N/A              N/A              N/A               32.68%
TI
LI
TI
E
S
G
R
O
W
T
H


YEAR-BY-YEAR TOTAL RETURNS






CAL   1988     1989     1990     1991     1992     1993     1994     1995     1996
END
AR
YEA
RS*

NA    16.10%   33.14%   -5.28%   14.47%   13.33%   37.94%   -2.28%   28.86%   30.72%
TUR
AL
RE
SO
URC
ES

S     16.61%   31.69%   -3.10%   30.47%    7.62%   10.08%   1.32%    37.58%   22.96%
&
P
5
0
0

C     4.42%    4.65%    6.11%    3.06%    2.90%    2.75%    2.67%    2.54%    3.32%
ON
SU
M
ER
PR
IC
E
IN
DE
X



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: 16.1
Row: 3, Col: 1, Value: 33.14
Row: 4, Col: 1, Value: -5.28
Row: 5, Col: 1, Value: 14.47
Row: 6, Col: 1, Value: 13.33
Row: 7, Col: 1, Value: 37.94
Row: 8, Col: 1, Value: -2.28
Row: 9, Col: 1, Value: 28.86
Row: 10, Col: 1, Value: 30.72
(large solid box) NATURAL RESOURCES -
INSTITUTIONAL CLASS
+ FOR NATURAL RESOURCES, LIFE OF FUND FIGURES ARE FROM COMMENCEMENT OF OPERATIONS (DECEMBER 29, 1987) THROUGH THE PERIOD ENDED JULY 31, 1997. FOR EACH FUND (EXCEPT NATURAL RESOURCES), LIFE OF FUND FIGURES ARE FROM COMMENCEMENT OF OPERATIONS (SEPTEMBER 3, 1996) THROUGH THE PERIOD ENDED JULY 31, 1997.
*    I    NITIAL OFFERING OF INSTITUTIONAL CLASS OF    NATURAL
RESOURCES     TOOK PLACE ON JULY 3, 1995. RETURNS PRIOR TO JULY 3,
1995 ARE THOSE OF CLASS T    WHICH REFLECT A 12B-1 FEE OF 0.65%. IF
CLASS T'S 12B-1 FEE HAD NOT BEEN REFLECTED, TOTAL RETURNS PRIOR TO JULY 3, 1995 WOULD HAVE BEEN HIGHER.
If FMR had not reimbursed certain class expenses during these periods, total returns would have been lower.
EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results. Average annual total returns covering periods of less than one year assume that performance will remain constant for the rest of the year. STANDARD & POOR'S 500 INDEX (S&P 500(registered trademark)) is a widely recognized, unmanaged index of common stocks.
Unlike the Institutional Class's returns, the total returns of each comparative index do not include the effect of any brokerage commissions, transaction fees, or other costs of investing.
THE CONSUMER PRICE INDEX is a widely recognized measure of inflation calculated by the U.S. Government.
The Institutional Class of each fund may quote its adjusted net asset value including all distributions paid. This value may be averaged over specified periods and may be used to calculate a class's moving average.
The funds' recent strategies, performance, and holdings are detailed twice a year in financial reports, which are sent to all shareholders. For current performance or a free annual report, please contact your
investment professional    or call 1-800-843-3001    .
TOTAL RETURNS ARE BASED ON PAST RESULTS AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE.
THE FUNDS IN DETAIL


CHARTER
EACH FUND IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. Financial Services is a diversified fund, and Consumer Industries, Cyclical Industries, Health Care, Natural Resources, Technology, and Utilities Growth are non-diversified funds, of Fidelity Advisor Series VII, an open-end management investment company organized as a Massachusetts business trust on March 21, 1980.
EACH FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced executives who meet periodically throughout the year to oversee the funds' activities, review contractual arrangements with companies that provide services to the funds, and review the funds' performance. The trustees serve as trustees for other Fidelity funds. The majority of trustees are not otherwise affiliated with Fidelity.
THE FUNDS MAY HOLD SPECIAL SHAREHOLDER MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The transfer agent will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based upon the dollar value of your investment.
Separate votes are taken by each class of shares, fund, or trust, if a matter affects just that class of shares, fund, or trust, respectively.
FMR AND ITS AFFILIATES
Fidelity Investments is one of the largest investment management organizations in the United States and has its principal business address at 82 Devonshire Street, Boston, Massachusetts 02109. It includes a number of different subsidiaries and divisions which provide a variety of financial services and products. The funds employ various Fidelity companies to perform activities required for their operation.
The funds are managed by FMR, which handles each fund's business
affairs and   ,     with the assistance of foreign affiliates   ,
chooses each fund's investments.
(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for each fund. (small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East), in Tokyo, Japan, serves as a sub-adviser for each fund.
As of September 30, 1997, FMR advised funds having approximately    33
    million shareholder accounts with a total value of more than
$   521     billion.
Douglas Chase is manager of Advisor Consumer Industries, which he has managed since August 1997. He also manages other Fidelity funds. Mr. Chase joined Fidelity as an equity analyst in 1993 after receiving his MBA from the University of Michigan.
Albert Ruback is manager of Advisor Cyclical Industries, which he has managed since September 1996. Previously, he managed other Fidelity funds. Mr. Ruback joined Fidelity as an analyst in 1991, after
receiving    his     MBA from Harvard Business School.
Louis Salemy is manager of Advisor Financial Services, which he has managed since September 1996. He also manages another Fidelity fund. Since joining Fidelity in 1992, Mr. Salemy has worked as an analyst and manager.
Beso Sikharulidze is manager of Advisor Health Care, which he has managed since June 1997. He also manages another Fidelity fund. Mr. Sikharulidze joined Fidelity as an analyst in 1992, after receiving his MBA from Harvard University.
Lawrence Rakers is manager of Advisor Natural Resources, which he has managed since January 1997. He also manages other Fidelity funds. Mr. Rakers joined Fidelity as an analyst in 1993. Previously, he was a project engineer for Loral Corporation from 1986 to 1993.
Adam Hetnarski is manager of Advisor Technology, which he has managed since September 1996. He also manages another Fidelity fund. Since joining Fidelity in 1991, Mr. Hetnarski has worked as an analyst and manager.
Nick Thakore is manager of Advisor Utilities Growth, which he has managed since August 1997. He also manages other Fidelity funds. Mr. Thakore joined Fidelity as an analyst in 1993, after earning his MBA from The Wharton School at the University of Pennsylvania.
Fidelity investment personnel may invest in securities for their own accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
FDC distributes and markets Fidelity's funds and services.
Fidelity Investments Institutional Operations Company, Inc. (FIIOC) performs transfer agent servicing functions for the Institutional Class of each fund.
FMR Corp. is the ultimate parent company of FMR, FMR U.K., and FMR Far East. Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
As of September 30, 1997, approximately 28.56% of Cyclical Industries' total outstanding shares were held by an FMR affiliate.
FMR may use its broker-dealer affiliates and other firms that sell fund shares to carry out a fund's transactions, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.
INVESTMENT PRINCIPLES AND RISKS
Each fund concentrates its investments in the securities of companies in a particular market sector. Under normal conditions, each fund will invest at least 80% of its assets in securities of companies principally engaged in the business activities of its named market sector. For this purpose, Natural Resources treats investments in precious metals and instruments whose value is linked to precious metals as investments in its named market sector. The funds will invest primarily in equity securities, although they may invest in other types of instruments as well.
The funds may involve significantly greater risks and therefore may experience greater volatility than a mutual fund that does not concentrate its investments. Because of the funds' narrow focus, each fund's performance is closely tied to and affected by industries within its market sector. Companies in an industry are often faced with the same obstacles, issues, or regulatory burdens, and their securities may react similarly and move in unison with these or other market conditions. Also, because the funds (except Financial Services) are non-diversified, they are further exposed to increased volatility. Non-diversified funds may have greater investments in a single issuer than diversified funds, so the performance of a single issuer can have a substantial impact on a fund's share price. Finally, the funds' strategies in seeking to achieve their investment objectives may lead to investments in smaller companies. Securities of smaller companies, especially those whose business involves emerging products or concepts, may be more volatile due to their limited product lines, markets, or financial resources, or their susceptibility to major setbacks or downturns.
The value of each fund's domestic and foreign investments varies in response to many factors. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Investments in foreign securities may involve risks in addition to those of U.S. investments, including increased political and economic risk, as well as exposure to currency fluctuations.
FMR may use various investment techniques to hedge a portion of the funds' risks, but there is no guarantee that these strategies will work as FMR intends. When you sell your shares, they may be worth more or less than what you paid for them.
FMR normally invests each fund's assets according to its investment strategy. Each fund also reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.
CONSUMER INDUSTRIES FUND seeks capital appreciation.
The fund invests primarily in companies engaged in the manufacture and distribution of goods to consumers both domestically and internationally. These companies may include, for example, companies that manufacture or sell durable goods such as homes, cars, boats, major appliances, and personal computers. The fund also may invest in companies that manufacture, wholesale, or retail non-durable goods such as food, beverages, tobacco, health care products, household and personal care products, apparel, and entertainment products (e.g. books, magazines, TV, cable, movies, music, gaming, sports). In addition, the fund may invest in companies that provide consumer products and services such as lodging, child care, convenience stores, and car rentals.
The success of consumer product manufacturers and retailers is closely tied to the performance of the overall economy, interest rates, competition, and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.
CYCLICAL INDUSTRIES FUND seeks capital appreciation.
The fund invests primarily in companies engaged in the research, development, manufacture, distribution, supply, or sale of materials, equipment, products or services related to cyclical industries. These may include the automotive, chemical, construction and housing, defense and aerospace, environmental services, industrial equipment and materials, paper and forest products, and transportation industries.
Many companies in these industries are significantly affected by general economic trends including employment, economic growth, and interest rates. Other factors that may affect these industries are changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition. At times, worldwide production of the materials used in cyclical industries has exceeded demand as a result of, for example, over-building or economic downturns. During these times, commodity price declines and unit volume reductions resulted in poor investment returns and losses. Furthermore, a company in the cyclical industries may be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
FINANCIAL SERVICES FUND seeks capital appreciation.
The fund invests primarily in companies that provide financial services to consumers and industry. Examples of companies in the financial services sector include commercial banks, savings and loan associations, brokerage companies, insurance companies, real estate and leasing companies, and companies that span across these segments. Under SEC regulations, the fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.
Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively impact the sector. Insurance companies may be subject to severe price competition. Legislation is currently being considered which would reduce the separation between commercial and investment banking businesses. If enacted, it could significantly impact the sector and the fund.
HEALTH CARE FUND seeks capital appreciation.
The fund invests primarily in companies engaged in the design,
manufacture, or sale of products or services used for   ,     or in
connection with   ,     health care or medicine. Companies in the
health care sector may include, for example, pharmaceutical companies, companies involved in research and development, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services.
Many of these companies are subject to government regulation and approval of their products and services, which could have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete.
NATURAL RESOURCES FUND seeks long-term growth of capital and protection of the purchasing power of shareholders' capital by investing primarily in securities of foreign and domestic companies that own or develop natural resources, or supply goods and services to such companies, or in physical commodities.
The fund invests primarily in companies that own or develop natural resources, or supply goods and services to such companies. These may include companies involved either directly or through subsidiaries in exploring, mining, refining, processing, transporting, fabricating, dealing in, or owning natural resources. Natural resources include
precious metals (e.g., gold, platinum   ,     and silver), ferrous and
nonferrous metals (e.g., iron, aluminum   ,     and copper), strategic
metals (e.g., uranium and titanium), hydrocarbons (e.g., coal,
oil   ,     and natural gases), chemicals, forest products, real
estate, food, textile and tobacco products, and other basic commodities. The fund may also invest in precious metals and instruments whose value is linked to precious metals.
TECHNOLOGY FUND seeks capital appreciation.
The fund invests primarily in companies which have, or will develop, products, processes, or services that will provide or will benefit significantly from technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semi-conductor, electronics, communications, health care, and biotechnology sectors. Competitive pressures may have a significant effect on the financial condition of companies in the technology sector. For example, if technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles and aggressive pricing.
UTILITIES GROWTH FUND seeks capital appreciation.
The fund invests primarily in companies in the public utilities industry and companies deriving a majority of their revenues from their public utility operations. These may include, for example, companies that manufacture, produce, sell, or transmit gas or electric energy; water supply, waste disposal and sewerage, sanitary service companies; and companies involved in telephone, satellite, and other communication fields.
Public utility stocks have traditionally produced above-average dividend income, but the fund's investments are based on growth potential. The fund may not own more than 5% of the outstanding voting securities of more than one public utility company as defined by the Public Utility Holding Company Act of 1935. The public utilities industries may be subject to broad risks resulting from governmental regulation, financing difficulties, supply and demand of services or fuel, and special risks associated with natural resource conservation. SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of each fund's limitations and more detailed information about each fund's investments are contained in the funds' SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with a fund's investment objective and policies and that doing so will help a fund achieve its goal. Fund holdings and recent investment strategies are detailed in each fund's financial reports, which are sent to shareholders twice a year. For a free SAI or financial report, call your investment professional.
EQUITY SECURITIES may include common stocks, preferred stocks, convertible securities, and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.
RESTRICTIONS: With respect to 75% of total assets, Financial Services may not purchase more than 10% of the outstanding voting securities of a single issuer. This limitation does not apply to securities of other investment companies.
Utilities Growth may not own more than 5% of the outstanding voting securities of more than one public utility company as defined by the Public Utility Holding Company Act of 1935.
Financial Services may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.
DEBT SECURITIES. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable, or floating rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.
Debt securities have varying levels of sensitivity to changes in interest rates and varying degrees of credit quality. In general, bond prices rise when interest rates fall, and fall when interest rates rise. Longer-term bonds and zero coupon bonds are generally more sensitive to interest rate changes.
In addition, bond prices are also affected by the credit quality of the issuer. Investment-grade debt securities are medium- and high-quality securities. Some, however, may possess speculative characteristics, and may be more sensitive to economic changes and to changes in the financial condition of issuers.
RESTRICTIONS: Purchase of a debt security is consistent with a fund's debt quality policy if it is rated at or above the stated level by Moody's Investors Service (Moody's) or rated in the equivalent categories by Standard & Poor's (S&P), or is unrated but judged to be of equivalent quality by FMR.
Each fund currently intends to limit its investments in lower than Baa-quality debt securities to 5% of its assets.
OTHER INSTRUMENTS may include securities of closed-end investment companies and real estate-related investments.
EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. These include risks relating to political or economic conditions in foreign countries, fluctuations in foreign currencies, withholding or other taxes, operational risks, increased regulatory burdens, and the potentially less stringent investor protection and disclosure standards of foreign markets. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. All of these factors can make foreign investments, especially those in developing countries, more volatile than U.S. investments.
AMERICAN DEPOSITARY RECEIPTS AND EUROPEAN DEPOSITARY RECEIPTS (ADRS AND EDRS) are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national markets and currencies. REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.
ADJUSTING INVESTMENT EXPOSURE. A fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements, and purchasing indexed securities.
FMR can use these practices to adjust the risk and return characteristics of a fund's portfolio of investments. If FMR judges market conditions incorrectly or employs a strategy that does not correlate well with a fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.
ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities, and some other securities, may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to a fund.
RESTRICTIONS: Each fund may not purchase a security if, as a result, more than 10% of its assets would be invested in illiquid securities. CASH MANAGEMENT. A fund may invest in money market securities, in repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change. DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry. Economic, business, or political changes can affect all securities of a similar type. A fund that is not diversified may be more sensitive to changes in the market value of a single issuer or industry.
RESTRICTIONS: Each fund, except Financial Services, is considered non-diversified. Generally, to meet federal tax requirements at the close of each quarter, each fund (except Financial Services) does not invest more than 25% of its total assets in any issuer and, with respect to 50% of total assets, does not invest more than 5% of its total assets in any issuer. With respect to 75% of its total assets, Financial Services may not purchase a security if, as a result, more than 5% would be invested in the securities of any issuer. These limitations do not apply to U.S. Government securities or to securities of other investment companies.
Each fund normally invests at least 80% of its assets, but always invests at least 25% of its total assets, in securities of companies principally engaged in the business activities of the industries in the market sector identified for the fund. This limitation does not apply to U.S. Government securities.
BORROWING. Each fund may borrow from banks or from other funds advised by FMR, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.
RESTRICTIONS: Each fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets. LENDING securities to broker-dealers and institutions, including Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, is a means of earning income. This practice could result in a loss or a delay in recovering a fund's securities. A fund may also lend money to other funds advised by FMR.
RESTRICTIONS: Loans, in the aggregate, may not exceed 331/3% of a fund's total assets.
FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.
CONSUMER INDUSTRIES FUND invests primarily in companies engaged in the manufacture and distribution of goods to consumers both domestically and internationally.
CYCLICAL INDUSTRIES FUND invests primarily in companies engaged in the research, development, manufacture, distribution, supply or sale of materials, equipment, products or services related to cyclical industries.
FINANCIAL SERVICES FUND invests primarily in companies providing financial services to consumers and industry.
HEALTH CARE FUND invests primarily in companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine.
NATURAL RESOURCES FUND seeks long-term growth of capital and protection of the purchasing power of shareholders' capital by investing primarily in securities of foreign and domestic companies that own or develop natural resources, or supply goods and services to such companies, or in physical commodities.
TECHNOLOGY FUND invests primarily in companies which have, or will develop, products, processes or services that will provide or will benefit significantly from technological advances and improvements. UTILITIES GROWTH FUND invests primarily in companies in the public utilities industry and companies deriving a majority of their revenues from their public utility operations.
EACH FUND (except Natural Resources) seeks capital appreciation.
Each fund invests at least 25% of its total assets in securities of companies principally engaged in the business activities of the industries in the market sector identified for the fund.
With respect to 75% of its total assets, Financial Services may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer and may not purchase more than 10% of the outstanding voting securities of a single issuer. These limitations do not apply to U.S. Government securities or securities of other investment companies.
Each fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets.
Loans, in the aggregate, may not exceed 331/3% of each fund's total assets.
BREAKDOWN OF EXPENSES
Like all mutual funds, the funds pay fees related to their daily operations. Expenses paid out of each class's assets are reflected in that class's share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
Each fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to affiliates who provide assistance with these services. Each fund also pays OTHER EXPENSES,
whic   h are explained on     page .
FMR may, from time to time, agree to reimburse a fund for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated at any time without notice, can decrease a fund's expenses and boost its performance.
MANAGEMENT FEE
The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, and multiplying the result by the fund's average net assets.
The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.
The following table states the management fee rate for each fund for the fiscal year ended July 1997.
      GROUP      INDIVIDUAL   TOTAL MANAGEMENT
      FEE RATE   FUND FEE     FEE    RATE
                 RATE

CONSUMER               0.30%           0.30%          0.60%
INDUSTRIES

CYCLICAL INDUSTRIES       0.30%        0.30%          0.60%

FINANCIAL SERVICES        0.30%        0.30%          0.60%

HEALTH CARE               0.30%        0.30%          0.60%

NATURAL RESOURCES         0.30%        0.30%[A]       0.60%    [A]

TECHNOLOGY                0.30%        0.30%          0.60%

UTILITIES GROWTH          0.30%        0.30%          0.60%

[A] EFFECTIVE SEPTEMBER 1, 1996, FMR VOLUNTARILY REDUCED NATURAL RESOURCES' INDIVIDUAL FUND FEE RATE FROM 0.45% TO 0.30%.
FMR HAS SUB-ADVISORY AGREEMENTS with FMR U.K. and FMR Far East. These sub-advisers provide FMR with investment research and advice on issuers based outside the United States. Under the sub-advisory agreements, FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of the costs of providing these services.
The sub-advisers may also provide investment management services. In return, FMR pays FMR U.K. and FMR Far East a fee equal to 50% of its management fee rate with respect to a fund's investments that the sub-adviser manages on a discretionary basis.
For the fiscal year ended July 1997, FMR, on behalf of each fund, paid
FMR U.K. and FMR Far East fees equal to less than    0.01    % of each
fund's average net assets.
OTHER EXPENSES
While the management fee is a significant component of each fund's annual operating costs, the funds have other expenses as well.
FIIOC performs transfer agency, dividend disbursing and shareholder servicing functions for the Institutional Class shares of each fund. Fidelity Service Company, Inc. (FSC) calculates the net asset value per share (NAV) and dividends for the Institutional Class shares of each fund, and maintains the general accounting records and administers the securities lending program for each fund.
For the fiscal year ended July 1997, annualized transfer agent and pricing and bookkeeping fees (as a percentage of average net assets) amounted to the following. These amounts are before expense reductions, if any.
                      TRANSFER
          PRICING AND
                             AGENCY FEES    BOOKKEEPING
                      PAID BY               FEES PAID BY

                      INSTITUTIONAL         FUND
                      CLASS

CONSUMER                  0.21%                 1.03%
INDUSTRIES

CYCLICAL INDUSTRIES       0.14%                 1.11%

FINANCIAL SERVICES        0.17%                 0.21%

HEALTH CARE               0.17%                 0.21%

NATURAL RESOURCES         0.17%                 0.07%

TECHNOLOGY                0.20%                 0.19%

UTILITIES GROWTH          0.19%                 0.96%

The Institutional Class of each fund has adopted a DISTRIBUTION AND SERVICE PLAN. Each plan recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with the distribution of Institutional Class shares. FMR, directly or through FDC, may make payments to third parties, such as banks or broker-dealers, that engage in the sale of, or provide shareholder support services for, Institutional Class shares. Currently, the Board of Trustees of each fund has authorized such payments.
Each fund also pays other expenses, such as legal, audit, and custodian fees; in some instances, proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity. A broker-dealer may use a portion of the commissions paid by a fund to reduce that fund's custodian or transfer agent fees.
The    annualized     portfolio turnover rate for    the fiscal year
ended July 1997 was 203% for Consumer Industries, 155% for Cyclical Industries, 26% for Financial Services, 67% for Health Care, 116% for National Resources, 517% for Technology, and 13% for Utilities Growth. These rates vary from year to year. High turnover rates increase transaction costs and may increase taxable capital gains. FMR considers these effects when evaluating the anticipated benefits of short-term investing.
   YOUR ACCOUNT


TYPES OF ACCOUNTS
When you invest through an investment professional, your investment professional, including a broker-dealer or financial institution, may charge you a transaction fee with respect to the purchase and sale of fund shares. Read your investment professional's program materials in conjunction with this prospectus for additional service features or fees that may apply. Certain features of the funds, such as minimum initial or subsequent investment amounts, may be modified.
The different ways to set up (register) your account with Fidelity are at right.
The account guidelines that follow may not apply to certain retirement accounts. If you are investing through a retirement account or if your employer offers the funds through a retirement program, you may be subject to additional fees. For more information, please refer to your program materials, contact your employer, or call your retirement benefits number or your investment professional directly, as appropriate.
WAYS TO SET UP YOUR ACCOUNT
INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS
Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).
RETIREMENT
TO SHELTER YOUR RETIREMENT SAVINGS FROM TAXES
 Retirement plans allow individuals to shelter investment income and capital gains from current taxes. In addition, contributions to these accounts may be tax deductible. Retirement accounts require special applications and typically have lower minimums.
(solid bullet) INDIVIDUAL RETIREMENT ACCOUNTS (IRAS) allow anyone of legal age and under 70<UNDEF>(checkmark)(solid club) with earned income to invest up to $2,000 per tax year. Individuals can also invest in a spouse's IRA if the spouse has earned income of less than $250.
(solid bullet) ROLLOVER IRAS retain special tax advantages for certain distributions from employer-sponsored retirement plans.
(solid bullet) 401(K) PLANS allow employees of corporations of all sizes to contribute a percentage of their wages on a tax-deferred basis. These accounts need to be established by the trustee of the plan.
(solid bullet) MONEY PURCHASE/PROFIT SHARING PLANS (KEOGH PLANS) are tax-deferred pension accounts designated for employees of unincorporated businesses or for persons who are self-employed.
(solid bullet) SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS) provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages as a Keogh, but with fewer administrative requirements.
(solid bullet) SIMPLE IRAS provide small business owners and those with self-employed income (and their eligible employees) with many of the advantages of a 401(k) plan, but with fewer administrative requirements.
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS
These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act
(UGMA) or the Uniform Transfers to Minors Act (UTMA). Contact your investment professional.
TRUST
FOR MONEY BEING INVESTED BY A TRUST
The trust must be established before an account can be opened. BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, OR
OTHER GROUPS
Contact your investment professional.
HOW TO BUY SHARES
   THE PRICE TO BUY ONE SHARE of Institutional Class is the class's net asset value per share (NAV). Institutional Class shares are sold without a sales charge.
   Your shares will be purchased at the next NAV calculated after your order is received and accepted. Institutional Class's NAV is normally calculated each business day at 4:00 p.m. Eastern time.
It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.
Fidelity must receive payment within three business days after an order for shares is placed; otherwise your purchase order may be canceled and you could be held liable for resulting fees and/or losses.
Share certificates are not available for Institutional Class shares. IF YOU ARE NEW TO THE FIDELITY ADVISOR FUNDS, complete and sign an account application and mail it along with your check. You may also
open your account by wire as described on page        . If there is no
account application accompanying this prospectus, call 1-800-843-3001 or your investment professional.
If you are investing through a tax-sheltered retirement plan, such as an IRA, for the first time, you will need a special application. Contact your investment professional for more information and a retirement account application.
IF YOU ALREADY HAVE MONEY INVESTED IN A FIDELITY ADVISOR FUND, you
can:
(small solid bullet) Mail an account application with a check,
(small solid bullet) Place an order and wire money into your account, (small solid bullet) Open your account by exchanging from the same class of another Fidelity Advisor fund or from another Fidelity fund, or
(small solid bullet) Contact your investment professional.
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT $2,500
For Fidelity Advisor IRA, Rollover IRA, SEP-IRA
and Keogh accounts $500
Through regular investment plans* $1,000
TO ADD TO AN ACCOUNT $250
For Fidelity Advisor IRA, Rollover IRA, SEP-IRA and Keogh accounts
$100
Through regular investment plans* $100
MINIMUM BALANCE $1,000
For Fidelity Advisor IRA, Rollover IRA, SEP-IRA and Keogh accounts
None
* AN ACCOUNT MAY BE OPENED WITH A MINIMUM OF $1,000, PROVIDED THAT A REGULAR INVESTMENT PLAN IS ESTABLISHED AT THE TIME THE ACCOUNT IS OPENED. FOR MORE INFORMATION ABOUT REGULAR INVESTMENT PLANS, PLEASE
REFER TO "INVESTOR SERVICES," PAGE        .
There is no minimum account balance or initial or subsequent investment minimum for certain retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such Fidelity retirement accounts. Refer to the program materials for details.
For further information on opening an account, please consult your investment professional or refer to the account application.

                      TO OPEN                               TO ADD TO
                      AN                                    AN
                      ACCOUNT                               ACCOUNT

   PHONE
             (small solid bullet) Exchange from    (small solid bullet) Exchange
   1-800-843-3        the same class                        from the same
   001 OR YOUR        of another                            class of
   INVESTMENT         Fidelity Advisor                      another
   PROFESSIONAL       fund or from                          Fidelity
                      another Fidelity                      Advisor fund
                      fund account                          or from
                      with the same                         another
                      registration,                         Fidelity fund
                      including name,                       account with
                      address, and                          the same
                      taxpayer ID                           registration,
                      number.                               including
                                                            name,
                                                            address, and
                                                            taxpayer ID
                                                            number.

Mail (mail_graphic)   (small solid bullet) Complete and     (small solid bullet) Make your
                      sign the                              check payable
                      account                               to the
                      application.                          complete
                      Make your                             name of the
                      check payable                         fund of your
                      to the complete                       choice and
                      name of the                           note the
                      fund of your                          applicable
                      choice and note                       class. Indicate
                      the applicable                        your fund
                      class. Mail to                        account
                      the address                           number on
                      indicated on the                      your check
                      application.                          and mail to
                                                            the address
                                                            printed on
                                                            your account
                                                            statement.
                                                            (small solid bullet) Exchange by
                                                            mail: call
                                                            1-800-843-30
                                                            01 or your
                                                            investment
                                                            professional for
                                                            instructions.



In Person (hand_graphic)   (small solid bullet) Bring your    (small solid bullet) Bring your
                           account                            check to your
                           application and                    investment
                           check to your                      professional.
                           investment
                           professional.



Wire (wire_graphic)   (small solid bullet) Call       (small solid bullet)  Not available
                      1-800-843-300                   for retirement
                      1 to set up your                accounts.
                      account and to
                      arrange a wire
                      transaction. Not                (small solid bullet) Wire to:
                      available for                    Banker's Trust
                      retirement                      Co.
                      accounts.                        Routing #
                      (small solid bullet) Wire to:   021001033
                       Banker's Trust                  Fidelity DART
                      Co.                             Depository
                       Routing #                       Account #
                      021001033                       00159759
                       Fidelity DART                   FBO:
                      Depository                      (account
                       Account                        name)
                      #00159759                        (account
                       FBO: (account                  number)
                      name)
                       (account                       Specify the
                      number)                         complete
                                                      name of the
                      Specify the                     fund of your
                      complete name                   choice, note
                      of the fund of                  the applicable
                      your choice,                    class and
                      note the                        include your
                      applicable class                account
                      and include your                number and
                      new account                     your name.
                      number and
                      your name.



Automatically (automatic_graphic)   (small solid bullet) Not available.   (small solid bullet) Use Fidelity
                                                                          Advisor
                                                                          Systematic
                                                                          Investment
                                                                          Program.
                                                                          Sign up for
                                                                          this service
                                                                          when
                                                                          opening your
                                                                          account, or
                                                                          call your
                                                                          investment
                                                                          professional
                                                                          to begin the
                                                                          program.


HOW TO SELL SHARES
You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares.
   THE PRICE TO SELL ONE SHARE of Institutional Class is the class's NAV, minus the short-term trading fee, if applicable. If you sell shares of a fund after holding them less than 60 days, the fund will deduct a short-term trading fee equal to 1.00% of the value of those shares.
   Your shares will be sold at the next NAV, minus the short-term trading fee, if applicable, calculated after your order is received and accepted. Institutional Class's NAV is normally calculated each business day at 4:00 p.m. Eastern time.
It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.
TO SELL SHARES IN A NON-RETIREMENT ACCOUNT, you may use any of the
methods described    on these two pages    .
TO SELL SHARES IN A FIDELITY ADVISOR RETIREMENT ACCOUNT, your request must be made in writing, except for exchanges to shares of the same class of another Fidelity Advisor fund or shares of other Fidelity funds, which can be requested by phone or in writing.
IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES, leave at least $1,000 worth of shares in the account to keep it open (account minimum balances do not apply to retirement accounts).
TO SELL SHARES BY BANK WIRE, you will need to sign up for this service in advance.
CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:
(small solid bullet) You wish to redeem more than $100,000 worth of shares,
(small solid bullet) Your account registration has changed within the last 30 days,
(small solid bullet) The check is being mailed to a different address than the one on your account (record address),
(small solid bullet) The check is being made payable to someone other than the account owner,
(small solid bullet) The redemption proceeds are being transferred to a Fidelity Advisor account with a different registration,
(small solid bullet) You wish to set up the bank wire feature, or (small solid bullet) You wish to have redemption proceeds wired to a non-predesignated bank account.
You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. SELLING SHARES IN WRITING
Write a "letter of instruction" with:
(small solid bullet) Your name,
(small solid bullet) The fund's name,
(small solid bullet) The applicable class name,
(small solid bullet) Your fund account number,
(small solid bullet) The dollar amount or number of shares to be redeemed, and
(small solid bullet) Any other applicable requirements listed in the
table on page        .
Deliver your letter to your investment professional, or mail it to the following address:
Fidelity Investments
P.O. Box 770002
Cincinnati, OH        45277-0081
Unless otherwise instructed, Fidelity will send a check to the record address.
      ACCOUNT TYPE   SPECIAL REQUIREMENTS




       IF YOU SELL YOUR SHARES    OF A FUND     AFTER HOLDING THEM LESS
THAN 60 DAYS   , THE FUND WILL DEDUCT A SHORT-TERM
   TRADING FEE EQUAL TO     1.00% OF THE VALUE OF THOSE SHARES.


PHONE
           All account types           (small solid bullet) Maximum
   1-800-843-       except retirement          check request:
   3001     OR                                  $100,000.
YOUR
INVESTMENT
PROFESSIONAL


(phone_graphic)                                  All account types       (small solid bullet) You may
                                                                         exchange to
                                                                         the same class
                                                                         of other
                                                                         Fidelity Advisor
                                                                         funds or to
                                                                         other Fidelity
                                                                         funds if both
                                                                         accounts are
                                                                         registered with
                                                                         the same
                                                                         name(s),
                                                                         address, and
                                                                         taxpayer ID
                                                                         number.

Mail or in Person (mail_graphic)(hand_graphic)   Individual, Joint       (small solid bullet) The letter of
                                                 Tenant,                 instruction
                                                 Sole Proprietorshi      must be signed
                                                 p, UGMA, UTMA
       by all persons

                    required to
                                                                         sign for
                                                 Retirement              transactions,
                                                 account                 exactly as their
                                                                         names appear
                                                                         on the
                                                                         account.
                                                                         (small solid bullet) The account
                                                                         owner should
                                                                         complete a
                                                                         retirement
                                                                         distribution
                                                                         form. Call
                                                                         1-800-843-30
                                                                         01 or your
                                                                         investment
                                                                         professional to
                                                                         request one.

                                                 Trust                   (small solid bullet) The trustee
                                                                         must sign the
                                                                         letter indicating
                                                                         capacity as
                                                                         trustee. If the
                                                                         trustee's name
                                                                         is not in the
                                                                         account
                                                                         registration,
                                                                         provide a copy
                                                                         of the trust
                                                                         document
                                                                         certified within
                                                                         the last 60
                                                                         days.

                                                 Business or             (small solid bullet) At least one
                                                 Organization            person
                                                                         authorized by
                                                                         corporate
                                                                         resolution to
                                                                         act on the
                                                                         account must
                                                                         sign the letter.

                                                 Executor,               (small solid bullet) Call
                                                 Administrator,          1-800-843-30
                                                 Conservator/Gu          01 or your
                                                 ardian                  investment
                                                                         professional
                                                                         for
                                                                         instructions.

Wire (wire_graphic)                              All account types       (small solid bullet) You must sign
                                                 except retirement       up for the wire
                                                                         feature before
                                                                         using it. To
                                                                         verify that it is
                                                                         in place, call
                                                                         1-800-843-30
                                                                         01. Minimum
                                                                         wire: $500.
                                                                         (small solid bullet) Your wire
                                                                         redemption
                                                                         request must
                                                                         be received
                                                                         and accepted
                                                                         by    Fidelity
                                                                         before 4:00
                                                                         p.m. Eastern
                                                                         time for money
                                                                         to be wired on
                                                                         the next
                                                                         business day.


INVESTOR SERVICES
Fidelity Advisor funds provide a variety of services to help you manage your account.
INFORMATION SERVICES
STATEMENTS AND REPORTS that Fidelity sends to you include the following:
(small solid bullet) Confirmation statements after certain
transactions
(small solid bullet) Account statements (quarterly)
(small solid bullet) Financial reports (every six months)
To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in
a fund. Call your investment professional if        you need
additional copies of financial reports and prospectuses.
TRANSACTION SERVICES
EXCHANGE PRIVILEGE. You may sell your Institutional Class shares and buy Institutional Class shares of other Fidelity Advisor funds or shares of other Fidelity funds by telephone or in writing.
Note that exchanges    between     Focus Fund   s     are unlimited,
but exchanges    out of the Focus Funds to     other Advisor funds are
limited to four per calendar year   . Exchanges     may have tax
consequences for you. For details on policies and restrictions governing exchanges, including circumstances under which a shareholder's exchange privilege may be suspended or revoked, see
"Exchange Restrictions," page        .
FIDELITY ADVISOR SYSTEMATIC WITHDRAWAL PROGRAM lets you set up periodic redemptions from your account. Accounts with a value of $10,000 or more in Institutional Class shares are eligible for this program.
One easy way to pursue your financial goals is to invest money regularly. Fidelity Advisor funds offer convenient services that let you transfer money into your fund account, or between fund accounts, automatically. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Certain restrictions apply for retirement accounts. Call your investment professional for more information.
REGULAR INVESTMENT PLANS

FIDELITY ADVISOR SYSTEMATIC INVESTMENT PROGRAM
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO A FIDELITY ADVISOR FUND

MINIMUM  MINIMUM


INITIAL  ADDITIONAL      FREQUENCY                            SETTING UP OR
$1,000  $100          Monthly, bimonthly, quarterly,   CHANGING
                      or semi-annually                 (small solid bullet) For a new
                                                       account,
                                                       complete the
                                                       appropriate
                                                       section on the
                                                       application.
                                                       (small solid bullet) For existing
                                                       accounts, call
                                                       your investment
                                                       professional for
                                                       an application.
                                                       (small solid bullet) To change the
                                                       amount or
                                                       frequency of
                                                       your
                                                       investment,
                                                       contact your
                                                       investment
                                                       professional
                                                       directly, or call
                                                       1-800-843-30
                                                       01. Call at least
                                                       10 business
                                                       days prior to
                                                       your next
                                                       scheduled
                                                       investment
                                                       date.


SHAREHOLDER AND ACCOUNT POLICIES


DIVIDENDS, CAPITAL GAINS, AND TAXE   S
Each fund distributes substantially all of its net income and capital gains to shareholders each year. Normally, dividends and capital gains
are distributed in    September and     December.
DISTRIBUTION OPTIONS
When you open an account, specify on your account application how you want to receive your distributions. The funds offer four options:
1. REINVESTMENT OPTION. Your dividend and capital gain distributions will be automatically reinvested in additional shares of the same class of the fund. If you do not indicate a choice on your application, you will be assigned this option.
2. INCOME-EARNED OPTION. Your capital gain distributions will be automatically reinvested in additional shares of the same class of the fund, but you will be sent a check for each dividend distribution.
3. CASH OPTION. You will be sent a check for your dividend and capital gain distributions.
4. DIRECTED DIVIDENDS(registered trademark) PROGRAM. Your dividend distributions will be automatically invested in the same class of shares of another identically registered Fidelity Advisor fund. You will be sent a check for your capital gain distributions or your capital gain distributions will be automatically reinvested in additional shares of the same class of the fund.
If you select distribution option 2, 3, or 4 and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, those checks will be reinvested in your account at the current NAV and your election may be converted to the Reinvestment Option. To change your distribution option, call your investment professional directly or call 1-800-843-3001.
For retirement accounts, all distributions are automatically
reinvested. When you are over 59        years old, you can receive
distributions in cash.
When a fund deducts a distribution from its NAV, the reinvestment price is the applicable class's NAV at the close of business that day. Distribution checks will be mailed within seven days.
TAXES
As with any investment, you should consider how your investment in a fund will be taxed. If your account is not a tax-deferred retirement account, you should be aware of these tax implications.
TAXES ON DISTRIBUTIONS. Distributions are subject to federal income tax, and may also be subject to state or local taxes. If you live outside the United States, your distributions could also be taxed by the country in which you reside. Your distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.
For federal tax purposes, each fund's income and short-term capital
gain   s     are    distributed as dividends and     taxed as
   ordinary income;     capital gain distributions are taxed as
long-term capital gains.
Every January, Fidelity will send you and the IRS a statement showing
the tax    characterization of     distributions paid to you in the
previous year.
TAXES ON TRANSACTIONS. Your redemptions    -     including
exchanges    -     are subject to capital gains tax. A capital gain or
loss is the difference between the cost of your shares and the price you receive when you sell them.
Whenever you sell shares of a fund, Fidelity will send you a confirmation statement showing how many shares you sold and at what price.
You will also receive a consolidated transaction statement at least quarterly. However, it is up to you or your tax preparer to determine whether this sale resulted in a capital gain and, if so, the amount of tax to be paid. BE SURE TO KEEP YOUR REGULAR ACCOUNT STATEMENTS; the information they contain will be essential in calculating the amount of your capital gains.
"BUYING A DIVIDEND." If you buy shares when a class has realized but not yet distributed income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution.
CURRENCY CONSIDERATIONS. If a fund's dividends exceed its taxable income in any year, which is sometimes the result of currency-related losses, all or a portion of the fund's dividends may be treated as a return of capital to shareholders for tax purposes. To minimize the risk of a return of capital, each fund may adjust its dividends to take currency fluctuations into account, which may cause the dividends to vary. Any return of capital will reduce the cost basis of your shares, which will result in a higher reported capital gain or a lower reported capital loss when you sell your shares. The statement you receive in January will specify if any distributions included a return of capital.
EFFECT OF FOREIGN TAXES. Foreign governments may impose taxes on
   a     fund and its investments   ,     and these taxes generally
will reduce    a     fund's distributions. However,    if you meet
certain holding period requirements with respect to your fund shares,
    an offsetting tax credit        may be available to you.    If you
do not meet such holding period requirements, you may still be entitled to a deduction for certain foreign taxes. In either case, your tax statement will show more taxable income or capital gains than were actually distributed by the fund, but will also show the amount of the available offsetting credit or deduction.
There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a fund may have to limit its investment activity in some types of instruments.
TRANSACTION DETAILS
THE FUNDS ARE OPEN FOR BUSINESS each day the New York Stock Exchange
(NYSE) is open.    FSC normally calculates Institutional Class's
NAV as of the close of business of the NYSE, normally 4:00 p.m.
Eastern time.
A CLASS'S NAV is the value of a single share. The NAV of each class is computed by adding that class's pro rata share of the value of the applicable fund's investments, cash, and other assets, subtracting that class's pro rata share of the value of the applicable fund's liabilities, subtracting the liabilities allocated to that class, and dividing the result by the number of shares of that class that are outstanding.
Each fund's assets are valued primarily on the basis of market quotations. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. This method minimizes the effect of changes in a security's market value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars
using current exchange rates.        In addition, if quotations are
not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board of Trustees believes accurately reflects fair value.
WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.
YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE. Fidelity may only be liable for losses resulting from unauthorized transactions if it does not follow reasonable procedures designed to verify the identity of the caller. Fidelity will request personalized security codes or other information, and may also record calls. You should verify the accuracy of the confirmation statements immediately after receipt. If you do not want the ability to redeem and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.
IF YOU ARE UNABLE TO REACH FIDELITY BY PHONE (for example, during periods of unusual market activity), consider placing your order by mail.
EACH FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES for a period of time. Each fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions" on page . Purchase orders may be refused if, in FMR's opinion, they would disrupt management of a fund.
WHEN YOU PLACE AN ORDER TO BUY SHARES, your shares will be purchased at the next NAV calculated after your order is received and accepted. Note the following:
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) Fidelity does not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) Each fund reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.
AUTOMATED PURCHASE ORDERS. Institutional Class shares can be purchased or sold through investment professionals utilizing an automated order placement and settlement system that guarantees payment for orders on a specified date.
CONFIRMED PURCHASES. Certain financial institutions that meet FDC's creditworthiness criteria may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by the next business day, the order will be canceled and the financial institution will be liable for any losses.
TO AVOID THE COLLECTION PERIOD associated with check purchases, consider buying shares by bank wire, U.S. Postal money order, U.S. Treasury check, Federal Reserve check, or automatic investment plans. WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at
the next NAV        calculated after your order is received and
accepted   , minus the short-term trading fee, if applicable    . Note
the following:
(small solid bullet) Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect a fund, it may take up to seven days to pay you. (small solid bullet) Each fund may hold payment on redemptions until it is reasonably satisfied that investments made by check have been collected, which can take up to seven business days.
(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
   A SHORT-TERM TRADING FEE of 1.00% will be deducted from the redemption amount if you sell your shares after holding them less than 60 days. This fee is paid to the fund rather than Fidelity, and is designed to offset the brokerage commissions, market impact, and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term shareholder trading.
   The short-term trading fee, if applicable, is charged on exchanges out of a fund. If you bought shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the short-term trading fee applies. The fee does not apply to shares that were acquired through reinvestment of distributions. FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500, subject to an
annual maximum charge of $60.00 per shareholder.        Accounts
opened after September 30 will not be subject to the fee for that
year.        The fee, which is payable to the transfer agent, is
designed to offset in part the relatively higher costs of servicing
smaller accounts.        The fee will not be deducted from retirement
accounts (except non-prototype retirement accounts), accounts using a systematic investment program, certain (Network Level I and III) accounts which are maintained through National Securities Clearing Corporation (NSCC), or if total assets in Fidelity mutual funds exceed
$50,000.        Eligibility for the $50,000 waiver is determined by
aggregating Fidelity mutual fund accounts (excluding contractual plans) maintained (i) by FIIOC and (ii) through NSCC; provided those accounts are registered under the same primary social security number. IF YOUR NON-RETIREMENT ACCOUNT BALANCE FALLS BELOW $1,000, you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at
the NAV   , minus the short-term trading fee, if applicable,     on
the day your account is closed.
FIDELITY MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
FDC will, at its expense, provide promotional incentives such as sales contests and luxury trips to investment professionals who support the sale of shares of the funds. In some instances, these incentives will be offered only to certain types of investment professionals, such as bank-affiliated or non-bank affiliated broker-dealers, or to investment professionals whose representatives provide services in connection with the sale or expected sale of significant amounts of shares.
EXCHANGE RESTRICTIONS
As a shareholder, you have the privilege of exchanging your Institutional Class shares for Institutional Class shares of other Fidelity Advisor funds or for shares of other Fidelity funds. However, you should note the following:
(small solid bullet) The fund or class you are exchanging into must be available for sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number.
(small solid bullet) Before exchanging into a fund or class, read its prospectus.
(small solid bullet) If you exchange into a fund with a sales charge, you pay the percentage difference between that fund's sales charge and any sales charge you may have previously paid in connection with the shares you are exchanging. For example, if you had already paid a sales charge of 2% on your shares and you exchange them into a fund with a 3% sales charge, you would pay an additional 1% sales charge. (small solid bullet) Exchanges may have tax consequences for you. (small solid bullet) Although there is no limit on the exchanges you may make between the Advisor Focus funds, the funds reserve the right to enact limitations in the future. Because excessive trading can hurt fund performance and shareholders, each fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of a fund into a Fidelity Advisor fund per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four exchange limit.
(small solid bullet) The exchange limit may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.
(small solid bullet) Each fund reserves the right to reject exchange purchases in excess of 1% of its net assets or $1 million, whichever is less. For purposes of this policy, accounts under common ownership will be aggregated.
(small solid bullet) Each fund reserves the right to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
(small solid bullet) Your exchanges may be restricted or refused if a fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a fund.
Although the funds will attempt to give you prior notice whenever they are reasonably able to do so, they may impose these restrictions at any time. The funds reserve the right to terminate or modify these exchange privileges in the future.
OTHER FUNDS MAY HAVE DIFFERENT EXCHANGE RESTRICTIONS, and may impose fees of up to 1.00% on purchases, administrative fees of up to $7.50,
and    trading     fees of up to 1.50% on exchanges. Check each fund's
prospectus for details.
No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related SAI, in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This Prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell or to buy shares of the funds to any person to whom it is unlawful to make such offer.




FIDELITY ADVISOR FOCUS FUNDS: CLASS A, CLASS T, CLASS B. CLASS C & INSTITUTIONAL CLASS
STATEMENT OF ADDITIONAL INFORMATION
CROSS REFERENCE SHEET
FORM N-1A

ITEM NUMBER   STATEMENT OF ADDITIONAL INFORMATION SECTION


10, 11            ............................   Cover Page; Table of Contents

12                ............................   Description of the Trust

13       a - c    ............................   Investment Policies and Limitations

         d        ............................   Portfolio Transactions

14       a - c    ............................   Trustees and Officers

15       a - c    ............................   Trustees and Officers

16       a (i)    ............................   FMR; Portfolio Transactions

           (ii)   ............................   Trustees and Officers

          (iii)   ............................   Management Contracts

         b        ............................   Management Contracts

         c - d    ............................   Contracts with FMR Affiliates

         e        ............................   *

         f        ............................   Distribution and Service Plans

         g        ............................   *

         h        ............................   Description of the Trust

         i        ............................   Contracts with FMR Affiliates

17       a-d      ............................   Portfolio Transactions

         e        ............................   *

18       a        ............................   Description of the Trust

         b        ............................   *

19       a        ............................   Additional Purchase, Exchange and Redemption
                                                 Information

         b        ............................   Additional Purchase, Exchange and Redemption
                                                 Information; Valuation

         c        ............................   *

20                ............................   Distributions and Taxes

21       a, b     ............................   Contracts with FMR Affiliates

         c        ............................   *

22       a        ............................   *

         b        ............................   Performance

23                ............................   Financial Statements


* Not Applicable

FIDELITY ADVISOR FOCUS FUNDS
FIDELITY ADVISOR CONSUMER INDUSTRIES FUND
FIDELITY ADVISOR CYCLICAL INDUSTRIES FUND
FIDELITY ADVISOR FINANCIAL SERVICES FUND
FIDELITY ADVISOR HEALTH CARE FUND
FIDELITY ADVISOR NATURAL RESOURCES FUND
FIDELITY ADVISOR TECHNOLOGY FUND
FIDELITY ADVISOR UTILITIES GROWTH FUND
CLASS A, CLASS T, CLASS B, CLASS C, AND INSTITUTIONAL CLASS
STATEMENT OF ADDITIONAL INFORMATION
FUNDS    O    F FIDELITY ADVISOR SERIES VII
OCTOBER 31, 1997
This Statement of Additional Information (SAI) is not a prospectus but should be read in conjunction with the funds' current Prospectuses (dated October 31, 1997) for Class A, Class T, Class B, Class C, and Institutional Class shares. Please retain this document for future reference. The funds' Annual Report is a separate document supplied with this SAI. To obtain a free additional copy of a Prospectus or an Annual Report, please call Fidelity Distributors Corporation (FDC) at
1-800-   522    -   7297     or your investment professional.
TABLE OF CONTENTS                                         PAGE

Investment Policies and Limitations

Portfolio Transactions

Valuation

Performance

Additional Purchase Exchange and Redemption Information

Distributions and Taxes

FMR

Trustees and Officers

Management Contracts

Distribution and Service Plans

Contracts with FMR Affiliates

Description of the Trust

Financial Statements

Appendix

INVESTMENT ADVISER
Fidelity Management & Research Company (FMR)
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc. (FMR U.K.)
Fidelity Management & Research (Far East) Inc. (FMR Far East)
DISTRIBUTOR
Fidelity Distributors Corporation (FDC)
TRANSFER AGENT
Fidelity Investments Institutional Operations Company, Inc. (FIIOC) AFOC/AFOCI-ptb-1097
INVESTMENT POLICIES AND LIMITATIONS
The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets or other circumstances will not be considered when determining whether the investment complies with a fund's investment policies and limitations.
A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940
Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.
THE FOLLOWING ARE THE FUNDAMENTAL INVESTMENT LIMITATIONS FOR CONSUMER INDUSTRIES FUND SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) borrow money, except that each fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others, except to the extent that a fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(4) purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the business activities of the industries in the consumer industries sector;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent each fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS FOR CONSUMER INDUSTRIES FUND ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund does not currently intend to hedge more than 40% of its total assets with short sales against the box under normal conditions.
(v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(vi) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(viii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
For purposes of limitation (4), FMR considers an issuer to be principally engaged in a business activity normally based on standard industry classifications published by the U.S. Government. However, FMR may consider an issuer to be principally engaged in a business activity if at least 50% of its assets, gross income, or net profits are committed to, or derived from, that activity.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page .
THE FOLLOWING ARE THE FUNDAMENTAL INVESTMENT LIMITATIONS FOR CYCLICAL INDUSTRIES FUND SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) borrow money, except that each fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others, except to the extent that a fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(4) purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the business activities of the industries in the cyclical industries sector;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent each fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS FOR CYCLICAL INDUSTRIES FUND ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund does not currently intend to hedge more than 40% of its total assets with short sales against the box under normal conditions.
(v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(vi) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(viii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
For purposes of limitation (4), FMR considers an issuer to be principally engaged in a business activity normally based on standard industry classifications published by the U.S. Government. However, FMR may consider an issuer to be principally engaged in a business activity if at least 50% of its assets, gross income, or net profits are committed to, or derived from, that activity.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page .
THE FOLLOWING ARE THE FUNDAMENTAL INVESTMENT LIMITATIONS FOR HEALTH CARE FUND SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) borrow money, except that each fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others, except to the extent that a fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(4) purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the business activities of the industries in the health care sector;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent each fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS FOR HEALTH CARE FUND ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund does not currently intend to hedge more than 40% of its total assets with short sales against the box under normal conditions.
(v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(vi) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(viii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
For purposes of limitation (4), FMR considers an issuer to be principally engaged in a business activity normally based on standard industry classifications published by the U.S. Government. However, FMR may consider an issuer to be principally engaged in a business activity if at least 50% of its assets, gross income, or net profits are committed to, or derived from, that activity.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page .
THE FOLLOWING ARE THE FUNDAMENTAL INVESTMENT LIMITATIONS FOR NATURAL RESOURCES FUND SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(4) purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the business activity of the industries in the natural resources sector;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); or
(6) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(7) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING LIMITATIONS FOR NATURAL RESOURCES FUND ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund does not currently intend to hedge more than 40% of its total assets with short sales against the box under normal conditions.
(v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(vi) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vii) The fund does not currently intend to invest in physical commodities other than precious metals (i.e., gold, palladium, platinum and silver) and it intends to limit such investments to not more than 25% of the fund's total assets. The fund may receive no more than 10% of its yearly income from gains resulting from selling metals or any other physical commodity.
(viii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(ix) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
For purposes of limitation (4), FMR considers an issuer to be principally engaged in a business activity normally based on standard industry classifications published by the U.S. Government. However, FMR may consider an issuer to be principally engaged in a business activity if at least 50% of its assets, gross income, or net profits are committed to, or derived from, that activity.
For the fund's limitations on futures contracts and options, see the section entitled "Limitations on Futures and Options Transactions" on page .
THE FOLLOWING ARE THE FUNDAMENTAL INVESTMENT LIMITATIONS FOR TECHNOLOGY FUND SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) borrow money, except that each fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others, except to the extent that a fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(4) purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the business activities of the industries in the technology sector;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent each fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS FOR TECHNOLOGY FUND ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund does not currently intend to hedge more than 40% of its total assets with short sales against the box under normal conditions.
(v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(vi) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(viii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
For purposes of limitation (4), FMR considers an issuer to be principally engaged in a business activity normally based on standard industry classifications published by the U.S. Government. However, FMR may consider an issuer to be principally engaged in a business activity if at least 50% of its assets, gross income, or net profits are committed to, or derived from, that activity.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page .
THE FOLLOWING ARE THE FUNDAMENTAL INVESTMENT LIMITATIONS FOR UTILITIES GROWTH FUND SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) borrow money, except that each fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others, except to the extent that a fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(4) purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the business activities of the industries in the utilities sector;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent each fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS FOR UTILITIES GROWTH FUND ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund does not currently intend to hedge more than 40% of its total assets with short sales against the box under normal conditions.
(v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(vi) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(viii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
For purposes of limitation (4), FMR considers an issuer to be principally engaged in a business activity normally based on standard industry classifications published by the U.S. Government. However, FMR may consider an issuer to be principally engaged in a business activity if at least 50% of its assets, gross income, or net profits are committed to, or derived from, that activity.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" on page .
THE FOLLOWING ARE THE FINANCIAL SERVICES FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the business activities of the industries in the financial services sector;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS FOR FINANCIAL SERVICES FUND ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund does not currently intend to hedge more than 40% of its total assets with short sales against the box under normal conditions.
(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
For purposes of limitation (5), FMR considers an issuer to be principally engaged in a business activity normally based on standard industry classifications published by the U.S. Government. However, FMR may consider an issuer to be principally engaged in a business activity if at least 50% of its assets, gross income, or net profits are committed to, or derived from, that activity.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions " on page .
FINANCIAL SERVICES FUND Rule 12d3-1 under the 1940 Act, allows investment portfolios such as this fund to invest in companies engaged in securities-related activities subject to certain conditions. Purchases of securities of a company that derived 15% or less of gross revenues during its most recent fiscal year from securities-related activities (i.e., broker/dealer, underwriting, or investment advisory activities) are subject only to the same percentage limitations as would apply to any other security the fund may purchase. The fund may purchase securities of an issuer that derived more than 15% of its gross revenues in its most recent fiscal year from securities-related activities, subject to the following conditions:
a. the purchase cannot cause more than 5% of the fund's total assets to be invested in securities of that issuer;
b. for an equity security, the purchase cannot result in the fund owning more than 5% of the issuer's outstanding securities in that class;
c. for a debt security, the purchase cannot result in the fund owning more than 10% of the outstanding principal amount of the issuer's debt securities.
In applying the gross revenue test, an issuer's own securities-related activities must be combined with its ratable share of securities-related revenues from enterprises in which it owns a 20% or greater voting or equity interest. All of the above percentage limitations, as well as the issuer's gross revenue test, are applicable at the time of purchase. With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations shall be made as though such warrant, right, or conversion privilege had been exercised. The fund will not be required to divest its holdings of a particular issuer when circumstances subsequent to the purchase cause one of the above conditions not to be met. The fund is not permitted to acquire any security issued by FMR, FDC, or any affiliated company of these companies that is a securities-related business. The purchase of a general partnership interest in a securities-related business is prohibited.
FUND DESCRIPTIONS
THE FUNDS INVEST PRIMARILY WITHIN THE INVESTMENT AREAS DESCRIBED
BELOW.
CONSUMER INDUSTRIES FUND: COMPANIES ENGAGED IN THE MANUFACTURE AND DISTRIBUTION OF GOODS TO CONSUMERS BOTH DOMESTICALLY AND INTERNATIONALLY. The fund may invest in companies that manufacture or sell durable products such as homes, cars, boats, furniture, major appliances, and personal computers.
The fund also may invest in companies that manufacture, wholesale, or retail non-durable goods such as food, beverages, tobacco, health care products, household and personal care products, apparel, and entertainment products (e.g., books, magazines, TV, cable, movies, music, gaming, sports). In addition, the fund may invest in consumer products and services such as lodging, child care, convenience stores, and car rentals.
The success of durable goods manufacturers and retailers is closely tied to the performance of the overall economy, interest rates, and consumer confidence. These segments are very competitive; success depends heavily on household disposable income and consumer spending. Consumer products and retailing concepts tend to rise and fall with changes in demographics and consumer tastes.
CYCLICAL INDUSTRIES FUND: COMPANIES ENGAGED IN THE RESEARCH, DEVELOPMENT, MANUFACTURE, DISTRIBUTION, SUPPLY, OR SALE OF MATERIALS, EQUIPMENT, PRODUCTS, OR SERVICES RELATED TO CYCLICAL INDUSTRIES. These may include the automotive, chemical, construction and housing, defense and aerospace, environmental services, industrial equipment and materials, paper and forest products, and transportation industries.
Many companies in these industries are significantly affected by general economic trends including employment, economic growth, and interest rates. Other factors that may affect these industries are changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition. At times, worldwide production of these materials used in cyclical industries has exceeded demand as a result of, for example, over-building or economic downturns. During these times, commodity price declines and unit volume reductions resulted in poor investment returns and losses. Furthermore, a company in the cyclical industries may be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
FINANCIAL SERVICES FUND: COMPANIES PROVIDING FINANCIAL SERVICES TO CONSUMERS AND INDUSTRY. Companies in the financial services sector include: commercial banks and savings and loan associations, consumer and industrial finance companies, securities brokerage companies, real estate-related companies, leasing companies, and a variety of firms in all segments of the insurance industry such as multi-line, property and casualty, and life insurance.
The financial services area is currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For instance, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance industries. Moreover, the federal laws generally separating commercial and investment banking are currently being studied by Congress.
Banks, savings and loan associations, and finance companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make and the interest rates and fees they can charge. The profitability of these groups is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. In addition, general economic conditions are important to the operations of these concerns, with exposure to credit losses resulting from possible financial difficulties of borrowers potentially having an adverse effect. Insurance companies are likewise subject to substantial governmental regulation, predominantly at the state level, and may be subject to severe price competition. Securities and Exchange Commission (SEC) regulations provide that the fund may not invest more than 5% of its total assets in the securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities. These companies as well as those deriving more than 15% of profits from brokerage and investment management activities will be considered to be "principally engaged" in this fund's business activity.
HEALTH CARE FUND: COMPANIES ENGAGED IN THE DESIGN, MANUFACTURE, OR SALE OF PRODUCTS OR SERVICES USED FOR OR IN CONNECTION WITH HEALTH CARE OR MEDICINE. Companies in the health care sector include pharmaceutical companies; firms that design, manufacture, sell, or supply medical, dental, and optical products, hardware or services; companies involved in biotechnology, medical diagnostic, and biochemical research and development, as well as companies involved in the operation of health care facilities. Many of these companies are subject to government regulation of their products and services, a factor which could have a significant and possibly unfavorable effect on the price and availability of such products or services. Furthermore, the types of products or services produced or provided by these companies may become obsolete quickly.
NATURAL RESOURCES FUND: cOMPANIES THAT OWN OR DEVELOP NATURAL RESOURCES, OR SUPPLY GOODS AND SERVICES TO SUCH COMPANIES, OR IN PHYSICAL COMMODITIES. Natural resources include precious metals (e.g., gold, platinum and silver), ferrous and nonferrous metals (e.g., iron, aluminum and copper), strategic metals (e.g., uranium and titanium), hydrocarbons (e.g., coal, oil and natural gases), chemicals, forest products, real estate, food, textile and tobacco products, and other basic commodities. Exploring, mining, refining, processing, transporting, and fabricating are examples of activities of companies in the natural resources sector.
Although the fund is authorized to invest up to 50% of its assets in physical commodities, the fund currently intends to invest no more than 25% of its total assets in precious metals and currently intends to limit its investments to readily marketable precious metals. Precious metals, at times, have been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable international monetary and political policies such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries. The fund may also consider instruments and securities indexed to the price of gold or other precious metals as an alternative to direct investments in precious metals.
As a practical matter, investments in physical commodities can present concerns such as delivery, storage and maintenance, possible illiquidity and the unavailability of accurate market valuations. FMR, in addressing these concerns, currently intends to purchase only readily marketable precious metals and to deliver and store them with a qualified U.S. bank. Investments in bullion earn no investment income and may involve higher custody and transaction costs than investments in securities. In order to qualify as a regulated investment company, gains from selling precious metals or any other physical commodity may not exceed 10% of the fund's annual gross income. This tax treatment could cause the fund to hold or sell bullion or securities when it would not otherwise do so.
TECHNOLOGY FUND: COMPANIES WHICH HAVE OR WILL DEVELOP, PRODUCTS, PROCESSES OR SERVICES THAT WILL PROVIDE OR WILL BENEFIT SIGNIFICANTLY FROM TECHNOLOGICAL ADVANCES AND IMPROVEMENTS. These may include, for example, companies that develop, produce, or distribute products or services in the computer, semi-conductor, electronics, communications, health care, and biotechnology sectors.
Competitive pressures may have a significant effect on the financial condition of companies in the technology sector. For example, if technology continues to advance at an accelerated rate, and the number of companies and product offerings continue to expand, these companies could become increasingly sensitive to short product cycles and aggressive pricing.
UTILITIES GROWTH FUND: COMPANIES IN THE PUBLIC UTILITIES INDUSTRY AND COMPANIES DERIVING A MAJORITY OF THEIR REVENUES FROM THEIR PUBLIC UTILITY OPERATIONS. The fund may invest in companies engaged in the manufacture, production, generation, transmission and sale of gas and electric energy; water supply, waste disposal and sewerage and sanitary service companies; and companies engaged in the communications field, including telephone, telegraph, satellite, microwave and the provision of other communication facilities for the public benefit (not including companies involved in public broadcasting). Public utility stocks have traditionally produced above-average dividend income, but the fund's investments are made based on capital appreciation potential. The fund may not own more than 5% of the outstanding voting securities of more than one public utility company as defined by the Public Utility Holding Company Act of 1935. This policy is non-fundamental and may be changed by the Board of Trustees.
THE FOLLOWING PAGES CONTAIN MORE DETAILED INFORMATION ABOUT TYPES OF INSTRUMENTS IN WHICH A FUND MAY INVEST, STRATEGIES FMR MAY EMPLOY IN PURSUIT OF A FUND'S INVESTMENT OBJECTIVE, AND A SUMMARY OF RELATED RISKS. FMR MAY NOT BUY ALL OF THESE INSTRUMENTS OR USE ALL OF THESE TECHNIQUES UNLESS IT BELIEVES THAT DOING SO WILL HELP THE FUND ACHIEVE ITS GOAL.
AFFILIATED BANK TRANSACTIONS. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may include repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission, the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.
CLOSED-END INVESTMENT COMPANIES. Each fund may purchase the shares of closed-end investment companies to facilitate investment in certain countries. Shares of closed-end investment companies may trade at a premium or a discount to their net asset value.
EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in foreign currencies, and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.
Foreign investments involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There is no assurance that FMR will be able to anticipate these potential events or counter their effects. These risks are magnified for investments in developing countries, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.
Economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign markets may offer less protection to investors than U.S. markets. It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading practices, including those involving securities settlement where fund assets may be released prior to receipt of payment, may result in increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer, and may involve substantial delays. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investors. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. It may also be difficult to enforce legal rights in foreign countries. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers.
Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.
American Depositary Receipts (ADRs), as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.
FOREIGN CURRENCY TRANSACTIONS. A fund may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange. A fund may use currency forward contracts for any purpose consistent with its investment objective.
The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.
A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by FMR.
A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.
A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.
Under certain conditions, SEC guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts. As required by SEC guidelines, a fund will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. A fund will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.
Successful use of currency management strategies will depend on FMR's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as FMR anticipates. For example, if a currency's value rose at a time when FMR had hedged a fund by selling that currency in exchange for dollars, a fund would not participate in the currency's appreciation. If FMR hedges currency exposure through proxy hedges, a fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if FMR increases a fund's exposure to a foreign currency and that currency's value declines, a fund will realize a loss. There is no assurance that FMR's use of currency management strategies will be advantageous to a fund or that it will hedge at appropriate times. FUNDS' RIGHTS AS SHAREHOLDERS. Each fund does not intend to direct or administer the day-to-day operations of any company. A fund, however, may exercise its rights as a shareholder and may communicate its views on important matters of policy to management, the Board of Directors, and shareholders of a company when FMR determines that such matters could have a significant effect on the value of the fund's investment in the company. The activities that each fund may engage in, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; or supporting or opposing third-party takeover efforts. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. FMR will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred.
FUTURES AND OPTIONS. The following paragraphs pertain to futures and options; Asset Coverage for Futures and Options Positions, Combined Positions, Correlation of Price Changes, Futures Contracts, Futures Margin Payments, Limitations on Futures and Options Transactions, Liquidity of Options and Futures Contracts, Options and Futures Relating to Foreign Currencies, OTC Options, Purchasing Put and Call Options, and Writing Put and Call Options.
ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS. The funds will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a fund's assets could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.
COMBINED POSITIONS. A fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.
CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of a fund's other investments.
Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.
FUTURES CONTRACTS. When a fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when a fund enters into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor's 500 Index (S&P 500(registered trademark)). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.
The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.
FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund.
LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS. Each fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission (CFTC) and the National Futures Association, which regulate trading in the futures markets before engaging in any purchases or sales of futures contracts or options on futures contracts. Each fund intends to comply with Rule 4.5 under the Commodity Exchange Act, which limits the extent to which the fund can commit assets to initial margin deposits and option premiums.
In addition, each fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.
The above limitations on each fund's investments in futures contracts and options, and each fund's policies regarding futures contracts and options discussed elsewhere in this SAI, may be changed as regulatory agencies permit.
LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the funds' access to other assets held to cover its options or futures positions could also be impaired.
OPTIONS AND FUTURES RELATING TO FOREIGN CURRENCIES. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.
The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. A fund may also purchase and write currency options in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.
OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter options (OTC) (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the funds greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.
PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, a fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. A fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire premium it paid. If the fund exercises the option, it completes the sale of the underlying instrument at the strike price. A fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.
The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.
WRITING PUT AND CALL OPTIONS. When a fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract, a fund will be required to make margin payments to an FCM as described above for futures contracts. A fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option a fund has written, however, the fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.
If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.
Writing a call option obligates a fund to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.
ILLIQUID INVESTMENTS are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid instruments. In determining the liquidity of a fund's investments, FMR may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features) and
(5) the nature of the marketplace for trades (including the ability to assign or offset the fund's rights and obligations relating to the investment).
Investments currently considered by the funds to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, over-the-counter options, and non-government-stripped fixed-rate mortgage-backed securities. Also, FMR may determine some restricted securities, government-stripped fixed-rate mortgage-backed securities, loans and other direct debt instruments, emerging market securities, and swap agreements to be illiquid. However, with respect to over-the-counter options a fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the fund may have to close out the option before expiration.
In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board of Trustees. If through a change in values, net assets, or other circumstances, a fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.
INDEXED SECURITIES. Each fund may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.
The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies. Indexed securities may be more volatile than the underlying instruments.
Natural Resources may consider purchasing securities indexed to the price of precious metals as an alternative to direct investment in precious metals. The fund will only buy precious metals-indexed securities when it is satisfied with the creditworthiness of the issuers liable for payment. The securities generally will earn a nominal rate of interest while held by the fund, and may have maturities of one year or more. In addition, the securities may be subject to being put by the fund to the issuer, with payment to be received on no more than seven days' notice. The put feature would ensure the liquidity of the notes in the absence of an active secondary market.
INTERFUND BORROWING AND LENDING PROGRAM. Pursuant to an exemptive order issued by the SEC, each fund has received permission to lend money to, and borrow money from, other funds advised by FMR or its affiliates. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements, and will borrow through the program only when the costs are equal to or lower than the cost of bank loans. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
LOANS AND OTHER DIRECT DEBT INSTRUMENTS are interests in amounts owed by a corporate, governmental, or other borrower to another party. They may represent amounts owed to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Direct debt instruments may also include standby financing commitments that obligate a fund to supply additional cash to the borrower on demand.
LOWER-QUALITY DEBT SECURITIES. Each fund may purchase lower-quality debt securities (those rated below Baa by Moody's Investors Service, Inc. or BBB by Standard & Poor's, and unrated securities judged by FMR to be of equivalent quality) that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.
While the market for high-yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the 1980s brought a dramatic increase in the use of such securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not provide an accurate indication of the future performance of the high-yield bond market, especially during periods of economic recession.
The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-quality debt securities will be valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high-yield corporate debt securities than is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services to value lower-quality debt securities and a fund's ability to dispose of these securities.
Since the risk of default is higher for lower-quality debt securities, FMR's research and credit analysis are an especially important part of managing securities of this type held by a fund. In considering investments for a fund, FMR will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. FMR's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.
A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders. REAL ESTATE-RELATED INSTRUMENTS include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings. Real estate-related instruments are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.
REPURCHASE AGREEMENTS. In a repurchase agreement, a fund purchases a security and simultaneously commits to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. To protect the fund from the risk that the original seller will not fulfill its obligation, the securities are held in an account of the fund at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility that the value of the underlying security will be less than the resale price, as well as delays and costs to a fund in connection with bankruptcy proceedings), it is each fund's current policy to engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.
RESTRICTED SECURITIES generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, a fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by FMR. Such transactions may increase fluctuations in the market value of a fund's assets and may be viewed as a form of leverage. SECURITIES LENDING. A fund may lend securities to parties such as broker-dealers or institutional investors, including Fidelity Brokerage Services, Inc. (FBSI). FBSI is a member of the New York Stock Exchange (NYSE) and a subsidiary of FMR Corp.
Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by FMR to be of good standing. Furthermore, they will only be made if, in FMR's judgment, the consideration to be earned from such loans would justify the risk. FMR understands that it is the current view of the SEC Staff that a fund may engage in loan transactions only under the following conditions: (1) the fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the fund must be able to terminate the loan at any time; (4) the fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower. Cash received through loan transactions may be invested in any security in which a fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).
SHORT SALES "AGAINST THE BOX." A fund may sell securities short when it owns or has the right to obtain securities equivalent in kind or
amount to the securities sold short. S   uch s    hort sales    are
known as short sales "against the box."     If a fund enters into a
short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is
outstanding. The fund    will     incur transaction costs, including
interest expenses, in connection with opening, maintaining, and closing short sales against the box.
SWAP AGREEMENTS. Swap agreements can be individually negotiated and structured to include exposure to a variety of investments or market factors. Depending on their structure, swap agreements may increase or decrease a fund's exposure to long-or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names. A fund is not limited to any particular form of swap agreement if FMR determines it is consistent with a fund's investment objective and policies.
In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the rights to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor. Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if a fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease a fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price.
The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses. Each fund expects to be able to eliminate its exposure under swap agreements either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.
Each fund will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If a fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the fund's accrued obligations under the swap agreement over the accrued amount the fund is entitled to receive under the agreement. If a fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the fund's accrued obligations under the agreement.
The following paragraph restates fundamental policies previously disclosed in the above fund descriptions.
FUNDAMENTAL POLICIES: Natural Resources is authorized to invest up to 50% of its assets in physical commodities.
PORTFOLIO TRANSACTIONS
All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR pursuant to authority contained in the management contract. If FMR grants investment management authority to the sub-advisers (see the section entitled "Management Contracts"), the sub-advisers are authorized to place orders for the purchase and sale of portfolio securities, and will do so in accordance with the policies described below. FMR is also responsible for the placement of transaction orders for other investment companies and accounts for which it or its affiliates act as investment adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, FMR considers various relevant factors, including, but not limited to: the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; the reasonableness of any commissions; and arrangements for payment of fund expenses. Generally, commissions for investments traded on foreign exchanges will be higher than for investments traded on U.S. exchanges and may not be subject to negotiation.
The funds may execute portfolio transactions with broker-dealers who provide research and execution services to the funds or other accounts over which FMR or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; effect securities transactions, and perform functions incidental thereto (such as clearance and settlement). The selection of such broker-dealers generally is made by FMR (to the extent possible consistent with execution considerations) in accordance with a ranking of broker-dealers determined periodically by FMR's investment staff based upon the quality of research and execution services provided. The receipt of research from broker-dealers that execute transactions on behalf of the funds may be useful to FMR in rendering investment management services to the funds or its other clients, and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other FMR clients may be useful to FMR in carrying out its obligations to the funds. The receipt of such research has not reduced FMR's normal independent research activities; however, it enables FMR to avoid the additional expenses that could be incurred if FMR tried to develop comparable information through its own efforts. Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause each fund to pay such higher commissions, FMR must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers, viewed in terms of a particular transaction or FMR's overall responsibilities to the funds and its other clients. In reaching this determination, FMR will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services.
FMR is authorized to use research services provided by and to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the funds or shares of other Fidelity funds to the extent permitted by law. FMR may use research services provided by and place agency transactions with National Financial Services Corporation (NFSC) and Fidelity Brokerage Services (FBS), indirect subsidiaries of FMR Corp., if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. From September 1992 through December 1994, FBS operated under the name Fidelity Brokerage Services Limited (FBSL). As of January 1995, FBSL was converted to an unlimited liability company and assumed the name FBS.
FMR may allocate brokerage transactions to broker-dealers who have entered into arrangements with FMR under which the broker-dealer allocates a portion of the commissions paid by each fund toward payment of the fund's expenses, such as transfer agent fees or custodian fees. The transaction quality must, however, be comparable to those of other qualified broker-dealers.
Section 11(a) of the Securities Exchange Act of 1934 prohibits members of national securities exchanges from executing exchange transactions for accounts which they or their affiliates manage, unless certain requirements are satisfied. Pursuant to such requirements, the Board of Trustees has authorized NFSC to execute portfolio transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules.
Each fund's Trustees periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the funds and review the commissions paid by each fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.
The following table shows each fund's portfolio turnover rate for the fiscal periods ended July 31, 1997. Because a high turnover rate increases transaction costs and may increase taxable gains, FMR carefully weighs the anticipated benefits of short-term investing against these consequences. An increased turnover rate may be due to a greater volume of shareholder purchase or redemption orders, short-term interest rate volatility and other special market conditions.
FUND         1996   **       1997*

Consumer     N/A                 203    %
Industries

Cyclical     N/A                 155    %
Industries

Financial    N/A                 26    %
Services

Health       N/A                 67    %
Care

Natural       137%               116    %
Resources

Technolog    N/A                 517    %
y

Utilities    N/A                 13    %
Growth

* For the period September 3, 1996 (commencement of operations for all funds except Natural Resources) to July 31, 1997 and for the period November 1, 1996 to July 31, 1997 for Natural Resources.
   ** For the period ended October 31, 1996 (Natural Resources' former fiscal year end).
The following tables show the brokerage commissions paid by each fund. The first table shows the total amount of brokerage commissions paid by each fund and the total amount of brokerage commissions paid to NFSC and FBS (formerly FBSL) for the fiscal period ended July 1997 and for the past three fiscal years (for Natural Resources). The second table shows the percentage of aggregate brokerage commissions paid to and the percentage of the aggregate dollar amount of transactions for which each fund paid brokerage commissions effected through NFSC and FBS for the fiscal period ended July 1997. The third table shows the amount of brokerage commissions paid to firms providing research and the approximate dollar amount of the transactions on which brokerage commissions were paid for the fiscal period ended July 1997. Each of these funds pays both commissions and spreads in connection with the placement of portfolio transactions; NFSC and FBS are paid on a commission basis. The difference between the percentage of brokerage commissions paid to and the percentage of the dollar amount of transactions effected through NFSC is a result of the low commission rates charged by NFSC.

                    FISCAL PERIOD   TOTAL                TO NFSC            TO FBS
                    ENDED           AMOUNT PAID

CONSUMER            July 31
INDUSTRIES

1997**                               $    18,632         $    3,290         $    0

CYCLICAL            July 31
INDUSTRIES

1997**                                   7,727                629                0

FINANCIAL           July 31
SERVICES

1997**                                   33,913               6,594              0

HEALTH              July 31
CARE

1997**                                   56,012               5,393              372

NATURAL             July 31
RESOURCES

11/1/96    -                             1,806,488            208,562            8,250
       7/31/97

1996*                                    1,485,040            288,669            10,616

1995*                                    947,646              243,517            0

1994*                                    630,752              195,272            0

TECHNOLOG           July 31
Y

1997**                                   129,089              23,843             0

UTILITIES           July 31
GROWTH

1997**                                   4,033                451                0



             FISCAL PERIOD       % OF             % OF               % OF            % OF
             ENDED 1997**        COMMISSIONS      TRANSACTIONS       COMMISSIONS     TRANSACTIONS
                                 PAID TO NFSC     EFFECTED THROUGH   PAID TO FBS     EFFECTED THROUGH
                                                  NFSC                               FBS

CONSUMER     July 31                 17.66    %       19.98    %         0    %          0    %
INDUSTRIES

CYCLICAL     July 31                 8.14    %        7.58    %          0    %          0    %
INDUSTRIES

FINANCIAL    July 31                 19.44    %       25.71    %         0    %          0    %
SERVICES

HEALTH       July 31                 9.63    %        16.44    %         0.66    %       0.29    %
CARE

NATURAL      July 31                 11.54    %       20.68    %         0.46    %       0.22    %
RESOURCES

             October 31, 1996*       19.44    %       31.89    %         0.71    %       0.58    %

TECHNOLOG    July 31                 18.48    %       28.35    %         0    %          0    %
Y

UTILITIES    July 31                 11.17    %       9.59    %          0    %          0    %
GROWTH



             FISCAL PERIOD       AMOUNT PAID TO FIRMS         TOTAL AMOUNT OF
             ENDED 1997**        PROVIDING RESEARCH(dagger)   TRANSACTIONS ON WHICH
                                                              COMMISSIONS WERE PAID

CONSUMER     July 31              $    15,787                  $    12,014,749
INDUSTRIES

CYCLICAL     July 31                  4,723                        4,695,506
INDUSTRIES

FINANCIAL    July 31                  30,346                       36,938,568
SERVICES

HEALTH       July 31                  49,063                       46,315,068
CARE

NATURAL      July 31                  1,762,816                    1,245,163,454
RESOURCES

             October 31, 1996*        1,403,086                    885,823,001

TECHNOLOG    July 31                  124,428                      119,531,893
Y

UTILITIES    July 31                  1,407                        1,316,696
GROWTH


* Fiscal year ended October 31
** For the period September 3, 1996 (commencement of operations) to July 31, 1997 for all funds other than Natural Resources and for the period November 1, 1996 to July 31, 1997 for Natural Resources (dagger) The provision of research services was not necessarily a factor in the placement of all this business with such firms.
From time to time the Trustees will review whether the recapture for the benefit of the funds of some portion of the brokerage commissions or similar fees paid by the funds on portfolio transactions is legally permissible and advisable. Each fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for each fund to seek such recapture.
Although the Trustees and officers of each fund are substantially the same as those of other funds managed by FMR, investment decisions for each fund are made independently from those of other funds managed by FMR or accounts managed by FMR affiliates. It sometimes happens that the same security is held in the portfolio of more than one of these funds or accounts. Simultaneous transactions are inevitable when several funds and accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or account.
When two or more funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to each fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.
VALUATION
Fidelity Service Company, Inc. (FSC) normally determines each class's net asset value per share (NAV) as of the close of the NYSE (normally 4:00 p.m. Eastern time). The valuation of portfolio securities is determined as of this time for the purpose of computing each class's NAV.
Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is the United States are valued at last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or last bid price normally is used. Securities of other open-end investment companies are valued at their respective NAVs.
Fixed-income securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, fixed-income securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the funds may use various pricing services or discontinue the use of any pricing service.
Futures contracts and options are valued on the basis of market quotations, if available.
Foreign securities are valued based on prices furnished by independent brokers or quotation services which express the value of securities in their local currency. FSC gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an extraordinary event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange on which that security is traded, then that security will be valued as determined in good faith by a committee appointed by the Board of Trustees.
Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. In addition, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair market value of such securities.
PERFORMANCE
Each class of shares may quote performance in various ways. All performance information supplied by the funds in advertising is historical and is not intended to indicate future returns. Each class's share price, yield, and total return fluctuate in response to market conditions and other factors, and the value of shares when redeemed may be more or less than their original cost.
TOTAL RETURN CALCULATIONS. Total returns quoted in advertising reflect all aspects of a class's return, including the effect of reinvesting dividends and capital gain distributions, and any change in a class's NAV over a stated period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the class over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. Average annual total returns covering periods of less than one year are calculated by determining a class's total return for the period, extending that return for a full year (assuming that return remains constant over the year), and quoting the result as an annual return. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the class.
In addition to average annual total returns, a class may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis and may be quoted with or without taking a class's maximum sales charge into account and may or may not include the
effect of a    fund's 1.00% short-term trading fee on shares held less
than 60 days    . Excluding a class's sales charge    or short-term
trading     fee from a total return calculation produces a higher
total return figure. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.
NET ASSET VALUE. Charts and graphs using NAVs, adjusted NAVs, and benchmark indices may be used to exhibit performance. An adjusted NAV includes any distributions paid by a fund and reflects all elements of its return. Unless otherwise indicated, a fund's adjusted NAVs are not adjusted for sales charges, if any.
MOVING AVERAGES. A fund may illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing NAV for a specified period. A short-term moving average is the average of each day's adjusted closing NAV for a specified period. Moving Average Activity Indicators combine adjusted closing NAVs from the last business day of each week with moving averages for a specified period to produce indicators showing when an NAV has crossed, stayed above, or stayed below its moving average.
The 13-week and 39-week    short    -term moving averages for each
class of each fund on July 25, 1997 are shown below:
FUND   13-WEEK   39-WEEK

Consumer              $   12.55       $   11.60
Industries
   -     Class A

Consumer                 12.53           11.59
Industries
   -     Class T

Consumer                 12.51           11.59
Industries
   -     Class B

Consumer                 12.58           11.62
Industries
   -
       Institutiona
l

Cyclical                 12.72           11.77
Industries
   -     Class A

Cyclical                 12.70           11.76
Industries
   -     Class T

Cyclical                 12.69           11.75
Industries
   -     Class B

Cyclical                 12.76           11.79
Industries
   -
       Institutiona
l

Financial                13.62           12.58
Services    -
       Class A

Financial                13.58           12.55
Services    -
       Class T

Financial                13.56           12.55
Services    -
       Class B

Financial                13.63           12.58
Services    -
       Institutiona
l

Health                   13.23           11.97
Care    -
       Class A

Health                   13.19           11.94
Care    -
       Class T

Health                   13.16           11.93
Care    -
       Class B

Health                   13.25           11.98
Care    -
       Institutiona
l

Natural                  24.74           24.24
Resources
   -     Class A

Natural                  24.91           24.40
Resources
   -     Class T

Natural                  24.59           24.12
Resources
   -     Class B

Natural                  24.97           24.44
Resources
   -
       Institutiona
l

Technolog                14.45           13.28
y    -     Class
A

Technolog                14.41           13.24
y    -     Class T

Technolog                14.40           13.24
y    -     Class B

Technolog                14.46           13.27
y    -
       Institutiona
l

Utilities                12.51           11.76
Growth    -
       Class A

Utilities                12.48           11.73
Growth    -
       Class T

Utilities                12.46           11.73
Growth    -
       Class B

Utilities                12.52           11.76
Growth    -
       Institutiona
l

The following table shows performance for each class of each fund. Class A shares have a maximum front-end sales charge of 5.75%. Class A shares are also subject to a 12b-1 fee of 0.25%. Class T shares have a maximum front-end sales charge of 3.50%. Class T shares are also subject to a 12b-1 fee of 0.50%. Class B shares may be subject to a contingent deferred sales charge (CDSC) upon redemption: maximum CDSC is 5.00%. Class B shares are also subject to a 12b-1 fee of 1.00%. Class C shares that are redeemed within a year of purchase are subject
to a CDSC of 1.00%.    Class C shares are also subject to a 12b-1 fee
of 1.00%.     Institutional Class shares do not have a sales charge or
a 12b-1 fee.
HISTORICAL FUND RESULTS. The following table shows the total returns for each class of each fund for periods ended July 31, 1997.
      Average Annual Total   Cumulative Total
      Returns1               Returns1


                        Fiscal    One    Five    Life             One    Five    Life of
                        Period    Year   Years   of Fund+         Year   Years   Fund+
                        Ended



Consumer                7/31      N/A    N/A     N/A              N/A    N/A        27.88    %
Industries    -
       Class A

Consumer                          N/A    N/A     N/A              N/A    N/A        30.52    %
Industries    -
       Class T

Consumer                          N/A    N/A     N/A              N/A    N/A        29.95    %
Industries    -
       Class B

Consumer                          N/A    N/A     N/A              N/A    N/A        33.95    %
Industries    -
       Class C

Consumer                          N/A    N/A     N/A              N/A    N/A        35.98    %
Industries    -
       Institutional

Cyclical                7/31      N/A    N/A     N/A              N/A    N/A        31.11    %
Industries    -
       Class A

Cyclical                          N/A    N/A     N/A              N/A    N/A        33.95    %
Industries    -
       Class T

Cyclical                          N/A    N/A     N/A              N/A    N/A        33.61    %
Industries    -
       Class B

Cyclical                          N/A    N/A     N/A              N/A    N/A        37.61    %
Industries    -
       Class C




Cyclical                       N/A             N/A             N/A                   N/A             N/A
   39.64    %
Industries    -

       Institutional


Financial               7/31   N/A             N/A             N/A                   N/A             N/A
   42.65    %
Services    -

       Class A


Financial                      N/A             N/A             N/A                   N/A             N/A
   45.67    %
Services    -

       Class T


Financial                      N/A             N/A             N/A                   N/A             N/A
   45.65    %
Services    -

       Class B


Financial                      N/A             N/A             N/A                   N/A             N/A
   49.65    %
Services    -

       Class C


Financial                      N/A             N/A             N/A                   N/A             N/A
   51.78    %
Services    -

       Institutional


Health Care             7/31   N/A             N/A             N/A                   N/A             N/A
   32.89    %
   -     Class A


Health Care                    N/A             N/A             N/A                   N/A             N/A
   35.58    %
   -     Class T


Health Care                    N/A             N/A             N/A                   N/A             N/A
   35.10    %
   -     Class B


Health Care                    N/A             N/A             N/A                   N/A             N/A
   39.10    %
   -     Class C


Health Care                    N/A             N/A             N/A                   N/A             N/A
   41.20    %
   -

       Institutional


Natural                 7/31      17.23    %      17.67    %      16.36    %            17.23    %      125.57    %
   328.05    %
Resources    -

       Class A


Natural                           20.26    %      18.27    %      16.67    %            20.26    %      131.40    %
   339.12    %
Resources    -

       Class T


Natural                           18.94    %      18.59    %      16.94    %            18.94    %      134.59    %
   348.96    %
Resources    -

       Class B


Natural                           22.94    %      18.80    %      16.94    %            22.94    %      136.59    %
   348.96    %
Resources    -

       Class C


Natural                           25.12    %      19.23    %      17.16    %            25.12    %      140.96    %
   357.25    %
Resources    -

       Institutional


Technology              7/31   N/A             N/A             N/A                   N/A             N/A
   51.38    %
   -     Class A


Technology                     N/A             N/A             N/A                   N/A             N/A
   54.51    %
   -     Class T


Technology                     N/A             N/A             N/A                   N/A             N/A
   54.81    %
   -     Class B


Technology                     N/A             N/A             N/A                   N/A             N/A
   58.61    %
   -     Class C


Technology                     N/A             N/A             N/A                   N/A             N/A
   60.95    %
   -

       Institutional


Utilities               7/31   N/A             N/A             N/A                   N/A             N/A
   24.75    %
Growth    -

       Class A


Utilities                      N/A             N/A             N/A                   N/A             N/A
   27.34    %
Growth    -

       Class T


Utilities                      N/A             N/A             N/A                   N/A             N/A
   26.75    %
Growth    -

       Class B


Utilities                      N/A             N/A             N/A                   N/A             N/A
   30.75    %
Growth    -

       Class C


Utilities                      N/A             N/A             N/A                   N/A             N/A
   32.68    %
Growth    -

       Institutional



+ Life of fund figures are from September 3, 1996 (commencement of operations) for Consumer Industries, Cyclical Industries, Financial Services, Health Care, Technology, and Utilities Growth and for the period December 29, 1987 (commencement of operations) to July 31, 1997 for Natural Resources.
1 Average annual and cumulative total returns for Class A include the effect of paying Class A's maximum applicable front-end sales charge of 5.75%.
 Average annual and cumulative total returns for Class T include the effect of paying Class T's maximum applicable front-end sales charge of 3.50%.
 Average annual and cumulative total returns for Class B include the effect of paying Class B's CDSC upon redemption based on the following
schedule: one year or less,    5.00    %; greater than one year to two
years,    4.00    %; greater than 2 years to four years,    3.00    %;
greater than four years to five years,    2.00    %; greater than five
years to six years,    1.00    %; greater than six years, 0%.
 Average annual and cumulative returns for Class C include the effect
of paying Class C's    1.00    % CDSC imposed on Class C redeemed
within one year of purchase.
    Initial offering of Class A took place on September 3, 1996. For Natural Resources, Class A returns prior to September 3, 1996 are those of Class T which reflect a 12b-1 fee of 0.50% (0.65% prior to January 1, 1996). If Class A's 12b-1 fee had been reflected, total returns prior to September 3, 1996 would have been higher.
    Initial offering of Class B of each fund (except Natural Resources) took place on March 3, 1997. Class B returns prior to March 3, 1997 are those of Class T which reflect a 12b-1 fee of 0.50%. If Class B's 12b-1 fee had been reflected, total returns prior to March 3, 1997 would have been lower.
    Initial offering of Class B of Natural Resources took place on July 3, 1995. Class B returns prior to July 3, 1995 are those of Class T which reflect a 12b-1 fee of 0.65%. If Class B's 12b-1 fee had been reflected, total returns prior to July 3, 1995 would have been lower.
    Class C of each fund is expected to commence operations on or about November 3, 1997.
    Class C returns for each fund (except Natural Resources) from July 31, 1997 through March 3, 1997 are those of Class B which reflect a 12b-1 fee of 1.00%. Class C returns prior to March 3, 1997 are those of Class T which reflect a 12b-1 fee 0.50%. If Class C's 12b-1 fee had been reflected, total returns prior to March 3, 1997 would have been lower.
    Class C returns for Natural Resources from July 31, 1997 through July 3, 1995 are those of Class B which reflect a 12b-1 fee of 1.00%. Class C returns prior to July 3, 1995 are those of Class T which reflect a 12b-1 fee of 0.65%. If Class C's 12b-1 fee had been reflected, total returns prior to July 3, 1995 would have been lower.
   If FMR had not reimbursed certain class expenses during these periods, the life of fund figures for each class of Consumer Industries, Cyclical Industries, Financial Services, Health Care, Technology, and Utilities Growth would have been lower. If FMR had not reimbursed certain class expenses during these periods, the life of fund figures and 5 years figures for Class T, Class B, Class C, and Institutional Class of Natural Resources, and all the returns for Class A of Natural Resources would have been lower.
The following tables show the income and capital elements of each class's cumulative total return. The tables compare each class's return to the record of the S&P 500, the Dow Jones Industrial Average
(DJIA), and the cost of living, as measured by the Consumer Price Index (CPI), over the same period. The CPI information is as of the month-end closest to the initial investment date for each class. The S&P 500 and DJIA comparisons are provided to show how each class's total return compared to the record of a broad unmanaged index of common stocks and a narrower set of stocks of major industrial companies, respectively, over the same period. Each fund has the ability to invest in securities not included in either index, and its investment portfolio may or may not be similar in composition to the indexes. The S&P 500 and DJIA returns are based on the prices of unmanaged groups of stocks and, unlike each class's returns, do not include the effect of brokerage commissions or other costs of investing.
The following tables show the growth in value of a hypothetical $10,000 investment in each class of each fund during the life of each fund, assuming all distributions were reinvested. The figures below reflect the fluctuating interest rates, bond prices, and stock prices of the specified periods and should not be considered representative of the dividend income or capital gain or loss that could be realized from an investment in a class today. Tax consequences of different investments have not been factored into the figures below. The figures
do not include the effect of each fund's 1.00%    short-term
trading     fee applicable to shares held less than 60 days.
During the period from September 3, 1996 (commencement of operations of the fund) to July 31, 1997, a hypothetical $10,000 investment in
Class A of Consumer Industries would have grown to $   12,788    ,
including the effect of Class A's 5.75% maximum sales charge.

CONSUMER INDUSTRIES    -     CLASS A                           INDICES




P     Value of          Value of        Value of        Total             S&P 500           DJIA              Cost of

er    Initial           Reinvested      Reinvested      Value                                                 Living**

io    $10,000           Dividend        Capital Gain

d     Investment        Distributions   Distributions

E

n

de

d

Ju

ly

3

1











1     $    12,705       $    71         $    12         $    12,788       $    14,898       $    14,901       $
   10,203
9

9

7

*



* From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of Consumer Industries on September 3, 1996, assuming the 5.75% maximum sales charge had been in effect, the net amount invested in Class A
shares was $   9,425    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   10,066    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   9     for dividends
and $   57     for capital gain distributions.    The figures do not
include the effect of the fund's 1.00% short-term fee applicable to shares held less than 60 days.
During the period from September 3, 1996 (commencement of operations of the fund) to July 31, 1997, a hypothetical $10,000 investment in
Class T of Consumer Industries would have grown to $   13,052    ,
including the effect of Class T's 3.50% maximum sales charge.

CONSUMER INDUSTRIES    -     CLASS T                           INDICES




P     Value of          Value of        Value of        Total             S&P 500           DJIA              Cost of

er    Initial           Reinvested      Reinvested      Value                                                 Living**

io    $10,000           Dividend        Capital Gain

d     Investment        Distributions   Distributions

E

n

de

d

Ju

ly

3

1











1     $    12,979       $    0          $    73         $    13,052       $    14,898       $    14,901       $
   10,203
9

9

7

*



* From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of Consumer Industries on September 3, 1996, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T
shares was $   9,650    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   10,058    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   0     for dividends
and $   58     for capital gain distributions.    The figures do not
include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days.
During the period from September 3, 1996 (commencement of operations of the fund) to July 31, 1997, a hypothetical $10,000 investment in
Class B of Consumer Industries would have grown to $   12,995    ,
including the effect of Class B's maximum applicable CDSC.

CONSUMER INDUSTRIES    -     CLASS B                           INDICES




P     Value of          Value of        Value of        Total             S&P 500           DJIA              Cost of

er    Initial           Reinvested      Reinvested      Value                                                 Living**

io    $10,000           Dividend        Capital Gain

d     Investment        Distributions   Distributions

E

n

de

d

Ju

ly

3

1











1     $    12,920       $    0          $    75         $    12,995       $    14,898       $    14,901       $
   10,203
9

9

7

*



* From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of
Consumer Industries on September 3, 1996,    assuming the maximum
applicable CDSC had been in effect,     the net amount invested in
Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $   10,060    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   0     for dividends
and $   60     for capital gain distributions.    The figures do not
include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days. Initial offering of Class B took place on March 3, 1997. Class B returns prior to March 3, 1997 are those of Class T which reflect a 12b-1 fee of 0.50%. If Class B's 12b-1 fee had been reflected, total returns prior to March 3, 1997 would have been lower.
During the period from September 3, 1996 (commencement of operations of the fund) to July 31, 1997, a hypothetical $10,000 investment in
Class C of Consumer Industries would have grown to $   13,395    ,
including the effect of Class C's maximum applicable CDSC.

CONSUMER INDUSTRIES    -     CLASS C                           INDICES




P     Value of          Value of        Value of        Total             S&P 500           DJIA              Cost of

er    Initial           Reinvested      Reinvested      Value                                                 Living**

io    $10,000           Dividend        Capital Gain

d     Investment        Distributions   Distributions

E

n

de

d

Ju

ly

3

1











1     $    13,320       $    0          $    75         $    13,395       $    14,898       $    14,901       $
   10,203
9

9

7

*



* From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class C of
Consumer Industries on September 3, 1996,    assuming the maximum CDSC
had been in effect,     the net amount invested in Class C shares was
$10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time
they were reinvested) amounted to $   10,060    . If distributions had
not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period
would have amounted to $   0     for dividends and $   60     for
capital gain distributions.    The figures do not include the effect
of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days. Class C is expected to commence operations on or about November 3, 1997. Class C returns from July 31, 1997 through March 3, 1997 are those of Class B which reflect a 12b-1 fee of 1.00%. Class C returns prior to March 3, 1997 are those of Class T which reflect a 12b-1 fee of 0.50%. If Class C's 12b-1 fee had been reflected, total returns prior to March 3, 1997 would have been lower.
During the period from September 3, 1996 (commencement of operations of the fund) to July 31, 1997, a hypothetical $10,000 investment in Institutional Class of Consumer Industries would have grown to
$   13,598    .

CONSUMER INDUSTRIES    -     INSTITUTIONAL CLASS                           INDICES




P     Value of          Value of        Value of        Total             S&P 500           DJIA              Cost of

er    Initial           Reinvested      Reinvested      Value                                                 Living**

io    $10,000           Dividend        Capital Gain

d     Investment        Distributions   Distributions

E

n

de

d

Ju

ly

3

1











1     $    13,510       $    13         $    75         $    13,598       $    14,898       $    14,901       $
   10,203
9

9

7

*



* From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Consumer Industries on September 3, 1996, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $   10,070    . If distributions had not been reinvested,
the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   10     for dividends and $   60     for capital gain
distributions.    The figures do not include the effect of the fund's
1.00% short-term trading fee applicable to shares held less than 60 days.
During the period from September 3, 1996 (commencement of operations of the fund) to July 31, 1997, a hypothetical $10,000 investment in
Class A of Cyclical Industries would have grown to $   13,111    ,
including the effect of Class A's 5.75% maximum sales charge.

CYCLICAL INDUSTRIES    -     CLASS A                           INDICES




P     Value of          Value of        Value of        Total             S&P 500           DJIA              Cost of

er    Initial           Reinvested      Reinvested      Value                                                 Living**

io    $10,000           Dividend        Capital Gain

d     Investment        Distributions   Distributions

E

n

de

d

Ju

ly

3

1











1     $    13,007       $    11         $    93         $    13,111       $    14,898       $    14,901       $
   10,203
9

9

7

*



* From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of Cyclical Industries on September 3, 1996, assuming the 5.75% maximum sales charge had been in effect, the net amount invested in Class A
shares was $   9,425    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   10,085    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   9     for dividends
and $   75     for capital gain distributions.    The figures do not
include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days.
During the period from September 3, 1996 (commencement of operations of the fund) to July 31, 1997, a hypothetical $10,000 investment in
Class T of Cyclical Industries would have grown to $   13,395    ,
including the effect of Class T's 3.50% maximum sales charge.

CYCLICAL INDUSTRIES    -     CLASS T                           INDICES




P     Value of          Value of        Value of        Total             S&P 500           DJIA              Cost of

er    Initial           Reinvested      Reinvested      Value                                                 Living**

io    $10,000           Dividend        Capital Gain

d     Investment        Distributions   Distributions

E

n

de

d

Ju

ly

3

1











1     $    13,288       $    12         $    95         $    13,395       $    14,898       $    14,901       $
   10,203
9

9

7

*



* From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of Cyclical Industries on September 3, 1996, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T
shares was $   9,650    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   10,087    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   10     for
dividends and $   77     for capital gain distributions.    The
figures do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days.
During the period from September 3, 1996 (commencement of operations of the fund) to July 31, 1997, a hypothetical $10,000 investment in
Class B of Cyclical Industries would have grown to $   13,361    ,
including the effect of Class B's maximum applicable CDSC.

CYCLICAL INDUSTRIES    -     CLASS B                           INDICES




P     Value of          Value of        Value of        Total             S&P 500           DJIA              Cost of

er    Initial           Reinvested      Reinvested      Value                                                 Living**

io    $10,000           Dividend        Capital Gain

d     Investment        Distributions   Distributions

E

n

de

d

Ju

ly

3

1











1     $    13,250       $    12         $    99         $    13,361       $    14,898       $    14,901       $
   10,203
9

9

7

*



* From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of
Cyclical Industries on September 3, 1996,    assuming the maximum
applicable CDSC had been in effect,     the net amount invested in
Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $   10,090    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   10     for
dividends and $   80     for capital gain distributions.    The
figures do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days. Initial offering of Class B took place on March 3, 1997. Class B returns prior to March 3, 1997 are those of Class T which reflect a 12b-1 fee of 0.50%. If Class B's 12b-1 fee had been reflected, total returns prior to March 3, 1997 would have been lower.
During the period from September 3, 1996 (commencement of operations of the fund) to July 31, 1997, a hypothetical $10,000 investment in
Class C of Cyclical Industries would have grown to $   13,761    ,
including the effect of Class C's maximum applicable CDSC.

CYCLICAL INDUSTRIES    -     CLASS C                           INDICES




P     Value of          Value of        Value of        Total             S&P 500           DJIA              Cost of

er    Initial           Reinvested      Reinvested      Value                                                 Living**

io    $10,000           Dividend        Capital Gain

d     Investment        Distributions   Distributions

E

n

de

d

Ju

ly

3

1











1     $    13,650       $    12         $    99         $    13,761       $    14,898       $    14,901       $
   10,203
9

9

7

*



* From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class C of
Cyclical Industries on September 3, 1996,    assuming the maximum CDSC
had been in effect,     the net amount invested in Class C shares was
$10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time
they were reinvested) amounted to $   10,090    . If distributions had
not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period
would have amounted to $   10     for dividends and $   80     for
capital gain distributions.    The figures do not include the effect
of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days. Class C is expected to commence operations on or about November 3, 1997. Class C returns from July 31, 1997 through March 3, 1997 are those of Class B which reflect a 12b-1 fee of 1.00%. Class C returns prior to March 3, 1997 are those of Class T which reflect a 12b-1 fee of 0.50%. If Class C's 12b-1 fee had been reflected, total returns prior to March 3, 1997 would have been lower.
During the period from September 3, 1996 (commencement of operations of the fund) to July 31, 1997, a hypothetical $10,000 investment in Institutional Class of Cyclical Industries would have grown to
$   13,964    .

CYCLICAL INDUSTRIES    -     INSTITUTIONAL CLASS                           INDICES




P     Value of          Value of        Value of        Total             S&P 500           DJIA              Cost of

er    Initial           Reinvested      Reinvested      Value                                                 Living**

io    $10,000           Dividend        Capital Gain

d     Investment        Distributions   Distributions

E

n

de

d

Ju

ly

3

1











1     $    13,840       $    25         $    99         $    13,964       $    14,898       $    14,901       $
   10,203
9

9

7

*



* From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Cyclical Industries on September 3, 1996, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $   10,100    . If distributions had not been reinvested,
the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   20     for dividends and $   80     for capital gain
distributions.    The figures do not include the effect of the fund's
1.00% short-term trading fee applicable to shares held less than 60 days.
During the period from September 3, 1996 (commencement of operations of the fund) to July 31, 1997, a hypothetical $10,000 investment in
Class A of Financial Services would have grown to $   14,265    ,
including the effect of Class A's 5.75% maximum sales charge.

FINANCIAL SERVICES    -     CLASS A                           INDICES




P     Value of          Value of        Value of        Total             S&P 500           DJIA              Cost of

er    Initial           Reinvested      Reinvested      Value                                                 Living**

io    $10,000           Dividend        Capital Gain

d     Investment        Distributions   Distributions

E

n

de

d

Ju

ly

3

1











1     $    14,241       $    12         $    12         $    14,265       $    14,898       $    14,901       $
   10,203
9

9

7

*



* From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of Financial Services on September 3, 1996, assuming the 5.75% maximum sales charge had been in effect, the net amount invested in Class A
shares was $   9,425    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   10,018    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   9     for dividends
and $   9     for capital gain distributions.    The figures do not
include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days.
During the period from September 3, 1996 (commencement of operations of the fund) to July 31, 1997, a hypothetical $10,000 investment in
Class T of Financial Services would have grown to $   14,567    ,
including the effect of Class T's 3.50% maximum sales charge.

FINANCIAL SERVICES    -     CLASS T                           INDICES




P     Value of          Value of        Value of        Total             S&P 500           DJIA              Cost of

er    Initial           Reinvested      Reinvested      Value                                                 Living**

io    $10,000           Dividend        Capital Gain

d     Investment        Distributions   Distributions

E

n

de

d

Ju

ly

3

1











1     $    14,543       $    12         $    12         $    14,567       $    14,898       $    14,901       $
   10,203
9

9

7

*



* From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of Financial Services on September 3, 1996, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T
shares was $   9,650    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   10,019    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   10     for
dividends and $   10     for capital gain distributions.    The
figures do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days.
During the period from September 3, 1996 (commencement of operations of the fund) to July 31, 1997, a hypothetical $10,000 investment in
Class B of Financial Services would have grown to $   14,565    ,
including the effect of Class B's maximum applicable CDSC.

FINANCIAL SERVICES    -     CLASS B                           INDICES




P     Value of          Value of        Value of        Total             S&P 500           DJIA              Cost of

er    Initial           Reinvested      Reinvested      Value                                                 Living**

io    $10,000           Dividend        Capital Gain

d     Investment        Distributions   Distributions

E

n

de

d

Ju

ly

3

1











1     $    14,540       $    12         $    13         $    14,565       $    14,898       $    14,901       $
   10,203
9

9

7

*



* From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of
Financial Services on September 3, 1996,    assuming the maximum
applicable CDSC had been in effect,     the net amount invested in
Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $   10,020    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   10     for
dividends and $   10     for capital gain distributions.    The
figures do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days. Initial offering of Class B took place on March 3, 1997. Class B returns prior to March 3, 1997 are those of Class T which reflect a 12b-1 fee of 0.50%. If Class B's 12b-1 fee had been reflected, total returns prior to March 3, 1997 would have been lower.
During the period from September 3, 1996 (commencement of operations of the fund) to July 31, 1997, a hypothetical $10,000 investment in
Class C of Financial Services would have grown to $   14,965    ,
including the effect of Class C's maximum applicable CDSC.

FINANCIAL SERVICES    -     CLASS C                           INDICES




P     Value of          Value of        Value of        Total             S&P 500           DJIA              Cost of

er    Initial           Reinvested      Reinvested      Value                                                 Living**

io    $10,000           Dividend        Capital Gain

d     Investment        Distributions   Distributions

E

n

de

d

Ju

ly

3

1











1     $    14,940       $    12         $    13         $    14,965       $    14,898       $    14,901       $
   10,203
9

9

7

*



* From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class C of
Financial Services on September 3, 1996,    assuming the maximum CDSC
had been in effect,     the net amount invested in Class C shares was
$10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time
they were reinvested) amounted to $   10,020    . If distributions had
not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period
would have amounted to $   10     for dividends and $   10     for
capital gain distributions.    The figures do not include the effect
of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days. Class C is expected to commence operations on or about November 3, 1997. Class C returns from July 31, 1997 through March 3, 1997 are those of Class B which reflect a 12b-1 fee of 1.00%. Class C returns prior to March 3, 1997 are those of Class T which reflect a 12b-1 fee of 0.50%. If Class C's 12b-1 fee had been reflected, total returns prior to March 3, 1997 would have been lower.
During the period from September 3, 1996 (commencement of operations of the fund) to July 31, 1997, a hypothetical $10,000 investment in Institutional Class of Financial Services would have grown to
$   15,178    .

FINANCIAL SERVICES    -     INSTITUTIONAL CLASS                           INDICES




P     Value of          Value of        Value of        Total             S&P 500           DJIA              Cost of

er    Initial           Reinvested      Reinvested      Value                                                 Living**

io    $10,000           Dividend        Capital Gain

d     Investment        Distributions   Distributions

E

n

de

d

Ju

ly

3

1











1     $    15,140       $    25         $    13         $    15,178       $    14,898       $    14,901       $
   10,203
9

9

7

*



* From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Financial Services on September 3, 1996, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $   10,030    . If distributions had not been reinvested,
the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   20     for dividends and $   10     for capital gain
distributions.    The figures do not include the effect of the fund's
1.00% short-term trading fee applicable to shares held less than 60 days.
During the period from September 3, 1996 (commencement of operations of the fund) to July 31, 1997, a hypothetical $10,000 investment in
Class A of Health Care would have grown to $   13,289    , including
the effect of Class A's 5.75% maximum sales charge.
HEALTH CARE    -     CLASS A                           INDICES



P     Value of          Value of        Value of        Total             S&P 500           DJIA              Cost of

er    Initial           Reinvested      Reinvested      Value                                                 Living**

io    $10,000           Dividend        Capital Gain

d     Investment        Distributions   Distributions

E

n

de

d

Ju

ly

3

1











1     $    13,289       $    0          $    0          $    13,289       $    14,898       $    14,901       $
   10,203
9

9

7

*



* From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of Health Care on September 3, 1996, assuming the 5.75% maximum sales charge had been in effect, the net amount invested in Class A shares
was $   9,425    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   10,000    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   0     for dividends
and $   0     for capital gain distributions.    The figures do not
include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days.
During the period from September 3, 1996 (commencement of operations of the fund) to July 31, 1997, a hypothetical $10,000 investment in
Class T of Health Care would have grown to $   13,558    , including
the effect of Class T's 3.50% maximum sales charge.
HEALTH CARE    -     CLASS T                           INDICES



P     Value of          Value of        Value of        Total             S&P 500           DJIA              Cost of

er    Initial           Reinvested      Reinvested      Value                                                 Living**

io    $10,000           Dividend        Capital Gain

d     Investment        Distributions   Distributions

E

n

de

d

Ju

ly

3

1











1     $    13,558       $    0          $    0          $    13,558       $    14,898       $    14,901       $
   10,203
9

9

7

*



* From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of Health Care on September 3, 1996, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T shares
was $   9,650    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   10,000    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   0     for dividends
and $   0     for capital gain distributions.    The figures do not
include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days.
During the period from September 3, 1996 (commencement of operations of the fund) to July 31, 1997, a hypothetical $10,000 investment in
Class B of Health Care would have grown to $   13,510    , including
the effect of Class B's maximum applicable CDSC.
HEALTH CARE    -     CLASS B                           INDICES



P     Value of          Value of        Value of        Total             S&P 500           DJIA              Cost of

er    Initial           Reinvested      Reinvested      Value                                                 Living**

io    $10,000           Dividend        Capital Gain

d     Investment        Distributions   Distributions

E

n

de

d

Ju

ly

3

1











1     $    13,510       $    0          $    0          $    13,510       $    14,898       $    14,901       $
   10,203
9

9

7

*



* From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of
Health Care on September 3, 1996,    assuming the maximum applicable
CDSC had been in effect,     the net amount invested in Class B shares
was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time
they were reinvested) amounted to $   10,000    . If distributions had
not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period
would have amounted to $   0     for dividends and $   0     for
capital gain distributions.    The figures do not include the effect
of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days. Initial offering of Class B took place on March 3, 1997. Class B returns prior to March 3, 1997 are those of Class T which reflect a 12b-1 fee of 0.50%. If Class B's 12b-1 fee had been reflected, total returns prior to March 3, 1997 would have been lower.

During the period from September 3, 1996 (commencement of operations of the fund) to July 31, 1997, a hypothetical $10,000 investment in
Class C of Health Care would have grown to $   13,910    , including
the effect of Class C's maximum applicable CDSC.
HEALTH CARE    -     CLASS C                           INDICES



P     Value of          Value of        Value of        Total             S&P 500           DJIA              Cost of

er    Initial           Reinvested      Reinvested      Value                                                 Living**

io    $10,000           Dividend        Capital Gain

d     Investment        Distributions   Distributions

E

n

de

d

Ju

ly

3

1











1     $    13,910       $    0          $    0          $    13,910       $    14,898       $    14,901       $
   10,203
9

9

7

*



* From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class C of
Health Care on September 3, 1996,    assuming the maximum CDSC had
been in effect,     the net amount invested in Class C shares was
$10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time
they were reinvested) amounted to $   10,000    . If distributions had
not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period
would have amounted to $   0     for dividends and $   0     for
capital gain distributions.    The figures do not include the effect
of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days. Class C is expected to commence operations on or about November 3, 1997. Class C returns from July 31, 1997 through March 3, 1997 are those of Class B which reflect a 12b-1 fee of 1.00%. Class C returns prior to March 3, 1997 are those of Class T which reflect a 12b-1 fee of 0.50%. If Class C's 12b-1 fee had been reflected, total returns prior to March 3, 1997 would have been lower.
During the period from September    3    , 1996 (commencement of
operations of the fund) to July 31, 1997, a hypothetical $10,000 investment in Institutional Class of Health Care would have grown to
$   14,120    .

HEALTH CARE    -     INSTITUTIONAL CLASS                           INDICES




P     Value of          Value of        Value of        Total             S&P 500           DJIA              Cost of

er    Initial           Reinvested      Reinvested      Value                                                 Living**

io    $10,000           Dividend        Capital Gain

d     Investment        Distributions   Distributions

E

n

de

d

Ju

ly

3

1











1     $    14,120       $    0          $    0          $    14,120       $    14,898       $    14,901       $
   10,203
9

9

7

*



* From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Health Care on September 3, 1996, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted
to $   10,000    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   0     for dividends and $   0     for capital gain
distributions.    The figures do not include the effect of the fund's
1.00% short-term trading fee applicable to shares held less than 60 days.
During the period from December 29, 1987 (commencement of operations of the fund) to July 31, 1997, a hypothetical $10,000 investment in
Class A of Natural Resources would have grown to $   42,805    ,
including the effect of Class A's 5.75% maximum sales charge.

NATURAL RESOURCES    -     CLASS A                           INDICES




P     Value of          Value of        Value of          Total             S&P 500           DJIA              Cost of

er    Initial           Reinvested      Reinvested        Value                                                 Living**

io    $10,000           Dividend        Capital Gain

d     Investment        Distributions   Distributions

E

n

de

d

Ju

ly

3

1


1     $    24,656       $    399        $    17,750       $    42,805       $    51,662       $    56,361       $
   13,908
9

9

7


1     $    21,206       $    147        $    13,062       $    34,415       $    33,957       $    37,164       $
   3,605
9

9

6


1     $    18,501       $    128        $    10,392       $    29,021       $    29,131       $    30,957       $
   13,215
9

9

5


1     $    16,107       $    111        $    8,645        $    24,863       $    23,100       $    24,116       $
   12,860
9

9

4


1     $    15,080       $    104        $    7,166        $    22,350       $    21,968       $    22,064       $
   12,513
9

9

3


1     $    13,431       $    93         $    4,361        $    17,885       $    20,200       $    20,539       $
   12,175
9

9

2


1     $    13,186       $    91         $    3,023        $    16,300       $    17,908       $    17,769       $
   11,802
9

9

1


1     $    13,242       $    92         $    2,380        $    15,714       $    15,881       $    16,450       $
   11,300
9

9

0


1     $    12,281       $    0          $    1,093        $    13,374       $    14,912       $    14,507       $
   10,780
9

8

9


1     $    10,924       $    0          $    0            $    10,924       $    11,304       $    11,188       $
   10,269
9

8

8

*



* From December 29, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of Natural Resources on December 29, 1987, assuming the 5.75% maximum sales charge had been in effect, the net amount invested in Class A
shares was $   9,425    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   20,402    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   207     for
dividends and $   7,549     for capital gain distributions.    The
figures do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days. Initial offering of Class A took place on September 3, 1996. Class A returns prior to September 3, 1996 are those of Class T which reflect a 12b-1 fee of 0.50% (0.65% prior to January 1, 1996). If Class A's 12b-1 fee had been reflected, total returns prior to September 3, 1996 would have been higher.
During the period from December 29, 1987 (commencement of operations of the fund) to July 31, 1997, a hypothetical $10,000 investment in
Class T of Natural Resources would have grown to $   43,912    ,
including the effect of Class T's 3.50% maximum sales charge.

NATURAL RESOURCES    -     CLASS T                           INDICES




P     Value of          Value of        Value of          Total             S&P 500           DJIA              Cost of

er    Initial           Reinvested      Reinvested        Value                                                 Living**

io    $10,000           Dividend        Capital Gain

d     Investment        Distributions   Distributions

E

n

de

d

Ju

ly

3

1











1     $    25,418       $    210        $    18,284       $    43,912       $    51,662       $    56,361       $
   13,908
9

9

7


1     $    21,713       $    150        $    13,373       $    35,236       $    33,957       $    37,164       $
   13,605
9

9

6


1     $    18,943       $    131        $    10,639       $    29,713       $    29,131       $    30,957       $
   13,215
9

9

5


1     $    16,492       $    114        $    8,850        $    25,456       $    23,100       $    24,116       $
   12,860
9

9

4


1     $    15,440       $    107        $    7,337        $    22,884       $    21,968       $    22,064       $
   12,513
9

9

3


1     $    13,751       $    95         $    4,466        $    18,312       $    20,200       $    20,539       $
   12,175
9

9

2


1     $    13,500       $    93         $    3,096        $    16,689       $    17,908       $    17,769       $
   11,802
9

9

1


1     $    13,558       $    94         $    2,437        $    16,089       $    15,881       $    16,450       $
   11,300
9

9

0


1     $    12,574       $    0          $    1,119        $    13,693       $    14,912       $    14,507       $
   10,780
9

8

9


1     $    11,184       $    0          $    0            $    11,184       $    11,304       $    11,188       $
   10,269
9

8

8

*



* From December 29, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of Natural Resources on December 29, 1987, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T
shares was $   9,650    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   20,463    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   97     for
dividends and $   7,730     for capital gain distributions.    The
figures do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days.
During the period from December 29, 1987 (commencement of operations of the fund) to July 31, 1997, a hypothetical $10,000 investment in
Class B of Natural Resources would have grown to $   44,896    ,
including the effect of Class B's maximum applicable CDSC.

NATURAL RESOURCES    -     CLASS B                           INDICES




P     Value of          Value of        Value of          Total             S&P 500           DJIA              Cost of

er    Initial           Reinvested      Reinvested        Value                                                 Living**

io    $10,000           Dividend        Capital Gain

d     Investment        Distributions   Distributions

E

n

de

d

Ju

ly

3

1











1     $    25,990       $    180        $    18,726       $    44,896       $    51,662       $    56,361       $
   13,908
9

9

7


1     $    22,320       $    154        $    13,750       $    36,224       $    33,957       $    37,164       $
   13,605
9

9

6


1     $    19,620       $    136        $    11,020       $    30,776       $    29,131       $    30,957       $
   13,215
9

9

5


1     $    17,090       $    118        $    9,171        $    26,379       $    23,100       $    24,116       $
   12,860
9

9

4


1     $    16,000       $    111        $    7,603        $    23,714       $    21,968       $    22,064       $
   12,513
9

9

3


1     $    14,250       $    99         $    4,628        $    18,977       $    20,200       $    20,539       $
   12,175
9

9

2


1     $    13,990       $    97         $    3,208        $    17,295       $    17,908       $    17,769       $
   11,802
9

9

1


1     $    14,050       $    97         $    2,525        $    16,672       $    15,881       $    16,450       $
   11,300
9

9

0


1     $    13,030       $    0          $    1,160        $    14,190       $    14,912       $    14,507       $
   10,780
9

8

9


1     $    11,590       $    0          $    0            $    11,590       $    11,304       $    11,188       $
   10,269
9

8

8

*



* From December 29, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of Natural Resources on December 29, 1987, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $   20,810    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   80     for
dividends and $   8,010     for capital gain distributions.    The
figures do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days. Initial offering of Class B took place on July 3, 1995. Class B returns prior to July 3, 1995 are those of Class T which reflect a 12b-1 of 0.65%. If Class B's 12b-1 fee had been reflected, total returns prior to July 3, 1995 would have been lower.
During the period from December 29, 1987 (commencement of operations of the fund) to July 31, 1997, a hypothetical $10,000 investment in
Class C of Natural Resources would have grown to $   44,896    ,
including the effect of Class C's maximum applicable CDSC.

NATURAL RESOURCES    -     CLASS C                           INDICES




P     Value of          Value of        Value of          Total             S&P 500           DJIA              Cost of

er    Initial           Reinvested      Reinvested        Value                                                 Living**

io    $10,000           Dividend        Capital Gain

d     Investment        Distributions   Distributions

E

n

de

d

Ju

ly

3

1











1     $    25,990       $    180        $    18,726       $    44,896       $    51,662       $    56,361       $
   13,908
9

9

7


1     $    22,320       $    154        $    13,750       $    36,224       $    33,957       $    37,164       $
   16,605
9

9

6


1     $    19,620       $    136        $    11,020       $    30,776       $    29,131       $    30,957       $
   13,215
9

9

5


1     $    17,090       $    118        $    9,171        $    26,379       $    23,100       $    24,116       $
   12,860
9

9

4


1     $    16,000       $    111        $    7,603        $    23,714       $    21,968       $    22,064       $
   12,513
9

9

3


1     $    14,250       $    99         $    4,628        $    18,977       $    20,200       $    20,539       $
   12,175
9

9

2


1     $    13,990       $    97         $    3,208        $    17,295       $    17,908       $    17,769       $
   11,802
9

9

1


1     $    14,050       $    97         $    2,525        $    16,672       $    15,881       $    16,450       $
   11,300
9

9

0


1     $    13,030       $    0          $    1,160        $    14,190       $    14,912       $    14,507       $
   10,780
9

8

9


1     $    11,590       $    0          $    0            $    11,590       $    11,304       $    11,188       $
   10,269
9

8

8

*



* From December 29, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class
   C     of Natural Resources on December 29, 1987, the net amount
invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
$   20,810    . If distributions had not been reinvested, the amount
of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   80     for dividends and $   8010     for capital gain
distributions.    The figures do not include the effect of the fund's
1.00% short-term trading fee applicable to shares held less than 60 days. Class C is expected to commence operations on or about November 3, 1997. Class C returns from July 31, 1997 through July 3, 1995 are those of Class B which reflect a 12b-1 fee of 1.00%. Class C returns prior to July 3, 1995 are those of Class T which reflect a 12b-1 fee of 0.65%. If Class C's 12-b1 fee had been reflected, total returns prior to July 3, 1995 would have been lower.
During the period from December 29, 1987 (commencement of operations of the fund) to July 31, 1997, a hypothetical $10,000 investment in Institutional Class of Natural Resources would have grown to
$   45,725    .

NATURAL RESOURCES   -     INSTITUTIONAL CLASS                           INDICES





Period Ended
Value of          Value of        Value of          Total             S&P 500           DJIA              Cost of
July 31
Initial           Reinvested      Reinvested        Value                                                 Living**
$10,000           Dividend        Capital Gain
Investment        Distributions   Distributions







1997
$    26,420       $    305        $    19,000       $    45,725       $    51,662       $    56,361       $    13,908



1$    22,520       $    156       $    13,869       $    36,545       $    33,957       $    37,164       $    13,605
9
9
6

1$    19,640       $    136       $    11,031       $    30,807       $    29,131       $    30,957       $    13,215
9
9
5

1$    17,090       $    118       $    9,172        $    26,380       $    23,100       $    24,116       $    12,860
9
9
4

1$    16,000       $    111       $    7,603        $    23,714       $    21,968       $    22,064       $    12,513
9
9
3

1$    14,250       $    99        $    4,627        $    18,976       $    20,200       $    20,539       $    12,175
9
9
2

1$    13,990       $    97        $    3,207        $    17,294       $    17,908       $    17,769       $    11,802
9
9
1

1$    14,050       $    97        $    2,526        $    16,673       $    15,881       $    16,450       $    11,300
9
9
0

1$    13,030       $    0         $    1,160        $    14,190       $    14,912       $    14,507       $    10,780
9
8
9

1$    11,590       $    0         $    0            $    11,590       $    11,304       $    11,188       $    10,269
9
8
8
*


* From December 29, 1987 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Natural Resources on December 29, 1987, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted
to $   20,923    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   150     for dividends and $   8,010     for capital gain
distributions. The figures do not include the effect of the fund's
1.00%    short-term trading     fee applicable to shares held less
than 60 days.    Initial offering of Institutional Class took place on
July 3, 1995. Institutional Class returns prior to July 3, 1995 are those of Class T which reflect a 12b-1 fee of 0.65%. If Class T's 12b-1 fee had not been reflected, total returns prior to July 3, 1995 would have been higher.
During the period from September 3, 1996 (commencement of operations of the fund) to July 31, 1997, a hypothetical $10,000 investment in
Class A of Technology would have grown to $   15,138    , including
the effect of Class A's 5.75% maximum sales charge.
TECHNOLOGY    -     CLASS A                           INDICES



P     Value of          Value of        Value of        Total             S&P 500           DJIA              Cost of

er    Initial           Reinvested      Reinvested      Value                                                 Living**

io    $10,000           Dividend        Capital Gain

d     Investment        Distributions   Distributions

E

n

de

d

Ju

ly

3

1











1     $    15,042       $    96         $    0          $    15,138       $    14,898       $    14,901       $
   10,203
9

9

7

*



* From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of Technology on September 3, 1996, assuming the 5.75% maximum sales charge had been in effect, the net amount invested in Class A shares
was $   9,425    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   10,075    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   0     for dividends
and $   75     for capital gain distributions.    The figures do not
include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days.
During the period from September 3, 1996 (commencement of operations of the fund) to July 31, 1997, a hypothetical $10,000 investment in
Class T of Technology would have grown to $   15,451    , including
the effect of Class T's 3.50% maximum sales charge.
TECHNOLOGY    -     CLASS T                           INDICES



P     Value of          Value of        Value of        Total             S&P 500           DJIA              Cost of

er    Initial           Reinvested      Reinvested      Value                                                 Living**

io    $10,000           Dividend        Capital Gain

d     Investment        Distributions   Distributions

E

n

de

d

Ju

ly

3

1











1     $    15,353       $    0          $    98         $    15,451       $    14,898       $    14,901       $
   10,203
9

9

7

*



* From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of Technology on September 3, 1996, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T shares
was $   9,650    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   10,077    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   0     for dividends
and $   77     for capital gain distributions.    The figures do not
include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days.
During the period from September 3, 1996 (commencement of operations of the fund) to July 31, 1997, a hypothetical $10,000 investment in
Class B of Technology would have grown to $   15,481    , including
the effect of Class B's maximum applicable CDSC.
TECHNOLOGY    -     CLASS B                           INDICES



P     Value of          Value of        Value of        Total             S&P 500           DJIA              Cost of

er    Initial           Reinvested      Reinvested      Value                                                 Living**

io    $10,000           Dividend        Capital Gain

d     Investment        Distributions   Distributions

E

n

de

d

Ju

ly

3

1











1     $    15,380       $    0          $    101        $    15,481       $    14,898       $    14,901       $
   10,203
9

9

7

*



* From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of
Technology on September 3, 1996,    assuming the maximum applicable
CDSC had been in effect,     the net amount invested in Class B shares
was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time
they were reinvested) amounted to $   10,080    . If distributions had
not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period
would have amounted to $   0     for dividends and $   80     for
capital gain distributions.    The figures do not include the effect
of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days. Initial offering of Class B took place on March 3, 1997. Class B returns prior to March 3, 1997 are those of Class T which reflect a 12b-1 fee of 0.50%. If Class B's 12b-1 fee had been reflected, total returns prior to March 3, 1997 would have been lower.

During the period from September 3, 1996 (commencement of operations of the fund) to July 31, 1997, a hypothetical $10,000 investment in
Class C of Technology would have grown to $   15,881    , including
the effect of Class C's maximum applicable CDSC.
TECHNOLOGY    -     CLASS C                           INDICES



P     Value of          Value of        Value of        Total             S&P 500           DJIA              Cost of

er    Initial           Reinvested      Reinvested      Value                                                 Living**

io    $10,000           Dividend        Capital Gain

d     Investment        Distributions   Distributions

E

n

de

d

Ju

ly

3

1











1     $    15,780       $    0          $    101        $    15,881       $    14,898       $    14,901       $
   10,203
9

9

7

*



* From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class C of
Technology on September 3, 1996,    assuming the maximum CDSC had been
in effect,     the net amount invested in Class C shares was $10,000.
The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were
reinvested) amounted to $   10,080    . If distributions had not been
reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would
have amounted to $   0     for dividends and $   80     for capital
gain distributions.    The figures do not include the effect of the
fund's 1.00% short-term trading fee applicable to shares held less than 60 days. Class C is expected to commence operations on or about November 3, 1997. Class C returns from July 31, 1997 through March 3, 1997 are those of Class B which reflect a 12b-1 fee of 1.00%. Class C returns prior to March 3, 1997 are those of Class T which reflect a 12b-1 fee of 0.50%. If Class C's 12b-1 fee had been reflected, total returns prior to March 3, 1997 would have been lower.
During the period from September 3, 1996 (commencement of operations of the fund) to July 31, 1997, a hypothetical $10,000 investment in
Institutional Class of Technology would have grown to $   16,095    .

TECHNOLOGY    -     INSTITUTIONAL CLASS                           INDICES




P     Value of          Value of        Value of        Total             S&P 500           DJIA              Cost of

er    Initial           Reinvested      Reinvested      Value                                                 Living**

io    $10,000           Dividend        Capital Gain

d     Investment        Distributions   Distributions

E

n

de

d

Ju

ly

3

1











1     $    15,980       $    0          $    115        $    16,095       $    14,898       $    14,901       $
   10,203
9

9

7

*



* From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Technology on September 3, 1996, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted
to $   10,090    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   0     for dividends and $   90     for capital gain
distributions.    The figures do not include the effect of the fund's
1.00% short-term trading fee applicable to shares held less than 60 days.
During the period from September 3, 1996 (commencement of operations of the fund) to July 31, 1997, a hypothetical $10,000 investment in
Class A of Utilities Growth would have grown to $   12,475    ,
including the effect of Class A's 5.75% maximum sales charge.
UTILITIES GROWTH    -     CLASS A                           INDICES


P     Value of          Value of        Value of        Total             S&P 500           DJIA              Cost of

er    Initial           Reinvested      Reinvested      Value                                                 Living**

io    $10,000           Dividend        Capital Gain

d     Investment        Distributions   Distributions

E

n

de

d

Ju

ly

3

1











1     $    12,318       $    34         $    123        $    12,475       $    14,898       $    14,901       $
   10,203
9

9

7

*



* From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class A of Utilities Growth on September 3, 1996, assuming the 5.75% maximum sales charge had been in effect, the net amount invested in Class A
shares was    $9425    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   10,132    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   28     for
dividends and $   104     for capital gain distributions.    The
figures do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days.
During the period from September 3, 1996 (commencement of operations of the fund) to July 31, 1997, a hypothetical $10,000 investment in
Class T of Utilities Growth would have grown to $   12,734    ,
including the effect of Class T's 3.50% maximum sales charge.
UTILITIES GROWTH    -     CLASS T                           INDICES



P     Value of          Value of        Value of        Total             S&P 500           DJIA              Cost of

er    Initial           Reinvested      Reinvested      Value                                                 Living**

io    $10,000           Dividend        Capital Gain

d     Investment        Distributions   Distributions

E

n

de

d

Ju

ly

3

1











1     $    12,574       $    34         $    126        $    12,734       $    14,898       $    14,901       $
   10,203
9

9

7

*



* From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class T of Utilities Growth on September 3, 1996, assuming the 3.50% maximum sales charge had been in effect, the net amount invested in Class T
shares was $   9,650    . The cost of the initial investment ($10,000)
together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   10,135    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   29     for
dividends and $   106     for capital gain distributions.    The
figures do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days.
During the period from September 3, 1996 (commencement of operations of the fund) to July 31, 1997, a hypothetical $10,000 investment in
Class B of Utilities Growth would have grown to $   12,675    ,
including the effect of Class B's maximum applicable CDSC.
UTILITIES GROWTH    -     CLASS B                           INDICES



P     Value of          Value of        Value of        Total             S&P 500           DJIA              Cost of

er    Initial           Reinvested      Reinvested      Value                                                 Living**

io    $10,000           Dividend        Capital Gain

d     Investment        Distributions   Distributions

E

n

de

d

Ju

ly

3

1











1     $    12,510       $    35         $    130        $    12,675       $    14,898       $    14,901       $
   10,203
9

9

7

*



* From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class B of
Utilities Growth on September 3, 1996,    assuming the maximum
applicable CDSC had been in effect,     the net amount invested in
Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at
the time they were reinvested) amounted to $   10,140    . If
distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash
payments for the period would have amounted to $   30     for
dividends and $   110     for capital gain distributions.    The
figures do not include the effect of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days. Initial offering of Class B took place on March 3, 1997. Class B returns prior to March 3, 1997 are those of Class T which reflect a 12b-1 fee of 0.50%. If Class B's 12b-1 fee had been reflected, total returns prior to March 3, 1997 would have been lower.
During the period from September 3, 1996 (commencement of operations of the fund) to July 31, 1997, a hypothetical $10,000 investment in
Class C of Utilities Growth would have grown to $   13,075    ,
including the effect of Class C's maximum applicable CDSC.
UTILITIES GROWTH    -     CLASS C                           INDICES



P     Value of          Value of        Value of        Total             S&P 500           DJIA              Cost of

er    Initial           Reinvested      Reinvested      Value                                                 Living**

io    $10,000           Dividend        Capital Gain

d     Investment        Distributions   Distributions

E

n

de

d

Ju

ly

3

1











1     $    12,910       $    35         $    130        $    13,075       $    14,898       $    14,901       $
   10,203
9

9

7

*



* From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Class C of
Utilities Growth on September 3, 1996,    assuming the maximum CDSC
had been in effect,     the net amount invested in Class C shares was
$10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time
they were reinvested) amounted to $   10,140    . If distributions had
not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period
would have amounted to $   30     for dividends and $   110     for
capital gain distributions.    The figures do not include the effect
of the fund's 1.00% short-term trading fee applicable to shares held less than 60 days. Class C is expected to commence operations on or about November 3, 1997. Class C returns from July 31, 1997 through March 3, 1997 are those of Class B which reflect a 12b-1 fee of 1.00%. Class C returns prior to March 3, 1997 are those of Class T which reflect a 12b-1 fee of 0.50% . If Class C's 12b-1 fee had been reflected, total returns prior to March 3, 1997 would have been lower.
During the period from September 3, 1996 (commencement of operations of the fund) to July 31, 1997, a hypothetical $10,000 investment in Institutional Class of Utilities Growth would have grown to
$   13,268    .

UTILITIES GROWTH    -     INSTITUTIONAL CLASS                           INDICES




P     Value of          Value of        Value of        Total             S&P 500           DJIA              Cost of

er    Initial           Reinvested      Reinvested      Value                                                 Living**

io    $10,000           Dividend        Capital Gain

d     Investment        Distributions   Distributions

E

n

de

d

Ju

ly

3

1











1     $    13,090       $    47         $    131        $    13,268       $    14,898       $    14,901       $
   10,203
9

9

7

*



* From September 3, 1996 (commencement of operations)
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in
Institutional Class of Utilities Growth on September 3, 1996, the net
amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted
to $   10,150    . If distributions had not been reinvested, the
amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to
$   40     for dividends and $   110     for capital gain
distributions.    The figures do not include the effect of the fund's
1.00% redemption fee applicable to shares held less than 60 days.
PERFORMANCE COMPARISONS. A class's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc.
(Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Generally, Lipper rankings are based on total return, assume reinvestment of distributions, do
not take sales charges or    trading     fees into consideration, and
are prepared without regard to tax consequences. In addition to the mutual fund rankings, a class's performance may be compared to stock, bond, and money market mutual fund performance indices prepared by
Lipper or other organizations. When comparing these indices, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds.
From time to time, performance may also be compared to other mutual funds tracked by financial or business publications and periodicals.
For example, a class may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.
A class's performance may also be compared to that of a benchmark index representing the universe of securities in which the fund may invest. The total return of a benchmark index reflects reinvestment of all dividends and capital gains paid by securities included in the index. Unlike a class's returns, however, the index returns do not reflect brokerage commissions, transaction fees, or other costs of investing directly in the securities included in the index.
Each class may compare its performance to that of the Standard &
Poor's 500 Index, a widely recognized, unmanaged index of common stocks.
A class may be compared in advertising to Certificates of Deposit
(CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, a fund may offer greater liquidity or higher potential returns than CDs, a fund does not guarantee your principal or your return, and fund shares are not FDIC insured.
Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation,
diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.
Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.
Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios.
Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.
In advertising materials, Fidelity may reference or discuss its products and services, which may include the following; other Fidelity funds; retirement investing; model portfolios or allocations; and
savings for college or other goals. In addition, Fidelity may quote or reprint financial or business publications and periodicals as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products.
Each fund may be advertised as part of certain asset allocation programs involving other Fidelity or non-Fidelity mutual funds. These asset allocation programs may advertise a model portfolio and its performance results.
Each fund may be advertised as part of a no transaction fee (NTF)
program in which Fidelity and non-Fidelity mutual funds are offered.
An NTF program may advertise performance results.
Each fund may present its fund number, Quotron(trademark) number, and
CUSIP number, and discuss or quote its current portfolio manager.
VOLATILITY. A class may quote various measures of volatility and benchmark correlation in advertising. In addition, a class may compare these measures to those of other funds. Measures of volatility seek to compare a class's historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.
MOMENTUM INDICATORS indicate a class's price movements over specific periods of time. Each point on the momentum indicator represents the class's percentage change in price movements over that period.
A class may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.
A fund may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time. For example, a
$1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax-deferred investment would have an after-tax value of $2,100 after ten years, assuming tax was deducted at a 31% rate from the
tax-deferred earnings at the end of the ten-year period.
As of    September 30,     1997, FMR advised over $   29     billion
in tax-free fund assets, $   96     billion in money market fund
assets, $   391     billion in equity fund assets, $   79     billion
in international fund assets, and $   27     billion in Spartan fund
assets. The funds may reference the growth and variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.
ADDITIONAL PURCHASE, EXCHANGE, AND REDEMPTION INFORMATION
CLASS A SHARES ONLY
Pursuant to Rule 22d-1 under the 1940 Act, FDC exercises its right to waive Class A's maximum 5.75% front-end sales charge in connection with a fund's merger with or acquisition of any investment company or trust. In addition, FDC has chosen to waive Class A's front-end sales charge in certain instances because of efficiencies involved in those sales of shares. The sales charge will not apply:
1. to shares purchased by an insurance company separate account used to fund annuity contracts purchased by employee benefit plans
(including 403(b) programs, but otherwise as defined in ERISA), which, in the aggregate, have either more than 200 eligible employees or a minimum of $1,000,000 in assets invested in Fidelity Advisor funds;
2. to shares purchased by a trust institution or bank trust department
(excluding employee benefit plan assets) that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing restrictions. Assets managed by third parties do not qualify for this waiver;
3. to shares purchased for use in a broker-dealer managed account program, provided the broker-dealer has executed a participation agreement with FDC specifying certain asset minimums and
qualifications, and marketing, program and trading restrictions.
Employee benefit plan assets do not qualify for this waiver;
4. to shares purchased on a discretionary basis by a registered investment adviser which is not part of an organization primarily engaged in the brokerage business, that has executed a participation agreement with FDC specifying certain asset minimums and
qualifications, and marketing, program and trading restrictions.
Employee benefit plan assets do not qualify for this waiver; or
5. to shares purchased by an employee benefit plan having $25 million or more in plan assets.
For the purpose of load waiver (3), certain broker-dealers that otherwise meet the qualifications and asset minimums established by
FDC are not required to sign a participation agreement.
A sales load waiver form must accompany these transactions.
CLASS T SHARES ONLY
Pursuant to Rule 22d-1 under the 1940 Act, FDC exercises its right to waive Class T's maximum 3.50% front-end sales charge in connection with a fund's merger with or acquisition of any investment company or trust. In addition, FDC has chosen to waive Class T's front-end sales charge in certain instances because of efficiencies involved in those sales of shares. The sales charge will not apply:
1. to shares purchased by a bank trust officer, registered
representative, or other employee (and their immediate families) of investment professionals under special arrangements in connection with
FDC's sales activities;
2. to shares purchased by a current or former Trustee or officer of a
Fidelity fund or a current or retired officer, director, or regular employee of FMR Corp. or Fidelity International Limited or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a
Fidelity Trustee or employee;
3. to shares purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing
$100,000 or more;
4. to shares purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue
Code);
5. to shares in a Fidelity or Fidelity Advisor account purchased
(including purchases by exchange) with the proceeds of a distribution
(i) from any employee benefit plan that qualified for waiver (11) or had a minimum of $3 million in plan assets invested in Fidelity funds;
or (ii) from an insurance company separate account qualifying under
(6), or used to fund annuity contracts purchased by employee benefit plans having in the aggregate at least $3 million in plan assets invested in Fidelity funds. (Distributions other than those
transferred to an IRA account must be transferred directly into a
Fidelity account.);
6. to shares purchased by an insurance company separate account used to fund annuity contracts purchased by employee benefit plans
(including 403(b) programs, but otherwise as defined in ERISA)), which, in the aggregate, have either more than 200 eligible employees or a minimum of $1,000,000 in assets invested in Fidelity Advisor funds;
7. to shares purchased by any state, county, city, or government instrumentality, department or authority or agency;
8. to shares purchased with redemption proceeds from other mutual fund complexes on which the investor has paid a front-end or contingent deferred sales charge;
9. to shares purchased by a trust institution or bank trust
department, excluding assets described in (11) and (12) below, that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing program restrictions.
Assets managed by third parties do not qualify for this waiver;
10. to shares purchased for use in a broker-dealer managed account program, provided the broker-dealer has executed a participation agreement with FDC specifying certain asset minimums and
qualifications, and marketing, program and trading restrictions.
Employee benefit plan assets do not qualify for this waiver;
11. to shares purchased as part of an employee benefit plan having more than (i) 200 eligible employees or a minimum of $1,000,000 in plan assets invested in the Fidelity Advisor funds, or (ii) 25 eligible employees or $250,000 in plan assets invested in Fidelity
Advisor funds that subscribes to Fidelity Advisor Retirement
Connection or similar program sponsored by Fidelity Investments
Institutional Services Company, Inc.;
12. to shares purchased as part of an employee benefit plan through an intermediary that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions;
13. to shares purchased on a discretionary basis by a registered investment adviser which is not part of an organization primarily engaged in the brokerage business, that has executed a participation agreement with FDC specifying certain asset minimums and
qualifications, and marketing, program and trading restrictions.
Employee benefit plan assets do not qualify for this waiver; or
14. to shares purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts.
Employee benefit plans that purchased Class T shares load waived prior to June 30, 1995 but do not meet the qualifications of waiver (12)
will be permitted to make additional purchases of Class T shares on a load waived basis.
For the purposes of qualifying for waiver (11), employee benefit plans subscribing to the Premiere Retirement Savings Plan Program offered by
National Financial Correspondent Services may be aggregated.
A sales load waiver form must accompany these transactions.
CLASS B AND CLASS C SHARES ONLY
The contingent deferred sales charge (CDSC) on Class B and Class C shares may be waived (1) in the case of disability or death, provided that the shares are redeemed within one year following the death or the initial determination of disability; (2) in connection with a total or partial redemption related to certain distributions from retirement plans or accounts at age 70 1/2, which are permitted without penalty pursuant to the Internal Revenue Code; or (3) in connection with redemptions through the Fidelity Advisor Systematic
Withdrawal Program.
A sales load waiver form must accompany these transactions.
FOR CLASS A AND CLASS T SHARES ONLY
FINDER'S FEE. On eligible purchases of (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver, (ii)
Class A shares in amounts of $25 million or more, and (iii) Class T shares in amounts of $1 million or more, investment professionals will
be compensated with a fee    at the rate     of 0.25%    of the
purchase amount    . Class A eligible purchases are the following
purchases made through broker-dealers and banks: an individual trade of $25 million or more; an individual trade of $1 million or more that is load waived; a trade which brings the value of the accumulated account(s) of an investor (including an employee benefit plan) past
$25 million; a load waived trade that brings the value of the accumulated account(s) of an investor (including an employee benefit plan) past $1 million; a trade for an investor with an accumulated account value of $25 million or more; a load waived trade for an investor with an accumulated account value of $1 million or more; an incremental trade toward an investor's $25 million "Letter of Intent";
and an incremental load waived trade toward an investor's $1 million
"Letter of Intent." Class T eligible purchases are the following purchases made through broker-dealers and banks: an individual trade of $1 million or more; a trade which brings the value of the accumulated account(s) of an investor (including an employee benefit plan) past $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million "Letter of Intent."
Any assets    on which a finder's fee has been paid     will bear a
contingent deferred sales charge (Class A or Class T CDSC) if they do not remain in Class A or Class T shares of the Fidelity Advisor Funds or Daily Money Class shares of Treasury Fund, Prime Fund, Tax-Exempt
Fund, for a period of at least one uninterrupted year. The Class A or
Class T CDSC will be 0.25% of the lesser of the cost of the    Class A
or Class T     shares   , as applicable,     at the initial date of
purchase or the value of the    Class A or Class T     shares   , as
applicable,     at redemption, not including any reinvested dividends
or capital gains.    Class A and Class T shares acquired through
distributions (dividends or capital gains) will not be subject to a
Class A or Class T CDSC. In determining the applicability and rate of any Class A or Class T CDSC at redemption, Class A or Class T shares representing reinvested dividends and capital gains, if any, will be redeemed first, followed by those Class A or Class T shares that have been held for the longest period of time.
With respect to employee benefit plans, the Class A or Class T CDSC does not apply to the following types of redemptions: (i) plan loans or distributions or (ii) exchanges to non-Advisor fund investment options. With respect to Individual Retirement Accounts, the Class A or Class T CDSC does not apply to redemptions made for disability, payment of death benefits, or required partial distributions starting at age 70 1/2.
CLASS A , CLASS T, CLASS B, AND CLASS C SHARES ONLY
QUANTITY DISCOUNTS. To obtain a reduction of the front-end sales charge on Class A or Class T shares, you or your investment
professional must notify the transfer agent at the time of purchase whenever a quantity discount is applicable to your purchase. Upon such notification, you will receive the lowest applicable front-end sales charge.
For purposes of qualifying for a reduction in front-end sales charges under the Combined Purchase, Rights of Accumulation or Letter of
Intent programs, the following may qualify as an individual or a
"company" as defined in Section 2(a)(8) of the 1940 Act: an
individual, spouse, and their children under age 21 purchasing for his, her, or their own account; a trustee, administrator or other fiduciary purchasing for a single trust estate or a single fiduciary account or for a single or a parent-subsidiary group of "employee benefits plans" (as defined in Section 3(3) of ERISA); and tax-exempt organizations as defined under Section 501(c)(3) of the Internal
Revenue Code.
RIGHTS OF ACCUMULATION permit reduced front-end sales charges on any future purchases of Class A or Class T shares after you have reached a new breakpoint in a fund's sales charge schedule. The value of currently held (i) Fidelity Advisor fund Class A, Class T, Class B, and Class C shares, (ii) Advisor B Class and Advisor C Class shares of
Treasury Fund, and (iii) Daily Money Class shares of Treasury Fund,
Prime Fund, and Tax-Exempt Fund acquired by exchange from any Fidelity
Advisor fund, is determined at the current day's NAV at the close of business, and is added to the amount of your new purchase valued at the current offering price to determine your reduced front-end sales charge.
LETTER OF INTENT. You may obtain Class A or Class T shares at the same reduced front-end sales charge by filing a non-binding Letter of
Intent (Letter) within 90 days of the start of Class A or Class T purchases. Each Class A or Class T investment you make after signing the Letter will be entitled to the front-end sales charge applicable to the total investment indicated in the Letter. For example, a $2,500 purchase of Class A or Class T shares toward a $50,000 Letter would receive the same reduced sales charge as if the $50,000 had been invested at one time. Purchases of Class B and Class C shares during the 13-month period also will count toward the completion of the
Letter. To ensure that you receive a reduced front-end sales charge on future purchases, you or your investment professional must inform
Fidelity that the Letter is in effect each time Class A or Class T shares are purchased. Reinvested income and capital gain distributions do not count toward the completion of the Letter.
Your initial investment must be at least 5% of the total amount you plan to invest. Out of the initial purchase, Class A or Class T shares equal to 5% of the dollar amount specified in the Letter will be registered in your name and held in escrow. The Class A or Class T shares held in escrow cannot be redeemed or exchanged until the Letter is satisfied or the additional sales charges have been paid. You will earn income dividends and capital gain distributions on escrowed Class
A or Class T shares. The escrow will be released when your purchase of the total amount has been completed. You are not obligated to complete the Letter.
If you purchase more than the amount specified in the Letter and qualify for a future front-end sales charge reduction, the front-end sales charge will be adjusted to reflect your total purchase at the end of 13 months. Surplus funds will be applied to the purchase of additional Class A or Class T shares at the then-current offering price applicable to the total purchase.
If you do not complete your purchase under the Letter within the
13-month period, 30 days' written notice will be provided for you to pay the increased front-end sales charges due. Otherwise, sufficient escrowed Class A or Class T shares will be redeemed to pay such charges.
ALL CLASSES
FIDELITY ADVISOR SYSTEMATIC INVESTMENT PROGRAM. You can make regular investments in Class A, Class T, Class B, Class C, or Institutional
Class shares of the funds monthly, bimonthly, quarterly, or
semi-annually with the Systematic Investment Program by completing the appropriate section of the account application and attaching a voided personal check with your bank's magnetic ink coding number across the front. If your bank account is jointly owned, be sure that all owners sign.
You may cancel your participation in the Systematic Investment Program at any time without payment of a cancellation fee. You will receive a confirmation from the transfer agent for every transaction, and a debit entry will appear on your bank statement.
FIDELITY ADVISOR SYSTEMATIC WITHDRAWAL PROGRAM. If you own Class A,
Class T, or Institutional Class shares worth $10,000 or more, you can have monthly, quarterly or semi-annual checks sent from your account to you, to a person named by you, or to your bank checking account. If you own Class B or Class C shares worth $10,000 or more, you can have monthly or quarterly checks sent from your account to you, to a person named by you, or to your bank checking account. Aggregate redemptions per 12-month period from your Class B or Class C account may not exceed 10% of the value of the account and are not subject to a CDSC;
and you may set your withdrawal amount as a percentage of the value of your account or a fixed dollar amount. Your Systematic Withdrawal
Program payments are drawn from Class A, Class T, Class B, Class C, or
Institutional Class share redemptions, as applicable. If Systematic
Withdrawal Plan redemptions exceed income dividends earned on your shares, your account eventually may be exhausted.
ALL CLASSES
Each fund is open for business and the NAV and, where applicable, the offering price, for each class is calculated each day the New York
Stock Exchange (NYSE) is open for trading. The NYSE has designated the
following holiday closings for 199   8    : New Year's Day,    Martin
Luther King Jr.'s Birthday, President's Day    , Good Friday, Memorial
Day, Independence Day    (observed)    , Labor Day, Thanksgiving Day,
and Christmas Day. Although FMR expects the same holiday schedule to be observed in the future, the NYSE may modify its holiday schedule at any time.
FSC normally determines each class's NAV as of the close of the NYSE
(normally 4:00 p.m. Eastern time). However, the NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the
SEC. To the extent that portfolio securities are traded in other markets on days when the NYSE is closed, a class's NAV may be affected on days when investors do not have access to the fund to purchase or redeem shares. In addition, trading in some of a fund's portfolio securities may not occur on days when the fund is open for business.
If the Trustees determine that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing a class's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences.
Pursuant to Rule 11a-3 under the 1940 Act, each fund is required to give shareholders at least 60 days' notice prior to terminating or modifying its exchange privilege. Under the Rule, the 60-day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee, or deferred sales charge ordinarily payable at the time of an exchange, or (ii) the fund suspends the redemption of the shares to be exchanged as permitted under the 1940 Act or the rules and regulations thereunder, or the fund to be acquired suspends the sale of its shares because it is unable to invest amounts effectively in accordance with its investment objective and policies.
In the prospectus, each fund has notified shareholders that it reserves the right at any time, without prior notice, to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
DISTRIBUTIONS AND TAXES
DISTRIBUTIONS. If you request to have distributions mailed to you and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, Fidelity may reinvest your
distributions at the then-current NAV. All subsequent distributions will then be reinvested until you provide Fidelity with alternate instructions.
DIVIDENDS. A portion of each fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that each fund's income is derived from qualifying dividends. Because each fund may earn other types of income, such as interest, income from securities loans, non-qualifying dividends, and short-term capital gains, the percentage of dividends from the funds that qualify for the deduction generally will be less than 100%. Each fund will notify corporate shareholders annually of the percentage of fund dividends that qualifies for the dividends-received deduction.
Gains (losses) attributable to foreign currency fluctuations are generally taxable as ordinary income and, therefore, will increase
(decrease) dividend distributions.
Short-term capital gains are distributed as dividend income.
Each fund will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions, for the prior year.
CAPITAL GAIN DISTRIBUTIONS. Long-term capital gains earned by each fund on the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time shareholders have held their shares. If a shareholder receives a capital gain distribution on shares of a fund, and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the capital gain distribution will be considered a long-term loss for tax purposes. Short-term capital gains distributed by each fund are taxable to shareholders as dividends, not as capital gains.
As of July 31, 1997, Consumer Industries hereby designates
approximately $   34,000     as a capital gain dividend for purposes
of the dividend-paid deduction.
As of July 31, 1997, Cyclical Industries hereby designates
approximately $   223,000     as a capital gain dividend for purposes
of the dividend-paid deduction.
As of July 31, 1997, Financial Services hereby designates
approximately $   10,000     as a capital gain dividend for purposes
of the dividend-paid deduction.
As of July 31, 1997, Health Care hereby designates approximately
$   28,000     as a capital gain dividend for purposes of the
dividend-paid deduction.
As of July 31, 1997   ,     Natural Resources hereby designates
approximately $   14,337,000     as a capital gain dividend for
purposes of the dividend   -    paid deduction   .
As of July 31, 1997, Technology hereby designates approximately
$   186,000     as a capital gain dividend for purposes of the
dividend-paid deduction.
As of July 31, 1997, Utilities Growth hereby designates approximately
   $8,000     as a capital gain dividend for purposes of the
dividend-paid deduction.
FOREIGN TAXES. Foreign governments may withhold taxes on dividends and interest paid with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. If, at the close of its fiscal year, more than 50%
of a fund's total assets are invested in securities of foreign issuers, the fund may elect to pass through foreign taxes paid and thereby allow shareholders to take a credit or deduction on their individual tax returns.
TAX STATUS OF THE FUNDS. Each fund intends to qualify each year as a "
regulated investment company" for tax purposes, so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar
year as well as on a fiscal year basi   s, and i    ntends to comply
with other tax rules applicable to regulated investment
companies   .
If a fund purchases shares in certain foreign investment entities, defined as passive foreign investment companies (PFICs) in the
Internal Revenue Code, it may be subject to U.S. federal income tax on a portion of any excess distribution or gain from the disposition of such shares. Interest charges may also be imposed on the fund with respect to deferred taxes arising from such distributions or gains.
Generally, each fund will elect to mark-to-market any PFIC shares.
Unrealized gains will be recognized as income for tax purposes and must be distributed to shareholders as dividends.
Each fund is treated as a separate entity from the other funds of
Fidelity Advisor Series VII for tax purposes.
OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting each fund and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may also be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable for their particular tax situation.
FMR
All of the stock of FMR is owned by FMR Corp., its parent organized in
1972. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C.
Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the
Johnson family may be deemed, under the 1940 Act, to form a
controlling group with respect to FMR Corp.
At present, the principal operating activities of FMR Corp. are those conducted by its division, Fidelity Investments Retail Marketing
Company, which provides marketing services to various companies within the Fidelity organization.
Fidelity investment personnel may invest in securities for their own accounts pursuant to a code of ethics that sets forth all employees'
fiduciary responsibilities regarding the funds, establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by Fidelity funds and on short-term trading have been adopted.
TRUSTEES AND OFFICERS
Trustees, Members of the Advisory Board   ,     and executive officers
of the trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. All persons named as Trustees and Members of the
Advisory Board also serve in similar capacities for other funds advised by FMR. The business address of each Trustee, Member of the
Advisory Board, and officer who is an "interested person" (as defined in the Investment Company Act of 1940) is 82 Devonshire Street,
Boston, Massachusetts 02109, which is also the address of FMR. The business address of all the other Trustees is Fidelity Investments,
P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who
are "interested persons" by virtue of their affiliation with either the trust or FMR are indicated by an asterisk (*).
*EDWARD C. JOHNSON 3d (67), Trustee and President, is Chairman, Chief
Executive Officer and a Director of FMR Corp.; a Director and Chairman
of the Board and of the Executive Committee of FMR; Chairman and a
Director of FMR Texas Inc., Fidelity Management & Research (U.K.)
Inc., and Fidelity Management & Research (Far East) Inc.
*J. GARY BURKHEAD (56), Member of the Advisory Board (1997), is Vice
Chairman and a Member of the Board of Directors of FMR Corp. (1997)
and President and Chief Executive Officer of the Fidelity
Institutional Group (1997). Previously, Mr. Burkhead served as
President of Fidelity Management & Research Co   mpany    .
RALPH F. COX (65), Trustee   ,     is President of RABAR Enterprises
(management consulting-engineering industry, 1994). Prior to February
1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company
(exploration and production). He is a Director of USA Waste Services,
Inc. (non-hazardous waste, 1993), CH2M Hill Companies (engineering),
Rio Grande, Inc. (oil and gas production), and Daniel Industries
(petroleum measurement equipment manufacturer). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.
PHYLLIS BURKE DAVIS (65), Trustee (1992). Prior to her retirement in
September 1991, Mrs. Davis was the Senior Vice President of Corporate
Affairs of Avon Products, Inc. She is currently a Director of
BellSouth Corporation (telecommunications), Eaton Corporation
(manufacturing, 1991), and the TJX Companies, Inc. (retail stores), and previously served as a Director of Hallmark Cards, Inc.
(1985-1991) and Nabisco Brands, Inc. In addition, she is a member of the President's Advisory Council of The University of Vermont School
of Business Administration.
ROBERT M. GATES (53), Trustee (1997), is a consultant, author, and lecturer (1993). Mr. Gates was Director of the Central Intelligence
Agency (CIA) from 1991-1993. From 1989 to 1991, Mr. Gates served as
Assistant to the President of the United States and Deputy National
Security Advisor. Mr. Gates is currently a Trustee for the Forum For
International Policy, a Board Member for the Virginia Neurological
Institute, and a Senior Advisor of the Harvard Journal of World
Affairs. In addition, Mr. Gates also serves as a member of the corporate board for Lucas Varity PLC (automotive components and diesel engines), Charles Stark Draper Laboratory (non-profit), NACCO
Industries, Inc. (mining and manufacturing), and TRW Inc. (original equipment and replacement products).
E. BRADLEY JONES (69), Trustee. Prior to his retirement in 1984, Mr.
Jones was Chairman and Chief Executive Officer of LTV Steel Company.
He is a Director of TRW Inc. (original equipment and replacement products), Consolidated Rail Corporation, Birmingham Steel
Corporation, and RPM, Inc. (manufacturer of chemical products), and he previously served as a Director of NACCO Industries, Inc. (mining and manufacturing, 1985-1995), Hyster-Yale Materials Handling, Inc.
(1985-1995), and Cleveland-Cliffs Inc (mining), and as a Trustee of
First Union Real Estate Investments. In addition, he serves as a
Trustee of the Cleveland Clinic Foundation, where he has also been a member of the Executive Committee as well as Chairman of the Board and
President, a Trustee and member of the Executive Committee of
University School (Cleveland), and a Trustee of Cleveland Clinic
Florida.
DONALD J. KIRK (64), Trustee, is Executive-in-Residence (1995) at
Columbia University Graduate School of Business and a financial consultant. From 1987 to January 1995, Mr. Kirk was a Professor at
Columbia University Graduate School of Business. Prior to 1987, he was
Chairman of the Financial Accounting Standards Board. Mr. Kirk is a
Director of General Re Corporation (reinsurance), and he previously served as a Director of Valuation Research Corp. (appraisals and valuations, 1993-1995). In addition, he serves as Chairman of the
Board of Directors of the National Arts Stabilization Fund, Chairman
of the Board of Trustees of the Greenwich Hospital Association, a
Member of the Public Oversight Board of the American Institute of
Certified Public Accountants' SEC Practice Section (1995), and as a
Public Governor of the National Association of Securities Dealers,
Inc. (1996).
*PETER S. LYNCH (54), Trustee, is Vice Chairman and Director of FMR
(1992). Prior to May 31, 1990, he was a Director of FMR and Executive
Vice President of FMR (a position he held until March 31, 1991); Vice
President of Fidelity Magellan Fund and FMR Growth Group Leader; and
Managing Director of FMR Corp. Mr. Lynch was also Vice President of
Fidelity Investments Corporate Services (1991-1992). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear
Infirmary, Historic Deerfield (1989) and Society for the Preservation
of New England Antiquities, and as an Overseer of the Museum of Fine
Arts of Boston.
WILLIAM O. McCOY (63) Trustee (1997), is the Vice President of Finance
for the University of North Carolina (16-school system, 1995). Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the
Board of BellSouth Corporation (telecommunications, 1984) and
President of BellSouth Enterprises (1986). He is currently a Director of Liberty Corporation (holding company, 1984), Weeks Corporation of
Atlanta (real estate, 1994), Carolina Power and Light Company
(electric utility, 1996) and the Kenan Transport Co. (1996).
Previously, he was a Director of First American Corporation (bank holding company, 1979-1996). In addition, Mr. McCoy serves as a member of the Board of Visitors for the University of North Carolina at
Chapel Hill (1994) and for the Kenan-Flager Business School
(University of North Carolina at Chapel Hill, 1988).
GERALD C. McDONOUGH (68), Trustee and Chairman of the non-interested
Trustees, is Chairman of G.M. Management Group (strategic advisory services). Mr. McDonough is a Director of York International Corp.
(air conditioning and refrigeration), Commercial Intertech Corp.
(hydraulic systems, building systems, and metal products, 1992), CUNO,
Inc. (liquid and gas filtration products, 1996), and Associated
Estates Realty Corporation (a real estate investment trust, 1993). Mr.
McDonough served as a Director of ACME-Cleveland Corp. (metal working, telecommunications, and electronic products) from 1987-1996.
MARVIN L. MANN (64), Trustee (1993) is Chairman of the Board,
President, and Chief Executive Officer of Lexmark International, Inc.
(office machines, 1991). Prior to 1991, he held the positions of Vice
President of International Business Machines Corporation ("IBM") and
President and General Manager of various IBM divisions and
subsidiaries. Mr. Mann is a Director of M.A. Hanna Company (chemicals,
1993)   , Imation Corp. (imaging and information storage, 1997),
    and Infomart (marketing services, 1991), a Trammell Crow Co. In addition, he serves as the Campaign Vice Chairman of the Tri-State
United Way (1993) and is a member of the University of Alabama
President's Cabinet.
*ROBERT C. POZEN (51), Trustee (1997) and Senior Vice President, is
also President and a Director of FMR (1997); and President and a
Director of FMR Texas Inc. (1997), Fidelity Management & Research
(U.K.) Inc. (1997), and Fidelity Management & Research (Far East) Inc.
(1997). Previously, Mr. Pozen served as General Counsel, Managing
Director, and Senior Vice President of FMR Corp.
THOMAS R. WILLIAMS (68), Trustee, is President of The Wales Group,
Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First
Wachovia Corporation (bank holding company), and Chairman and Chief
Executive Officer of The First National Bank of Atlanta and First
Atlanta Corporation (bank holding company). He is currently a Director of ConAgra, Inc. (agricultural products), Georgia Power Company
(electric utility), National Life Insurance Company of Vermont,
American Software, Inc., and AppleSouth, Inc. (restaurants, 1992).
WILLIAM J. HAYES (63), Vice President (1994), is Vice President of
Fidelity's equity funds; Senior Vice President of FMR; and Managing
Director of FMR Corp.
ARTHUR S. LORING (49), Secretary, is Senior Vice President (1993) and
General Counsel of FMR, Vice President-Legal of FMR Corp., and Vice
President and Clerk of FDC.
RICHARD A. SILVER (50), Treasurer (1997), is Treasurer of the Fidelity
funds and is an employee of FMR (1997). Before joining FMR, Mr. Silver served as Executive Vice President, Fund Accounting & Administration
at First Data Investor Services Group, Inc. (1996   -    1997). Prior
to 1996, Mr. Silver was Senior Vice President and Chief Financial
Officer at The Colonial Group, Inc. Mr. Silver also served as Chairman of the Accounting/Treasurer's Committee of the Investment Company
Institute (1987   -    1993).
ROBERT H. MORRISON (57), Manager of Security Transactions of
Fidelity's equity funds is Vice President of FMR.
JOHN H. COSTELLO (50), Assistant Treasurer, is an employee of FMR.
LEONARD M. RUSH (51), Assistant Treasurer (1994), is an employee of
FMR (1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994)
and Chief Financial Officer of Fidelity Brokerage Services, Inc.
(1990-1993).
The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of each fund for his
or her services for the fiscal year ended July 31, 1997    or December
31, 1996, as applicable    .
COMPENSATION TABLE



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Fi        0 9     9     0            1      0     9     9     0     3     11    0     9     0     9
na
nc
ial
Se
rvi
ce
s   B,
   E

He        0 9     9     1            1      0     9     9     0     3     11    1     9     0     9
alt
h
Ca
re
   B,
   F

Na        0 26    25    99           13     0     26    26    0     26    30    81    26    0     266
tur                6     9       3                   3             5            8          6
al
Re
so
ur
ce
s,   B
   ,G

Te        0 10    10    1            1      0     10    10    0     3     12    1     10           0            10
ch
no
lo
gy
   B,
   H

Ut        0 2     2     0            0      0     2     2     0     1     2     0     2            0            2
ilit
ies
Gr
o
wt
h   B
   ,I

TO   13   13       16    0          0         13       136,2        0        85,     13      13      13      0      136,200
 tAL    7,7   4,7     8,0                             4,7     00                  33     6,2     6,2     4,7
C      00       00           00                        00       3            00           00           00
O
M
PE
NS
ATI
ON
FR
O
M
TH
E
FU
ND
C
O
M
PL
EX
*,
A


* Information is for the calendar year ended December 31, 1996 for 235 funds in the complex.
** Interested Trustees of the funds are compensated by FMR.
*** Richard J. Flynn and Edward H. Malone served on the Board of Trustees through December 31, 1996.
**** Mr. Gates was appointed a Member of the Advisory Board of Fidelity Advisor Series VII effective March 1, 1997.
***** During the period from May 1, 1996 through December 31, 1996 William O. McCoy served as a Member of the Advisory Board of Fidelity Advisor Series VII.
A Compensation figures include cash, a pro rata portion of benefits accrued under the retirement program for the period ended December 30, 1996 and required to be deferred, and may include amounts deferred at the election of Trustees.
   B Compensation figures include cash, and may include amounts required to be deferred, a pro rata portion of benefits accrued under the retirement program for the period ended December 30, 1996 and required to be deferred, and amounts deferred at the election of the Trustees.
   C     The following amounts are required to be deferred by each
non-interested Trustee, most of which is subject to vesting: Ralph F.
Cox, $   0    , Phyllis Burke Davis, $   0    , Richard J. Flynn, $0,
Robert M. Gates, $   0    , E. Bradley Jones, $   0    , Donald J.
Kirk, $   0    , William O. McCoy, $   0    , Gerald C. McDonough,
$   0    , Edward H. Malone, $   0    , Marvin L. Mann, $   0    , and
Thomas R. Williams, $   0    .
   D     The following amounts are required to be deferred by each
non-interested Trustee, most of which is subject to vesting: Ralph F.
Cox, $   0    , Phyllis Burke Davis, $   0    , Richard J. Flynn, $0,
Robert M. Gates, $   0    , E. Bradley Jones, $   0    , Donald J.
Kirk, $   0    , William O. McCoy, $   0    , Gerald C. McDonough,
$   0    , Edward H. Malone, $   0    , Marvin L. Mann, $   0    , and
Thomas R. Williams, $   0    .
   E     The following amounts are required to be deferred by each
non-interested Trustee, most of which is subject to vesting: Ralph F.
Cox, $   0    , Phyllis Burke Davis, $   0    , Richard J. Flynn, $0,
Robert M. Gates, $   0    , E. Bradley Jones, $   0    , Donald J.
Kirk, $   0    , William O. McCoy, $   0    , Gerald C. McDonough,
$   0    , Edward H. Malone, $   0    , Marvin L. Mann, $   0    , and
Thomas R. Williams, $   0    .
   F     The following amounts are required to be deferred by each
non-interested Trustee, most of which is subject to vesting: Ralph F.
Cox, $   0    , Phyllis Burke Davis, $   0    , Richard J. Flynn, $0,
Robert M. Gates, $   0    , E. Bradley Jones, $   0    , Donald J.
Kirk, $   0    , William O. McCoy, $   0    , Gerald C. McDonough,
$   0    , Edward H. Malone, $   0    , Marvin L. Mann, $   0    , and
Thomas R. Williams, $   0    .
   G     The following amounts are required to be deferred by each
non-interested Trustee, most of which is subject to vesting: Ralph F.
Cox, $   6    , Phyllis Burke Davis, $   6    , Richard J. Flynn, $0,
Robert M. Gates, $   0    , E. Bradley Jones, $   6    , Donald J.
Kirk, $   6    , William O. McCoy, $   0    , Gerald C. McDonough,
$   6    , Edward H. Malone, $   6    , Marvin L. Mann, $   6    , and
Thomas R. Williams, $   6    .
   H     The following amounts are required to be deferred by each
non-interested Trustee, most of which is subject to vesting: Ralph F.
Cox, $   0    , Phyllis Burke Davis, $   0    , Richard J. Flynn, $0,
Robert M. Gates, $   0    , E. Bradley Jones, $   0    , Donald J.
Kirk, $   0    , William O. McCoy, $   0    , Gerald C. McDonough,
$   0    , Edward H. Malone, $   0    , Marvin L. Mann, $   0    , and
Thomas R. Williams, $   0    .
   I     The following amounts are required to be deferred by each
non-interested Trustee, most of which is subject to vesting: Ralph F.
Cox, $   0    , Phyllis Burke Davis, $   0    , Richard J. Flynn, $0,
Robert M. Gates, $   0    , E. Bradley Jones, $   0    , Donald J.
Kirk, $   0    , William O. McCoy, $   0    , Gerald C. McDonough,
$   0    , Edward H. Malone, $   0    , Marvin L. Mann, $   0    , and
Thomas R. Williams, $   0    .
Under a retirement program adopted in July 1988 and modified in November 1995 and November 1996, each non-interested Trustee who retired before December 30, 1996 may receive payments from a Fidelity fund during his or her lifetime based on his or her basic trustee fees and length of service. The obligation of a fund to make such payments is neither secured nor funded. A Trustee became eligible to participate in the program at the end of the calendar year in which he or she reached age 72, provided that, at the time of retirement, he or she had served as a Fidelity fund Trustee for at least five years. Under a deferred compensation plan adopted in September 1995 and amended in November 1996 (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual fees. Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of Fidelity funds including funds in each major investment discipline and representing a majority of Fidelity's assets under management (the Reference Funds). The amounts ultimately received by the Trustees under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund's assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to the Trustee. A fund may invest in the Reference Funds under the Plan without shareholder approval.
 As of December 30, 1996, the non-interested Trustees terminated the retirement program for Trustees who retire after such date. In connection with the termination of the retirement program, each then-existing non-interested Trustee received a credit to his or her Plan account equal to the present value of the estimated benefits that would have been payable under the retirement program. The amounts credited to the non-interested Trustees' Plan accounts are subject to vesting and are treated as though equivalent dollar amounts had been invested in shares of the Reference Funds. The amounts ultimately received by the Trustees in connection with the credits to their Plan accounts will be directly linked to the investment performance of the Reference Funds. The termination of the retirement program and related crediting of estimated benefits to the Trustees' Plan accounts did not result in a material cost to the funds.
   As of September 30, 1997, approximately 13.27% of Consumer Industries', 28.56% of Cyclical Industries', 1.76% of Health Care's, 1.71% of Technology's, and 11.82% of Utilities Growth's total outstanding shares were held by an FMR affiliate. FMR Corp. is the ultimate parent company of this FMR affiliate. By virtue of his ownership interest in FMR Corp., as described in the "FMR" section on page 46, Mr. Edward C. Johnson 3d, President and Trustee of the funds, may be deemed to be a beneficial owner of these shares. As of the above date, with the exception of Mr. Johnson 3d's deemed ownership of Consumer Industries', Cyclical Industries', Financial Services', Health Care's, Technology's, and Utilities Growth's shares, the Trustees, Members of the Advisory Board, and officers of the funds owned, in the aggregate, less than 1% of each fund's total outstanding shares.
   As of September 30, 1997, the following owned of record or beneficially 5% or more of a fund's outstanding shares:
   ADVISOR CONSUMER INDUSTRIES - CLASS A: FMR Corp., Boston, MA (13.69%); PNC Securities, Pittsburgh, PA (9.51%); Smith Barney, New York, NY (9.04%); Donaldson, Lufkin & Jenrette, New York, NY (8.47%);
A. G. Edwards & Sons, St. Louis, MO (7.07%); Ilicob Sales Corp., Lockport, NY (6.70%); Securities America, Inc., Omaha, NE (5.25%).
   ADVISOR CONSUMER INDUSTRIES - CLASS T: Securities America, Inc., Omaha, NE (9.60%); Royal Alliance Assoc., Inc., Birmingham, AL (8.69%); Wise Planning, Hicksville, NY (5.69%).
   ADVISOR CONSUMER INDUSTRIES - CLASS B: FMR Corp., Boston, MA (15.01%); Royal Alliance Assoc., Inc., Birmingham, AL (11.23%); Securities America, Inc., Omaha, NE (10.36%); Prudential Securities, New York, NY (7.42%); Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (6.58%); IFG Network Securities, Atlanta, GA
(6.32%).
   ADVISOR CONSUMER INDUSTRIES - INSTITUTIONAL CLASS - FMR Corp., Boston, MA (69.83%); Donaldson, Lufkin & Jenrette, New York, NY (13.01%); First Hawaiian Bank, Honolulu, HI (7.96%).
   ADVISOR CYCLICAL INDUSTRIES - CLASS A: FMR Corp., Boston, MA (34.16%); PNC Securities, Pittsburgh, PA (12.49%); Lincoln Financial Advisors, Fort Wayne, IN (6.12%); Lewco Securities Corp., New York, NY (5.05%); A. G. Edwards & Sons, St. Louis, MO (5.03%).
   ADVISOR CYCLICAL INDUSTRIES - CLASS T: Schield Management Company, Denver, CO (24.46%); G. W. Wade Asset Management Co., Wellesley, MA (10.66%); Royal Alliance Assoc., Inc., Birmingham, AL (10.00%); Dain Bosworth, Inc., Minneapolis, MN (8.40%); Securities America, Inc., Omaha, NE (6.48%); FMR Corp., Boston, MA (5.15%).
   ADVISOR CYCLICAL INDUSTRIES - CLASS B: FMR Corp., Boston, MA (39.66%); The Ohio Company, Columbus, OH (21.17%); Cambridge Investment Research, Fairfield, IA (7.47%); Linsco Private Ledger, San Diego, CA (5.07%).
   ADVISOR CYCLICAL INDUSTRIES - INSTITUTIONAL CLASS: FMR Corp., Boston, MA (58.90%); Charles Schwab and Co., Inc., San Francisco, CA (41.76%).
   ADVISOR FINANCIAL SERVICES - CLASS A: Prudential Securities, New York, NY (16.79%); Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (8.14%); Marquis Investments, Inc., New Orleans, LA (6.45%).
   ADVISOR FINANCIAL SERVICES - CLASS T: Securities America, Inc., Omaha, NE (12.40%); A. G. Edwards & Sons, St. Louis, MO (6.37%); Alpha Equity Research, Inc., Boston, MA (5.18%).
   ADVISOR FINANCIAL SERVICES - CLASS B: Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (20.95%); PaineWebber, Inc., Weehawken, NJ (6.98%).
   ADVISOR FINANCIAL SERVICES - INSTITUTIONAL CLASS: FMR Corp., Boston, MA (46.74%); Charles Schwab and Co., Inc., San Francisco, CA (11.68%); Sampson Investment Management, Danville, CA (9.97%); Investment Centers of America, Bismark, ND (8.32%).
   ADVISOR HEALTH CARE - CLASS A: A. G. Edwards & Sons, St. Louis, MO (8.43%); Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (6.11%); Prudential Securities, New York, NY (5.28%).
   ADVISOR HEALTH CARE - CLASS T: A. G. Edwards & Sons, St. Louis, MO (7.79%); Donaldson, Lufkin & Jenrette, New York, NY (7.29%); Securities America, Inc., Omaha, NE (5.80%); Alpha Equity Research, Inc., Boston, MA (5.14%).
   ADVISOR HEALTH CARE - CLASS B: Morgan Keegan, Memphis, TN (10.42%); Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (7.44%); Royal Alliance Assoc., Inc., Birmingham, AL (5.83%).
   ADVISOR HEALTH CARE - INSTITUTIONAL CLASS: The H Group, Portland, OR (42.33%); FMR Corp., Boston, MA (21.67%); Charles Schwab and Co., Inc., San Francisco, CA (5.71%).
   ADVISOR NATURAL RESOURCES - CLASS A: A. G. Edwards & Sons, St. Louis, MO (7.87%); Donaldson, Lufkin & Jenrette, New York, NY (7.28%); Brenton Banks, Inc., Des Moines, IA (6.48%).
   ADVISOR NATURAL RESOURCES - CLASS T: Smith Barney, New York, NY
(7.64%).
   ADVISOR NATURAL RESOURCES - CLASS B: Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (10.20%); Smith Barney, New York, NY (7.92%); Donaldson, Lufkin & Jenrette, New York, NY (6.31%).
   ADVISOR NATURAL RESOURCES - INSTITUTIONAL CLASS - Resources Trust Company, Englewood, CO (31.70%); Moss Lawton, Chicago, IL (21.68%); Charles Schwab and Co., Inc., San Francisco, CA (13.22%); Donaldson, Lufkin & Jenrette, New York, NY (5.95%).
   ADVISOR TECHNOLOGY - CLASS A: Prudential Securities, New York, NY (13.62%); PaineWebber, Inc., Weehawken, NJ (8.86%); A. G. Edwards & Sons, St. Louis, MO (7.15%); Marquis Investments Inc., New Orleans, LA (6.81%).
   ADVISOR TECHNOLOGY - CLASS T: Securities America, Inc., Omaha, NE (7.85%); PaineWebber, Inc., Weehawken, NJ (6.55%); Donaldson, Lufkin & Jenrette, New York, NY (6.39%); A. G. Edwards & Sons, St. Louis, MO (5.42%).
   ADVISOR TECHNOLOGY - CLASS B: Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (9.68%); Prudential Securities, New York, NY
(5.59%).
   ADVISOR TECHNOLOGY - INSTITUTIONAL CLASS: FMR Corp., Boston, MA (37.32%); Charles Schwab and Co., Inc., San Francisco, CA (29.52%); Investment Centers of America, Bismark, ND (6.56%); Sampson Investment Management, Danville, CA (5.40%).
   ADVISOR UTILITIES GROWTH - CLASS A: FMR Corp., Boston, MA (23.37%); Howe Barnes Investments, Inc., Chicago, IL (7.17%); Piper Jaffrey & Hopwood, Inc., Minneapolis, MN (6.88%); 1717 Capital Management Company, Newark, DE (5.94%); Dain Bosworth, Inc., Minneapolis, MN (5.66%); PaineWebber, Inc., Weehawken, NJ (5.28%); Everen Securities, Inc., West Hartford, CT (5.12%); Lincoln Financial Advisors, Fort Wayne, IN (5.03%).
   ADVISOR UTILITIES GROWTH - CLASS T: Omega Securities, Inc., Forth Worth, TX (19.38%); Sunamerica Securities, Inc., Phoenix, AZ (6.78%);
G. W. Wade Asset Management Co., Wellesley, MA (6.20%); FCS Securities, Marietta, GA (5.30%).
   ADVISOR UTILITIES GROWTH - CLASS B: PaineWebber, Inc., Weehawken, NJ (32.32%); Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (15.46%); A. G. Edwards & Sons, St. Louis, MO (11.45%); Vestax Securities, Hudson, OH (10.40%); FMR Corp., Boston, MA (5.43%).
   ADVISOR UTILITIES GROWTH - INSTITUTIONAL CLASS: FMR Corp., Boston, MA (47.79%); Bank West, Pierre, SD (43.22%); Charles Schwab and Co., Inc., San Francisco, CA (10.26%).
   A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders.
MANAGEMENT CONTRACTS
FMR is each fund's manager pursuant to management contracts dated and approved by shareholders on the dates shown in the table below.

   FUND                 DATE OF MANAGEMENT CONTRACT          DATE OF SHAREHOLDER APPROVAL

   Consumer             7/18/96                              8/30/96*
   Industries

   Cyclical             7/18/96                              8/30/96*
   Industries

   Financial            7/18/96                              8/30/96*
   Services

   Health Care          7/18/96                              8/30/96*

   Natural              7/1/97                               6/18/97
   Resources

   Technology           7/18/96                              8/30/96*

   Utilities            7/18/96                              8/30/96*
   Growth


* Approved by FMR, then the sole shareholder of the fund.
MANAGEMENT SERVICES. Each fund employs FMR to furnish investment advisory and other services. Under the terms of its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of each fund in accordance with its investment objective, policies, and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of each fund and all Trustees who are "interested persons" of the trust or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical, and investment activities.
In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters, and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for each fund; and furnishing reports, evaluations, and analyses on a variety of subjects to the Trustees.
MANAGEMENT-RELATED EXPENSES. In addition to the management fee payable to FMR and the fees payable to the transfer, dividend disbursing, and shareholder servicing agent, pricing and bookkeeping agent, and securities lending agent, as applicable, each fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. Each fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor and non-interested Trustees. Each fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each fund's transfer agent agreement, the transfer agent bears the costs of providing these services to existing shareholders of the applicable classes. Other expenses paid by each fund, or each class thereof, as applicable, include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. Each fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation. MANAGEMENT FEES. For the services of FMR under the management contract, each fund pays FMR a monthly management fee which has two components: a group fee rate and an individual fund fee rate.
The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts.
The following fee schedule is the current fee schedule for each fund.
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average               Annualized   Group Net        Effective Annual Fee
Group                 Rate         Assets           Rate
Assets

 0                    .5200%        $ 0.5 billion   .5200%
   -     $3 billion

 3                    .4900          25             .4238
   -     6

 6                    .4600          50             .3823
   -     9

 9                    .4300          75             .3626
   -     12

 12                   .4000          100            .3512
   -     15

 15                   .3850          125            .3430
   -     18

 18                   .3700          150            .3371
   -     21

 21                   .3600          175            .3325
   -     24

 24                   .3500          200            .3284
   -     30

 30                   .3450          225            .3249
   -     36

 36                   .3400          250            .3219
   -     42

 42                   .3350          275            .3190
   -     48

 48                   .3250          300            .3163
   -     66

 66                   .3200          325            .3137
   -     84

 84                   .3150          350            .3113
   -     102

 102                  .3100          375            .3090
   -     138

 138                  .3050          400            .3067
   -     174

 174                  .3000          425            .3046
   -     210

 210                  .2950          450            .3024
   -     246

 246                  .2900          475            .3003
   -     282

 282                  .2850          500            .2982
   -     318

 318                  .2800          525            .2962
   -     354

 354                  .2750          550            .2942
   -     390

 390                  .2700
   -     426

 426                  .2650
   -     462

 462                  .2600
   -     498

 498                  .2550
   -     534

 O                    .2500
ver 534

This fee schedule has been approved by the shareholders of each fund. The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee
rate at $   521     billion of group net assets    -     the
approximate level for July 1997    -     was    0.2964    %, which is
the weighted average of the respective fee rates for each level of
group net assets up to $   521     billion.
The individual fund fee rates for each fund are set forth in the following chart. Based on the average group net assets of the funds advised by FMR for July 1997, the annual management fee rate would be calculated as follows:

             Group Fee Rate         Individual Fund Fee Rate         Management Fee Rate

Consumer        0.30    %     +     0.30%                      =        0.60    %
Industries

Cyclical        0.30%         +     0.30%                      =        0.60    %
Industries

Financial       0.30%         +     0.30%                      =        0.60    %
Services

Health          0.30%         +     0.30%                      =        0.60    %
Care

Natural         0.30    %     +     0.30%*                     =        0.60    %
Resources

Technolog       0.30    %     +     0.30%                      =        0.60    %
y

Utilities       0.30    %     +     0.30%                      =        0.60    %
Growth


* Effective September 1, 1996, FMR voluntarily reduced the individual fund fee rate for Natural Resources from 0.45% to 0.30%.
One-twelfth of this annual management fee rate is applied to each fund's net assets averaged for the most recent month, giving a dollar amount, which is the fee for that month.
The following table shows the amount of management fees paid by each fund to FMR for the fiscal periods ended July 31, 1997 and, for
Natural Resources, for the fiscal years ended October 31, 1996   ,
    1995   , and 1994    .
Fund         Fiscal Periods Ended       Management Fees
                                        Paid to FMR

Consumer     1997**                     $ 32,305
Industries

Cyclical     1997**                     $ 30,106
Industries

Financial    1997**                     $ 156,182
Services

Health       1997**                     $ 158,600
Care

Natural      11/1/96   -    7/31/97**   $ 3,146,193
Resources

             1996*                      $ 3,344,653

             1995*                      $ 1,730,945

             1994*                      $ 890,892

Technolog    1997**                     $ 174,663
y

Utilities    1997**                     $ 34,303
Growth

* Fiscal year ended October 31   .
** For the period September 3, 1996 (commencement of operations) to July 31, 1997 for all funds other than Natural Resources and for the
period November 1, 1996 to July 31, 1997 for Natural Resources   .
FMR may, from time to time, voluntarily reimburse all or a portion of a class's operating expenses (exclusive of interest, taxes, brokerage commissions, and extraordinary expenses). FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.
Expense reimbursements by FMR will increase a class's total returns, and repayment of the reimbursement by a class will lower its total returns.
SUB-ADVISERS. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR U.K. and FMR Far East. Pursuant to the sub-advisory agreements, FMR may receive investment advice and research services outside the United States from the sub-advisers.
On behalf of each fund, FMR may also grant the sub-advisers investment management authority as well as the authority to buy and sell securities if FMR believes it would be beneficial to the funds. Currently, FMR U.K. and FMR Far East each focus on issuers in countries other than the United States such as those in Europe, Asia, and the Pacific Basin.
FMR U.K. and FMR Far East, which were organized in 1986, are wholly owned subsidiaries of FMR. Under the sub-advisory agreements FMR pays the fees of FMR U.K. and FMR Far East. For providing non-discretionary investment advice and research services, FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of FMR U.K.'s and FMR Far East's costs incurred in connection with providing investment advice and research services.
On behalf of each fund, for providing discretionary investment management and executing portfolio transactions, FMR pays FMR U.K. and FMR Far East a fee equal to 50% of its monthly management fee rate with respect to each fund's average net assets managed by the sub-adviser on a discretionary basis.
The table below shows the fees paid by FMR to FMR U.K. and FMR Far East for providing investment advice and research services for the fiscal periods ended July 31, 1997 and, for Natural Resources, the fiscal years ended October 31, 1995 and 1996.
FEES PAID TO FOREIGN SUB-ADVISERS

FUND   FEES PAID BY FMR TO FMR U.K.                     FEES PAID BY FMR TO FMR FAR EAST



               1997               1996              1995      1997               1996              1995

Consumer       $    66    **      $        N/A      $ N/A     $    68    **      $        N/A         $     N/A
Industries

Cyclical           41    **        N/A               N/A          38    **               N/A        N/A
Industries

Financial          24    **        N/A               N/A          34    **               N/A        N/A
Services

Health Care        1,907    **     N/A               N/A          1,968    **            N/A               N/A

Natural            40,785    **    28,042*           9,872*       39,529    **    28,590*           9,721*
Resources

Technology         1,409    **     N/A               N/A          1,702    **            N/A               N/A

Utilities          24    **        N/A               N/A          24    **               N/A               N/A
Growth



TOTAL          $    44,256           $ 28,042       $ 9,872      $ 43,363        $    28,590       $ 9,721


* Fiscal year ended October 31.
** For the period September 3, 1996 (commencement of operations) to July 31, 1997 for all funds other than Natural Resources and for the period November 1, 1996 to July 31, 1997 for Natural Resources. DISTRIBUTION AND SERVICE PLANS
The Trustees have approved Distribution and Service Plans on behalf of each class of shares of the funds (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow Class A, Class T, Class B, Class C and Institutional Class shares of each fund and FMR to incur certain expenses that might be considered to constitute direct or indirect payment by the funds of distribution expenses.
Pursuant to the Class A Plans, FDC is paid a distribution fee as a percentage of Class A's average net assets at an annual rate of up to 0.75% for each fund. Pursuant to the Class T Plans, FDC is paid a distribution fee as a percentage of Class T's average net assets at an annual rate of up to 0.75% for each fund (except Natural Resources). Pursuant to Natural Resources' Class T Plan, FDC is paid a distribution fee as a percentage of Class T's average net assets at an annual rate of up to 0.65%. Pursuant to the Class B Plans, FDC is paid a distribution fee as a percentage of Class B's average net assets at an annual rate of up to 0.75% for each fund. Pursuant to the Class C Plans, FDC is paid a distribution fee as a percentage of Class C's average net assets at an annual rate of up to 0.75% for each fund. For the purpose of calculating the distribution fees, average net assets are determined at the close of business on each day throughout the month. Currently, the Trustees have approved a distribution fee for Class A at an annual rate of 0.25% for each fund; a distribution fee for Class T at an annual rate of 0.50% for each fund; a distribution fee for Class B at an annual rate of 0.75% for each fund; and a distribution fee for Class C at an annual rate of 0.75% for each fund. Class A and Class T fee rates may be increased only when, in the opinion of the Trustees, it is in the best interests of the shareholders of the applicable class to do so. Class B and Class C of each fund also pay FDC a service fee at an annual rate of 0.25% of Class B's or Class C's, as applicable, average net assets determined at the close of business on each day throughout the month.
Currently, the full amount of distribution fees paid by Class A and Class T is reallowed to investment professionals (including FDC) as compensation for their services in connection with the distribution of Class A or Class T shares, as applicable, and for providing support services to Class A or Class T shareholders, as applicable, based upon the level of services provided.
Currently, the full amount of distribution fees paid by Class B is retained by FDC as compensation for its services and expenses in connection with the distribution of Class B shares, and the full amount of service fees paid by Class B is reallowed to investment professionals (including FDC) for providing personal service to and/or maintenance of Class B shareholder accounts.
Currently, for the first year of investment, the full amount of distribution fees paid by Class C is retained by FDC as compensation for its services and expenses in connection with the distribution of Class C shares, and the full amount of service fees paid by Class C is retained by FDC for providing personal service to and/or maintenance of Class C shareholder accounts. After the first year of investment, the full amount of distribution fees paid by Class C is reallowed to investment professionals (including FDC) as compensation for their services in connection with the distribution of Class C shares, and the full amount of services fees paid by Class C is reallowed to investment professionals (including FDC) for providing personal service to and/or maintenance of Class C shareholder accounts.
The table below shows the distribution fees paid for Class A shares of each fund for the fiscal periods ended July 31, 1997 (Class A shares were not offered prior to September 3, 1996).
CLASS A DISTRIBUTION FEES
       1997

FUND   PAID TO         RETAINED BY    TOTAL
       INVESTMENT      FDC
       PROFESSIONALS

Consumer     $    1,695       $    0       $    1,695
Industries

Cyclical         606              0            606
Industries

Financial        6,571            0            6,571
Services

Health           6,504            0            6,504
Care

Natural          8,324            0            8,324
Resources

Technolog        8,224            0            8,224
y

Utilities        930              0            930
Growth

CLASS T DISTRIBUTION FEES
The table below shows the distribution fees paid for Class T shares of each fund for the fiscal periods ended July 31, 1997 (Class T shares were not offered prior to September 3, 1996 for each fund except
Natural Resources). For the fiscal years ended October 31, 199   6
and 199   5    , Class T of Natural Resources paid FDC distribution
fees of $   2,272,463     and $   1,473,539    , respectively, of
which $   72,772     and $   340,109     was retained by FDC.
       1997*

FUND   PAID TO         RETAINED BY    TOTAL
       INVESTMENT      FDC
       PROFESSIONALS

Consumer Industries   $    17,832         $    0       $    17,832

Cyclical Industries       4,874               0            4,874

Financial Services        100,249             0            100,249

Health Care               102,090             0            102,090

Natural Resources         2,378,291           0            2,378,291

Technology                117,376             0            117,376

Utilities Growth          17,084              0            17,084

* For the period September 3, 1996 (commencement of operations) to July 31, 1997 for all funds other than Natural Resources and for the period November 1, 1996 to July 31, 1997 for Natural Resources
CLASS B DISTRIBUTION AND SERVICE FEES
The table below shows the distribution and shareholder service fees paid for Class B shares of each fund for the fiscal periods ended July 31, 1997 (Class B shares were not offered prior to March 3, 1997 for each fund expect Natural Resources). For the fiscal years ended
October 31, 199   6     and 199   5    , Class B of Natural Resources
paid FDC distribution fees of $   123,133     and $   3,141,
respectively, which was retained by FDC.    For the fiscal years ended
October 31, 1996 and 1995,     Class B of Natural Resources paid FDC
shareholder service fees of $   41,044     and $   1,047,
respectively, of which $   0     and $   0     was retained by FDC.
       1997*

FUND   DISTRIBUTION    RETAINED BY    SHAREHOLDER    RETAINED BY
       FEES            FDC            SERVICE FEES   FDC

Consumer     $    1,039        $    1,039        $    346         $    0
Industries

Cyclical         385               385               151              0
Industries

Financial        11,472            11,472            3,410            0
Services

Health           7,324             7,324             2,442            0
Care

Natural          277,352           277,352           92,450           0
Resources

Technolog        6,762             6,762             2,257            0
y

Utilities        2,526             2,526             842              0
Growth

* For the period September 3, 1996 (commencement of operations) to July 31, 1997 for all funds other than Natural Resources and for the period November 1, 1996 to July 31, 1997 for Natural Resources
Under each Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. Each Class A, Class T, Class B, and Class C Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits, or its other resources, to pay FDC for expenses incurred in connection with the distribution of the applicable class's shares, including payments made to third parties that engage in the sale of the applicable class's shares or to third parties, including banks, that render shareholder support services. Each Institutional Class Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with the distribution of Institutional Class shares. FMR directly, or through FDC, may make payments to third parties, such as banks or broker-dealers, that engage in the sale of Institutional Class shares or provide shareholder support services. The Board of Trustees have authorized such payments for all classes of the funds.
Payments made by FMR either directly or through FDC to third parties for the calendar year ended December 31, 1996 for Class T, Class B and
Institutional Class of    Natural Resources    , amounted to
   $58,000, $4,000, and $4,000 rounded to the nearest one thousand dollars, respectively.
Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of each Plan, and determined that there is a reasonable likelihood that the Plan will benefit the applicable class of each fund and its shareholders. In particular, the Trustees noted that the Institutional Class Plans do not authorize payments by the Institutional Class of each fund other than those made to FMR under its management contract with the fund. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of shares of the applicable class, additional sales of fund shares may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.
The Class A, Class T, Class B, and Class C Plans do not provide for specific payments by the applicable class of any of the expenses of FDC, or obligate FDC or FMR to perform any specific type or level of distribution activities or incur any specific level of expense in connection with distribution activities. After payments by FDC for advertising, marketing and distribution, and payments to third parties, the amounts remaining, if any, may be used as FDC may elect.


                       DATE OF SHAREHOLDER APPROVAL


   FUND                CLASS A                               CLASS T          INSTITUTIONAL          CLASS B


   Consumer         8/30/96                               8/30/96          8/30/96                +

   Industries


   Cyclical         8/30/96                               8/30/96          8/30/96                +

   Industries


   Financial        8/30/96                               8/30/96          8/30/96                +

   Services


   Natural          8/30/96                               12/01/94         6/30/95                6/30/95

   Resources


   Health           8/30/96                               8/30/96          8/30/96                +

   Care


   Technolog        8/30/96                               8/30/96          8/30/96                +

   y


   Utilities        8/30/96                               8/30/96          8/30/96                +

   Growth



   + Not applicable
The Glass-Steagall Act generally prohibits federally and state chartered or supervised banks from engaging in the business of underwriting, selling, or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, FDC believes that the Glass-Steagall Act should not preclude a bank from performing shareholder support services, or servicing and recordkeeping functions. FDC intends to engage banks only to perform such functions. However, changes in federal or state statutes and regulations pertaining to the permissible activities of banks and their affiliates or subsidiaries, as well as further judicial or administrative decisions or interpretations, could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. In such event, changes in the operation of the funds might occur, including possible termination of any automatic investment or redemption or other services then provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and other financial institutions may be required to register as dealers pursuant to state law.
Each fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plans. No preference for the instruments of such depository institutions will be shown in the selection of investments.
CONTRACTS WITH FMR AFFILIATES
Each class has entered into a transfer agent agreement with FIIOC, an affiliate of FMR. Under the terms of the agreements, FIIOC performs transfer agency, dividend disbursing, and shareholder services for each class of each fund.
For providing transfer agency services, FIIOC receives an annual account fee and an asset-based fee each based on account size and fund type for each retail account and certain institutional accounts. With respect to certain institutional retirement accounts, FIIOC receives an annual account fee and an asset-based fee based on account type or fund type. These annual account fees are subject to increase based on postal rate changes.
The asset-based fees are subject to adjustment if the year-to-date total return of the S&P 500 exceeds a positive or negative 15%.
FIIOC also collects small account fees from certain accounts with balances of less than $2,500.
FIIOC pays out-of-pocket expenses associated with providing transfer agent services. In addition, FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.
Each fund has entered into a service agent agreement with FSC, an affiliate of FMR. Under the terms of the agreements, FSC calculates the NAV and dividends for each class of each fund, maintains each fund's portfolio and general accounting records, and administers each fund's securities lending program.
For providing pricing and bookkeeping services, FSC receives a monthly fee based on each fund's average daily net assets throughout the month. The annual fee rates for pricing and bookkeeping services are
 .0600% for equity funds of the first $500 million of average net assets and .0300% for equity funds of average net assets in excess of $500 million. The fee, not including reimbursement for out-of-pocket expenses, is limited to a minimum of $60,000 and a maximum of $800,000 per year.
Pricing and bookkeeping fees, including reimbursement for out-of-pocket expenses, paid by the funds to FSC for the fiscal periods ended July 31, 1997 are shown in the table below. Each fund,
except for Natural Resources, commenced operation   s     on September
3, 1996. For the fiscal years ended October 31, 199   6     and
199   5    , Natural Resources paid FSC $   323,423     and
$   136,434    , respectively.
FUND                  1997*



Consumer Industries    $    55,209

Cyclical Industries        55,106

Financial Services         55,208

Health Care                55,207

Natural Resources          346,819

Technology                 55,209

Utilities Growth           55,003

* For the period September 3, 1996 (commencement of operations) to July 31, 1997 for all funds other than Natural Resources and for the
period November 1, 1996 to July 31, 1997 for Natural Resources   .
For administering each fund's securities lending program, FSC receives fees based on the number and duration of individual securities loans.
For the fiscal year ended    1997, the funds     paid no securities
lending fees.    For the fiscal years ended 1996 and 1995, Natural
Resources paid no securities lending fees.
Each fund has entered into a distribution agreement with FDC, an affiliate of FMR organized as a Massachusetts corporation on July 18, 1960. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of each fund, which are continuously offered. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR. The following table shows the sales charge revenues collected and retained by FDC for each of the funds for the periods ended July 31, 1997 and, for Natural Resources, the fiscal years ended October 31, 1995 and 1996.
            SALES CHARGE REVENUE                     CDSC REVENUE




                                     B

FISCAL PERIOD       AMOUNT PAID         AMOUNT RETAINED                    AMOUNT            AMOUNT
             ENDED                TO FDC               BY FDC         PAID TO           RETAINED
                                                                      FDC               BY FDC

      CLASS T        CLASS A                  CLASS T           CLASS A

CONSUMER
July 31, 1997*     $ 50,036          $ 25,257          $ 10,321          $ 5,217          $ 501             $ 501
INDUSTRIES

CYCLICAL
july 31, 1997*     8,587          8,537               2,204             3,162            50                50
INDUSTRIES

FINANCIAL
July 31, 1997*       266,965        89,581         80,153         23,881           1,297             1,297
SERVICES

HEALTH
July 31, 1997*       289,655          145,733            79,679            37,870           3,867             3,867
CARE

NATURAL
July 31, 1997*    916,737           136,219          249,176           26,145           110,966           110,966
RESOURCES


October 31, 1996**      3,256,662         61,535         530,816           6,151            21,872            21,872

 October 31, 1995**     2,777,231         0          431,130           0                247               247

TECHNOLOGY
July 31, 1997*     326,277         137,804           90,829            33,035           1,501             1,501

UTILITIES
July 31, 1997*      49,162        14,745            10,311            3,264            200               200
GROWTH



* For the period September 3, 1996 (commencement of operations) to July 31, 1997 for all funds other than Natural Resources and for the
period November 1, 1996 to July 31, 1997 for Natural Resources   .
** Fiscal year ended October 31   .
DESCRIPTION OF THE TRUST
TRUST ORGANIZATION. Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Natural Resources Fund, Fidelity Advisor Technology Fund, and Fidelity Advisor Utilities Growth Fund are funds of Fidelity Advisor Series VII, an open-end management investment company organized as a Massachusetts business trust by a Declaration of Trust dated March 21, 1980 as amended and restated July 18, 1991 and as supplemented April 15, 1993 and September 30, 1997. On July 18, 1991, the Board of Trustees voted to change the name of the trust from Plymouth Securities Trust to Fidelity Securities Trust, and on April 15, 1993 the Board of Trustees voted to change the name of the trust to Fidelity Advisor Series VII. Currently, there are seven funds of the trust: Advisor Consumer Industries Fund, Advisor Cyclical Industries Fund, Advisor Financial Services Fund, Advisor Health Care Fund, Advisor Natural Resources Fund, Advisor Technology Fund, and Advisor Utilities Growth Fund. The Declaration of Trust permits the Trustees to create additional funds.
In the event that FMR ceases to be the investment adviser to a trust or a fund, the right of the trust or fund to use the identifying name "Fidelity" may be withdrawn. There is a remote possibility that one fund might become liable for any misstatement in its prospectus or statement of additional information about another fund.
The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund are segregated on the books of account, and are to be charged with the liabilities with respect to such fund and with a share of the general liabilities of the trust. Expenses with respect to the trust are to be allocated in proportion to the asset value of the respective funds, except where allocations of direct expense can otherwise be fairly made. The officers of the trust, subject to the general supervision of the Board of Trustees, have the power to determine which expenses are allocable to a given fund, or which are general or allocable to all of the funds of the trust. In the event of the dissolution or liquidation of the trust, shareholders of each fund of that trust are entitled to receive as a class the underlying assets of such fund available for distribution. SHAREHOLDER AND TRUSTEE LIABILITY. The trust is an entity of the type commonly known as "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust. The Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or its Trustees shall include a provision limiting the obligations created thereby to the trust and its assets. The Declaration of Trust provides for indemnification out of each fund's property of any shareholder held personally liable for the obligations of the fund. The Declaration of Trust also provides that its funds shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote.
The Declaration of Trust further provides that the Trustees, if they have exercised reasonable care, will not be liable for any neglect or wrongdoing, but nothing in the Declaration of Trust protects Trustees against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office. Claims asserted against one class of shares may subject holders of another class of shares to certain liabilities.
VOTING RIGHTS. Each fund's capital consists of shares of beneficial interest. As a shareholder, you receive one vote for each dollar value of net asset value you own. The shares have no preemptive rights and Class A, Class T, Class C, and Institutional Class shares have no
conversion rights;    the conversion rights of Class B shares,
    voting and dividend rights, the right of redemption, and the privilege of exchange are described in the Prospectuses. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder and Trustee Liability" above. Shareholders representing 10% or more of a trust or fund may, as set forth in the Declaration of Trust, call meetings of the trust or fund for any purpose related to the trust or fund, as the case may be, including, in the case of a meeting of an entire trust, the purpose of voting on removal of one or more Trustees. A trust or fund may be terminated upon the sale of its assets to another open-end management investment company, or upon liquidation and distribution of its assets, if approved by vote of the holders of a majority of the trust or the fund, as determined by the current value of each shareholder's investment in the fund or trust. If not so terminated, the trust and funds will continue indefinitely. Each fund of Fidelity Advisor Series VII may invest all of its assets in another investment company.
CUSTODIAN. Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts, is custodian of the assets of Natural Resources. The Chase Manhattan Bank, 1 Chase Manhattan Plaza, New York, New York, is the custodian of the assets of Consumer Industries, Cyclical Industries, Health Care, Technology, Financial Services, and Utilities Growth. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. The custodian takes no part in determining the investment policies of a fund or in deciding which securities are purchased or sold by a fund. However, a fund may invest in obligations of its custodian and may purchase securities from or sell securities to the custodian. The Bank of New York, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions.
FMR, its officers and directors, its affiliated companies, and the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. The Boston branch of the custodian bank of Natural Resources leases its office space from an affiliate of FMR at a lease payment which, when entered into, was consistent with prevailing market rates. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.
AUDITOR. Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts serves as each fund's independent accountant. The auditor examines financial statements for each fund and provides other audit, tax, and related services.
FINANCIAL STATEMENTS
Each fund's financial statements and financial highlights for the fiscal period ended July 31, 1997, and report of the auditor, are included in the funds' Annual Report, which is a separate report supplied with this SAI. The funds' financial statements, including the financial highlights, and report of the auditor are incorporated herein by reference. For a free additional copy of the funds' Annual
Report, contact FDC at 1-800-   522-7297    , 82 Devonshire Street,
Boston, MA 02109, or your investment professional.
APPENDIX
DESCRIPTION OF MOODY'S INVESTORS SERVICE RATINGS OF CORPORATE BONDS Moody's ratings for obligations with an original remaining maturity in excess of one year fall within nine categories. They range from Aaa (highest quality) to C (lowest quality). Moody applies numerical modifiers of 1, 2, or 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks on the lower end of its generic rating category.
AAA    -     Bonds that are rated Aaa are judged to be of the best
quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA    -     Bonds that are rated Aa are judged to be of high quality
by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.
A    -     Bonds that are rated A possess many favorable investment
attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA    -     Bonds that are rated Baa are considered as medium-grade
obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
BA    -     Bonds that are rated Ba are judged to have speculative
elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B    -     Bonds that are rated B generally lack characteristics of
the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
CAA    -     Bonds that are rated Caa are of poor standing. Such
issues may be in default or there may be present elements of danger with respect to principal or interest.
CA    -     Bonds that are rated Ca represent obligations which are
speculative in a high degree. Such issues are often in default or have other marked short-comings.
C    -     Bonds that are rated C are the lowest-rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
DESCRIPTION OF STANDARD & POOR'S RATINGS OF CORPORATE BONDS
Debt issues may be designated by Standard & Poor's as either investment grade ("AAA" through "BBB") or speculative grade ("BB" through "D"). While speculative grade debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions. Ratings from AA to CCC may be modified by the addition of a plus sign (+) or minus
sign (   -    ) to show relative standing within the major rating
categories.
AAA    -     Debt rated AAA has the highest rating assigned by
Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
AA    -     Debt rated AA has a very strong capacity to pay interest
and repay principal and differs from the higher-rated issues only in small degree.
A    -     Debt rated A has a strong capacity to pay interest and
repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.
CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
CC - Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.
C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.
CI - The rating CI is reserved for income bonds on which no interest is being paid.
D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
PART C.  OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)   (1)   Financial Statements and Financial Highlights included in
the Annual Reports for Fidelity Advisor Series VII on behalf of Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Technology Fund, and Fidelity Advisor Utilities Growth Fund for the fiscal year ended July 31, 1997 are included in the funds' prospectuses, are incorporated by reference into the funds' Statement of Additional Information, and were filed on September 26, 1997 pursuant to Rule 30d-1 under the Investment Company Act of 1940 and are incorporated herein by reference.
(a) (2) Financial Statements and Financial Highlights reflecting the Registrant's succession to the business of Fidelity Advisor Natural Resources Fund, a fund of Fidelity Advisor Series V (a Massachusetts business trust) for the fiscial year ended July 31, 1997, are included in the fund's prospectuses, are incorporated by reference into the fund's Statement of Additional Information and were filed on September 26, 1997 pursuant to Rule 30d-1 under the Investment Company Act of 1940.
(b) Exhibits:
(1) (a) Amended and Restated Declaration of Trust dated October 12, 1987 was filed and is incorporated herein by reference to Exhibit 1(a) of Post-Effective Amendment No. 31.
     (b) Amendment to the Fund's Declaration of Trust, dated December 20, 1991, was filed and is incorporated herein by reference to Exhibit 1(b) of Post-Effective Amendment No. 31.
     (c) Amendment to the Fund's Declaration of Trust, dated April 15, 1993, was filed and is incorporated herein by reference to Exhibit 1(c) of Post-Effective Amendment No. 31.
     (d) Amendment to the Declaration of Trust, dated September 30, 1997 is filed herein as Exhibit 1(d).
(2) (a) Bylaws of the Trust are incorporated herein by reference to
Exhibit 2(a) of Post-Effective Amendment 37.
(3)  Not applicable.
(4)  Not applicable.
(5) (a) Management Contract between Fidelity Advisor Natural Resources Fund and Fidelity Management & Research Co., dated October 31, 1997, is filed herein as Exhibit 5(a).
 (b) Sub-Advisory Agreement between Fidelity Management & Research Co., on behalf of Fidelity Advisor Natural Resources Fund, and Fidelity Management & Research (U.K.) Inc., dated October 31, 1997, is filed herein as Exhibit 5(b).
 (c) Sub-Advisory Agreement between Fidelity Management and Research Co., on behalf of Fidelity Advisor Natural Resources Fund, and Fidelity Management & Research (Far East) Inc., dated October 31, 1997, is filed herein as Exhibit 5(c).
 (d) Management Contract between Fidelity Advisor Consumer Industries Fund and Fidelity Management & Research Co., dated July, 18, 1996, is incorporated herein by reference to Exhibit 5(f) of Post-Effective Amendment No. 33.
 (e) Management Contract between Fidelity Advisor Cyclical Industries Fund and Fidelity Management & Research Co., dated July 18, 1996, is incorporated herein by reference to Exhibit 5(g) of Post-Effective Amendment No. 33.
 (f) Management Contract between Fidelity Advisor Financial Services Fund and Fidelity Management & Research Co., dated July 18, 1996, is incorporated herein by reference to Exhibit 5(h) of Post-Effective Amendment No. 33.
 (g) Management Contract between Fidelity Advisor Health Care Fund and Fidelity Management & Research Co., dated July 18, 1996, is incorporated herein by reference to Exhibit 5(i) of Post-Effective Amendment No. 33.
 (h) Management Contract between Fidelity Advisor Technology Fund and Fidelity Management & Research Co., dated July 18, 1996, is incorporated herein by reference to Exhibit 5(j) of Post-Effective Amendment No. 33.
 (i) Management Contract between Fidelity Advisor Utilities Growth Fund and Fidelity Management & Research Co., dated July 18, 1996, is incorporated herein by reference to Exhibit 5(k) of Post-Effective Amendment No. 33.
 (j) Sub-Advisory Agreement between Fidelity Management & Research Co., on behalf of Fidelity Advisor Consumer Industries Fund, and Fidelity Management & Research (U.K.) Inc., dated July 18, 1996, is incorporated herein by reference to Exhibit 5(l) of Post-Effective Amendment No. 33.
 (k) Sub-Advisory Agreement between Fidelity Management & Research Co., on behalf of Fidelity Advisor Cyclical Industries Fund, and Fidelity Management & Research (U.K.) Inc., dated July 18, 1996, is incorporated herein by reference to Exhibit 5(m) of Post-Effective Amendment No. 33.
 (l) Sub-Advisory Agreement between Fidelity Management & Research Co., on behalf of Fidelity Advisor Financial Services Fund, and Fidelity Management & Research (U.K.) Inc., dated July 18, 1996, is incorporated herein by reference to Exhibit 5(n) of Post-Effective Amendment No. 33.
 (m) Sub-Advisory Agreement between Fidelity Management & Research Co., on behalf of Fidelity Advisor Health Care Fund, and Fidelity Management & Research (U.K.) Inc., dated July 18, 1996, is incorporated herein by reference to Exhibit 5(o) of Post-Effective Amendment No. 33.
 (n) Sub-Advisory Agreement between Fidelity Management & Research Co., on behalf of Fidelity Advisor Technology Fund, and Fidelity Management & Research (U.K.) Inc., dated July 18, 1996, is incorporated herein by reference to Exhibit 5(p) of Post-Effective Amendment No. 33.
 (o) Sub-Advisory Agreement between Fidelity Management & Research Co., on behalf of Fidelity Advisor Utilities Growth Fund, and Fidelity Management & Research (U.K.) Inc., dated July 18, 1996, is incorporated herein by reference to Exhibit 5(q) of Post-Effective Amendment No. 33.
 (p) Sub-Advisory Agreement between Fidelity Management and Research Co., on behalf of Fidelity Advisor Consumer Industries Fund, and Fidelity Management & Research (Far East) Inc., dated July 18, 1996, is incorporated herein by reference to Exhibit 5(r) of Post-Effective Amendment No. 33.
 (q) Sub-Advisory Agreement between Fidelity Management and Research Co., on behalf of Fidelity Advisor Cyclical Industries Fund, and Fidelity Management & Research (Far East) Inc., dated July 18, 1996, is incorporated herein by reference to Exhibit 5(s) of Post-Effective Amendment No. 33.
 (r) Sub-Advisory Agreement between Fidelity Management and Research Co., on behalf of Fidelity Advisor Financial Services Fund, and Fidelity Management & Research (Far East) Inc., dated July 18, 1996, is incorporated herein by reference to Exhibit 5(t) of Post-Effective Amendment No. 33.
 (s) Sub-Advisory Agreement between Fidelity Management and Research Co., on behalf of Fidelity Advisor Health Care Fund, and Fidelity Management & Research (Far East) Inc., dated July 18, 1996, is incorporated herein by reference to Exhibit 5(u) of Post-Effective Amendment No. 33.
 (t) Sub-Advisory Agreement between Fidelity Management and Research Co., on behalf of Fidelity Advisor Technology Fund, and Fidelity Management & Research (Far East) Inc., dated July 18, 1996, is incorporated herein by reference to Exhibit 5(v) of Post-Effective Amendment No. 33.
 (u) Sub-Advisory Agreement between Fidelity Management and Research Co., on behalf of Fidelity Advisor Utilities Growth Fund, and Fidelity Management & Research (Far East) Inc., dated July 18, 1996, is incorporated herein by reference to Exhibit 5(w) of Post-Effective Amendment No. 33.
(6) (a) Form of General Distribution Agreement between Fidelity Natural Resources Fund and Fidelity Distributors Corporation is filed herein as Exhibit 6(a).
 (b) General Distribution Agreement between Fidelity Advisor Consumer Industries Fund and Fidelity Distributors Corporation, dated July 18, 1996, is incorporated herein by reference to Exhibit 6(f) of Post-Effective Amendment No. 33.
 (c) General Distribution Agreement between Fidelity Advisor Cyclical Industries Fund and Fidelity Distributors Corporation, dated July 18, 1996, is incorporated herein by reference to Exhibit 6(g) of Post-Effective Amendment No. 33.
 (d) General Distribution Agreement between Fidelity Advisor Financial Services Fund and Fidelity Distributors Corporation, dated July 18, 1996, is incorporated herein by reference to Exhibit 6(h) of Post-Effective Amendment No. 33.
 (e) General Distribution Agreement between Fidelity Advisor Health Care Fund and Fidelity Distributors Corporation, dated July 18, 1996, is incorporated herein by reference to Exhibit 6(i) of Post-Effective Amendment No. 33.
 (f) General Distribution Agreement between Fidelity Advisor Technology Fund and Fidelity Distributors Corporation, dated July 18, 1996, is incorporated herein by reference to Exhibit 6(j) of Post-Effective Amendment No. 33.
 (g) General Distribution Agreement between Fidelity Advisor Utilities Growth Fund and Fidelity Distributors Corporation, dated July 18, 1996, is incorporated herein by reference to Exhibit 6(k) of Post-Effective Amendment No. 33.
 (h) Form of Bank Agency Agreement (most recently revised January,
1997) is filed herein as Exhibit 6(h).
 (i) Form of Selling Dealer Agreement (most recently revised January,
1997) is filed herein as Exhibit 6(i).
 (j) Form of Selling Dealer Agreement for Bank Related Transactions (most recently revised January, 1997) is filed herein as Exhibit 6(j).
(7) (a) Retirement Plan for Non Interested Person Trustees, Directors or General Partners, as amended on November 16, 1995 is incorporated herein by reference to Exhibit 7(a) of Fidelity Select Portfolio's (File No. 2-69972) Post-Effective Amendment No. 54.
 (b) The Fee Deferral plan for Non-Interested Person Directors and Trustees of the Fidelity Funds, effective as of December 1, 1995 is incorporated herein by reference to Exhibit 7(b) of Fidelity School Street Trust's (File No. 2-57167) Post-Effective Amendment No. 47.
(8) (a) Custodian Agreement and Appendix C, dated August 1, 1994, between The Chase Manhattan Bank, N.A. and the Registrant is incorporated herein by reference to Exhibit 8(a) of Fidelity Investment Trust's Post-Effective Amendment No. 59 (File No. 2-90649).
         (b) Appendix A, dated October 17, 1996, to the Custodian Agreement, dated August 1, 1994, between The Chase Manhattan Bank, N.A. and the Registrant is incorporated herein by reference to Exhibit 8(c) of Fidelity Charles Street Trust's Post-Effective Amendment No. 57 (File No. 2-73133).
 (c) Appendix B, dated June 19, 1997, to the Custodian Agreement, dated August 1, 1994, between The Chase Manhattan Bank, N.A. and the Registrant is incorporated herein by reference to Exhibit 8(c) of Fidelity Securities Fund's Post-Effective Amendment No. 36 (File No. 2-93601).
 (d) Fidelity Group Repo Custodian Agreement among The Bank of New York, J. P. Morgan Securities, Inc., and Fidelity Advisor Series V on behalf of Fidelity Advisor Natural Resources Fund, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(d) of Fidelity Institutional Cash Portfolios Trust's (File No. 2-74708) Post-Effective Amendment No. 31.
 (e) Schedule 1 to the Fidelity Group Repo Custodian Agreement among The Bank of New York, J. P. Morgan Securities, Inc., and Fidelity Advisor Series V on behalf of Fidelity Advisor Natural Resources Fund, dated February 12, 1996, is incorporated herein by reference to
Exhibit 8(e) of Fidelity Institutional Cash Portfolios Trust's Post-Effective Amendment No. 31.
 (f) Fidelity Group Repo Custodian Agreement between Chemical Bank, Greenwich Capital Markets, Inc., and Fidelity Advisor Series V on behalf of Fidelity Advisor Natural Resources Fund, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(f) of Fidelity Institutional Cash Portfolios Trust's Post-Effective Amendment No. 31.
 (g) Schedule 1 to the Fidelity Group Repo Custodian Agreement between Chemical and Fidelity Advisor Series V on behalf of Fidelity Advisor Natural Resources Fund, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(h) of Fidelity Institutional Cash Portfolios Trust's Post-Effective Amendment No. 31.
 (h) Joint Trading Account Custody Agreement between the The Bank of New York and Fidelity Advisor Series V on behalf of Fidelity Advisor Natural Resources Fund, dated May 11, 1995, is incorporated herein by reference to Exhibit 8(i) of Fidelity Institutional Cash Portfolios Trust's Post-Effective Amendment No. 31.
 (i) First Amendment to Joint Trading Account Custody Agreement between the The Bank of New York and Fidelity Advisor Series V on behalf of Fidelity Advisor Natural Resources Fund, dated July 14, 1995, is incorporated herein by reference to Exhibit 8(i) of Fidelity Institutional Cash Portfolios Trust's Post-Effective Amendment No. 31.
(9) Not applicable.
(10) Not applicable.
(11) Consent of Coopers & Lybrand L.L.P. is filed herein as Exhibit
11.
(12) Not applicable.
(13) Not applicable.
  (14) (a) Fidelity Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(a) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
             (b) Fidelity Institutional Individual Retirement Account
Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(d) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
             (c) National Financial Services Corporation Individual
Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(h) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
             (d) Fidelity Portfolio Advisory Services Individual
Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(i) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
             (e) Fidelity 403(b)(7) Custodial Account Agreement, as
currently in effect, is incorporated herein by reference to Exhibit 14(e) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
             (f) National Financial Services Corporation Defined
Contribution Retirement Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(k) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
            (g) The CORPORATEplan for Retirement Profit Sharing/401K
Plan, as currently in effect, is incorporated herein by reference to
Exhibit 14(l) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
            (h) The CORPORATEplan for Retirement Money Purchase
Pension Plan, as currently in effect, is incorporated herein by reference to Exhibit 14(m) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
            (i) Fidelity Investments Section 403(b)(7) Individual
Custodial Account Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(f) of Fidelity Commonwealth Trust's (File No. 2-52322) Post-Effective Amendment No. 57.
            (j) Plymouth Investments Defined Contribution Retirement
Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(o) of Fidelity Commonwealth Trust's (File No. 2-52322) Post-Effective Amendment No. 57.
           (k) The Fidelity Prototype Defined Benefit Pension Plan and Trust Basic Plan Document and Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(d) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.
           (l) The Institutional Prototype Plan Basic Plan Document, Standardized Adoption Agreement, and Non-Standardized Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(o) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.
          (m) The CORPORATEplan for Retirement 100SM Profit Sharing/401(k) Basic Plan Document, Standardized Adoption Agreement, and Non-Standardized Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(f) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.
          (n) The Fidelity Investments 401(a) Prototype Plan for Tax-Exempt Employers Basic Plan Document, Standardized Profit Sharing Plan Adoption Agreement, Non-Standardized Discretionary Contribution Plan No. 002 Adoption Agreement, and Non-Standardized Discretionary Contribution Plan No. 003 Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(g) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.
          (o) Fidelity Investments 403(b) Sample Plan Basic Plan Document and Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(p) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.
         (p) Fidelity Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(c) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.
         (q) Fidelity SIMPLE-IRAPlan Adoption Agreement, Company Profile Form, and Plan Document, as currently in effect, is incorporated herein by reference to Exhibit 14(q) of Fidelity Aberdeen Street Trust's (File No. 33-43529) Post-Effective Amendment No. 19.
(15) (a) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Fidelity Advisor Consumer Industries Fund: Class A is incorporated herein by reference to Exhibit 15(e) of Post-Effective Amendment No. 33.
 (b) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Fidelity Advisor Cyclical Industries Fund: Class A is incorporated herein by reference to Exhibit 15(f) of Post-Effective Amendment No. 33.
 (c) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Fidelity Advisor Financial Services Fund: Class A is incorporated herein by reference to Exhibit 15(g) of Post-Effective Amendment No. 33.
 (d) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Fidelity Advisor Health Care Fund: Class A is incorporated herein by reference to Exhibit 15(h) of Post-Effective Amendment No. 33.
 (e) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Fidelity Advisor Technology Fund: Class A is incorporated herein by reference to Exhibit 15(i) of Post-Effective Amendment No. 33.
 (f) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Fidelity Advisor Utilities Growth Fund: Class A is incorporated herein by reference to Exhibit 15(j) of Post-Effective Amendment No. 33.
 (g) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Fidelity Advisor Consumer Industries Fund: Class T is incorporated herein by reference to Exhibit 15(k) of Post-Effective Amendment No. 33.
 (h) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Fidelity Advisor Cyclical Industries Fund: Class T is incorporated herein by reference to Exhibit 15(l) of Post-Effective Amendment No. 33.
 (i) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Fidelity Advisor Financial Services Fund: Class T is incorporated herein by reference to Exhibit 15(m) of Post-Effective Amendment No. 33.
 (j) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Fidelity Advisor Health Care Fund: Class T is incorporated herein by reference to Exhibit 15(n) of Post-Effective Amendment No. 33.
 (k) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Fidelity Advisor Technology Fund: Class T is incorporated herein by reference to Exhibit 15(o) of Post-Effective Amendment No. 33.
 (l) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Fidelity Advisor Utilities Growth Fund: Class T is incorporated herein by reference to Exhibit 15(p) of Post Effective Amendment No. 33.
 (m) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Fidelity Advisor Consumer Industries Fund: Institutional Class is incorporated herein by reference to Exhibit 15(q) of Post-Effective Amendment No. 33.
 (n) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Fidelity Advisor Cyclical Industries Fund: Institutional Class is incorporated herein by reference to Exhibit 15(r) of Post-Effective Amendment No. 33.
 (o) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Fidelity Advisor Financial Services Fund: Institutional Class is incorporated herein by reference to Exhibit 15(s) of Post-Effective Amendment No. 33.
 (p) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Fidelity Advisor Health Care Fund: Institutional Class is incorporated herein by reference to Exhibit 15(t) of Post-Effective Amendment No. 33.
 (q) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Fidelity Advisor Technology Fund: Institutional Class is incorporated herein by reference to Exhibit 15(u) of Post-Effective Amendment No. 33.
 (r) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Fidelity Advisor Utilities Growth Fund: Institutional Class is incorporated herein by reference to Exhibit 15(v) of Post-Effective Amendment No. 33.
 (s) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Fidelity Advisor Consumer Industries Fund: Class B is filed herein asExhibit 15(s).
 (t) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Fidelity Advisor Cyclical Industries Fund: Class B is filed herein as
Exhibit 15(t).
 (u) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Fidelity Advisor Financial Services Fund: Class B is filed herein as
Exhibit 15(u).
 (v) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Fidelity Advisor Health Care Fund: Class B is filed herein as Exhibit 15(v).
 (w) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Fidelity Advisor Technology Fund: Class B is filed herein as Exhibit 15(w).
 (x) Distribution and Service Plan pursuant to Rule 12b-1 Plan for Fidelity Advisor Utilities Growth Fund: Class B is filed herein as
Exhibit 15(x).
 (y) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Consumer Industries Fund: Class C is filed herein as Exhibit 15(y).
 (z) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Cyclical Industries Fund: Class C is filed herein as Exhibit 15(z).
 (aa) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Financial Services Fund: Class C is filed herein as
Exhibit 15(aa).
 (bb) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Health Care Fund: Class C is filed herein as Exhibit 15(bb).
 (cc) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Natural Resources Fund: Class C is filed herein as
Exhibit 15(cc).
 (dd) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Technology Fund: Class C is filed herein as Exhibit 15(dd).
 (ee) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Utilities Growth Fund: Class C is filed herein as
Exhibit 15(ee).
 (ff) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Natural Resources Fund: Class A is filed herein as
Exhibit 15(ff).
 (gg) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Natural Resources Fund: Class T is filed herein as
Exhibit 15(gg).
 (hh) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Natural Resources Fund: Class B is filed herein as
Exhibit 15(hh).
 (ii) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Natural Resources Fund: Institutional Class is filed herein as Exhibit 15(ii).
(16) (a) Schedule for computation of cumulative total returns and average annual returns is incorporated herein by reference to Exhibit 16(b) of Post-Effective Amendment No. 29.
 (b) Formula for computing adjusted net asset value and moving averages is incorporated herein by reference to Exhibit 16(b) to Post-Effective Amendment No. 31.
(17)  Financial Data Schedules are filed herein as Exhibit 27.
(18)  Rule 18f-3 Plan, dated October 16, 1997, is filed herein as
Exhibit 18.

Item 25. Persons Controlled by or Under Common Control with Registrant The Board of Trustees of the Registrant is the same as the boards of other funds in the Fidelity family of funds, each of which has Fidelity Management & Research Company as its investment adviser. In addition the officers of these funds are substantially identical. Nonetheless, the Registrant takes the position that it is not under common control with these other funds since the power residing in the respective boards and officers arises as the result of an official position with the respective funds.
Item 26. Number of Holders of Securities
        September 30, 1997
   Title of Class:  Shares of Beneficial Interest
  Name of Series   Number of Record Holders
 Fidelity Advisor Consumer Industries Fund: Class A  160
 Fidelity Advisor Consumer Industries Fund: Class T  1,058
 Fidelity Advisor Consumer Industries Fund: Class B  96
 Fidelity Advisor Consumer Industries Fund: Class C  0
 Fidelity Advisor Consumer Industries Fund: Institutional Class 22
 Fidelity Advisor Cyclical Industries Fund: Class A      58
 Fidelity Advisor Cyclical Industries Fund: Class T  329
 Fidelity Advisor Cyclical Industries Fund: Class B  23
 Fidelity Advisor Cyclical Industries Fund: Class C  0
 Fidelity Advisor Cyclical Industries Fund: Institutional Class  8
 Fidelity Advisor Financial Services Fund: Class A      798
 Fidelity Advisor Financial Services Fund: Class T  5,429
 Fidelity Advisor Financial Services Fund: Class B  1,108
 Fidelity Advisor Financial Services Fund: Class C  0
 Fidelity Advisor Financial Services Fund: Institutional Class  51
 Fidelity Advisor Health Care Fund: Class A      914
 Fidelity Advisor Health Care Fund: Class T  5,582
 Fidelity Advisor Health Care Fund: Class B  1,052
 Fidelity Advisor Health Care Fund: Class C  0
 Fidelity Advisor Health Care Fund: Institutional Class   42
 Fidelity Advisor Natural Resources Fund: Class A  1,193
 Fidelity Advisor Natural Resources Fund: Class T  66,705
 Fidelity Advisor Natural Resources Fund: Class B  8,377
 Fidelity Advisor Natural Resources Fund: Class C  0
 Fidelity Advisor Natural Resources Fund: Institutional Class 316
 Fidelity Advisor Technology Fund: Class A      1,073
 Fidelity Advisor Technology Fund: Class T  7,023
 Fidelity Advisor Technology Fund: Class B  1,242
 Fidelity Advisor Technology Fund: Class C  0
 Fidelity Advisor Technology Fund: Institutional Class   51
 Fidelity Advisor Utilities Growth Fund: Class A      126
 Fidelity Advisor Utilities Growth Fund: Class T  812
 Fidelity Advisor Utilities Growth Fund: Class B  122
 Fidelity Advisor Utilities Growth Fund: Class C  0
 Fidelity Advisor Utilities Growth Fund: Institutional Class 11

Item 27. Indemnification
 Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Registrant shall indemnify any present or past Trustee or officer to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any claim, action, suit, or proceeding in which he is involved by virtue of his service as a Trustee, an officer, or both. Additionally, amounts paid or incurred in settlement of such matters are covered by this indemnification. Indemnification will not be provided in certain circumstances, however. These include instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.
 Pursuant to Section 11 of the Distribution Agreement, the Registrant agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Registrant included a materially misleading statement or omission. However, the Registrant does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Registrant by or on behalf of the Distributor. The Registrant does not agree to indemnify the parties against any liability to which they would be subject by reason of willful misfeasance, bad faith, gross negligence, and reckless disregard of the obligations and duties under the Distribution Agreement.
 Pursuant to the agreement by which Fidelity Investments Institutional Operations Company ("FIIOC") is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:
 (1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC's performance under the Transfer Agency Agreement; or
 (2) any claim, demand, action or suit (except to the extent contributed to by FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC's acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.
Item 28. Business and Other Connections of Investment Adviser
 (1)  FIDELITY MANAGEMENT & RESEARCH COMPANY (FMR)
 FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature.

Edward C. Johnson 3d        Chairman of the Board of FMR; President and Chief
                            Executive Officer of FMR Corp.; Chairman of the
                            Board and Director of FMR, FMR Corp., FMR Texas
                            Inc., FMR (U.K.) Inc., and FMR (Far East) Inc.;
                            Chairman of the Board and Representative Director of
                            Fidelity Investments Japan Limited; President and
                            Trustee of funds advised by FMR.



Robert C. Pozen             President and Director of FMR; President and Director
                            of FMR Texas Inc., FMR (U.K.) Inc., and FMR (Far
                            East) Inc.; General Counsel, Managing Director, and
                            Senior Vice President of FMR Corp.



J. Gary Burkhead            President of FIIS; President and Director of FMR, FMR
                            Texas Inc., FMR (U.K.) Inc., and FMR (Far East) Inc.;
                            Managing Director of FMR Corp.; Senior Vice
                            President and Trustee of funds advised by FMR.



Peter S. Lynch              Vice Chairman of the Board and Director of FMR.



Marta Amieva                Vice President of FMR.



John Carlson                Vice President of FMR.



Dwight D. Churchill         Senior Vice President of FMR.



Barry Coffman               Vice President of FMR.



Arieh Coll                  Vice President of FMR.



Stephen G. Manning          Assistant Treasurer of FMR



William Danoff              Senior Vice President of FMR and of a fund advised by
                            FMR.



Scott E. DeSano             Vice President of FMR.



Craig P. Dinsell            Vice President of FMR.



Penelope Dobkin             Vice President of FMR and of a fund advised by FMR.



George C. Domolky           Vice President of FMR.



Bettina Doulton             Vice President of FMR and of funds advised by FMR.



Margaret L. Eagle           Vice President of FMR and a fund advised by FMR.



Richard B. Fentin           Senior Vice President of FMR and Vice President of a
                            fund advised by FMR.



Gregory Fraser              Vice President of FMR and of a fund advised by FMR.



Jay Freedman                Assistant Clerk of FMR; Clerk of FMR Corp., FMR
                            (U.K.) Inc., and FMR (Far East) Inc.; Secretary of FMR
                            Texas Inc.



Robert Gervis               Vice President of FMR.



David L. Glancy             Vice President of FMR and of a fund advised by FMR.



Kevin E. Grant              Vice President of FMR and of funds advised by FMR.



Barry A. Greenfield         Vice President of FMR and of a fund advised by FMR.



Boyce I. Greer              Senior Vice President of FMR.



Bart A. Grenier             Vice President of High-Income Funds advised by FMR;
                            Vice President of FMR.



Robert Haber                Vice President of FMR.



Richard C. Habermann        Senior Vice President of FMR; Vice President of funds
                            advised by FMR.



William J. Hayes            Senior Vice President of FMR; Vice President of Equity
                            funds advised by FMR.



Richard Hazlewood           Vice President of FMR and of a fund advised by FMR.



Fred L. Henning Jr.         Senior Vice President of FMR; Vice President of
                            Fixed-Income funds advised by FMR.



Bruce Herring               Vice President of FMR.



John R. Hickling            Vice President of FMR and of a fund advised by FMR.



Robert F. Hill              Vice President of FMR; Director of Technical Research.



Curt Hollingsworth          Vice President of FMR and of funds advised by FMR.



Abigail P. Johnson          Senior Vice President of FMR and of a fund advised by
                            FMR; Associate Director and Senior Vice President of
                            Equity funds advised by FMR.



David B. Jones              Vice President of FMR.



Steven Kaye                 Vice President of FMR and of a fund advised by FMR.



Francis V. Knox             Vice President of FMR; Compliance Officer of FMR
                            (U.K.) Inc.



David P. Kurrasch           Vice President of FMR.



Robert A. Lawrence          Senior Vice President of FMR and Vice President of
                            Fidelity Real Estate High Income II funds advised by
                            FMR; Associate Director and Senior Vice President of
                            Equity funds advised by FMR; Vice President of High
                            Income funds advised by FMR.



Harris Leviton              Vice President of FMR and of a fund advised by FMR.



Bradford E. Lewis           Vice President of FMR and of funds advised by FMR.



Mark G. Lohr                Vice President of FMR; Treasurer of FMR, FMR (U.K.)
                            Inc., FMR (Far East) Inc., and FMR Texas Inc.



Arthur S. Loring            Senior Vice President, Clerk, and General Counsel of
                            FMR; Vice President/Legal, and Assistant Clerk of
                            FMR Corp.; Secretary of funds advised by FMR.



Richard R. Mace Jr.         Vice President of FMR and of funds advised by FMR.



Charles Mangum              Vice President of FMR.



Kevin McCarey               Vice President of FMR.



Diane McLaughlin            Vice President of FMR.



Neal P. Miller              Vice President of FMR.



Robert H. Morrison          Vice President of FMR; Director of Equity Trading.



David L. Murphy             Vice President of FMR and of funds advised by FMR.



Scott Orr                   Vice President of FMR.



Jacques Perold              Vice President of FMR.



Anne Punzak                 Vice President of FMR.



Kenneth A. Rathgeber        Vice President of FMR; Treasurer of funds advised by
                            FMR.



Kennedy P. Richardson       Vice President of FMR.



Mark Rzepczynski            Vice President of FMR.



Lee H. Sandwen              Vice President of FMR.



Patricia A. Satterthwaite   Vice President of FMR and of a fund advised by FMR.



Fergus Shiel                Vice President of FMR.



Carol Smith-Fachetti        Vice President of FMR.



Steven J. Snider            Vice President of FMR.



Thomas T. Soviero           Vice President of FMR and of a fund advised by FMR.



Richard Spillane            Senior Vice President of FMR; Associate Director and
                            Senior Vice President of Equity funds advised by FMR;
                            Senior Vice President and Director of Operations and
                            Compliance of FMR (U.K.) Inc.



Thomas Sprague              Vice President of FMR.



Robert E. Stansky           Senior Vice President of FMR; Vice President of a fund
                            advised by FMR.



Scott Stewart               Vice President of FMR.



Cythia Straus               Vice President of FMR.



Thomas Sweeney              Vice President of FMR and of a fund advised by FMR.



Beth F. Terrana             Senior Vice President of FMR; Vice President of a fund
                            advised by FMR.



Yoko Tilley                 Vice President of FMR.



Joel C. Tillinghast         Vice President of FMR and of a fund advised by FMR.



Robert Tuckett              Vice President of FMR.



Jennifer Uhrig              Vice President of FMR and of funds advised by FMR.



George A. Vanderheiden      Senior Vice President of FMR; Vice President of funds
                            advised by FMR.





(2)  FIDELITY MANAGEMENT & RESEARCH (U.K.) INC. (FMR U.K.)
       25 Lovat Lane, London, EC3R 8LL, England
 FMR U.K. provides investment advisory services to Fidelity Management & Research Company and Fidelity Management Trust Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d   Chairman of the Board and Director of FMR U.K.,
                       FMR, FMR Corp., FMR Texas Inc., and FMR (Far
                       East) Inc.; Chairman of the Executive Committee of
                       FMR; President and Chief Executive Officer of FMR
                       Corp.; Chairman of the Board and Representative
                       Director of Fidelity Investments Japan Limited;
                       President and Trustee of funds advised by FMR.



J. Gary Burkhead       President of FIIS; President and Director of FMR U.K.,
                       FMR, FMR (Far East) Inc., and FMR Texas Inc.;
                       Managing Director of FMR Corp.; Senior Vice
                       President and Trustee of funds advised by FMR.



Robert C. Pozen        President and Director of FMR; President and Director
                       of FMR Texas Inc., FMR (U.K.) Inc., and FMR (Far
                       East) Inc.; General Counsel, Managing Director, and
                       Senior Vice President of FMR Corp.



Mark G. Lohr           Treasurer of FMR U.K., FMR, FMR (Far East) Inc., and
                       FMR Texas Inc.; Vice President of FMR.



Stephen G. Manning     Assistant Treasurer of FMR U.K., FMR, FMR (Far
                       East) Inc., and FMR Texas Inc.; Treasurer of FMR
                       Corp.



Francis V. Knox        Compliance Officer of FMR U.K.; Vice President of
                       FMR.



Jay Freedman           Clerk of FMR U.K., FMR (Far East) Inc., and FMR
                       Corp.; Assistant Clerk of FMR; Secretary of FMR
                       Texas Inc.


(3)  FIDELITY MANAGEMENT & RESEARCH COMPANY (FAR EAST) INC. (FMR FAR
EAST)
      Shiroyama JT Mori Bldg., 4-3-1 Toranomon Minato-ku, Tokyo 105,
Japan
 FMR Far East provides investment advisory services to Fidelity
Management & Research Company and Fidelity Management Trust Company.
The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.
Edward C. Johnson 3d   Chairman of the Board and Director of FMR Far
                       East, FMR, FMR Corp., FMR Texas Inc., and
                       FMR (U.K.) Inc.; Chairman of the Executive
                       Committee of FMR; President and Chief
                       Executive Officer of FMR Corp.; Chairman of
                       the Board and Representative Director of Fidelity
                       Investments Japan Limited; President and
                       Trustee of funds advised by FMR.



J. Gary Burkhead       President and Director of FMR Far East, FMR
                       Texas Inc., FMR, and FMR (U.K.) Inc.;
                       Managing Director of FMR Corp.; Senior Vice
                       President and Trustee of funds advised by FMR.



William R. Ebsworth    Vice President of FMR Far East; Director of
                       FIIA.



Bill Wilder            Vice President of FMR Far East; President and
                       Representative Director of Fidelity Investments
                       Japan Limited.



Stephen P. Jonas       Treasurer of FMR Far East, FMR, FMR (U.K.)
                       Inc., and FMR Texas Inc.; Vice President of
                       FMR.



John D. Crumrine       Assistant Treasurer of FMR Far East, FMR,
                       FMR (U.K.) Inc., and FMR Texas Inc.; Vice
                       President and Treasurer of FMR Corp.



Jay Freedman           Clerk of FMR Far East, FMR (U.K.) Inc., and
                       FMR Corp.; Assistant Clerk of FMR; Secretary
                       of FMR Texas Inc.



Item 29. Principal Underwriters
(a) Fidelity Distributors Corporation (FDC) acts as distributor for most funds advised by FMR.
(b)

Name and Principal   Positions and Offices   Positions and Offices

Business Address*    With Underwriter        With Registrant

Edward C. Johnson 3d   Director                   Trustee and President

Michael Mlinac         Director                   None

James Curvey           Director                   None

Martha B. Willis       President                  None

Arthur S. Loring       Vice President and Clerk   Secretary

Caron Ketchum          Treasurer and Controller   None

Gary Greenstein        Assistant Treasurer        None

Jay Freedman           Assistant Clerk            None

Linda Holland          Compliance Officer         None

* 82 Devonshire Street, Boston, MA
 (c) Not applicable.
Item 30. Location of Accounts and Records
 All accounts, books, and other documents required to be maintained by
Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company or Fidelity Service Company, Inc., 82 Devonshire Street, Boston, MA 02109, or the funds' respective custodian: Brown Brothers Harriman & Co., 40 Water Street, Boston, MA and The Chase Manhattan Bank, 1 Chase Manhattan Plaza, New York, N.Y.
Item 31. Management Services
 Not applicable
Item 32. Undertakings


 The Registrant undertakes on behalf of Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Technology Fund, and Fidelity Advisor Utilities Growth Fund: (1) to call a meeting of shareholders for the purpose of voting upon the questions of removal of a trustee or trustees, when requested to do so by record holders of not less than 10% of its outstanding shares; and (2) to assist in communications with other shareholders pursuant to Section 16(c)(1) and (2) of the 1934 Act, whenever shareholders meeting the qualifications set forth in Section 16(c) seek the opportunity to communicate with other shareholders with a view toward requesting a meeting.
 The Registrant on behalf of Fidelity Advisor Consumer Industries Fund, Fidelity Advisor Cyclical Industries Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Natural Resources Fund, Fidelity Advisor Technology Fund, and Fidelity Advisor Utilities Growth Fund, provided the information required by Item 5A is contained in the annual report, undertakes to furnish each person to whom a prospectus has been delivered, upon their request and without charge, a copy of the Registrant's latest annual report to shareholders.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 38 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 30th day of October 1997.
      FIDELITY ADVISOR SERIES VII
      By /s/Edward C. Johnson 3d          (dagger)
           Edward C. Johnson 3d, President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
       (Signature)   (Title)   (Date)


/s/Edward C. Johnson 3d  (dagger)   President and Trustee           October 30, 1997

Edward C. Johnson 3d                (Principal Executive Officer)



/s/Richard A. Silver                Treasurer                       October 30, 1997

Richard A. Silver



/s/Robert C. Pozen                  Trustee                         October 30 , 1997

Robert C. Pozen



/s/Ralph F. Cox                 *   Trustee                         October 30, 1997

Ralph F. Cox



/s/Phyllis Burke Davis      *       Trustee                         October 30, 1997

Phyllis Burke Davis



/s/Robert M. Gates           **     Trustee                         October 30, 1997

Robert M. Gates



/s/E. Bradley Jones           *     Trustee                         October 30, 1997

E. Bradley Jones



/s/Donald J. Kirk               *   Trustee                         October 30, 1997

Donald J. Kirk



/s/Peter S. Lynch               *   Trustee                         October 30, 1997

Peter S. Lynch



/s/Marvin L. Mann            *      Trustee                         October 30, 1997

Marvin L. Mann



/s/William O. McCoy        *        Trustee                         October 30, 1997

William O. McCoy



/s/Gerald C. McDonough  *           Trustee                         October 30, 1997

Gerald C. McDonough



/s/Thomas R. Williams       *       Trustee                         October 30, 1997

Thomas R. Williams




(dagger) Signatures affixed by Robert C. Pozen pursuant to a power of attorney dated July 17, 1997 and filed herewith.
* Signature affixed by Robert C. Hacker pursuant to a power of attorney dated December 19, 1996 and filed herewith.
** Signature affixed by Robert C. Hacker pursuant to a power of attorney dated March 6, 1997 and filed herewith.
POWER OF ATTORNEY
 I, the undersigned President and Director, Trustee, or General Partner, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust           Fidelity Hereford Street Trust
Fidelity Advisor Series I                Fidelity Income Fund
Fidelity Advisor Series II               Fidelity Institutional Cash Portfolios
Fidelity Advisor Series III              Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series IV               Fidelity Investment Trust
Fidelity Advisor Series V                Fidelity Magellan Fund
Fidelity Advisor Series VI               Fidelity Massachusetts Municipal Trust
Fidelity Advisor Series VII              Fidelity Money Market Trust
Fidelity Advisor Series VIII             Fidelity Mt. Vernon Street Trust
Fidelity Beacon Street Trust             Fidelity Municipal Trust
Fidelity Boston Street Trust             Fidelity Municipal Trust II
Fidelity California Municipal Trust      Fidelity New York Municipal Trust
Fidelity California Municipal Trust II   Fidelity New York Municipal Trust II
Fidelity Capital Trust                   Fidelity Phillips Street Trust
Fidelity Charles Street Trust            Fidelity Puritan Trust
Fidelity Commonwealth Trust              Fidelity Revere Street Trust
Fidelity Concord Street Trust            Fidelity School Street Trust
Fidelity Congress Street Fund            Fidelity Securities Fund
Fidelity Contrafund                      Fidelity Select Portfolios
Fidelity Corporate Trust                 Fidelity Sterling Performance Portfolio, L.P.
Fidelity Court Street Trust              Fidelity Summer Street Trust
Fidelity Court Street Trust II           Fidelity Trend Fund
Fidelity Covington Trust                 Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Daily Money Fund                Fidelity U.S. Investments-Government Securities
Fidelity Destiny Portfolios                 Fund, L.P.
Fidelity Deutsche Mark Performance       Fidelity Union Street Trust
  Portfolio, L.P.                        Fidelity Union Street Trust II
Fidelity Devonshire Trust                Fidelity Yen Performance Portfolio, L.P.
Fidelity Exchange Fund                   Newbury Street Trust
Fidelity Financial Trust                 Variable Insurance Products Fund
Fidelity Fixed-Income Trust              Variable Insurance Products Fund II
Fidelity Government Securities Fund      Variable Insurance Products Fund III
Fidelity Hastings Street Trust


in addition to any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Robert C. Pozen my true and lawful attorney-in-fact, with full power of substitution, and with full power to him to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A, or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A, Form N-8A, or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and on my behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after August 1, 1997.
 WITNESS my hand on the date set forth below.
/s/Edward C. Johnson 3d_   July 17, 1997

Edward C. Johnson 3d

POWER OF ATTORNEY
 I, the undersigned Director, Trustee, or General Partner, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust           Fidelity Government Securities Fund
Fidelity Advisor Annuity Fund            Fidelity Hastings Street Trust
Fidelity Advisor Series I                Fidelity Hereford Street Trust
Fidelity Advisor Series II               Fidelity Income Fund
Fidelity Advisor Series III              Fidelity Institutional Cash Portfolios
Fidelity Advisor Series IV               Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series V                Fidelity Institutional Trust
Fidelity Advisor Series VI               Fidelity Investment Trust
Fidelity Advisor Series VII              Fidelity Magellan Fund
Fidelity Advisor Series VIII             Fidelity Massachusetts Municipal Trust
Fidelity Beacon Street Trust             Fidelity Money Market Trust
Fidelity Boston Street Trust             Fidelity Mt. Vernon Street Trust
Fidelity California Municipal Trust      Fidelity Municipal Trust
Fidelity California Municipal Trust II   Fidelity Municipal Trust II
Fidelity Capital Trust                   Fidelity New York Municipal Trust
Fidelity Charles Street Trust            Fidelity New York Municipal Trust II
Fidelity Commonwealth Trust              Fidelity Phillips Street Trust
Fidelity Congress Street Fund            Fidelity Puritan Trust
Fidelity Contrafund                      Fidelity Revere Street Trust
Fidelity Corporate Trust                 Fidelity School Street Trust
Fidelity Court Street Trust              Fidelity Securities Fund
Fidelity Court Street Trust II           Fidelity Select Portfolios
Fidelity Covington Trust                 Fidelity Sterling Performance Portfolio, L.P.
Fidelity Daily Money Fund                Fidelity Summer Street Trust
Fidelity Daily Tax-Exempt Fund           Fidelity Trend Fund
Fidelity Destiny Portfolios              Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Deutsche Mark Performance       Fidelity U.S. Investments-Government Securities
  Portfolio, L.P.                           Fund, L.P.
Fidelity Devonshire Trust                Fidelity Union Street Trust
Fidelity Exchange Fund                   Fidelity Union Street Trust II
Fidelity Financial Trust                 Fidelity Yen Performance Portfolio, L.P.
Fidelity Fixed-Income Trust              Variable Insurance Products Fund
                                         Variable Insurance Products Fund II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after March 1, 1997.
 WITNESS my hand on the date set forth below.
/s/Robert M. Gates              March 6, 1997

Robert M. Gates

POWER OF ATTORNEY
 We, the undersigned Directors, Trustees, or General Partners, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust           Fidelity Government Securities Fund
Fidelity Advisor Annuity Fund            Fidelity Hastings Street Trust
Fidelity Advisor Series I                Fidelity Hereford Street Trust
Fidelity Advisor Series II               Fidelity Income Fund
Fidelity Advisor Series III              Fidelity Institutional Cash Portfolios
Fidelity Advisor Series IV               Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series V                Fidelity Institutional Trust
Fidelity Advisor Series VI               Fidelity Investment Trust
Fidelity Advisor Series VII              Fidelity Magellan Fund
Fidelity Advisor Series VIII             Fidelity Massachusetts Municipal Trust
Fidelity Beacon Street Trust             Fidelity Money Market Trust
Fidelity Boston Street Trust             Fidelity Mt. Vernon Street Trust
Fidelity California Municipal Trust      Fidelity Municipal Trust
Fidelity California Municipal Trust II   Fidelity Municipal Trust II
Fidelity Capital Trust                   Fidelity New York Municipal Trust
Fidelity Charles Street Trust            Fidelity New York Municipal Trust II
Fidelity Commonwealth Trust              Fidelity Phillips Street Trust
Fidelity Congress Street Fund            Fidelity Puritan Trust
Fidelity Contrafund                      Fidelity Revere Street Trust
Fidelity Corporate Trust                 Fidelity School Street Trust
Fidelity Court Street Trust              Fidelity Securities Fund
Fidelity Court Street Trust II           Fidelity Select Portfolios
Fidelity Covington Trust                 Fidelity Sterling Performance Portfolio, L.P.
Fidelity Daily Money Fund                Fidelity Summer Street Trust
Fidelity Daily Tax-Exempt Fund           Fidelity Trend Fund
Fidelity Destiny Portfolios              Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Deutsche Mark Performance       Fidelity U.S. Investments-Government Securities
  Portfolio, L.P.                           Fund, L.P.
Fidelity Devonshire Trust                Fidelity Union Street Trust
Fidelity Exchange Fund                   Fidelity Union Street Trust II
Fidelity Financial Trust                 Fidelity Yen Performance Portfolio, L.P.
Fidelity Fixed-Income Trust              Variable Insurance Products Fund
                                         Variable Insurance Products Fund II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Directors, Trustees, or General Partners (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after January 1, 1997.
 WITNESS our hands on this nineteenth day of December, 1996.

/s/Edward C. Johnson 3d___________    /s/Peter S. Lynch________________

Edward C. Johnson 3d                  Peter S. Lynch




/s/J. Gary Burkhead_______________    /s/William O. McCoy______________

J. Gary Burkhead                      William O. McCoy


/s/Ralph F. Cox __________________   /s/Gerald C. McDonough___________

Ralph F. Cox                         Gerald C. McDonough


/s/Phyllis Burke Davis_____________   /s/Marvin L. Mann________________

Phyllis Burke Davis                   Marvin L. Mann


/s/E. Bradley Jones________________   /s/Thomas R. Williams ____________

E. Bradley Jones                      Thomas R. Williams


/s/Donald J. Kirk __________________

Donald J. Kirk